UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2010

Date of reporting period: March 31, 2010

Item 1.	Reports to Stockholders.

SEI Institutional Managed Trust

Semi-Annual Report as of March 31, 2010

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small Cap Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

U.S. Fixed Income Fund

High Yield Bond Fund

Real Return Fund

Multi-Strategy Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 10.9%
Amazon.com*	0.8%	72,155	$9,793
Comcast, Cl A	0.5	344,660	6,487
Ford Motor*	0.6	638,454	8,025
Time Warner	0.7	284,617	8,900
Time Warner Cable, Cl A	0.6	130,100	6,936
Other Securities	7.7		99,356

			139,497

Consumer Staples — 8.6%
Coca-Cola	0.6	140,805	7,744
PepsiCo	0.8	150,817	9,978
Philip Morris International	0.8	205,029	10,694
Procter & Gamble	1.3	264,754	16,751
SYSCO	0.5	197,077	5,814
Walgreen	0.8	271,986	10,088
Wal-Mart Stores	0.5	123,320	6,857
Other Securities	3.3		42,321

			110,247

Energy — 9.5%
Chevron	1.8	294,864	22,359
ConocoPhillips	1.2	303,933	15,552
Exxon Mobil	2.2	425,332	28,489
Murphy Oil	0.5	113,328	6,368
Other Securities	3.8		49,635

			122,403

Financials — 15.6%
Aflac	0.5	124,716	6,771
American Express	1.0	300,394	12,394
Bank of America	1.3	924,222	16,497
Goldman Sachs Group	0.9	65,699	11,210
JPMorgan Chase	1.5	441,126	19,740
US Bancorp	0.6	268,459	6,948
Wells Fargo	1.6	658,423	20,490
Other Securities	8.2		106,363

			200,413

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.4%
Aetna	0.6%	203,086	$7,130
Allergan	0.8	165,465	10,808
Amgen*	1.0	212,690	12,710
Cardinal Health	0.5	157,039	5,658
Johnson & Johnson	1.2	238,413	15,545
McKesson	0.5	91,297	6,000
Medtronic	0.5	131,492	5,921
Pfizer	1.1	813,215	13,947
UnitedHealth Group	0.9	350,100	11,438
WellPoint*	0.5	92,301	5,942
Other Securities	5.8		76,496

			171,595

Industrials — 9.0%
General Electric	1.2	837,444	15,242
United Technologies	0.6	111,530	8,210
Other Securities	7.2		91,868

			115,320

Information Technology — 20.4%
Apple*	1.7	92,628	21,761
Cisco Systems*	1.3	607,217	15,806
eBay*	0.5	252,400	6,802
EMC*	0.6	419,450	7,567
Google, Cl A*	1.4	30,566	17,331
Hewlett-Packard	1.1	260,464	13,844
Intel	0.9	511,401	11,384
International Business Machines	1.6	156,515	20,073
Microsoft	2.0	894,315	26,177
Qualcomm	1.0	293,800	12,337
Texas Instruments	0.7	344,021	8,418
Visa, Cl A	0.7	97,175	8,846
Other Securities	6.9		91,685

			262,031

Materials — 3.3%
Other Securities	3.3		41,720

Telecommunication Services — 2.8%
AT&T	1.5	721,388	18,641
Verizon Communications	0.7	275,645	8,551
Other Securities	0.6		8,816

			36,008

Utilities — 3.3%
AES*	0.6	644,000	7,084
Other Securities	2.7%		35,156

			42,240

Total Common Stock (Cost $1,126,433) ($ Thousands)			1,241,474

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	2.8%	36,024,392	$36,024

Total Cash Equivalent (Cost $36,024) ($ Thousands)			36,024

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3		4,251

Total U.S. Treasury Obligations (Cost $4,251) ($ Thousands)			4,251

Total Investments — 99.9% (Cost $1,166,708) ($ Thousands)			$1,281,749

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	63	Jun-2010	$58
S&P 500 Composite Index	89	Jun-2010	418
S&P Mid 400 Index E-MINI	43	Jun-2010	41

			$517

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,283,092 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,241,474	$—	$—	$1,241,474
Cash Equivalent	36,024	—	—	36,024
U.S. Treasury Obligations	—	4,251	—	4,251

Total Investments in Securities	$1,277,498	$4,251	$—	$1,281,749

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$517	$—	$—	$517

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 10.4%
Comcast, Cl A (A)	1.3%	1,273,300	$23,964
Ford Motor* (A)	0.5	754,600	9,485
Home Depot	0.5	297,300	9,618
Time Warner	0.5	315,733	9,873
Time Warner Cable, Cl A (A)	0.5	164,424	8,765
Viacom, Cl B*	0.4	225,800	7,763
Walt Disney	0.6	335,000	11,695
Whirlpool (A)	0.4	88,200	7,696
Other Securities	5.7		107,271

			196,130

Consumer Staples — 5.5%
CVS Caremark	0.6	298,700	10,921
Procter & Gamble	0.9	264,800	16,754
Other Securities	4.0		75,994

			103,669

Energy — 17.1%
Apache	0.5	92,700	9,409
Chevron	3.0	744,700	56,471
ConocoPhillips	1.6	588,586	30,118
Exxon Mobil (A)	5.0	1,409,200	94,388
Marathon Oil	0.7	443,600	14,035
Occidental Petroleum	0.9	192,400	16,265
Schlumberger (A)	0.5	134,500	8,535
Other Securities	4.9		92,988

			322,209

Financials — 23.5%
Allstate	0.7	381,400	12,323
Ameriprise Financial	0.5	194,200	8,809
Bank of America	2.1	2,267,569	40,476
Chubb (A)	0.5	184,800	9,582
Citigroup* (A)	0.7	3,428,700	13,886
Franklin Resources (A)	0.4	74,300	8,240
Goldman Sachs Group	1.4	149,100	25,441

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	2.8%	1,170,000	$52,358
Morgan Stanley	0.5	330,700	9,686
PNC Financial Services Group (A)	0.6	179,055	10,689
Travelers	0.9	299,900	16,177
US Bancorp	0.6	456,300	11,809
Wells Fargo	1.9	1,140,595	35,495
Other Securities	9.9		187,924

			442,895

Health Care — 9.6%
Eli Lilly (A)	0.5	238,900	8,653
Johnson & Johnson	0.9	272,400	17,761
Merck	0.9	449,857	16,802
Pfizer	2.3	2,464,622	42,268
UnitedHealth Group	0.6	361,300	11,804
WellPoint*	0.7	213,000	13,713
Other Securities	3.7		68,999

			180,000

Industrials — 9.8%
Boeing	0.5	139,400	10,122
General Dynamics	0.6	133,700	10,321
General Electric	2.8	2,912,600	53,010
Northrop Grumman	0.7	189,000	12,393
RR Donnelley & Sons	0.5	408,400	8,719
Other Securities	4.7		89,859

			184,424

Information Technology — 5.9%
Hewlett-Packard	0.6	226,700	12,049
Intel	0.8	650,500	14,480
Other Securities	4.5		83,835

			110,364

Materials — 3.7%
Eastman Chemical	0.5	150,500	9,584
Lubrizol	0.4	86,200	7,906
Other Securities	2.8		53,079

			70,569

Telecommunication Services — 5.7%
AT&T	3.2	2,337,395	60,398
Verizon Communications (A)	1.6	955,500	29,640
Other Securities	0.9		17,165

			107,203

Utilities — 5.6%
DTE Energy	0.5	196,800	8,777
Energen	0.4	156,800	7,296
Southern Union	0.4	320,800	8,139

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	4.3%		$80,820

			105,032

Total Common Stock (Cost $1,571,017) ($ Thousands)			1,822,495

AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P., 0.210% (B)**†	8.1	157,054,366	151,767

Total Affiliated Partnership (Cost $157,054) ($ Thousands)			151,767

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	1.7	32,279,797	32,280

Total Cash Equivalent (Cost $32,280) ($ Thousands)			32,280

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0.3		5,643

Total U.S. Treasury Obligation (Cost $5,644) ($ Thousands)			5,643

Total Investments — 106.9% (Cost $1,765,995) ($ Thousands)			$2,012,185

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	204	Jun-2010	$561

For the period ended March 31, 2010, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,882,657 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total market value of securities on loan at March 31, 2010 was $151,940 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was 151,767 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,822,495	$—	$—	$1,822,495
Affiliated Partnership	—	151,767	—	151,767
Cash Equivalent	32,280	—	—	32,280
U.S. Treasury Obligation	—	5,643	—	5,643

Total Investments in Securities	$1,854,775	$157,410	$—	$2,012,185

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$561	$—	$—	$561

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%‡

Consumer Discretionary — 10.7%
Amazon.com*	1.0%	153,335	$20,812
Lowe’s	0.8	682,634	16,547
McDonald’s	0.6	181,560	12,114
Nike, Cl B (A)	0.9	244,660	17,983
priceline.com* (A)	0.5	40,400	10,302
Staples (A)	0.9	785,571	18,375
Target	1.0	380,955	20,038
Other Securities	5.0		98,524

			214,695

Consumer Staples — 12.7%
Coca-Cola	1.4	520,483	28,626
Colgate-Palmolive (A)	0.6	148,774	12,685
Costco Wholesale (A)	0.6	201,870	12,054
PepsiCo	2.1	633,439	41,908
Philip Morris International	1.1	412,090	21,495
Procter & Gamble	2.3	729,793	46,174
Walgreen	0.7	392,252	14,549
Wal-Mart Stores	1.4	485,710	27,005
Other Securities	2.5		50,262

			254,758

Energy — 4.2%
Exxon Mobil	0.5	151,900	10,174
Schlumberger (A)	0.9	273,011	17,325
Other Securities	2.8		56,818

			84,317

Financials — 5.1%
American Express	0.7	344,012	14,194
CME Group	0.7	42,585	13,462
Other Securities	3.7		73,704

			101,360

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 16.2%
Abbott Laboratories	0.8%	300,070	$15,808
Allergan	1.4	435,067	28,419
Amgen*	0.7	246,039	14,703
Baxter International	0.9	293,601	17,088
Gilead Sciences*	0.9	395,185	17,973
Johnson & Johnson	1.7	528,362	34,449
Medco Health Solutions*	0.8	234,882	15,164
Medtronic	0.7	285,200	12,843
St. Jude Medical* (A)	0.5	260,383	10,689
UnitedHealth Group	0.6	360,341	11,772
Other Securities	7.2		144,764

			323,672

Industrials — 7.3%
3M	0.7	155,746	13,016
Expeditors International of Washington (A)	0.5	301,700	11,139
United Technologies	1.2	336,493	24,769
Other Securities	4.9		96,907

			145,831

Information Technology — 32.7%
Adobe Systems*	0.6	346,179	12,244
Apple*	4.0	340,071	79,893
Broadcom, Cl A (A)	0.5	313,640	10,407
Cisco Systems*	2.7	2,029,772	52,835
EMC*	0.8	911,736	16,448
Google, Cl A*	2.6	92,269	52,317
Hewlett-Packard	1.3	500,660	26,610
Intel	0.9	809,615	18,022
International Business Machines	1.8	272,852	34,993
Intuit* (A)	0.6	343,400	11,792
Mastercard, Cl A (A)	0.6	49,230	12,504
Microsoft	3.4	2,343,869	68,605
Oracle	1.3	1,024,665	26,324
Qualcomm	2.1	980,159	41,157
Visa, Cl A (A)	1.3	289,797	26,380
Other Securities	8.2		164,509

			655,040

Materials — 3.4%
Freeport-McMoRan Copper & Gold, Cl B (A)	0.5	128,446	10,730
Praxair	0.6	138,796	11,520
Other Securities	2.3		46,476

			68,726

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 1.2%
Crown Castle International*	0.8%	422,047	$16,135
Other Securities	0.4		8,208

			24,343

Utilities — 0.4%
Other Securities	0.4		7,271

Total Common Stock (Cost $1,465,716) ($ Thousands)			1,880,013

AFFILIATED PARTNERSHIP — 7.7%
SEI Liquidity Fund, L.P., 0.210% (B)**†	7.7	157,797,853	153,929

Total Affiliated Partnership (Cost $157,798) ($ Thousands)			153,929

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	2.1	41,431,747	41,432

Total Cash Equivalent (Cost $41,432) ($ Thousands)			41,432

U.S. TREASURY OBLIGATION (C) — 0.5%
Other Securities	0.5		9,425

Total U.S. Treasury Obligation (Cost $9,425) ($ Thousands)			9,425

Total Investments — 104.2% (Cost $1,674,371) ($ Thousands)			$2,084,799

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	308	Jun-2010	$16

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,001,069 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total market value of securities on loan at March 31, 2010 was $154,182 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $153,929 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,880,013	$—	$—	$1,880,013
Affiliated Partnership	—	153,929	—	153,929
Cash Equivalent	41,432	—	—	41,432
U.S. Treasury Obligation	—	9,425	—	9,425

Total Investments in Securities	$1,921,445	$163,354	$—	$2,084,799

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$16	$—	$—	$16

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 10.7%
Amazon.com*	0.6%	74,104	$10,058
Comcast, Cl A	0.6	498,700	9,385
Lowe’s	0.6	454,741	11,023
Nike, Cl B (A)	0.6	145,770	10,714
Staples	0.6	459,706	10,753
Target	0.5	171,189	9,004
Time Warner	0.5	282,847	8,845
Other Securities	6.7		113,114

			182,896

Consumer Staples — 8.2%
Coca-Cola	0.6	200,076	11,004
PepsiCo	0.9	235,046	15,551
Procter & Gamble	1.6	434,202	27,472
Wal-Mart Stores	0.5	150,346	8,359
Other Securities	4.6		76,904

			139,290

Energy — 9.7%
Chevron	1.5	326,609	24,767
ConocoPhillips	0.9	305,807	15,648
Exxon Mobil	2.2	567,176	37,989
Occidental Petroleum	0.6	124,829	10,553
Other Securities	4.5		76,741

			165,698

Financials — 16.1%
Aflac	0.5	161,160	8,749
American Express	0.6	219,817	9,070
Bank of America	1.4	1,375,424	24,551
Bank of New York Mellon (A)	0.5	262,804	8,115
CME Group	0.6	33,010	10,435
Goldman Sachs Group	0.9	87,400	14,913
JPMorgan Chase	1.8	674,758	30,196
Wells Fargo	1.3	711,367	22,138
Other Securities	8.5		145,629

			273,796

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.2%
Allergan	0.9%	222,420	$14,528
Amgen*	0.6	173,963	10,396
Gilead Sciences*	0.7	248,630	11,308
Johnson & Johnson	1.2	304,122	19,829
Medco Health Solutions*	0.6	150,386	9,709
Merck	0.8	368,722	13,772
Pfizer	1.1	1,107,860	19,000
UnitedHealth Group	0.9	477,188	15,590
Other Securities	6.4		111,859

			225,991

Industrials — 8.0%
General Electric	1.4	1,341,455	24,415
United Technologies	0.7	157,207	11,572
Other Securities	5.9		101,003

			136,990

Information Technology — 20.0%
Apple*	2.1	152,943	35,931
Cisco Systems*	1.4	908,232	23,641
eBay*	0.5	312,591	8,424
EMC*	0.5	498,086	8,986
Google, Cl A*	1.5	44,421	25,187
Hewlett-Packard	1.0	318,121	16,908
Intel	0.9	653,945	14,557
International Business Machines	0.9	114,089	14,632
Mastercard, Cl A (A)	0.5	36,390	9,243
Microsoft	1.6	909,666	26,626
Oracle	0.5	351,141	9,021
Qualcomm	1.2	496,874	20,864
Texas Instruments (A)	0.5	338,100	8,273
Visa, Cl A	0.9	157,978	14,381
Other Securities	6.0		104,542

			341,216

Materials — 3.4%
Other Securities	3.4		57,983

Telecommunication Services — 3.2%
AT&T	1.3	841,446	21,743
Crown Castle International*	0.6	283,962	10,856
Verizon Communications	0.8	428,059	13,278
Other Securities	0.5		8,032

			53,909

Utilities — 3.1%
Other Securities	3.1		52,557

Total Common Stock (Cost $1,297,910) ($ Thousands)			1,630,326

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 10.2%
SEI Liquidity Fund, L.P., 0.210% (B)**†	10.2%	178,313,760	$173,839

Total Affiliated Partnership (Cost $178,314) ($ Thousands)			173,839

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	1.7	28,232,937	28,233

Total Cash Equivalent (Cost $28,233) ($ Thousands)			28,233

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		6,210

Total U.S. Treasury Obligations (Cost $6,210) ($ Thousands)			6,210

Total Investments — 107.8% (Cost $1,510,667) ($ Thousands)			$1,838,608

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	3	Jun-2010	$3
S&P 500 Composite Index	219	Jun-2010	257
S&P Mid 400 Index E-MINI	107	Jun-2010	11

			$271

For the period ended March 31, 2010, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,705,505 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 4).

(A)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total market value of securities on loan at March 31, 2010 was $173,152 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $173,839 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,630,326	$—	$—	$1,630,326
Affiliated Partnership	—	173,839	—	173,839
Cash Equivalent	28,233	—	—	28,233
U.S. Treasury Obligations	—	6,210	—	6,210

Total Investments in Securities	$1,658,559	$180,049	$—	$1,838,608

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$271	$—	$—	$271

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 10.0%
Amazon.com*	0.4%	44,200	$5,999
Comcast, Cl A	0.5	369,322	6,951
Ford Motor*(A)	0.4	438,280	5,509
Home Depot	0.5	221,396	7,162
McDonald’s	0.7	138,870	9,265
Walt Disney	0.6	250,327	8,739
Other Securities	6.9		95,307

			138,932

Consumer Staples — 11.0%
Altria Group	0.4	271,156	5,564
Coca-Cola	1.2	297,953	16,388
CVS Caremark	0.5	180,935	6,615
Kraft Foods, Cl A	0.5	226,098	6,837
PepsiCo	1.0	211,185	13,972
Philip Morris International	0.9	242,965	12,673
Procter & Gamble	1.7	375,601	23,764
Wal-Mart Stores	1.1	275,744	15,331
Other Securities	3.7		52,847

			153,991

Energy — 10.6%
Chevron	1.4	259,678	19,691
ConocoPhillips	0.7	191,943	9,822
Exxon Mobil (A)	2.9	610,844	40,914
Occidental Petroleum	0.6	104,759	8,856
Schlumberger (A)	0.7	154,525	9,806
Other Securities	4.3		59,453

			148,542

Financials — 16.1%
American Express	0.5	155,715	6,425
Bank of America	1.7	1,297,328	23,157
Berkshire Hathaway, Cl B*	1.0	171,947	13,974

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Berkshire Hathaway, Cl A*	0.2%	28	$3,410
Citigroup*(A)	0.7	2,537,185	10,276
Goldman Sachs Group	0.8	67,956	11,595
JPMorgan Chase	1.6	513,757	22,991
US Bancorp	0.5	249,006	6,444
Wells Fargo	1.5	669,863	20,846
Other Securities	7.6		106,032

			225,150

Health Care — 11.9%
Abbott Laboratories	0.8	200,446	10,560
Amgen*	0.5	127,518	7,621
Bristol-Myers Squibb (A)	0.4	222,975	5,953
Johnson & Johnson	1.7	355,882	23,204
Medtronic	0.5	143,717	6,472
Merck	1.1	402,644	15,039
Pfizer	1.3	1,043,276	17,892
Other Securities	5.6		79,317

			166,058

Industrials — 10.3%
3M	0.6	92,682	7,745
Boeing (A)	0.5	98,532	7,154
General Electric	1.8	1,379,874	25,114
United Parcel Service, Cl B	0.6	128,111	8,251
United Technologies	0.6	120,832	8,894
Other Securities	6.2		86,063

			143,221

Information Technology — 18.5%
Apple*	2.0	117,331	27,564
Cisco Systems*	1.4	740,304	19,270
Google, Cl A*	1.3	31,191	17,686
Hewlett-Packard	1.2	304,265	16,172
Intel	1.1	713,915	15,892
International Business Machines	1.5	167,937	21,538
Microsoft	2.1	986,993	28,889
Oracle	0.9	504,988	12,973
Qualcomm	0.7	216,932	9,109
Other Securities	6.3		89,561

			258,654

Materials — 3.4%
Other Securities	3.4		47,518

Telecommunication Services — 2.7%
AT&T	1.4	763,040	19,717

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Verizon Communications	0.8%	366,298	$11,363
Other Securities	0.5		7,245

			38,325

Utilities — 3.4%
Other Securities	3.4		46,794

Total Common Stock (Cost $757,614) ($ Thousands)			1,367,185

AFFILIATED PARTNERSHIP — 15.5%
SEI Liquidity Fund, L.P., 0.210% (B)**†	15.5	220,012,375	216,555

Total Affiliated Partnership (Cost $220,012) ($ Thousands)			216,555

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	2.5	34,230,982	34,231

Total Cash Equivalent (Cost $34,231) ($ Thousands)			34,231

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,044

Total U.S. Treasury Obligations (Cost $3,044) ($ Thousands)			3,044

Total Investments — 116.1% (Cost $1,014,901) ($ Thousands)			$1,621,015

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	668	Jun-2010	$640

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,396,111 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total market value of securities on loan at March 31, 2010 was $213,600 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $216,555 ($ Thousands).

(C)	Security, or portion thereof, is pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,367,185	$—	$—	$1,367,185
Affiliated Partnership	—	216,555	—	216,555
Cash Equivalent	34,231	—	—	34,231
U.S. Treasury Obligations	—	3,044	—	3,044

Total Investments in Securities	$1,401,416	$219,599	$—	$1,621,015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$640	$—	$—	$640

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 81.9%

Consumer Discretionary — 13.4%
Brown Shoe	0.3%	46,300	$717
Cato, Cl A	0.3	39,394	845
HSN*	0.3	29,455	867
Iconix Brand Group*	0.3	59,875	920
Kirkland’s*	0.3	46,302	972
Lululemon Athletica*	0.3	23,294	967
MDC Partners, Cl A	0.3	75,600	782
Ryland Group	0.3	32,400	727
Tempur-Pedic International*	0.3	32,695	986
Tenneco*	0.3	41,743	987
Tupperware Brands	0.3	14,985	723
Other Securities	10.1		29,124

			38,617

Consumer Staples — 3.6%
Medifast*	0.3	28,633	719
Ruddick	0.2	23,350	739
Other Securities	3.1		8,951

			10,409

Energy — 5.0%
PetroHawk Energy*	0.2	35,100	712
World Fuel Services	0.3	27,000	719
Other Securities	4.5		12,989

			14,420

Financials — 13.2%
First Financial Bancorp	0.3	54,140	963
MGIC Investment*	0.3	63,890	701
Radian Group	0.3	53,963	844
Susquehanna Bancshares	0.3	85,540	839
World Acceptance*	0.4	28,391	1,024
Other Securities	11.6		33,485

			37,856

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 10.8%
Acorda Therapeutics*	0.3%	21,000	$718
Chemed	0.3	14,908	811
ICU Medical*	0.3	23,500	810
PDL BioPharma	0.3	135,211	840
Questcor Pharmaceuticals*	0.2	85,625	705
STERIS	0.3	26,448	890
Other Securities	9.1		26,338

			31,112

Industrials — 10.9%
Airtran Holdings*	0.3	175,800	893
Atlas Air Worldwide Holdings*	0.3	17,385	922
UAL*	0.3	42,609	833
Other Securities	10.0		28,785

			31,433

Information Technology — 17.7%
Applied Micro Circuits*	0.2	79,200	683
Arris Group*	0.3	72,900	875
Benchmark Electronics*	0.3	36,788	763
Digital River*	0.3	23,365	708
JDA Software Group*	0.4	41,859	1,164
Mantech International, Cl A*	0.3	14,800	723
MicroStrategy, Cl A*	0.3	9,919	844
Netgear*	0.3	34,144	891
Parametric Technology*	0.3	41,700	753
Quest Software*	0.3	45,138	803
Teradyne*	0.3	65,985	737
TIBCO Software*	0.2	62,900	679
Unisys*	0.3	23,750	829
Valueclick*	0.3	77,422	785
Veeco Instruments*	0.3	21,247	924
Other Securities	13.3		38,754

			50,915

Materials — 4.7%
Carpenter Technology	0.3	25,490	933
NewMarket	0.4	12,672	1,305
WR Grace*	0.4	40,428	1,122
Other Securities	3.6		10,080

			13,440

Telecommunication Services — 0.7%
Other Securities	0.7		1,999

Utilities — 1.9%
Other Securities	1.9		5,398

Total Common Stock (Cost $206,811) ($ Thousands)			235,599

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ in Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.4%
Grubb & Ellis Cumulative*	0.3%	5,800	$853
Other Securities	0.1		208

Total Preferred Stock (Cost $764) ($ Thousands)			1,061

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Value Index Fund	0.3	11,600	741

Total Exchange Traded Fund (Cost $740) ($ Thousands)			741

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $1) ($ Thousands)			—

CONVERTIBLE BOND — 0.0%

Energy — 0.0%
Other Securities	0.0		141

Total Convertible Bond (Cost $164) ($ Thousands)			141

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Other Securities	0.0		47

Total Corporate Obligation (Cost $46) ($ Thousands)			47

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	4.4	12,602,483	12,602

Total Cash Equivalent (Cost $12,602) ($ Thousands)			12,602

U.S. TREASURY OBLIGATION (A) (B) — 0.3%
U.S. Treasury Bills, 0.135%, 06/03/2010	0.3	$942	942

Total U.S. Treasury Obligation (Cost $942) ($ Thousands)			942

Total Investments — 87.3% (Cost $222,070) ($ Thousands)			$251,133

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	686	Jun-2010	$(296)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $287,704 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Invested in Affiliated Security (see Note 5).

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$235,485	$68	$46	$235,599
Preferred Stock	—	208	853	1,061
Exchange Traded Fund	741	—	—	741
Warrants	—	—	—	—
Convertible Bond	—	141	—	141
Corporate Obligation	—	—	47	47
Cash Equivalent	12,602	—	—	12,602
U.S. Treasury Obligation	—	942	—	942

Total Investments in Securities	$248,828	$1,359	$946	$251,133

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(296)	$—	$—	$(296)

*	Futures contracts are valued at unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Preferred Stock	Corporate Obligation
Beginning balance as of October 1, 2009	$—	$—	$—
Accrued discounts/premiums	—	—	1
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(15)	273	1
Net purchases/sales	61	580	45
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of March 31, 2010	$46	$853	$47

Changes in unrealized gains (losses) included earnings related to securities still held at reporting date	$—	$—	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.7%‡

Consumer Discretionary — 9.0%
Jack in the Box*	0.4%	95,070	$2,239
MDC Partners, Cl A	0.4	250,870	2,596
Rent-A-Center*	0.6	136,800	3,235
Other Securities	7.6		46,736

			54,806

Consumer Staples — 4.3%
Universal (A)	0.6	65,300	3,441
Other Securities	3.7		22,368

			25,809

Energy — 4.8%
Berry Petroleum, Cl A (A)	0.4	92,672	2,610
Comstock Resources*	0.4	69,700	2,216
Holly (A)	0.4	82,400	2,300
Other Securities	3.6		21,767

			28,893

Financials — 31.7%
AMB Property† (A)	0.6	141,000	3,841
Douglas Emmett† (A)	0.4	159,700	2,455
Employers Holdings	0.5	209,615	3,113
First Financial Bancorp	0.5	158,902	2,827
Forest City Enterprises, Cl A* (A)	0.4	157,079	2,263
Host Hotels & Resorts† (A)	0.5	208,010	3,047
Infinity Property & Casualty (A)	0.4	55,473	2,521
Kimco Realty† (A)	0.6	232,100	3,630
Platinum Underwriters Holdings (A)	0.6	97,479	3,615
ProAssurance* (A)	0.4	39,555	2,316
Public Storage† (A)	0.5	29,900	2,751
Regency Centers† (A)	0.6	92,600	3,470
Simon Property Group† (A)	0.4	25,618	2,149
Vornado Realty Trust† (A)	0.6	49,297	3,732

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	24.7%		$150,906

			192,636

Health Care — 4.4%
Conmed*	0.4	92,741	2,208
Other Securities	4.0		24,406

			26,614

Industrials — 16.1%
BE Aerospace*	0.4	70,447	2,145
EMCOR Group*	0.5	133,000	3,276
FTI Consulting* (A)	0.4	60,500	2,379
Granite Construction	0.5	100,300	3,031
IDEX	0.4	77,673	2,571
School Specialty* (A)	0.5	145,892	3,313
Teledyne Technologies*	0.6	87,689	3,619
Towers Watson, Cl A (A)	0.8	103,115	4,898
Triumph Group	0.4	31,189	2,186
Woodward Governor (A)	0.4	70,300	2,248
Other Securities	11.2		68,052

			97,718

Information Technology — 13.0%
Benchmark Electronics* (A)	0.4	130,000	2,696
CACI International, Cl A*	0.5	63,241	3,089
Diebold (A)	0.4	72,160	2,292
Digital River*	0.4	89,746	2,719
Lawson Software*	0.6	575,427	3,804
Manhattan Associates*	0.4	89,400	2,278
Zoran*	0.5	247,802	2,666
Other Securities	9.8		59,672

			79,216

Materials — 4.5%
H.B. Fuller	0.4	93,200	2,163
OM Group* (A)	0.4	63,555	2,153
Schweitzer-Mauduit International	0.4	54,911	2,612
Other Securities	3.3		20,575

			27,503

Telecommunication Services — 0.3%
Other Securities	0.3		1,558

Utilities — 5.6%
AGL Resources	0.4	59,681	2,307
El Paso Electric*	0.5	146,600	3,020
Great Plains Energy (A)	0.6	188,761	3,505
Idacorp	0.4	73,265	2,536
NorthWestern	0.4	89,000	2,386
Portland General Electric	0.9	284,064	5,485

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Securities	2.4%		$14,997

			34,236

Total Common Stock (Cost $490,420) ($ Thousands)			568,989

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Value Index Fund	0.4	38,400	2,451
Other Securities	0.2		903

Total Exchange Traded Funds (Cost $3,301) ($ Thousands)			3,354

WARRANTS — 0.0%
Other Securities	0.0		5

Total Warrants (Cost $—) ($ Thousands)			5

AFFILIATED PARTNERSHIP — 21.8%
SEI Liquidity Fund, L.P., 0.210% (B)**††	21.8	136,752,874	132,606

Total Affiliated Partnership (Cost $136,753) ($ Thousands)			132,606

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	6.1	37,323,543	37,324

Total Cash Equivalent (Cost $37,324) ($ Thousands)			37,324

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bill, 0.119%, 06/03/2010	0.4	$2,387	2,386

Total U.S. Treasury Obligation (Cost $2,386) ($ Thousands)			2,386

Total Investments — 122.6% (Cost $670,184) ($ Thousands)			$744,664

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	357	Jun-2010	$(8)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $607,328 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total market value of securities on loan at March 31, 2010 was $132,009 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $132,606 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$568,521	$—	$468	$568,989
Exchange Traded Funds	3,354	—	—	3,354
Warrants	5	—	—	5
Affiliated Partnership	—	132,606	—	132,606
Cash Equivalent	37,324	—	—	37,324
U.S. Treasury Obligation	—	2,386	—	2,386

Total Investments in Securities	$609,204	$134,992	$468	$744,664

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(8)	$—	$—	$(8)

*	Futures contracts are value at unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$445
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	23
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2010	$468

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$23

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%‡

Consumer Discretionary — 18.0%
American Public Education*	0.6%	57,918	$2,699
Capella Education* (A)	0.4	17,507	1,625
Finish Line, Cl A	0.5	123,793	2,020
J Crew Group*	0.5	43,484	1,996
Life Time Fitness* (A)	0.8	125,550	3,528
Live Nation*	0.4	114,300	1,657
Lululemon Athletica* (A)	0.6	65,940	2,736
Tempur-Pedic International* (A)	0.5	72,845	2,197
Tupperware Brands	0.6	54,727	2,639
Other Securities	13.1		56,571

			77,668

Consumer Staples — 3.0%
Other Securities	3.0		13,044

Energy — 4.8%
Comstock Resources*	0.4	57,793	1,838
PetroHawk Energy*	0.6	120,083	2,435
SandRidge Energy*	0.5	293,087	2,257
World Fuel Services (A)	0.5	80,312	2,140
Other Securities	2.8		11,934

			20,604

Financials — 4.7%
Affiliated Managers Group* (A)	0.4	22,963	1,814
CapitalSource	0.4	284,484	1,590
MarketAxess Holdings	0.4	108,173	1,702
MGIC Investment*	0.5	218,327	2,395
Other Securities	3.0		12,724

			20,225

Health Care — 18.8%
Abaxis*	0.4	67,856	1,845
Acorda Therapeutics*	0.6	68,777	2,352

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AMAG Pharmaceuticals*	0.6%	75,252	$2,627
Amedisys*	0.4	28,367	1,566
Healthsouth* (A)	0.5	109,380	2,045
Human Genome Sciences*	0.5	68,716	2,075
NuVasive* (A)	0.5	51,985	2,350
PDL BioPharma (A)	0.5	372,789	2,315
STERIS	0.4	56,920	1,916
Other Securities	14.4		61,594

			80,685

Industrials — 15.6%
Aegean Marine Petroleum Network	0.5	80,705	2,290
AerCap Holdings*	0.5	177,694	2,047
CoStar Group* (A)	0.5	51,644	2,144
EnerNOC*	0.4	57,571	1,709
Innerworkings* (A)	0.4	328,148	1,706
Old Dominion Freight Line*	0.4	47,505	1,586
Other Securities	12.8		55,705

			67,187

Information Technology — 27.2%
Advanced Energy Industries*	0.7	186,605	3,090
Art Technology Group*	0.6	569,948	2,513
Atheros Communications*	0.7	82,190	3,182
Blackboard*	0.4	40,421	1,684
DTS*	0.5	64,233	2,186
MicroStrategy, Cl A*	0.5	24,831	2,112
Net 1 UEPS Technologies*	0.5	108,742	2,000
Power Integrations (A)	0.5	48,154	1,984
Quality Systems (A)	0.4	26,205	1,610
Solera Holdings	0.4	41,065	1,587
Taleo, Cl A*	0.4	68,530	1,776
Teradyne*	0.5	181,238	2,024
Veeco Instruments* (A)	0.5	49,871	2,169
VistaPrint*	0.5	39,542	2,264
Volterra Semiconductor*	0.4	62,961	1,580
Other Securities	19.7		85,343

			117,104

Materials — 2.6%
WR Grace*	0.4	58,731	1,630
Other Securities	2.3		9,494

			11,124

Telecommunication Services — 1.4%
SBA Communications, Cl A* (A)	0.5	64,789	2,337
Other Securities	0.9		3,673

			6,010

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.6%
Other Securities	0.6%		$2,464

Total Common Stock (Cost $333,867) ($ Thousands)			416,115

WARRANTS — 0.0%
Other Securities	0.0		2

Total Warrants (Cost $—) ($ Thousands)			2

AFFILIATED PARTNERSHIP — 13.5%
SEI Liquidity Fund, L.P., 0.210% (B)**†	13.5	60,996,621	58,038

Total Affiliated Partnership (Cost $60,997) ($ Thousands)			58,038

CASH EQUIVALENT — 7.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	7.8	33,674,766	33,675

Total Cash Equivalent (Cost $33,675) ($ Thousands)			33,675

U.S. TREASURY OBLIGATION (C) (D) — 0.5%
U.S. Treasury Bills, 0.112%, 06/03/2010	0.5	$2,160	2,159

Total U.S. Treasury Obligation (Cost $2,159) ($ Thousands)			2,159

Total Investments — 118.5% (Cost $430,698) ($ Thousands)			$509,989

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	207	Jun-2010	$(77)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $430,316 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total market value of securities on loan at March 31, 2010 was $51,325 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $58,038 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$415,587	$108	$420	$416,115
Warrants	—	2	—	2
Affiliated Partnership	—	58,038	—	58,038
Cash Equivalent	33,675	—	—	33,675
U.S. Treasury Obligation	—	2,159	—	2,159

Total Investments in Securities	$449,262	$60,307	$420	$509,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(77)	$—	$—	$(77)

*	Futures contracts are valued at unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$571
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(139)
Net purchases/sales	—
Net transfer in and/or out of Level 3	(12)

Ending balance as of March 31, 2010	$420

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(139)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 17.4%
American Eagle Outfitters	0.4%	60,363	$1,118
Cracker Barrel Old Country Store	0.3	19,258	893
Dick’s Sporting Goods*	0.3	35,380	924
DreamWorks Animation SKG, Cl A*	0.4	27,350	1,077
Hanesbrands*	0.4	44,740	1,245
Jarden	0.3	29,000	965
Live Nation*	0.4	80,103	1,161
National CineMedia	0.3	51,363	887
PetSmart	0.4	32,570	1,041
Phillips-Van Heusen	0.3	15,880	911
Polaris Industries	0.3	20,535	1,051
Scientific Games, Cl A*	0.5	96,490	1,359
Williams-Sonoma	0.3	35,090	923
WMS Industries*	0.4	29,636	1,243
Wyndham Worldwide	0.3	33,410	860
Other Securities	12.1		35,951

			51,609

Consumer Staples — 4.1%
Green Mountain Coffee Roasters*	0.3	8,820	854
Herbalife	0.3	21,480	991
Other Securities	3.5		10,401

			12,246

Energy — 4.1%
Overseas Shipholding Group	0.3	21,540	845
Other Securities	3.8		11,390

			12,235

Financials — 14.6%
ProAssurance*	0.3	16,694	977
Unum Group	0.4	41,668	1,032
Zions Bancorporation	0.4	45,316	989

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	13.5%		$40,245

			43,243

Health Care — 12.1%
Coventry Health Care*	0.3	39,700	981
ev3*	0.3	55,300	877
Health Net*	0.4	45,715	1,137
Onyx Pharmaceuticals*	0.3	30,500	924
Parexel International*	0.3	36,450	850
SXC Health Solutions*	0.4	15,940	1,073
Other Securities	10.1		30,028

			35,870

Industrials — 14.0%
BE Aerospace*	0.5	48,707	1,483
Continental Airlines, Cl B*	0.5	63,045	1,385
Gardner Denver	0.4	23,929	1,054
JB Hunt Transport Services	0.4	27,570	989
SYKES Enterprises*	0.7	90,497	2,067
Triumph Group	0.3	12,317	863
Other Securities	11.2		33,466

			41,307

Information Technology — 17.8%
Alliance Data Systems*	0.3	15,000	960
Equinix*	0.5	14,380	1,400
Gartner*	0.4	49,740	1,106
GSI Commerce*	0.6	68,220	1,888
Lawson Software*	0.3	134,411	888
Lexmark International, Cl A*	0.4	35,150	1,268
Microsemi*	0.3	58,572	1,016
PMC - Sierra*	0.4	114,800	1,024
TiVo*	0.5	79,170	1,355
VistaPrint*	0.5	27,109	1,552
Other Securities	13.6		40,335

			52,792

Materials — 5.0%
Silgan Holdings	0.4	18,495	1,114
Other Securities	4.6		13,759

			14,873

Telecommunication Services — 1.8%
NII Holdings*	0.5	36,200	1,508
SBA Communications, Cl A*	0.6	47,710	1,721
Other Securities	0.7		2,114

			5,343

Utilities — 4.2%
AGL Resources	0.5	34,098	1,318
Great Plains Energy	0.4	56,292	1,045
NorthWestern	0.3	32,525	872

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Portland General Electric	0.4%	53,681	$1,037
Other Securities	2.6		7,986

			12,258

Total Common Stock (Cost $222,992) ($ Thousands)			281,776

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1		172

Total Exchange Traded Fund (Cost $150) ($ Thousands)			172

CLOSED-END FUND — 0.0%
Other Securities	0.0		13

Total Closed-End Fund (Cost $9) ($ Thousands)			13

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	4.9	14,667,326	14,667

Total Cash Equivalent (Cost $14,667) ($ Thousands)			14,667

U.S. TREASURY OBLIGATION (B) — 0.2%
Other Securities	0.2		623

Total U.S. Treasury Obligation (Cost $623) ($ Thousands)			623

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P., 0.210% (A)**†	0.2	649,899	480

Total Affiliated Partnership (Cost $650) ($ Thousands)			480

Total Investments — 100.5% (Cost $239,091) ($ Thousands)			$297,731

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	76	Jun-2010	$24
S&P Mid 400 Index E-MINI	50	Jun-2010	57

			$81

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $296,136 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).
(A)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $480 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$281,776	$—	$—	$281,776
Exchange Traded Fund	172	—	—	172
Closed-End Fund	13	—	—	13
Cash Equivalent	14,667	—	—	14,667
U.S. Treasury Obligation	—	623	—	623
Affiliated Partnership	—	480	—	480

Total Investments in Securities	$296,628	$1,103	$—	$297,731

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$81	$—	$—	$81

*	Futures contracts are valued at unrealized appreciation on the instrument.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 75.3%

Consumer Discretionary — 13.7%
Dollar Tree*	0.6%	18,400	$1,090
Macy’s	0.6	48,300	1,051
Mattel	0.5	42,000	955
Ross Stores (A)	0.6	21,900	1,171
TJX	1.0	41,400	1,760
Wyndham Worldwide	0.5	31,000	798
Other Securities	9.9		17,718

			24,543

Consumer Staples — 5.2%
ConAgra Foods	0.5	34,900	875
Constellation Brands, Cl A*	0.4	43,500	715
Del Monte Foods	0.6	75,200	1,098
Sara Lee	0.4	55,300	770
Other Securities	3.3		5,806

			9,264

Energy — 4.2%
Cimarex Energy	0.5	15,400	915
El Paso	0.6	104,100	1,128
Murphy Oil	0.6	20,300	1,141
Spectra Energy	0.5	35,700	804
Other Securities	2.0		3,413

			7,401

Financials — 12.6%
American Financial Group	0.4	25,200	717
Annaly Capital Management†	0.6	65,500	1,125
Hospitality Properties Trust†	0.4	31,600	757
RenaissanceRe Holdings	0.4	14,100	800
SL Green Realty† (A)	0.4	12,400	710
Other Securities	10.4		18,372

			22,481

Health Care — 7.2%
AmerisourceBergen	0.4	26,800	775
Hospira*	0.6	18,200	1,031

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Humana*	0.4%	15,200	$711
Intuitive Surgical*	0.4	2,200	766
Kinetic Concepts*	0.5	19,700	942
Universal Health Services, Cl B	0.5	23,600	828
Other Securities	4.4		7,857

			12,910

Industrials — 9.3%
Hubbell, Cl B	0.4	14,500	731
ITT	0.5	17,900	960
Joy Global	0.5	16,400	928
L-3 Communications Holdings	0.6	12,400	1,136
Oshkosh Truck	0.6	26,800	1,081
Timken	0.4	24,200	726
Other Securities	6.3		11,017

			16,579

Information Technology — 12.7%
Arrow Electronics*	0.4	25,200	759
Avnet*	0.6	33,500	1,005
CA	0.5	34,600	812
Computer Sciences*	0.5	15,600	850
DST Systems (A)	0.4	17,500	725
Harris	0.5	17,600	836
Jabil Circuit	0.6	63,100	1,022
Marvell Technology Group*	0.4	35,900	732
Micron Technology* (A)	0.5	87,000	904
Seagate Technology	0.6	57,800	1,055
Western Digital*	0.7	33,900	1,322
Other Securities	7.0		12,586

			22,608

Materials — 4.6%
Ashland	0.6	19,300	1,019
Celanese, Ser A	0.4	25,500	812
Lubrizol	0.6	12,200	1,119
Other Securities	3.0		5,332

			8,282

Telecommunication Services — 0.5%
Other Securities	0.5		864

Utilities — 5.3%
AES*	0.4	65,000	715
Constellation Energy Group	0.6	29,600	1,039
DTE Energy	0.4	17,800	794
Energen	0.4	15,700	731
Other Securities	3.5		6,242

			9,521

Total Common Stock (Cost $109,525) ($ Thousands)			134,453

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 22.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	22.9%	40,839,175	$40,839

Total Cash Equivalent (Cost $40,839) ($ Thousands)			40,839

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P., 0.210% (B)**††	3.1	5,856,421	5,548

Total Affiliated Partnership (Cost $5,857) ($ Thousands)			5,548

U.S. TREASURY OBLIGATION (C) (D) — 2.1%
U.S. Treasury Bills, 0.121%, 06/03/2010	2.1	$3,854	3,853

Total U.S. Treasury Obligation (Cost $3,853) ($ Thousands)			3,853

Total Investments — 103.4% (Cost $160,074) ($ Thousands)			$184,693

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	560	Jun-2010	$(28)

For the year ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $178,618 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total market value of securities on loan at March 31, 2010 was $5,657 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $5,548 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

Ser — Series

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$134,453	$—	$—	$134,453
Cash Equivalent	40,839	—	—	40,839
Affiliated Partnership	—	5,548	—	5,548
U.S. Treasury Obligation	—	3,853	—	3,853

Total Investments in Securities	$175,292	$9,401	$—	$184,693

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(28)	$—	$—	$(28)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 8.1%
Amazon.com*	1.2%	33,471	$4,543
Strayer Education	0.7	10,371	2,526
Other Securities	6.2		24,156

			31,225

Consumer Staples — 15.1%
Altria Group	1.0	196,175	4,025
Brown-Forman, Cl B	1.2	73,714	4,382
Campbell Soup	0.7	73,907	2,613
Hershey	0.8	76,186	3,261
Hormel Foods	1.6	147,215	6,184
Kimberly-Clark	0.7	44,866	2,821
Lorillard	1.2	60,366	4,542
Philip Morris International	1.2	87,091	4,543
Reynolds American	1.2	83,320	4,498
SYSCO	1.2	152,839	4,509
Other Securities	4.3		16,544

			57,922

Energy — 3.6%
Chevron	0.5	26,900	2,040
Other Securities	3.1		11,916

			13,956

Financials — 13.6%
Bank of Hawaii	1.1	95,373	4,287
Capitol Federal Financial	0.6	57,298	2,147
Commerce Bancshares	1.4	133,173	5,479
Cullen/Frost Bankers	1.0	66,031	3,684
First Citizens BancShares, Cl A	0.6	11,436	2,273
People’s United Financial	0.8	194,780	3,046
TFS Financial	0.8	238,535	3,185
Other Securities	7.3		28,024

			52,125

Health Care — 22.5%
Abbott Laboratories	1.4	102,280	5,388

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AmerisourceBergen	1.6%	218,226	$6,311
Amgen*	1.2	76,076	4,546
Baxter International	0.8	55,195	3,212
Becton Dickinson	1.2	57,460	4,524
Biogen Idec*	1.2	78,674	4,513
C.R. Bard	1.1	49,614	4,298
Cardinal Health	1.2	125,211	4,511
Forest Laboratories*	1.0	123,040	3,859
Genzyme*	1.3	95,329	4,941
Gilead Sciences*	1.1	91,190	4,147
Johnson & Johnson	1.2	69,099	4,505
McKesson	1.7	98,316	6,461
Millipore*	0.8	29,987	3,167
Techne	1.0	63,609	4,051
Other Securities	4.7		17,849

			86,283

Industrials — 3.9%
Other Securities	3.9		14,875

Information Technology — 11.2%
Analog Devices	0.9	114,926	3,312
Google, Cl A*	1.1	7,534	4,272
Intel	1.2	204,628	4,555
International Business Machines	1.2	35,604	4,566
Tech Data*	1.0	94,708	3,968
Texas Instruments	1.1	169,858	4,157
Other Securities	4.7		18,072

			42,902

Materials — 3.2%
Newmont Mining	0.9	69,372	3,533
Other Securities	2.3		8,700

			12,233

Telecommunication Services — 2.5%
AT&T	0.5	79,900	2,065
Other Securities	2.0		7,593

			9,658

Utilities — 11.7%
AGL Resources	0.8	82,355	3,183
Atmos Energy	0.9	125,435	3,584
Nicor	1.1	96,596	4,049
NSTAR	0.9	98,046	3,473
UGI	0.7	92,584	2,457
Vectren	0.7	105,405	2,606
Wisconsin Energy	1.2	94,324	4,661
Other Securities	5.4		20,696

			44,709

Total Common Stock (Cost $306,425) ($ Thousands)			365,888

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	2.6%	9,834,857	$9,835

Total Cash Equivalent (Cost $9,835) ($ Thousands)			9,835

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		888

Total U.S. Treasury Obligations (Cost $888) ($ Thousands)			888

Total Investments — 98.2% (Cost $317,148) ($ Thousands)			$376,611

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	182	Jun-2010	$90

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $383,651 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Investment (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$365,888	$—	$—	$365,888
Cash Equivalent	9,835	—	—	9,835
U.S. Treasury Obligations	—	888	—	888

Total Investments in Securities	$375,723	$888	$—	$376,611

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$90	$—	$—	$90

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%

Australia — 5.1%
Origin Energy	0.6%	101,311	$1,539
TABCORP Holdings	0.7	292,471	1,852
Tatts Group	0.6	719,343	1,624
Wesfarmers	1.3	112,832	3,298
Other Securities	1.9		5,012

			13,325

Belgium — 2.1%
Colruyt	1.1	11,515	2,840
Mobistar	0.5	21,195	1,307
Other Securities	0.5		1,369

			5,516

Canada — 11.8%
Alimentation Couche Tard, Cl B	1.2	177,900	3,246
BCE	1.2	103,400	3,039
CGI Group, Cl A*	0.8	138,500	2,075
Empire, Cl A	0.7	36,200	1,880
Enbridge	1.0	52,200	2,492
Goldcorp	0.7	50,700	1,897
Metro, Cl A	0.7	46,200	1,917
Saputo	1.1	100,700	2,936
Other Securities	4.4		11,097

			30,579

Cayman Islands — 0.0%
Other Securities	0.0		105

Denmark — 1.7%
Coloplast, Cl B	0.8	18,992	2,095
Novo Nordisk, Cl B	0.9	29,483	2,292

			4,387

Finland — 0.9%
Other Securities	0.9		2,196

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

France — 1.9%
France Telecom	0.6%	69,456	$1,665
Societe BIC	0.7	23,393	1,794
Other Securities	0.6		1,510

			4,969

Germany — 1.7%
Other Securities	1.7		4,309

Greece — 0.1%
Other Securities	0.1		222

Hong Kong — 2.7%
CLP Holdings	1.3	470,500	3,363
HongKong Electric Holdings	0.9	399,500	2,369
Other Securities	0.5		1,298

			7,030

Ireland — 0.4%
Other Securities	0.4		1,128

Italy — 2.2%
Snam Rete Gas	1.4	677,461	3,440
Other Securities	0.8		2,247

			5,687

Japan — 21.1%
Asahi Breweries	1.0	133,700	2,508
Benesse	0.6	36,200	1,569
Chubu Electric Power	0.9	94,700	2,368
Fuji Electric Holdings	0.8	789,000	2,153
Kansai Electric Power	0.9	105,100	2,409
Kyushu Electric Power	0.6	70,600	1,538
Lawson	0.8	47,400	2,024
Nippon Telegraph & Telephone	0.5	28,100	1,185
NTT DoCoMo	1.4	2,415	3,680
Sankyo	0.6	31,200	1,544
Yamato Holdings	0.6	117,100	1,647
Other Securities	12.4		32,111

			54,736

Luxembourg — 0.2%
Other Securities	0.2		423

Netherlands — 1.0%
Other Securities	1.0		2,689

New Zealand — 0.0%
Other Securities	0.0		108

Singapore — 0.1%
Other Securities	0.1		130

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Spain — 0.4%
Other Securities	0.4%		$1,037

Sweden — 1.2%
Electrolux	1.0	107,721	2,469
Other Securities	0.2		645

			3,114

Switzerland — 1.5%
Other Securities	1.5		3,747

United Kingdom — 6.4%
AstraZeneca	1.5	90,347	4,028
BP	1.6	444,355	4,202
Reckitt Benckiser Group	1.3	59,547	3,267
Other Securities	2.0		5,133

			16,630

United States — 31.7%
Abbott Laboratories	1.0	49,000	2,581
Amgen*	0.7	30,289	1,810
Annaly Capital Management†	1.1	171,800	2,952
C.R. Bard	1.0	30,700	2,659
Campbell Soup	0.9	67,969	2,403
Clorox	1.0	40,200	2,579
Constellation Energy Group	0.8	56,400	1,980
Family Dollar Stores	1.1	80,949	2,963
General Mills	1.3	45,900	3,249
Hormel Foods	1.0	64,281	2,701
Kimberly-Clark	0.6	25,626	1,611
Lorillard	0.7	25,640	1,929
Magellan Health Services*	0.6	34,700	1,509
Raytheon	1.1	50,800	2,902
TJX	1.0	61,000	2,594
Wal-Mart Stores	1.4	66,600	3,703
Other Securities	16.4		42,194

			82,319

Total Common Stock (Cost $223,915) ($ Thousands)			244,386

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	4.3	11,262,948	11,263

Total Cash Equivalent (Cost $11,263) ($ Thousands)			11,263

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) — 0.4%
Other Securities	0.4%	$983

Total U.S. Treasury Obligations (Cost $983) ($ Thousands)		983

Total Investments — 98.9% (Cost $236,161) ($ Thousands)		$256,632

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	47	Jun-2010	$13
FTSE 100 Index	15	Jun-2010	8
Hang Seng Index	1	Apr-2010	1
S&P 500 Composite Index	17	Jun-2000	68
SPI 200 Index	3	Jun-2010	1

			$91

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/28/10	AUD	12,539	USD	11,299	$(175)
4/28/10	CAD	33,388	USD	32,475	(441)
4/28/10	EUR	27,674	USD	37,084	(358)
4/28/10	GBP	11,582	USD	17,257	(307)
4/28/10	JPY	5,751,491	USD	62,147	574
4/28/10	USD	153	AUD	167	1
4/28/10	USD	323	CAD	329	1
4/28/10	USD	539	EUR	400	2
4/28/10	USD	209	GBP	139	2
4/28/10	USD	76	JPY	7,046	(1)

					$(702)

Percentages are based on Net Assets of $259,365 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures.

AUD — Australia Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$244,386	$—	$—	$244,386
Cash Equivalent	11,263	—	—	11,263
U.S. Treasury Obligations	—	983	—	983

Total Investments in Securities	$255,649	$983	$—	$256,632

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$91	$—	$—	$91
Forwards*	—	(702)	—	(702)

Total Other Financial Instruments	$91	$(702)	$—	$(611)

*	Futures contracts and Forwards are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 7.9%
priceline.com*	1.3%	10,422	$2,658
Other Securities	6.6		13,161

			15,819

Consumer Staples — 22.7%
Altria Group	1.2	115,481	2,370
Brown-Forman, Cl B	0.7	25,558	1,519
Church & Dwight	1.4	42,119	2,820
Coca-Cola	0.9	33,334	1,833
Colgate-Palmolive	1.2	28,403	2,422
General Mills	1.6	43,826	3,103
Hershey	0.7	33,694	1,442
HJ Heinz	0.6	25,538	1,165
Hormel Foods	1.2	58,497	2,458
JM Smucker	0.8	27,275	1,644
Kellogg	1.4	53,143	2,839
Kimberly-Clark	1.4	43,911	2,761
Lorillard	1.2	31,111	2,341
McCormick	0.8	41,483	1,591
PepsiCo	0.6	17,439	1,154
Philip Morris International	1.1	43,777	2,283
Procter & Gamble	0.9	28,324	1,792
Reynolds American	1.2	45,068	2,433
Wal-Mart Stores	0.9	33,220	1,847
Other Securities	2.9		5,537

			45,354

Energy — 3.7%
Other Securities	3.7		7,396

Financials — 13.1%
Capitol Federal Financial	1.3	69,452	2,602
Commerce Bancshares	1.0	47,924	1,972
People’s United Financial	1.0	133,778	2,092
TFS Financial	1.6	234,620	3,132
Wesco Financial	0.8	4,402	1,697
Other Securities	7.4		14,680

			26,175

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 15.8%
Abbott Laboratories	1.1%	40,451	$2,131
Allscripts Healthcare Solutions*	1.2	125,429	2,454
AmerisourceBergen	1.3	92,948	2,688
C.R. Bard	0.7	14,896	1,290
Dentsply International	0.8	47,105	1,642
Edwards Lifesciences*	0.8	15,744	1,557
Henry Schein*	1.1	36,204	2,132
Idexx Laboratories*	1.0	34,700	1,997
Johnson & Johnson	1.0	31,109	2,028
Laboratory Corp of America Holdings*	0.7	18,250	1,382
Techne	0.8	24,870	1,584
Other Securities	5.3		10,783

			31,668

Industrials — 5.5%
Dun & Bradstreet	0.7	18,905	1,407
Stericycle*	1.0	37,446	2,041
Other Securities	3.8		7,594

			11,042

Information Technology — 9.5%
Cree*	0.7	20,029	1,406
Google, Cl A*	1.3	4,572	2,592
IAC*	1.2	102,041	2,321
Tech Data*	0.7	34,512	1,446
Zebra Technologies, Cl A*	0.7	48,247	1,428
Other Securities	4.9		9,715

			18,908

Materials — 3.8%
Newmont Mining	1.2	45,183	2,301
Other Securities	2.6		5,267

			7,568

Telecommunication Services — 2.7%
Other Securities	2.7		5,361

Utilities — 11.2%
Hawaiian Electric Industries	0.7	58,670	1,317
NSTAR	1.4	78,413	2,777
OGE Energy	1.0	51,903	2,021
SCANA	0.6	33,337	1,253
Vectren	0.6	53,148	1,314
Wisconsin Energy	0.8	32,605	1,611
Other Securities	6.1		12,106

			22,399

Total Common Stock (Cost $157,664) ($ Thousands)			191,690

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	3.9%	7,790,116	$7,790

Total Cash Equivalent (Cost $7,790) ($ Thousands)			7,790

U.S. TREASURY OBLIGATION (A) — 0.3%
Other Securities	0.3		545

Total U.S. Treasury Obligation (Cost $545) ($ Thousands)			545

Total Investments — 100.1% (Cost $165,999) ($ Thousands)			$200,025

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	70	Jun-2010	$66

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $199,921 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$191,690	$—	$—	$191,690
Cash Equivalent	7,790	—	—	7,790
U.S. Treasury Obligation	—	545	—	545

Total Investments in Securities	$199,480	$545	$—	$200,025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$66	$—	$—	$66

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	27

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.4%

Consumer Discretionary — 1.5%
Accor	20,376	$1,129
Marriott International, Cl A (A)	63,700	2,008
Thomas Cook Group	138,405	566

		3,703

Financials — 85.2%
Alexandria Real Estate Equities† (A)	29,900	2,021
AMB Property† (A)	518,500	14,124
Apartment Investment & Management, Cl A† (A)	235,084	4,328
AvalonBay Communities† (A)	91,398	7,892
Boston Properties† (A)	153,983	11,617
Brookfield Asset Management, Cl A	151,800	3,859
Camden Property Trust†	62,800	2,614
Corporate Office Properties Trust† (A)	71,400	2,865
CreXus Investment†	55,700	745
Dexus Property Group†	730,302	543
Douglas Emmett† (A)	442,899	6,807
Duke Realty† (A)	135,000	1,674
Equity Residential† (A)	296,350	11,602
Essex Property Trust† (A)	68,150	6,130
Extra Space Storage† (A)	105,550	1,338
Federal Realty Investment Trust† (A)	65,450	4,765
Forest City Enterprises, Cl A* (A)	340,100	4,901
Hammerson (United Kingdom)†	92,038	549
HCP† (A)	229,450	7,572
Health Care† (A)	33,800	1,529
Host Hotels & Resorts† (A)	758,029	11,105
Kimco Realty†	448,400	7,013
Liberty Property Trust†	51,300	1,741
Macerich† (A)	141,083	5,405
Mack-Cali Realty†	148,850	5,247
MFA Financial†	61,900	456
Piedmont Office Realty Trust, Cl A† (A)	38,200	758
Plum Creek Timber†	73,700	2,868
PS Business Parks†	7,900	422
Public Storage† (A)	138,454	12,736
Regency Centers† (A)	185,900	6,966
RioCan Real Estate Investment Trust†	28,700	523
Saul Centers†	83,900	3,473
Senior Housing Properties Trust†	134,550	2,980
Simon Property Group† (A)	175,263	14,705
Sunstone Hotel Investors* † (A)	132,250	1,477

Description	Shares	Market Value ($ Thousands)

Taubman Centers† (A)	64,800	$2,587
Terreno Realty* †	26,300	519
UDR† (A)	198,700	3,505
Unibail (France)†	15,170	3,079
Ventas† (A)	138,400	6,571
Verde Realty PIPE* (C) (D)	21,400	475
Vornado Realty Trust† (A)	147,831	11,191
Westfield Group†	152,012	1,683

		204,960

Health Care — 0.7%
Brookdale Senior Living* (A)	76,800	1,600

Total Common Stock (Cost $149,963) ($ Thousands)		210,263

AFFILIATED PARTNERSHIP — 32.7%
SEI Liquidity Fund, L.P., 0.210% (B)**††	80,159,605	78,501

Total Affiliated Partnership (Cost $80,160) ($ Thousands)		78,501

CASH EQUIVALENT — 6.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	14,390,213	14,390

Total Cash Equivalent (Cost $14,390) ($ Thousands)		14,390

Total Investments — 126.1% (Cost $244,513) ($ Thousands)		$303,154

Percentages are based on Net Assets of $240,497 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total market value of securities on loan at March 31, 2010 was $77,454 ($ Thousands)

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $78,501 ($ Thousands).

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2010 was $475 ($ Thousands) and represented 0.2% of net Assets.

(D)	Security considered illiquid and restricted. The total market value of such securities as of March 31, 2010 was $475 ($ Thousands) and represented 0.2% of net Assets.

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$209,788	$—	$475	$210,263
Affiliated Partnership	—	78,501	—	78,501
Cash Equivalent	14,390	—	—	14,390

Total Investments in Securities	$224,178	$78,501	$475	$303,154

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$451
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	24
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2010	$475

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$24

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	29

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 16.6%
Affinion, Term B Loan
2.746%, 10/17/12	$544	$541
Allison Transmission
3.010%, 08/07/14	256	244
3.000%, 08/07/14	624	593
2.980%, 08/07/14	11	10
Aramark
2.126%, 01/26/14	490	480
Aramark LOC
2.025%, 01/26/14	32	32
Asurion, 1st Lien Term Loan
3.250%, 07/03/14	96	95
3.230%, 07/03/14	310	306
3.228%, 07/03/14	266	263
BBN Acquisitions
5.750%, 09/14/15	470	475
Biomet
3.284%, 03/25/15	527	518
3.229%, 03/25/15	27	27
Booz Allen Hamilton, Tranche B
7.500%, 07/31/15	136	137
Burlington Coat Factory
2.510%, 05/28/13	390	373
2.490%, 05/28/13	403	386
Calpine Corporation
3.135%, 03/29/14	690	668
Cedar Fair
2.229%, 08/30/12	147	146
Cedar Fair, Term B Loan
4.229%, 08/30/14	638	636
Celanese Holdings
2.001%, 04/02/14	537	526
Cengage Learning Hollding
2.750%, 06/28/14	742	654
Cequel, 2nd Lien
6.251%, 05/05/14	283	284
Charter, Term B Loan
2.230%, 03/15/14	695	670
Cinemark
2.010%, 10/05/13	387	379

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.000%, 10/05/13	$62	$61
1.980%, 10/05/13	88	86
Clear Channel
3.879%, 01/29/16	466	377
Community Health Systems
2.502%, 07/25/14	674	656
Community Health Systems, Delayed Draw
2.502%, 07/25/14	23	23
Dana Corporation
6.500%, 01/31/15	42	42
4.550%, 01/31/15	10	10
4.500%, 01/31/15	285	280
4.490%, 01/31/15	73	71
4.480%, 01/31/15	44	43
Dealer Computer Services
2.251%, 10/26/12	818	796
Discovery Communications
5.250%, 05/14/14	670	675
Dynegy Holdings
3.980%, 04/02/13	815	801
Education Media, 1st Lien Term Loan
0.000%, 06/12/14 (G)	500	472
Federal Mogul
2.177%, 12/29/14	62	57
2.167%, 12/29/14	528	487
Federal Mogul, Term C Loan
2.167%, 12/28/15	295	272
2.158%, 12/28/15	6	5
Flextronics International, Term Loan A-2
2.479%, 10/01/14	331	316
Flextronics International, Term Loan A-3
2.479%, 10/01/14	386	369
Fontainebleau Miami, Term B Loan
10.000%, 06/06/12 (A)	2,500	850
Graphic Packaging International, Incremental Term Loan
3.001%, 05/16/14	61	61
3.001%, 05/16/14	281	280
2.999%, 05/16/14	156	156
Green Valley Ranch Gaming, 1st Lien
2.251%, 02/16/14	7	6
2.249%, 02/16/14	351	267
2.249%, 02/16/14	189	144
Hanesbrands, Term B Loan
5.250%, 12/10/15	251	253
Harrah’s Operation, Tranche B-2
2.249%, 01/28/15	799	689
HCA, Tranche B
2.501%, 11/18/13	564	549
Hertz LOC
1.750%, 12/21/12	85	84

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz, Term B Loan
2.000%, 12/21/12	$68	$67
1.990%, 12/21/12	88	87
1.980%, 12/21/12	305	302
Hexion Specialty Chemical, Term Loan C-1
2.563%, 05/05/13	320	301
Hexion Specialty Chemical, Term Loan C-2
2.563%, 05/05/13	141	133
Hub International Ltd., Delayed Draw
2.751%, 06/13/14	132	123
Hub International Ltd., Initial Term Loan
2.751%, 06/13/14	586	546
Iasis Healthcare LOC
2.100%, 03/15/14	35	34
Iasis Healthcare, Delayed Draw
2.229%, 03/15/14	129	123
Iasis Healthcare, Term B Loan
2.229%, 03/15/14	372	357
IMS Health, Term B Loan
5.250%, 02/26/16	200	202
Infor Enterprise Solutions
4.000%, 07/28/12	325	313
3.980%, 07/28/12	169	163
Infor Global Enterprise Solutions
6.479%,	33	27
Infor Global Enterprise Solutions, Tranche 1
6.479%, 03/02/14	169	140
Infor Global Solutions, 2nd Lien
6.479%, 03/02/14	329	272
Integra Telecom
10.500%, 08/31/13	695	695
Intelsat Bermuda
3.228%, 02/01/14	900	835
Inverness Medical
4.502%, 06/26/15	560	549
JHT Holding, 2nd Lien
12.500%, 12/21/12 (B) (H)	38	36
Lake at Las Vegas
14.350%, 06/20/12 (A)	2,524	2
Lake at Las Vegas, DIP
9.729%, 07/16/10	2,353	588
Lake at Las Vegas, Revolving Loan
15.000%, 06/20/12 (A)	241	—
Lamar Media
5.500%, 09/30/12	345	346
Meg Energy, Term Loan
6.000%, 04/03/16	554	548
Mylan Laboratories, Term B Loan
3.562%, 10/02/14	322	322
3.500%, 10/02/14	73	73

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nalco, Term B Loan
6.500%, 05/06/16	$557	$562
Nielson Finance
2.229%, 12/31/17	778	744
NRG Holdings LOC
0.151%, 02/01/13	195	191
NRG Holdings, Term B Loan
2.001%, 02/01/13	261	255
1.979%, 02/01/13	71	69
Oshkosh, Term B Loan
6.260%, 12/06/13	370	371
Pilot Travel Centers, Term Loan B-1
0.000%, 11/12/15 (G)	250	252
Reable Therapeutics, Term B Loan
3.229%, 05/20/14	499	485
Regal Cinemas
4.001%, 10/27/13	412	414
Remax International, Term Loan B-1
5.760%, 12/17/12	78	78
5.730%, 12/17/12	55	55
Remax International, Term Loan B-2
9.760%, 12/17/12	119	119
9.730%, 12/17/12	93	93
Sally Holdings, Term B Loan
2.500%, 11/16/13	500	492
Sensata Technology
1.999%, 04/27/13	536	516
Sirva Revolving Credit Loan Exit Finance
13.000%, 05/12/12	115	63
9.500%, 05/12/12	147	81
Sirva Worldwide
0.500%, 05/12/12 (C)	523	235
Solutia, 1st Lien Term Loan
4.750%, 03/02/17	170	171
Sungard Data Systems
7.650%, 05/13/14	220	222
3.874%, 02/28/16	498	493
3.864%, 02/28/16	39	39
Texas Competitive Electric Holdings, Tranche B-2
3.790%, 10/10/14	10	8
3.729%, 10/10/14	1,313	1,077
Travelport LLC, LOC
2.751%, 08/23/13	57	56
Travelport LLC, Term B Loan
2.751%, 08/23/13	115	111
2.741%, 08/23/13	149	144
2.739%, 08/23/13	238	231
Travelport LLC, Term Loan C-1
10.500%, 08/23/13	209	210
Univision Communications
2.501%, 09/29/14	396	352

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vanguard Health
5.000%, 01/15/16	$400	$401
Verint Systems
3.540%, 05/25/14	664	629
VWR International, Term B Loan
2.729%, 06/30/14	613	574
Waiccs Las Vegas 3 LLC, 2nd Lien
0.000%, 07/30/10 (G)	2,000	183
Warner Chilcott, Term Loan A-1
5.500%, 10/30/14	132	132
Warner Chilcott, Term Loan B-1
5.750%, 04/30/15	61	61
Warner Chilcott, Term Loan B-2
5.750%, 04/30/15	101	101
WideOpenWest Finance, 1st Lien
2.752%, 06/30/14	147	138
2.750%, 06/30/14	145	136
2.749%, 06/30/14	148	139

Total Loan Participations (Cost $41,767) ($ Thousands)		35,548

CORPORATE OBLIGATIONS — 16.1%

Consumer Discretionary — 0.5%
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,108

Financials — 12.9%
Bank of America
0.471%, 06/22/12 (D)	1,500	1,506
BTM Curacao Holdings MTN
4.760%, 07/21/15 (D) (E)	530	534
Citigroup
0.802%, 08/25/36 (D)	1,500	938
Citigroup Funding
0.579%, 04/30/12 (D)	375	377
0.202%, 06/03/11 (D)	375	375
General Electric Capital
1.800%, 03/11/11	2,500	2,530
0.271%, 12/21/12 (D)	5,150	5,150
GMAC
0.266%, 09/19/09 (D)	1,250	1,250
Goldman Sachs Group
1.700%, 03/15/11	3,180	3,215
ILFC E-Capital Trust I
5.900%, 12/21/65 (D) (E)	1,000	770
JPMorgan Chase Capital XXI, Ser U
1.199%, 02/02/37 (D)	1,300	989
Liberty Property L.P.
7.250%, 03/15/11‡	1,000	1,046
MBIA Insurance
14.000%, 01/15/33 (D) (E)	1,000	700

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mellon Funding
0.400%, 05/15/14 (D)	$900	$885
Merrill Lynch
1.017%, 09/15/36 (D)	700	533
Monumental Global Funding III
0.451%, 01/15/14 (D) (E)	900	857
Morgan Stanley
0.530%, 02/10/12 (D)	1,150	1,157
State Street
0.349%, 04/30/12 (D)	615	614
State Street Bank and Trust
0.457%, 09/15/11 (D)	960	963
State Street Capital Trust IV
1.257%, 06/15/37 (D)	375	281
Unitrin
6.000%, 05/15/17	670	645
4.875%, 11/01/10	1,000	1,009
Western Union
5.400%, 11/17/11	1,175	1,256

		27,580

Health Care — 0.5%
UnitedHealth Group
1.549%, 02/07/11 (D)	1,000	1,006

Industrials — 0.5%
Continental Airlines, Ser 061G
0.602%, 06/02/13 (D)	600	486
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (E)	550	490

		976

Materials — 0.7%
Berry Plastics
5.001%, 02/15/15 (D)	540	516
NewPage
11.375%, 12/31/14	480	477
Verso Paper Holdings
11.500%, 07/01/14 (E)	400	432

		1,425

Telecommunication Services — 0.7%
Corning
6.050%, 06/15/15	400	402
Telecom Italia Capital
0.861%, 07/18/11 (D)	550	548
Vodafone Group PLC
0.532%, 02/27/12 (D)	650	650

		1,600

Utilities — 0.3%
Southern, Ser A
5.300%, 01/15/12	665	707

Total Corporate Obligations (Cost $35,909) ($ Thousands)		34,402

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 8.9%

Agency Mortgage-Backed Obligations — 4.3%
FHLMC
6.000%, 09/01/26	$595	$639
FNMA TBA
6.500%, 04/30/37	2,500	2,709
6.000%, 11/01/14 to 11/01/26	3,569	3,840
FNMA
6.500%, 09/01/26	385	418
6.000%, 01/01/27	1,565	1,673

		9,279

Non-Agency Mortgage-Backed Obligations — 4.6%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (E)	625	658
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.580%, 11/25/34 (D)	236	218
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.950%, 04/25/35 (D)	698	559
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
4.862%, 10/25/35 (D)	529	437
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.516%, 12/25/36 (D) (E)	447	275
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.439%, 08/15/21 (D) (E)	400	302
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.462%, 09/25/34 (D)	158	141
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.330%, 12/15/20 (D) (E)	944	859
Crusade Global Trust, Ser 2007-1, Cl A1
0.311%, 04/19/38 (D)	798	752
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.458%, 11/15/21 (D) (E)	810	358
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.766%, 04/25/35 (D)	329	223
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
5.251%, 10/25/36 (D)	897	698
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
3.283%, 12/25/34 (D)	340	281

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MortgageIT Trust, Ser 2005-5, Cl A1
0.506%, 12/25/35 (D)	$1,089	$773
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	539	544
Residential Funding Mortgage Securities I, Ser 2006-SA1, Cl 1A1
5.666%, 02/25/36 (D)	486	358
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.560%, 11/20/34 (D)	236	196
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.540%, 12/20/34 (D)	193	161
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.460%, 03/20/35 (D)	103	85
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
5.276%, 03/25/37 (D)	545	447
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.906%, 01/25/35 (D)	513	464
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (D)	633	579
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.879%, 03/25/35 (D)	553	495

		9,863

Total Mortgage-Backed Securities (Cost $20,877) ($ Thousands)		19,142

ASSET-BACKED SECURITIES — 6.1%

Automotive — 2.2%
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.520%, 09/08/14	775	759
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	190	198
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A3A
5.000%, 02/08/12	574	582
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	549
Harley-Davidson Motorcycle Trust, Ser 2006-1, Cl B
5.240%, 11/15/13 (E)	1,550	1,584

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2006-B, Cl D
5.410%, 05/15/13	$131	$130
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	194	196
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	681	689

		4,687

Credit Cards — 1.4%
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.848%, 11/07/14 (D)	1,100	1,077
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.430%, 06/15/15 (D)	1,150	1,084
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.580%, 08/15/14 (D)	1,000	971

		3,132

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.536%, 03/25/35 (D)	35	33
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (D)	285	103

		136

Other Asset-Backed Securities — 2.4%
Babson CLO, Ser 2007-1A, Cl A1
0.476%, 01/18/21 (D) (E)	1,060	903
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.450%, 09/20/22 (D) (E)	235	220
CapitalSource Commercial Loan Trust, Ser 2007-1, Cl C
0.890%, 03/20/17 (D) (E)	458	271
CIT Equipment Collateral, Ser 2006-VT2, Cl C
5.290%, 04/20/14	23	23
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (E)	2,200	1,987
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2007-FF1, Cl M2
0.506%, 01/25/38 (D)	257	1
GE Business Loan Trust, Ser 2003-2A, Cl B
1.230%, 11/15/31 (D) (E)	84	59

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Business Loan Trust, Ser 2004-2A, Cl A
0.450%, 12/15/32 (D) (E)	$120	$103
GE Business Loan Trust, Ser 2004-2A, Cl B
0.710%, 12/15/32 (D) (E)	90	53
GE Business Loan Trust, Ser 2006-2A, Cl D
0.980%, 11/15/34 (D) (E)	261	71
Katonah, Ser 2005-7A, Cl B
0.670%, 11/15/17 (D) (E)	700	539
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (E)	90	91
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (E)	501	406
Prima, Ser 2006-1, Cl A1
5.417%, 12/28/48	4	4
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.416%, 11/26/21 (D) (E)	500	406

		5,137

Total Asset-Backed Securities (Cost $14,778) ($ Thousands)		13,092

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
FHLB
1.375%, 05/16/11	7,000	7,057
FNMA
1.375%, 04/28/11	1,560	1,572

Total U.S. Government Agency Obligations (Cost $8,553) ($ Thousands)		8,629

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Bond TIPS
0.875%, 04/15/10	15,185	17,373
U.S. Treasury Note
0.875%, 01/31/11 to 03/31/11	17,500	17,571

Total U.S. Treasury Obligations (Cost $34,931) ($ Thousands)		34,944

	Number of Warrants

WARRANTS — 0.0%
Monitor Oil, 2nd Lien Expires 01/25/15*	47	—

Total Warrants (Cost $—) ($ Thousands)		—

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

COMMON STOCK — 0.0%
JHT Holding*	4,002	$—

Total Common Stock (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 7.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	16,094,596	16,095

Total Cash Equivalent (Cost $16,095) ($ Thousands)		16,095

REPURCHASE AGREEMENT — 24.7%
Bank of America (F) 0.020%, dated 03/31/10, to be repurchased on 04/01/10, repurchase price $53,000,029 (collateralized by a FNMA obligation, par value $52,067,198, 5.000%, 04/01/40; total market values $54,060,001)	$53,000	53,000

Total Repurchase Agreement (Cost $53,000) ($ Thousands)		53,000

Total Investments — 100.2% (Cost $225,910) ($ Thousands)		$214,852

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(25)	Jun-2010	$22
U.S. 2-Year Treasury Note	(45)	Jul-2010	4
U.S. 5-Year Treasury Note	35	Jul-2010	(31)
U.S. Long Treasury Bond	(15)	Jun-2010	11

			$6

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $214,470 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Security in default on interest payments.

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2010 was $36 ($ Thousands) and represented 0.00% of Net Assets.

(C)	Unfunded bank loan.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2010. The date reported on the Schedule of Investments is the next reset date.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(F)	Tri-Party Repurchase Agreement.

(G)	Unsettled bank loan.

(H)	Security considered restricted. The total market value of such securities as of March 31, 2010 was $36 ($ Thousands) and represented 0.00% of Net Assets.

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LTD — Limited

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$7,531	$27,413	$—	$34,944
Corporate Obligations	—	34,402	—	34,402
Mortgage-Backed Securities	—	19,142	—	19,142
Asset-Backed Securities	—	12,333	759	13,092
U.S. Government Agency Obligations	—	8,629	—	8,629
Repurchase Agreement	—	53,000	—	53,000
Loan Participations	—	35,512	36	35,548
Warrants	—	—	—	—
Common Stock	—	—	—	—
Cash Equivalent	16,095	—	—	16,095

Total Investments in Securities	$23,626	$190,431	$795	$214,852

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$6	$—	$—	$6

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Loan Participation
Beginning balance as of October 1, 2009	$425	$29
Accrued discounts/premiums	—	(5)
Realized gain/(loss)	(501)	—
Change in unrealized appreciation/(depreciation)	634	11
Net purchases/sales	(19)	1
Net transfer in and/or out of Level 3	220	—

Ending balance as of March 31, 2010	$759	$36

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$140	$11

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	35

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 46.1%

Agency Mortgage-Backed Obligations — 30.2%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,531	$1,749
7.000%, 10/01/10 to 01/01/32	318	357
6.500%, 12/01/13 to 09/01/38	14,582	15,902
6.000%, 10/01/19 to 09/01/38	38,375	41,323
5.500%, 12/01/13 to 03/01/38	24,290	25,830
5.000%, 10/01/18 to 02/01/39	66,509	69,262
4.500%, 04/01/35 to 11/01/35	2,307	2,324
4.000%, 04/01/19 to 10/01/33	1,730	1,685
2.875%, 02/09/15	5,690	5,725
0.100%, 05/18/10 (A)	16,450	16,448
FHLMC ARM
6.429%, 11/01/37 (B)	5	5
6.218%, 08/01/37 (B)	274	291
6.141%, 06/01/37 (B)	175	187
6.084%, 04/01/37 (B)	338	362
5.952%, 01/01/37 (B)	1,069	1,127
5.915%, 03/01/37 (B)	167	178
5.803%, 11/01/36 (B)	740	788
5.717%, 03/01/36 (B)	336	358
5.688%, 03/01/36 (B)	282	300
5.650%, 10/01/38 (B)	364	387
5.126%, 01/01/36 (B)	4,151	4,368
FHLMC CMO, Cl PD
5.000%, 04/15/33	930	981
FHLMC CMO, Cl MC
4.500%, 10/15/36	1,538	1,481
FHLMC CMO, Cl PE
5.000%, 04/15/37	745	784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Cl OG
5.000%, 06/15/34	$629	$663
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	7,163	1,566
FHLMC CMO STRIPS, Ser 233, Cl 12, IO
5.000%, 09/15/35	2,448	409
FHLMC CMO STRIPS, Ser 233, Cl 6, IO
4.500%, 08/15/35	373	77
FHLMC CMO STRIPS, Ser 245, Cl IO, IO
5.000%, 05/15/37	1,950	434
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	104	117
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	15,251	16,317
FHLMC CMO, Ser 1983, Cl Z
6.500%, 12/15/23	1,909	2,075
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,299	1,379
FHLMC CMO, Ser 2277, Cl B
7.500%, 01/15/31	323	343
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	3,287	3,584
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	80	85
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	612	656
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	251	269
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	716	744
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	520	534
FHLMC CMO, Ser 2694, Cl QG
4.500%, 01/15/29	95	99
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	157	161
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	4,915	4,988
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	414	424
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	1,090	1,096
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	921	986
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	163	164
FHLMC CMO, Ser 2945, Cl SA
11.880%, 03/15/20 (B)	3,073	3,337
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	1,954	2,031
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	620	669
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	276	298
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	926	960

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	$917	$956
FNMA
7.000%, 09/01/26 to 01/01/39	5,809	6,488
6.500%, 05/01/17 to 08/01/35	1,958	2,123
6.000%, 10/01/19 to 07/01/37	43,209	46,345
5.500%, 06/01/14 to 08/01/37	72,305	77,605
5.000%, 01/01/20 to 02/01/39	47,140	49,112
4.500%, 06/01/35 to 04/01/38	10,066	10,156
4.000%, 08/01/20	1,858	1,892
FNMA ARM (B)
6.284%, 09/01/37	124	130
6.280%, 10/01/36	366	386
6.273%, 09/01/37	226	241
6.124%, 12/01/36	425	450
6.080%, 09/01/37	197	207
6.028%, 01/01/37	550	581
6.014%, 10/01/37	209	219
6.013%, 10/01/37	1,093	1,149
6.012%, 11/01/37	322	338
5.977%, 04/01/37	581	613
5.976%, 07/01/37	740	777
5.961%, 07/01/37	351	369
5.957%, 01/01/37	704	743
5.936%, 07/01/37	648	681
5.930%, 07/01/37	647	681
5.928%, 10/01/37	878	922
5.926%, 03/01/37	362	381
5.913%, 04/01/37	529	555
5.904%, 09/01/37	316	334
5.896%, 02/01/37	170	179
5.886%, 03/01/37	305	320
5.882%, 12/01/37	2,093	2,205
5.879%, 05/01/37	301	315
5.878%, 02/01/37	462	486
5.876%, 10/01/37	470	494
5.869%, 03/01/37	818	857
5.868%, 04/01/37	700	733
5.817%, 11/01/37	554	583
5.814%, 03/01/37	686	718
5.808%, 08/01/37	878	921
5.718%, 05/01/37	388	408
5.668%, 02/01/39	967	1,015
5.661%, 05/01/37	322	338
5.643%, 09/01/37	447	470
5.635%, 02/01/36	520	542
5.606%, 01/01/37	829	868
5.571%, 05/01/37	594	625
5.494%, 05/01/38	3,041	3,223
5.479%, 09/01/37	365	383
2.446%, 10/01/35 to 11/01/35	12,168	12,444
2.437%, 11/01/35	1,475	1,507
2.430%, 11/01/35	1,662	1,697
2.429%, 11/01/35	5,268	5,377

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.425%, 10/01/35	$873	$891
2.424%, 11/01/35	1,563	1,595
2.415%, 11/01/35	1,625	1,658
2.410%, 10/01/35	7,475	7,623
FNMA CMO, Cl J
5.000%, 09/25/19	1,958	2,067
FNMA CMO, Cl PE
5.000%, 03/25/34	683	726
FNMA CMO, Cl XB
5.000%, 03/25/38	1,913	1,965
FNMA CMO, Cl A2
4.450%, 09/25/19	467	474
4.287%, 07/25/19	1,339	1,348
FNMA CMO, Cl UE
5.000%, 01/25/34	811	853
FNMA CMO, Cl A3
4.001%, 01/25/19	1,437	1,422
FNMA CMO, Cl A
5.000%, 04/25/34	562	593
FNMA CMO, Cl A1
3.305%, 06/25/19	299	303
FNMA CMO, Cl JT
6.000%, 06/25/36	97	104
FNMA CMO STRIPS, Ser 359, Cl 6, IO
5.000%, 11/01/35	1,112	208
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	16,926	3,560
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	2,970	3,182
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	6,699	7,260
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	775	818
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	550	570
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	176	182
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	535	573
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	3,301	3,372
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	177	186
FNMA CMO, Ser 2005-57, Cl EG
0.529%, 03/25/35 (B)	2,465	2,451
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	443	479
FNMA CMO, Ser 2006-10, Cl FD
0.579%, 03/25/36 (B)	1,547	1,541
FNMA CMO, Ser 2006-112, IO
6.471%, 11/25/36 (B)	14,927	1,685
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	1,186	1,221

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	37

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	$2,091	$2,254
FNMA CMO, Ser 2007-T2, Cl B
6.022%, 11/25/10	4,500	4,630
FNMA CMO, Ser 2008-22
6.184%, 03/25/37 (B)	14,883	1,884
FNMA CMO, Ser 2008-35, Cl B
5.000%, 08/25/23	178	188
FNMA CMO, Ser 365, Cl 2, IO
5.000%, 02/01/36	1,049	204
FNMA CMO, Ser 365, IO
5.000%, 04/01/36	1,041	195
FNMA, Ser K003, Cl AAB
4.768%, 05/25/18	857	907
FNMA TBA
5.500%, 04/30/22 to 06/12/37	24,000	25,192
5.000%, 04/30/37 to 06/01/38	14,400	14,761
4.500%, 04/14/33 to 05/01/38	59,150	59,141
GNMA
8.000%, 11/15/29 to 09/15/30	116	134
7.500%, 03/15/29 to 01/15/32	288	326
7.000%, 08/15/13	51	55
6.500%, 04/15/26 to 09/15/35	11,543	12,630
6.000%, 03/15/14 to 10/15/35	17,941	19,397
5.000%, 05/15/33 to 10/15/35	4,186	4,381
GNMA ARM (B)
6.000%, 06/20/35	349	361
5.500%, 01/10/36	214	220
4.625%, 08/20/34	482	493
4.000%, 03/20/36	727	742
3.500%, 05/20/36	3,505	3,608
3.000%, 02/20/36	845	862
2.750%, 12/20/33	8,283	8,389
GNMA CMO, Ser 2001-18, Cl WH
31.548%, 04/20/31 (B)	217	332
GNMA CMO, Ser 2002-51, Cl SG
31.461%, 04/20/31 (B)	199	301
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	5,441	5,488
GNMA CMO, Ser 2004-80, Cl IP, IO
5.500%, 07/20/34	357	—
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	685	717
GNMA TBA
6.000%, 04/28/36	100	107
4.500%, 04/01/38 to 05/01/39	14,100	14,187
4.500%, 04/15/40 to 04/15/40	39,970	40,438

		749,243

Non-Agency Mortgage-Backed Obligations — 15.9%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.371%, 03/25/47 (B)	9,204	5,246

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.394%, 06/25/45 (B)	$4,493	$3,549
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.350%, 11/25/45 (B)	4,288	3,088
Asset Securitization, Cl A2
7.776%, 10/13/26 (B)	745	786
Banc of America Commercial Mortgage, Cl E
7.634%, 09/15/32 (B)	263	262
Banc of America Commercial Mortgage, Cl A4
5.414%, 09/10/47	625	626
5.372%, 09/10/45 (B)	588	603
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	514	543
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,000	3,986
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.179%, 09/10/47 (B)	296	308
Banc of America Commercial Mortgage Securities, Ser 2006-2, Cl A1
5.611%, 05/10/45	1,139	1,160
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	329	322
Banc of America Commercial Mortgage, Ser 2007-3, Cl A3
5.658%, 06/10/49 (B)	1,360	1,414
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	47	47
Banc of America Funding, Ser 2005-B, Cl 2A1
4.791%, 04/20/35 (B)	4,411	3,043
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.273%, 05/25/34 (B)	3,267	3,184
Bear Stearns Commercial Mortgage Securities, Cl A2
6.460%, 10/15/36	1,620	1,724
5.286%, 06/11/41 (B)	505	525

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Cl A3
5.468%, 06/11/41 (B)	$1,324	$1,375
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	644	663
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	340	354
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (B)	628	655
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	894	935
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	193	198
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (B)	1,962	2,009
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (B)	3,250	3,358
Chase Commercial Mortgage Securities, Ser 2000-3, Cl A2
7.319%, 10/15/32	1,842	1,864
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.233%, 12/25/35 (B)	12,400	9,772
Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 12/25/35 (B)	7,633	6,942
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	1,564	1,691
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2
7.546%, 10/17/32 (B)	293	295
Commercial Mortgage Loan Trust, Cl AJ
6.020%, 12/10/49 (B)	1,190	572
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.020%, 12/10/49 (B)	13,025	12,802
Commercial Mortgage Pass Through Certificates, Cl A4
4.715%, 03/10/39	560	572
Commercial Mortgage Pass Through Certificates, Cl A5
5.314%, 07/10/37 (B)	647	677
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	569	601

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2003-20BC, Cl 1A1
5.500%, 10/25/33	$1,333	$1,318
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	453	449
Countrywide Alternative Loan Trust, Ser 2005-21, Cl 3A2
1.571%, 08/25/35 (B)	524	259
Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.556%, 11/25/35 (B)	7,509	4,051
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.559%, 11/20/35 (B)	9,179	4,838
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.646%, 09/25/35 (B) (C)	4,652	3,928
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,045	5,705
CS First Boston Mortgage Securities, Cl A3
4.813%, 02/15/38	129	130
CS First Boston Mortgage Securities, Cl A4
5.100%, 08/15/38 (B)	462	471
5.014%, 02/15/38 (B)	649	663
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	201	213
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	1,892	1,989
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	17	17
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	343	360
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.124%, 10/25/33 (B)	3,284	2,743
CS First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	419	437
CS First Boston Mortgage Securities, Ser C2, Cl A4
4.832%, 04/15/37	405	402
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	595	618

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	39

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	$5,505	$5,255
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.679%, 06/20/34 (B)	986	739
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.637%, 11/19/44 (B)	2,366	870
FFCA Secured Lending, Ser 1999-1A, IO
1.218%, 09/18/25 (B) (C)	3,429	58
FHLMC Multifamily Structured Pass Through Certificates, Cl A1
3.398%, 07/25/19	804	812
First Union National Bank Commercial Mortgage, Cl A2
6.141%, 02/12/34	321	338
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	631	647
Fund America Investors II, Ser 1993-A, Cl A2
5.475%, 06/25/23 (B)	207	196
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (C)	5,798	6,116
GE Capital Commercial Mortgage, Cl A1
5.560%, 06/10/38	57	58
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	62	62
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	4,802	5,104
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	10,500	11,011
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.339%, 11/10/45 (B)	3,375	3,479
GE Capital Commercial Mortgage, Ser 2006-C1, Cl A3
5.337%, 03/10/44 (B)	2,845	2,981
GMAC Commercial Mortgage Securities, Cl A4
5.301%, 08/10/38 (B)	516	532
GMAC Commercial Mortgage Securities, Cl B
6.790%, 04/15/34	161	169

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2000-C2, Cl A2
7.455%, 08/16/33 (B)	$19	$19
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.485%, 05/10/40 (B)	417	445
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	2,432	2,553
Greenwich Capital Commercial Funding, Cl A4
5.444%, 03/10/39	8,645	8,407
Greenwich Capital Commercial Funding
5.190%, 04/10/37 (B)	230	241
Greenwich Capital Commercial Funding, Cl A6
5.135%, 06/10/36 (B)	395	416
Greenwich Capital Commercial Funding, Cl A2
5.381%, 03/10/39	883	909
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	5,205	5,354
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	2,551	2,562
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.883%, 08/10/09 (B)	9,153	9,331
GS Mortgage Securities II, Cl A2
5.506%, 04/10/38 (B)	1,296	1,320
5.479%, 11/10/39	1,132	1,165
4.319%, 10/10/28	654	659
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/15/18 (B) (C)	1,487	1,588
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	351	363
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	65	65
GSR Mortgage Loan Trust, Cl 3A5
4.565%, 07/25/35 (B)	7,000	4,756
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.468%, 10/25/33 (B)	3,221	3,182
Harborview Mortgage Loan Trust, Ser 2005-12, Cl X2B, IO
2.141%, 10/19/35 (B)	20,032	720
Heller Financial Commercial Mortgage Asset, Ser 1999-PH1, Cl C
7.023%, 05/15/31 (B)	23	23

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.596%, 08/25/36 (B)	$823	$653
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.154%, 11/01/37 (B)	1,504	1,105
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.996%, 08/25/37 (B)	8,182	3,995
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	12,253	4,729
JPMorgan Chase Commercial Mortgage Securities, Cl A1
5.017%, 02/12/51	41	42
JPMorgan Chase Commercial Mortgage Securities, Cl A2
5.633%, 12/05/27 (C)	1,865	1,973
JPMorgan Chase Commercial Mortgage Securities, Cl A2S
5.305%, 01/15/49	2,674	2,658
JPMorgan Chase Commercial Mortgage Securities, Cl A4
5.481%, 12/12/44 (B)	750	763
5.376%, 06/12/41 (B)	546	562
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	4,000	4,159
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	460	485
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 11/12/08 (B)	144	152
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	442	447
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	762	743
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/51	982	928
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A2
5.747%, 02/12/49 (B)	231	238

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	$3,030	$2,962
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	10,000	9,634
JPMorgan Chase Commercial Mortgage Securities, Ser CIB4, Cl A3
6.162%, 05/12/34	839	892
JPMorgan Commercial Mortgage Finance, Cl C
7.753%, 08/15/32 (B)	306	306
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (B)	35	35
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.500%, 11/25/08 (B)	10,900	8,151
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.759%, 11/25/08 (B)	12,600	10,058
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.733%, 05/25/36 (B)	13,560	11,015
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (B)	732	761
LB-UBS Commercial Mortgage Trust
6.155%, 04/15/41 (B)	240	251
LB-UBS Commercial Mortgage Trust, Cl A5
4.628%, 10/15/29	294	299
LB-UBS Commercial Mortgage Trust, Cl A4
5.883%, 06/15/38 (B)	1,036	1,088
5.372%, 09/15/39	1,103	1,122
4.563%, 09/15/26	307	316
4.166%, 05/15/32	197	201
LB-UBS Commercial Mortgage Trust, Cl AAB
5.403%, 02/15/40	144	147
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	1,180	1,254
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	631	662
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	205	216

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	41

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	$554	$575
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A2
5.318%, 02/15/40	817	833
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,550	3,239
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,754	1,765
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (B)	3,577	3,390
Merrill Lynch Mortgage Trust, Cl A3A
4.949%, 07/12/38 (B)	433	438
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (B)	2,480	2,516
Merrill Lynch Mortgage Trust, Ser KEY1, Cl A4
5.236%, 11/12/35 (B)	1,769	1,839
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	7,000	6,773
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.425%, 05/25/29 (B)	826	706
Morgan Stanley Capital I
5.385%, 03/12/44 (B)	1,133	1,177
5.168%, 01/14/42	232	242
Morgan Stanley Capital I, Cl A7
4.970%, 04/14/40	2,179	2,195
Morgan Stanley Capital I, Cl A4
5.811%, 08/12/41 (B)	663	701
5.402%, 06/15/38 (B)	1,480	1,537
5.270%, 06/13/41 (B)	363	372
4.900%, 06/15/40	886	888
4.520%, 12/13/41	73	75
Morgan Stanley Capital I, Cl A2
4.690%, 06/13/41	208	210
4.070%, 05/15/40	154	158
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	768	810
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	364	374
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	1,542	1,606

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	$2,671	$2,720
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.184%, 11/14/42 (B)	802	842
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	2,500	2,564
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (B)	4,200	3,852
Morgan Stanley Dean Witter Capital I, Cl A4
5.740%, 12/15/35	185	195
Morgan Stanley Dean Witter Capital I
6.510%, 04/15/34	223	235
Morgan Stanley Dean Witter Capital I, Cl A2
4.740%, 11/13/36	460	478
Morgan Stanley Dean Witter Capital I, Cl B
6.550%, 07/15/33	325	338
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	1,148	1,210
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,439	1,497
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.356%, 02/25/47 (B)	292	226
Prudential Mortgage Capital Funding, Cl B
6.760%, 05/10/34	295	310
RBS Greenwhich Capital Mortgage Pass-Through Certificates, Ser 2007-B, Cl 1A4
0.696%, 01/25/37 (B)	4,410	2,496
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	513	499
Residential Asset Securitization Trust, Cl A1
5.000%, 08/25/19	796	760
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.151%, 12/25/34 (B)	1,043	912
Salomon Brothers Mortgage Securities VII, Cl C
7.727%, 07/18/33 (B)	470	470
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	4,995	5,249

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	$404	$416
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19, Cl 1A1
0.566%, 10/25/35 (B)	1,667	989
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.574%, 08/25/15 (B)	10,042	6,529
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.446%, 10/25/36 (B)	4,581	2,558
Structured Asset Securities, Cl 1A
0.579%, 06/25/35 (B) (C)	2,567	2,037
Structured Asset Securities, Cl A
0.579%, 03/25/35 to 04/25/35 (B) (C)	5,062	4,065
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	2,929	2,393
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.201%, 08/30/37 (B)	4,619	4,114
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.192%, 09/25/37 (B)	4,769	4,074
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	2,363	2,429
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	1,202	1,281
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (B)	463	472
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	164	166
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	681	690
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	467	476
Washington Mutual Mortgage Pass-Through Certificates, Cl 1A
1.351%, 10/25/46 (B)	3,969	2,392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass-Through Certificates, Cl 1A1
5.677%, 02/25/37 (B)	$3,361	$2,433
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	897	910
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.536%, 10/25/47 (B)	4,041	3,114
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.526%, 11/25/47 (B)	6,164	4,129
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.077%, 12/25/35 (B)	12,955	10,268
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.536%, 12/25/45 (B)	5,764	3,860
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
4.642%, 05/25/35 (B)	9,220	7,820
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.281%, 07/25/47 (B)	8,616	5,096
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.531%, 06/25/34 (B)	3,542	3,440

		393,272

Total Mortgage-Backed Securities (Cost $1,142,248) ($ Thousands)		1,142,515

CORPORATE OBLIGATIONS — 31.3%

Consumer Discretionary — 1.4%
American Achievement
8.250%, 04/01/12 (C)	900	891
Boyd Gaming
7.125%, 02/01/16 (D)	350	292
6.750%, 04/15/14 (D)	570	498
British Sky Broadcasting Group
9.500%, 11/15/18 (C)	782	1,006
Comcast
6.500%, 01/15/17	720	801
6.500%, 01/15/15	985	1,109
6.400%, 03/01/40	690	701
5.450%, 11/15/10	525	538

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	43

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.300%, 01/15/14	$2,340	$2,516
5.150%, 03/01/20	1,005	1,014
Comcast Cable Communications
8.375%, 03/15/13	1,179	1,367
6.750%, 01/30/11 (D)	2,310	2,414
COX Communications
4.625%, 06/01/13	805	851
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,525
6.500%, 11/15/13	1,320	1,463
DISH DBS
7.875%, 09/01/19	690	718
Eastman Kodak
7.250%, 11/15/13	1,420	1,353
Echostar DBS
7.750%, 05/31/15	220	230
General Motors
8.250%, 07/15/23 (D) (E)	3,100	1,147
Grupo Televisa
6.625%, 01/15/40	1,005	1,003
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/10 (E)	1,010	485
Lamar Media, Ser B
6.625%, 08/15/15	150	144
MGM Mirage
8.500%, 09/15/10	10	10
7.625%, 01/15/17 (D)	440	366
News America
6.650%, 11/15/37	180	189
6.200%, 12/15/34	65	65
Station Casinos
7.750%, 08/15/16 (E)	1,495	108
Sun Media
7.625%, 02/15/13	470	461
Thomson Reuters
5.950%, 07/15/13	577	638
Time Warner
7.700%, 05/01/32	835	964
6.875%, 05/01/12	2,225	2,447
Time Warner Cable
8.750%, 02/14/19	210	261
8.250%, 04/01/19	4,895	5,923
6.750%, 06/15/39	920	965
Time Warner Entertainment
8.375%, 07/15/33	60	72

		34,535

Consumer Staples — 1.1%
Altria Group
10.200%, 02/06/39	350	469
9.700%, 11/10/18	1,650	2,032
9.250%, 08/06/19	920	1,118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch
5.050%, 10/15/16	$940	$987
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (C)	571	679
5.375%, 01/15/20	1,580	1,630
5.000%, 04/15/20 (C)	560	562
4.125%, 01/15/15	1,860	1,914
CVS Caremark
9.350%, 01/10/23 (C)	4,300	4,190
Diageo Capital
7.375%, 01/15/14	4,870	5,664
Dr Pepper Snapple Group
6.820%, 05/01/18	1,470	1,679
HJ Heinz
5.350%, 07/15/13	510	553
Kraft Foods
6.500%, 02/09/40	1,165	1,207
5.375%, 02/10/20	2,060	2,094
PepsiCo
5.500%, 01/15/40	1,245	1,233
Reynolds American
6.750%, 06/15/17	1,260	1,350
Wal-Mart Stores
5.625%, 04/01/40	1,060	1,056

		28,417

Energy — 3.6%
Anadarko Finance, Ser B
7.500%, 05/01/31	860	966
Anadarko Petroleum
6.450%, 09/15/36	3,450	3,516
Apache
6.000%, 09/15/13	2,570	2,879
Baker Hughes
7.500%, 11/15/18	2,530	3,025
Canadian Natural Resources
5.850%, 02/01/35	800	778
5.700%, 05/15/17	265	283
Chesapeake Energy
7.250%, 12/15/18	660	660
6.500%, 08/15/17	275	266
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	110
7.500%, 05/15/15	1,205	1,208
Conoco Funding
7.250%, 10/15/31	50	59
6.350%, 10/15/11	920	992
ConocoPhillips
5.900%, 10/15/32	10	10
5.900%, 05/15/38	1,500	1,548
ConocoPhillips Holding
6.950%, 04/15/29	700	803

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consol Energy
8.250%, 04/01/20 (C)	$660	$678
El Paso
6.950%, 06/01/28	6,750	6,096
El Paso Performance-Linked Trust
7.750%, 07/15/11 (C)	3,830	3,965
El Paso Pipeline Partners Operating
6.500%, 04/01/20	675	683
Energy Transfer Partners
9.000%, 04/15/19	1,075	1,320
8.500%, 04/15/14	434	505
6.700%, 07/01/18	2,220	2,425
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,319
GAZ Capital
6.212%, 11/22/16 (C)	220	228
Hess
7.875%, 10/01/29	1,070	1,282
7.300%, 08/15/31	1,650	1,880
Husky Energy
7.250%, 12/15/19	656	760
5.900%, 06/15/14	572	622
Kerr-McGee
7.875%, 09/15/31	820	953
6.950%, 07/01/24	450	501
Kinder Morgan Energy Partners
7.125%, 03/15/12	90	99
6.750%, 03/15/11	450	473
6.000%, 02/01/17	505	542
5.850%, 09/15/12	130	141
5.000%, 12/15/13	720	772
Occidental Petroleum
7.000%, 11/01/13	4,000	4,633
OPTI Canada
7.875%, 12/15/14	70	65
Peabody Energy, Ser B
6.875%, 03/15/13	35	35
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,642
Petrobras International Finance
7.875%, 03/15/19	654	765
6.875%, 01/20/40	645	666
6.125%, 10/06/16	655	705
5.750%, 01/20/20	574	588
Petro-Canada
6.800%, 05/15/38	365	391
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (C) (D)	1,185	1,272
4.500%, 09/30/12 (C)	785	824
Rockies Express Pipeline
5.625%, 04/15/20 (C)	1,245	1,226
3.900%, 04/15/15 (C)	1,045	1,031
SandRidge Energy
9.875%, 05/15/16 (C)	870	894

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shell International Finance BV
4.375%, 03/25/20	$1,980	$1,963
Southern Natural Gas
8.000%, 03/01/32	170	192
Southern Union
8.250%, 11/15/29	1,315	1,501
Suncor Energy
6.500%, 06/15/38	815	850
Tennessee Gas Pipeline
7.625%, 04/01/37	830	918
Tosco
8.125%, 02/15/30	400	503
Total Capital
3.125%, 10/02/15	1,345	1,336
Valero Energy
10.500%, 03/15/39	1,750	2,248
9.375%, 03/15/19	4,406	5,246
6.625%, 06/15/37	1,125	1,070
Williams
8.750%, 03/15/32 (D)	1,732	2,110
7.875%, 09/01/21	3,884	4,573
7.750%, 06/15/31	1,392	1,562
Williams Partners
6.300%, 04/15/40 (C)	985	979
3.800%, 02/15/15 (C)	505	504
Williams, Ser A
7.500%, 01/15/31	808	888
XTO Energy
7.500%, 04/15/12	850	952
6.750%, 08/01/37	495	580
5.500%, 06/15/18	2,030	2,204

		88,263

Financials — 16.7%
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	2,510	2,542
Aiful
5.000%, 08/10/10 (C) (D)	1,010	965
Allied World Assurance Holdings
7.500%, 08/01/16	2,355	2,549
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13 (D)	1,410	1,536
American Express
7.250%, 05/20/14	858	972
6.800%, 09/01/66 (B)	2,010	1,960
American Express Credit MTN
5.125%, 08/25/14	2,100	2,230
American General Finance MTN
6.900%, 12/15/17	2,820	2,470
American International Group
6.250%, 03/15/37	2,560	1,894
5.850%, 01/16/18	4,340	4,033

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASIF Global Financing XIX
4.900%, 01/17/13 (C)	$390	$394
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	130	98
BAC Capital Trust XV
1.052%, 06/01/56 (B)	5,715	3,870
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/20	1,415	1,401
Bank of America
7.625%, 06/01/19	635	726
7.375%, 05/15/14	1,095	1,231
6.500%, 08/01/16	2,250	2,432
6.000%, 09/01/17	745	775
5.750%, 12/01/17	3,165	3,245
5.420%, 03/15/17	4,300	4,250
4.500%, 04/01/15	1,285	1,296
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	690	697
Bank One
7.875%, 08/01/10	995	1,019
Barclays Bank MTN
6.050%, 12/04/17 (C)	1,230	1,269
5.200%, 07/10/14	630	673
5.125%, 01/08/20	760	749
5.000%, 09/22/16	1,175	1,208
Barnett Capital III
0.874%, 02/01/27 (B)	425	292
Bear Stearns
7.250%, 02/01/18	1,120	1,294
6.950%, 08/10/12	580	643
6.400%, 10/02/17	70	77
5.350%, 02/01/12	3,280	3,506
4.650%, 07/02/18	995	970
4.500%, 10/28/10	1,470	1,504
Berkshire Hathaway
3.200%, 02/11/15	1,840	1,856
Berkshire Hathaway Finance
5.400%, 05/15/18 (D)	830	882
Boeing Capital
4.700%, 10/27/19	490	493
BP Capital Markets
5.250%, 11/07/13	680	748
3.875%, 03/10/15	210	218
Capital One Bank USA
8.800%, 07/15/19	855	1,033
Caterpillar Financial Services MTN
6.200%, 09/30/13	3,650	4,122
Chase Capital VI
0.874%, 08/01/28 (B)	2,500	1,951
Citigroup
8.125%, 07/15/39	332	383
6.875%, 03/05/38 (D)	6,555	6,624
6.500%, 08/19/13	1,310	1,413
6.375%, 08/12/14	1,095	1,170
6.125%, 05/15/18 (D)	4,770	4,874

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.010%, 01/15/15	$660	$693
5.875%, 02/22/33	1,685	1,454
5.500%, 04/11/13	2,683	2,819
5.500%, 02/15/17	2,350	2,322
5.000%, 09/15/14	3,245	3,241
0.524%, 06/09/16 (B)	3,650	3,123
Citigroup Capital III
7.625%, 12/01/36	1,500	1,233
Citigroup Funding
1.875%, 10/22/12	2,165	2,182
Commonwealth Bank of Australia
5.000%, 03/19/20 (C)	890	884
5.000%, 10/15/19 (C)	1,465	1,472
3.750%, 10/15/14 (C)	2,075	2,104
Countrywide Financial
6.250%, 05/15/16	1,080	1,109
5.800%, 06/07/12	2,745	2,918
Countrywide Financial, Cl A
0.492%, 10/15/28 (B)	101	79
Countrywide Home Loans MTN
4.000%, 03/22/11	2,100	2,159
Credit Agricole
8.375%, 12/31/49 (B) (C) (D)	2,460	2,663
Credit Suisse
5.400%, 01/14/20	850	857
Credit Suisse New York
6.000%, 02/15/18	4,420	4,680
Credit Suisse NY
5.500%, 05/01/14	3,000	3,265
5.300%, 08/13/19	585	600
Credit Suisse USA
4.875%, 08/15/10	2,210	2,244
Depfa ACS Bank
5.125%, 03/16/37 (C)	3,000	2,217
Deutsche Bank
4.875%, 05/20/13	1,830	1,961
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (B) (C)	2,760	2,305
East Lane Re
6.249%, 05/06/11 (B) (C)	650	650
Export-Import Bank of Korea
5.875%, 01/14/15	1,255	1,353
5.500%, 10/17/12	772	824
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (C)	3,540	3,703
Farmers Exchange Capital
7.050%, 07/15/28 (C)	1,434	1,321
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	3,017	3,244
First Industrial L.P. MTN
7.500%, 12/01/17	970	822
Fleet Capital Trust II
7.920%, 12/11/26	1,050	1,043

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Motor Credit LLC
8.000%, 12/15/16	$2,680	$2,824
5.507%, 06/15/11 (B)	3,863	3,940
Forest City Enterprises
6.500%, 02/01/17	270	217
General Electric Capital MTN
6.375%, 11/15/19 (B)	5,870	5,510
6.000%, 08/07/19	710	750
5.900%, 05/13/14	2,800	3,081
5.875%, 01/14/38	1,300	1,236
5.625%, 05/01/18 (D)	7,235	7,573
5.450%, 01/15/13	20	22
0.629%, 05/05/26 (B)	3,500	2,870
0.517%, 09/15/14 (B)	2,460	2,338
0.381%, 03/20/14 (B)	1,900	1,780
Glitnir Banki HF
7.451%, 09/14/16 (C) (E)	400	—
6.693%, 06/15/16 (C) (E)	3,960	—
6.375%, 09/25/12 (C) (E)	2,330	687
6.330%, 07/28/11 (C) (E)	1,980	584
GMAC
7.500%, 12/31/13	103	105
7.250%, 03/02/11	2,228	2,267
6.875%, 09/15/11	2,735	2,779
2.452%, 12/01/14 (B)	2,234	1,967
1.750%, 10/30/12	2,010	2,022
Goldman Sachs Capital I
6.345%, 02/15/34	520	480
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	1,867	1,582
Goldman Sachs Group
7.500%, 02/15/19	2,329	2,662
6.750%, 10/01/37	1,011	1,010
6.150%, 04/01/18	3,780	3,999
5.950%, 01/18/18	260	273
5.450%, 11/01/12	3,670	3,967
5.375%, 03/15/20	3,230	3,200
5.350%, 01/15/16	660	695
5.250%, 10/15/13 (D)	3,565	3,832
4.500%, 06/15/10	1,000	1,007
0.751%, 01/12/15 (B)	1,750	1,711
0.649%, 07/22/15 (B)	500	483
Hartford Financial Services Group
5.500%, 03/30/20	810	798
HBOS Capital Funding
6.071%, 06/30/49 (B) (C)	1,330	1,037
HBOS PLC
6.750%, 05/21/18 (C)	2,100	1,930
HCP MTN
6.700%, 01/30/18 ‡	401	409
6.300%, 09/15/16 ‡	1,429	1,452
6.000%, 01/30/17 ‡	4,231	4,214
5.650%, 12/15/13 ‡	1,149	1,201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Highwoods Properties
7.500%, 04/15/18 ‡	$1,142	$1,159
HSBC Finance
8.000%, 07/15/10	3,475	3,544
4.625%, 09/15/10	650	661
HSBC Holdings PLC
6.800%, 06/01/38	600	643
ICICI Bank
6.375%, 04/30/22 (B) (C)	1,260	1,186
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C)	900	693
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (C)	700	748
Japan Bank for International Cooperation
2.875%, 02/02/15	4,200	4,206
JP Morgan Chase Capital XIII
1.239%, 09/30/34 (B)	1,000	781
JP Morgan Chase Capital XXIII
1.250%, 05/15/47 (B)	1,900	1,426
JP Morgan Chase Capital XXV
6.800%, 10/01/37	1,094	1,092
JPMorgan Chase
6.000%, 01/15/18	225	244
5.750%, 01/02/13	3,785	4,108
4.950%, 03/25/20	1,040	1,031
4.750%, 05/01/13	510	544
3.700%, 01/20/15	875	880
JPMorgan Chase Bank
6.000%, 10/01/17	1,323	1,411
6.000%, 07/05/17	2,250	2,398
0.587%, 06/13/16 (B)	1,300	1,220
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (E)	8,810	2,357
7.125%, 05/19/16 (C) (E)	1,350	—
5.750%, 10/04/11 (C) (E)	960	257
Korea Development Bank
4.375%, 08/10/15 (D)	1,280	1,299
Landsbanki Islands
6.100%, 08/25/11 (C) (E)	5,570	641
Lazard Group
7.125%, 05/15/15	1,607	1,687
6.850%, 06/15/17	1,582	1,610
LBG Capital No.1 MTN
8.000%, 12/15/49 (B)	5,850	5,060
Lehman Brothers Holdings MTN
14.500%, 06/20/16 (B) (E)	3,977	855
11.000%, 11/07/16 (B) (E)	4,283	921
8.910%, 02/16/17 (E)	2,370	509
6.750%, 12/28/17 (E)	4,320	11
6.200%, 09/26/14 (E)	1,160	270
5.250%, 02/06/12 (E)	1,220	284
Lehman Brothers Holdings Capital Trust V MTN
5.857%, 11/29/49 (E)	4,280	11

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Liberty Mutual Group
7.500%, 08/15/36 (C)	$714	$689
Lloyds TSB Bank
5.800%, 01/13/20 (C)	1,570	1,532
4.375%, 01/12/15 (C)	1,470	1,449
Mack-Cali Realty
7.750%, 08/15/19 ‡	370	408
MBNA Capital A
8.278%, 12/01/26	1,450	1,461
Merna Reinsurance, Ser B
2.001%, 07/07/10 (B) (C)	3,750	3,719
Merrill Lynch MTN
8.950%, 05/18/17 (B)	1,790	1,871
8.680%, 05/02/17 (B)	3,160	3,286
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	357
5.700%, 05/02/17	1,300	1,292
5.450%, 02/05/13	2,080	2,201
MetLife
6.400%, 12/15/36	570	510
MetLife Capital Trust IV
7.875%, 12/15/37 (C)	800	816
MetLife Capital Trust X
9.250%, 04/08/38 (B) (C)	1,800	2,025
Metropolitan Life Global Funding I
5.125%, 04/10/13 (C)	580	623
5.125%, 06/10/14 (C)	2,750	2,913
Morgan Stanley MTN
7.250%, 04/01/32	510	580
6.750%, 04/15/11	30	32
6.625%, 04/01/18	3,570	3,808
6.000%, 04/28/15	630	675
6.000%, 05/13/14	5,710	6,168
5.950%, 12/28/17	605	622
5.500%, 01/26/20	1,090	1,066
0.701%, 10/18/16 (B)	5,020	4,590
0.549%, 01/09/14 (B)	4,120	3,939
MUFG Capital Finance 1
6.346%, 07/25/49 (B)	1,670	1,656
National Australia Bank
5.350%, 06/12/13 (C)	2,500	2,694
National Capital Trust II
5.486%, 12/29/49 (B) (C)	2,231	2,035
National City Bank MTN
5.800%, 06/07/17	1,290	1,342
0.622%, 06/07/17 (B)	4,600	4,097
Nationwide Mutual Insurance
6.600%, 04/15/34 (C)	2,440	2,051
5.810%, 06/15/09 (B) (C)	1,975	1,692
NB Capital Trust IV
8.250%, 04/15/27	1,055	1,066
New Communications Holdings
8.750%, 04/15/22 (C)	703	703
8.500%, 04/15/20 (C)	605	610
8.250%, 04/15/17 (C)	700	712

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NIBC Bank MTN
2.800%, 12/02/14 (C)	$1,725	$1,716
Nordea Bank
4.875%, 01/27/20 (C)	1,000	992
3.700%, 11/13/14 (C) (D)	2,695	2,715
2.500%, 11/13/12 (C)	995	1,004
Pacific Life Global Funding
5.150%, 04/15/13 (C)	370	390
Power Receivables Financial
6.290%, 01/01/12	1,673	1,716
Pricoa Global Funding I
5.450%, 06/11/14 (C) (D)	3,400	3,648
Prime Property Fund
5.600%, 06/15/11 (C)	1,384	1,437
5.500%, 01/15/14 ‡(C)	1,850	1,809
Private Export Funding
3.050%, 10/15/14	445	451
Prudential Holdings
8.695%, 12/18/23 (C)	1,300	1,498
Rabobank Nederland
11.000%, 12/31/49 (B) (C)	1,810	2,329
Reckson Operating Partnership
7.750%, 03/15/20 ‡(C)	1,305	1,327
Residential Capital
9.625%, 05/15/15	15	15
Resona Preferred Global Securities
7.191%, 07/30/49 (B) (C)	580	544
Royal Bank of Scotland
4.875%, 03/16/15	400	400
Royal Bank of Scotland Group
7.640%, 09/29/17 (B)	1,000	630
6.400%, 10/21/19	2,230	2,229
5.050%, 01/08/15	660	625
5.000%, 10/01/14	990	947
5.000%, 11/12/13	520	505
Santander US Debt Unipersonal
3.724%, 01/20/15 (C)	1,600	1,594
Shinsei Finance Cayman
6.418%, 01/25/49 (B) (C)	3,690	2,559
Simon Property Group L.P.
5.750%, 12/01/15 ‡	910	963
SLM MTN
8.000%, 03/25/20	1,200	1,168
5.625%, 08/01/33	695	536
5.375%, 05/15/14	2,655	2,515
5.050%, 11/14/14	690	639
5.000%, 10/01/13	2,500	2,388
5.000%, 04/15/15	120	109
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	259	199
Svensk Exportkredit
3.250%, 09/16/14	2,359	2,410
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	1,300	1,410

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TNK-BP Finance
7.500%, 07/18/16 (C)	$1,170	$1,272
6.625%, 03/20/17 (C)	280	288
Travelers
6.250%, 03/15/37 (B)	1,470	1,447
5.375%, 06/15/12	370	399
UBS MTN
3.875%, 01/15/15	1,320	1,302
UDR MTN
5.000%, 01/15/12 ‡	2,000	2,040
Ventas Realty L.P.
9.000%, 05/01/12 ‡	180	192
6.500%, 06/01/16 ‡	495	506
Wachovia MTN
5.750%, 02/01/18	2,260	2,403
5.300%, 10/15/11	2,155	2,280
5.250%, 08/01/14	2,570	2,700
4.875%, 02/15/14	875	906
Wachovia Capital Trust III
5.800%, 03/15/11 (B)	1,930	1,636
WEA Finance
7.500%, 06/02/14 (C)	698	781
7.125%, 04/15/18 (C)	4,429	4,791
6.750%, 09/02/19 (C)	1,700	1,814
Wells Fargo Capital X
5.950%, 12/15/36	760	697
Wells Fargo Capital XV
9.750%, 12/31/49 (B)	3,790	4,245
Westfield Capital
4.375%, 11/15/10 (C)	2,103	2,136
Westfield Group
5.400%, 10/01/12 (C)	898	952
Westpac Banking
4.875%, 11/19/19	750	745
2.250%, 11/19/12	1,720	1,732
Woodbourne Capital Trust I
1.328%, 04/08/49 (B) (C)	625	137
Woodbourne Capital Trust II
1.328%, 04/08/49 (B) (C)	625	137
Woodbourne Capital Trust III
1.328%, 04/08/49 (B) (C)	625	137
Woodbourne Capital Trust IV
1.328%, 04/08/49 (B) (C)	625	137
ZFS Finance USA Trust I
6.150%, 12/15/65 (B) (C)	4,272	4,165

		413,009

Health Care — 1.2%
Amgen
5.750%, 03/15/40	1,045	1,035
CareFusion
4.125%, 08/01/12	640	668
Coventry Health Care
5.950%, 03/15/17	1,109	1,058

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FMC Finance III
6.875%, 07/15/17	$600	$624
GlaxoSmithKline Capital
5.650%, 05/15/18	1,870	2,031
HCA
9.625%, 11/15/16	1	1
7.500%, 11/15/95	3,800	2,983
6.250%, 02/15/13	119	118
5.750%, 03/15/14	3,090	2,916
Humana
7.200%, 06/15/18	1,150	1,244
Life Technologies
6.000%, 03/01/20	1,340	1,372
4.400%, 03/01/15	730	735
Medtronic
4.450%, 03/15/20	730	726
Pfizer
5.350%, 03/15/15	1,337	1,473
Roche Holdings
6.000%, 03/01/19 (C)	1,410	1,558
Tenet Healthcare
8.875%, 07/01/19 (C) (D)	1,695	1,835
7.375%, 02/01/13 (D)	336	339
UnitedHealth Group
6.875%, 02/15/38	1,201	1,275
6.000%, 06/15/17	51	55
WellPoint
6.800%, 08/01/12	1,000	1,105
5.875%, 06/15/17	2,190	2,351
5.250%, 01/15/16	465	490
Wyeth
5.950%, 04/01/37 (D)	2,680	2,806

		28,798

Industrials — 1.4%
Boeing
4.875%, 02/15/20	1,380	1,412
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	941	948
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	1,604	1,633
Complete Production Services
8.000%, 12/15/16	1,005	995
Continental Airlines
9.000%, 07/08/16	2,939	3,175
Continental Airlines, Ser 1999-2
7.256%, 03/15/20	2,805	2,777
Continental Airlines, Ser A
5.983%, 04/19/22 (D)	2,036	2,000
Delta Air Lines
6.821%, 08/10/22	1,601	1,601
6.619%, 03/18/11	197	197
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11 (D)	4,475	4,676

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric
5.000%, 02/01/13 (D)	$1,140	$1,229
Hutchison Whampoa International 09
4.625%, 09/11/15 (C)	2,545	2,616
JetBlue Airways 2004-2 G-1 Pass Through Trust
0.625%, 08/15/16 (B)	3,449	2,862
Kansas City Southern de Mexico
12.500%, 04/01/16	800	946
L-3 Communications
5.875%, 01/15/15	300	305
L-3 Communications, Ser B
6.375%, 10/15/15 (D)	220	226
RailAmerica
9.250%, 07/01/17	1,134	1,209
Reynolds Group Issuer
7.750%, 10/15/16 (C)	900	925
Systems 2001 Asset Trust
6.664%, 09/15/13 (C)	991	1,047
Tyco International
6.875%, 01/15/21	286	327
United Air Lines
9.750%, 01/15/17	640	674
United Parcel Service
4.500%, 01/15/13 (D)	2,190	2,341

		34,121

Information Technology — 0.2%
Adobe Systems
4.750%, 02/01/20	840	825
3.250%, 02/01/15	680	683
Cisco Systems
5.500%, 01/15/40	1,070	1,026
4.450%, 01/15/20	1,515	1,507
Freescale Semiconductor
10.125%, 12/15/16	60	53
Hewlett-Packard
4.750%, 06/02/14	127	137
National Semiconductor
6.600%, 06/15/17	220	239

		4,470

Materials — 0.9%
Alcoa
6.000%, 07/15/13 (D)	1,300	1,387
Ball
6.750%, 09/15/20	790	804
CodelCo
4.750%, 10/15/14 (C)	470	493
Dow Chemical
8.550%, 05/15/19	1,097	1,327
5.900%, 02/15/15	625	677
4.850%, 08/15/12	1,200	1,269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	$4,790	$5,329
PPG Industries
6.650%, 03/15/18	435	484
5.750%, 03/15/13	435	471
Rio Tinto Finance USA
9.000%, 05/01/19	843	1,082
6.500%, 07/15/18	3,480	3,917
5.875%, 07/15/13	953	1,048
Steel Dynamics
6.750%, 04/01/15	810	816
Teck Resources
10.750%, 05/15/19	180	221
10.250%, 05/15/16	90	107
Vale Overseas
8.250%, 01/17/34	195	229
6.875%, 11/21/36	1,300	1,345
6.875%, 11/10/39	1,015	1,052
Westlake Chemicals
6.625%, 01/15/16 (D)	391	381

		22,439

Sovereign — 0.7%
Hellenic Republic Government Bond
6.100%, 08/20/15	2,040	2,751
Province of Ontario Canada
4.100%, 06/16/14	1,881	2,010
2.950%, 02/05/15	6,080	6,096
Qatar Govt International Bond
6.400%, 01/20/40 (C)	635	663
4.000%, 01/20/15 (C)	420	428
Republic of Korea
7.125%, 04/16/19	788	923
RSHB Capital
6.299%, 05/15/17 (C)	700	726
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	160	184
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (C)	1,120	1,127
South Africa Government International Bond
5.500%, 03/09/20	975	987
Tennessee Valley Authority
5.250%, 09/15/39	880	870
United Mexican States, Ser A MTN
7.500%, 04/08/33	176	210
6.750%, 09/27/34	968	1,065

		18,040

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.0%
America Movil
6.125%, 03/30/40 (C)	$660	$645
5.625%, 11/15/17	440	465
5.000%, 10/16/19 (C)	989	979
5.000%, 03/30/20 (C)	1,055	1,040
3.625%, 03/30/15 (C)	820	823
AT&T
6.500%, 09/01/37	1,380	1,431
6.450%, 06/15/34	625	637
5.500%, 02/01/18	1,360	1,444
5.100%, 09/15/14 (D)	2,200	2,380
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,577
BellSouth
4.750%, 11/15/12 (D)	170	181
British Telecommunications
9.625%, 12/15/30	367	462
British Telecommunications PLC
8.625%, 12/15/10	1,250	1,320
Cellco Partnership
8.500%, 11/15/18	630	786
7.375%, 11/15/13	1,928	2,230
3.750%, 05/20/11	1,300	1,340
Cricket Communications
7.750%, 05/15/16 (D)	840	871
Deutsche Telekom International Finance
5.750%, 03/23/16	1,920	2,064
France Telecom
7.750%, 03/01/11	664	705
Frontier Communications
8.250%, 05/01/14	555	580
8.125%, 10/01/18	465	465
Intelsat
9.250%, 08/15/14	280	287
Intelsat Jackson Holdings
9.500%, 06/15/16	180	192
8.500%, 11/01/19 (C)	250	262
Koninklijke
8.000%, 10/01/10	650	673
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,800
Qwest
7.500%, 10/01/14	911	995
Rogers Communications
7.875%, 05/01/12	550	613
6.800%, 08/15/18	450	513
6.750%, 03/15/15	1,015	1,155
6.375%, 03/01/14	1,816	2,015
5.500%, 03/15/14	246	265
Sprint Capital
8.750%, 03/15/32	660	612
8.375%, 03/15/12	745	779
6.900%, 05/01/19	100	91

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecom Italia Capital
6.999%, 06/04/18 (D)	$2,080	$2,250
6.200%, 07/18/11	1,730	1,817
5.250%, 11/15/13	790	827
5.250%, 10/01/15	90	92
4.950%, 09/30/14	1,250	1,282
Telefonica Emisiones
5.984%, 06/20/11	840	883
Telefonica Europe
7.750%, 09/15/10	1,925	1,983
Verizon Communications
6.100%, 04/15/18	465	509
5.500%, 02/15/18	1,920	2,035
Verizon New Jersey, Ser A
7.850%, 11/15/29	1,135	1,235
5.875%, 01/17/12	2,175	2,317
Verizon New York, Ser A
6.875%, 04/01/12	660	719
Virgin Media Finance PLC
9.125%, 08/15/16	70	74

		48,700

Utilities — 2.1%
Aquila
11.875%, 07/01/12	2,535	2,950
Baltimore Gas & Electric
6.125%, 07/01/13	360	399
Calpine Construction Finance
8.000%, 06/01/16 (C)	975	997
Dominion Resources
8.875%, 01/15/19	2,255	2,845
4.750%, 12/15/10	935	961
DPL
6.875%, 09/01/11	1,323	1,415
Duke Energy
6.300%, 02/01/14	983	1,095
Duke Energy Carolinas
6.250%, 01/15/12	2,000	2,170
5.625%, 11/30/12	1,470	1,610
Edison Mission Energy
7.750%, 06/15/16	500	365
7.625%, 05/15/27	420	269
Enel Finance International
6.000%, 10/07/39 (C)	725	690
Energy Future Holdings
11.250%, 11/01/17	10,234	6,959
10.875%, 11/01/17	40	30
Exelon
5.625%, 06/15/35	2,720	2,526
Exelon Generation
6.250%, 10/01/39	315	319
5.200%, 10/01/19	305	308
FirstEnergy Solutions
6.800%, 08/15/39	315	308

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.050%, 08/15/21	$1,310	$1,312
4.800%, 02/15/15	365	374
FirstEnergy, Ser B
6.450%, 11/15/11	23	24
FirstEnergy, Ser C
7.375%, 11/15/31	2,995	3,099
Florida Power
6.400%, 06/15/38	240	261
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	2,809
Nevada Power, Ser A
8.250%, 06/01/11	1,935	2,076
Nisource Finance
6.800%, 01/15/19	2,261	2,458
NRG Energy
7.250%, 02/01/14	1,610	1,622
Oncor Electric Delivery
6.800%, 09/01/18	2,000	2,247
Pacific Gas & Electric
8.250%, 10/15/18	210	256
6.050%, 03/01/34	890	917
5.800%, 03/01/37	800	794
Progress Energy
6.850%, 04/15/12	601	656
Public Service of New Mexico
7.950%, 05/15/18	1,805	1,883
PVNGS II Funding
8.000%, 12/30/15	2,322	2,481
Sempra Energy
9.800%, 02/15/19	200	260
South Carolina Electric & Gas
6.500%, 11/01/18	215	244
Texas-New Mexico Power
9.500%, 04/01/19 (C)	2,880	3,509

		53,498

Total Corporate Obligations (Cost $777,060) ($ Thousands)		774,290

ASSET-BACKED SECURITIES — 6.9%

Automotive — 0.2%
Avis Budget Rental Car Funding AESOP
4.640%, 05/20/16 (C)	1,260	1,260
Harley-Davidson Motorcycle Trust, Cl A4
3.320%, 02/15/17	705	728
2.540%, 04/15/17	482	486
2.400%, 07/15/14	342	344
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
5.000%, 01/15/17	197	209
Hertz Vehicle Financing, Cl A2
5.290%, 03/25/16 (C)	1,570	1,639

		4,666

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 1.0%
BA Credit Card Trust, Cl A2
0.250%, 06/17/13 (B)	$733	$731
BA Credit Card Trust, Cl A6
0.260%, 11/15/13 (B)	464	462
Bank of America Credit Card Trust, Ser 2008-A1, Cl A1
0.810%, 04/15/13 (B)	5,710	5,719
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	760	791
Citibank Credit Card Issuance Trust, Cl A3
5.300%, 03/15/18	1,549	1,702
Discover Card Master Trust, Cl A1
1.530%, 12/15/14 (B)	912	921
Discover Card Master Trust, Cl A
1.530%, 02/17/15 (B)	5,840	5,944
Discover Card Master Trust
0.880%, 09/15/15 (B)	1,129	1,131
Discover Card Master Trust I, Cl A1
0.290%, 06/18/13 (B)	304	303
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.597%, 06/15/15 (B)	6,403	6,362
Nordstrom Private Label Credit Card Master Note Trust, Cl A
0.290%, 05/15/15 (B) (C)	804	787

		24,853

Mortgage Related Securities — 1.2%
ABS Home Equity Loan Trust, Ser 2007-HE3, Cl A1
0.770%, 11/25/31 (B)	378	288
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.499%, 04/25/28 (B)	84	59
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.486%, 03/25/30 (B)	3,447	959
Asset-Backed Securities Home Equity, Ser 2003-HE4, Cl M2
3.232%, 08/15/33 (B)	157	55
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	4,380	4,039
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.346%, 03/25/37 (B)	3,109	2,786
BNC Mortgage Loan Trust, Ser 2007-1, Cl M1
0.469%, 03/25/37 (B)	6,300	80

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Centex Home Equity, Ser 2006-A, Cl AV4
0.479%, 06/25/36 (B)	$4,917	$2,535
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.286%, 12/25/36 (B)	275	256
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (B)	1,195	1,203
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	7	7
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	11	10
Countrywide Asset-Backed Certificates, Ser 2007-S2, Cl A2
5.649%, 05/25/37 (B)	1,938	977
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.716%, 05/25/39 (B) (C)	1,533	1,159
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.286%, 01/25/37 (B)	118	115
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.246%, 04/25/33 (B)	79	31
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.296%, 12/25/36 (B)	110	107
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV2
0.359%, 06/25/37 (B)	5,500	3,934
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.846%, 01/25/32 (B)	349	284
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.386%, 01/25/37 (B)	9,500	3,646
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.479%, 07/25/37 (B)	4,574	1,872
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/25	1,308	1,106
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.389%, 01/25/37 (B)	6,450	2,625
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.326%, 06/25/37 (B)	2,081	1,755
Terwin Mortgage Trust, Ser 2005-9HG3, Cl A1
4.000%, 08/25/35 (B) (C)	491	458

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.489%, 03/25/36 (B) (C)	$437	$271
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8B
5.000%, 05/25/34 (B) (C)	311	79

		30,696

Other Asset-Backed Securities — 4.5%
Bank America Manufactured Housing Contract Trust, Ser 1997-1, Cl M
6.800%, 01/10/28	3,310	3,695
Carrington Mortgage Loan Trust, Ser 2007-RFC1, Cl A1
0.279%, 07/27/09 (B)	2,623	2,339
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.746%, 03/25/32 (B)	1,364	875
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,743
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	977	918
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (B)	1,206	908
Countrywide Asset-Backed Certificates, Cl 2A2
1.029%, 10/25/47 (B)	5,313	3,744
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.846%, 06/25/33 (B)	38	32
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (B)	6,450	2,239
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.706%, 10/25/35 (B)	5,150	4,983
Countrywide Asset-Backed Certificates, Ser 2006-10, Cl MV1
0.489%, 09/25/46 (B)	10,450	779
Countrywide Home Equity Loan Trust, Cl 2A1B
0.382%, 11/15/36 (B)	276	200
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.530%, 02/15/34 (B)	1,069	492
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.470%, 12/15/35 (B)	1,920	662

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.782%, 11/15/28 (B)	$10,632	$7,831
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	648	652
Credit-Based Asset Servicing and Securitization, Ser 2007-CB4, Cl A1A
0.336%, 04/25/37 (B)	1,753	1,474
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.711%, 08/15/25 (B) (C)	3,449	1,604
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF10, Cl A4
0.549%, 11/25/35 (B)	5,965	4,786
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.366%, 09/25/26 (B)	4,333	658
First Horizon ABS Trust, Ser 2004-HE2, Cl A
0.466%, 02/25/34 (B)	1,326	720
Ford Credit Floorplan Master Owner Trust
1.880%, 12/15/14 (B) (C)	898	902
Ford Credit Floorplan Master Owner Trust, Cl A1
4.200%, 02/15/17 (C)	4,334	4,345
GE Seaco Finance Srl, Cl A
0.480%, 11/17/20 (B) (C)	1,544	1,359
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	229	230
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	709	719
GSAMP Trust, Cl A
0.529%, 05/25/36 (B) (C)	643	445
GSAMP Trust, Ser 2003-SEA, Cl A1
0.646%, 02/25/33 (B)	2,906	1,794
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.536%, 11/25/35 (B)	4,905	3,473
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.546%, 11/25/35 (B)	4,209	2,733
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.576%, 05/25/46 (B)	5,569	918
Lehman XS Trust, Ser 2007-1, Cl WF1
7.000%, 01/25/37	2,309	1,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman XS Trust, Ser 2007-9, Cl 1A1
0.349%, 05/25/37 (B)	$7,552	$4,157
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.579%, 05/25/37 (B) (C)	7,851	4,632
Merrill Lynch Mortgage Investors, Ser 2005-SL3, Cl A1
0.459%, 07/25/36 (B)	225	205
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	4,963	2,084
Merrill Lynch Mortgage Investors, Ser 2007-MLN1, Cl M1
0.629%, 03/25/37 (B)	3,010	22
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.529%, 02/25/37 (B)	6,088	197
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	3,370	3,047
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.436%, 07/25/17 (B)	541	258
N, Cl A
1.980%, 01/15/15 (B) (C)	4,540	4,563
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.729%, 04/25/24 (B)	2,740	2,880
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.341%, 12/25/33 (B)	188	134
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.909%, 03/25/33 (B)	58	37
Saco I, Ser 2005-9, Cl A1
0.496%, 12/25/35 (B)	796	177
Saco I, Ser 2005-WM3, Cl A1
0.766%, 09/25/35 (B)	833	236
Saco I, Ser 2006-6, Cl A1
0.376%, 06/25/36 (B)	2,335	429
SLC Student Loan Trust, Cl A4A
1.857%, 12/15/32 (B)	4,761	5,007
SLC Student Loan Trust, Ser 2006-2, Cl B
0.484%, 12/15/39 (B)	5,250	3,917
SLM Student Loan Trust, Cl A4
1.949%, 07/25/23 (B)	4,617	4,881
0.477%, 12/15/17 (B)	203	203
0.457%, 12/17/18 (B)	175	174
SLM Student Loan Trust, Cl A4L
0.407%, 09/17/18 (B)	224	222
SLM Student Loan Trust, Ser 2006-9, Cl B
0.479%, 01/25/41 (B)	4,000	3,027

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-C, Cl C
0.644%, 12/15/39 (B)	$4,000	$372
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.899%, 07/25/22 (B)	724	760
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/01/13	769	800
Structured Asset Investment Loan Trust, Ser 2003-BC4, Cl M2
3.229%, 06/25/33 (B)	94	62
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.336%, 03/25/37 (B)	3,311	3,124
Structured Asset Securities, Ser 2007-BC4, Cl A3
0.479%, 11/25/37 (B)	3,868	3,596
Structured Asset Securities, Ser 2007-TC1, Cl A
0.529%, 04/25/31 (B) (C)	411	292
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.330%, 06/15/12 (B)	733	732
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.416%, 11/26/21 (B) (C)	1,733	1,407

		110,986

Total Asset-Backed Securities (Cost $241,388) ($ Thousands)		171,201

LOAN PARTICIPATIONS — 1.0%
Allison Transmission
3.010%, 08/07/14	159	152
3.000%, 08/07/14	705	671
2.980%, 08/07/14	79	75
Aramark
2.126%, 01/26/14	416	407
0.088%, 01/26/14	29	28
Charter, Term B Loan
2.230%, 03/15/14	1,470	1,417
Chrysler Financial, Term B Loan
4.230%, 08/03/12	363	362
CMP Susquehanna
2.250%, 05/05/13	931	785
DAE Aviation, Tranche B-1
4.000%, 07/31/14	287	270
DAE Aviation, Tranche B-2
4.000%, 09/27/14	280	264
Enterprise GP Holdings
2.500%, 11/10/14	588	579
2.480%, 11/10/14	392	386

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data, Term Loan B-2
3.032%, 09/24/14	$3,559	$3,145
3.001%, 09/24/14	187	165
Harrah’s Operating, Term Loan B-2
2.249%, 01/28/15	605	521
HCR Healthcare, Initial Term Loan
2.729%, 12/22/14	968	937
IASIS, Delayed Draw
2.229%, 03/15/14	236	226
IASIS, Sythentic LOC
2.100%, 03/15/14	64	61
IASIS, Term B Loan
2.229%, 03/15/14	681	654
Iconix, Term B Loan
2.480%, 04/30/13	628	618
Insight Midwest
2.250%, 04/07/14	675	654
Las Vegas Sands, Delayed Draw
2.010%, 05/17/14	362	330
Las Vegas Sands, Term B Loan
2.010%, 05/17/14	1,596	1,458
Lodgenet Entertainment, Term B Loan
2.260%, 04/04/14	797	749
Petco, Term B Loan
2.501%, 10/26/13	432	424
2.479%, 10/26/13	546	535
Regal Cinemas
4.001%, 10/27/13	382	383
Sunguard
3.874%, 02/28/16	1,094	1,084
3.864%, 02/28/16	86	85
Supermedia
11.000%, 12/31/15	389	366
Telesat Canada, U.S. Term I Loan
3.240%, 10/31/14	1,047	1,030
Telesat Canada, U.S. Term II Loan
3.240%, 10/31/14	90	89
Texas Competitive, Term Loan B-2
3.790%, 10/10/14	20	16
3.729%, 10/10/14	1,935	1,588
Tribune
0.000%, 06/04/10 (E)	366	228
United Air Lines, Tranche B
2.250%, 02/01/14	696	602
Univision Communications
2.501%, 09/29/14	2,500	2,225
UPC Financing Partnership
3.930%, 12/30/16	352	346
2.180%, 12/31/14	648	630

Total Loan Participations (Cost $26,138) ($ Thousands)		24,545

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
1.500%, 01/16/13	$1,050	$1,048
FICO STRIPS, PO
0.000%, 02/08/18 to 09/26/19 (A)	11,780	8,121
FNMA
7.125%, 01/15/30	2,100	2,639
6.250%, 05/15/29	2,110	2,384
5.250%, 08/01/12	1,860	2,003
0.180%, 08/23/10 (A)	1,800	1,799
0.000%, 10/09/19 (A)	1,520	889

Total U.S. Government Agency Obligations (Cost $18,683) ($ Thousands)		18,883

MUNICIPAL BONDS — 0.4%
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	790	811
Los Angeles Unified School District, GO
6.758%, 07/01/34	790	817
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	318
6.637%, 04/01/57	570	565
North Texas Tollway Authority, RB
6.718%, 01/01/49	420	441
State of California, GO
7.625%, 03/01/40	515	536
7.550%, 04/01/39	1,605	1,659
7.300%, 10/01/39	5,645	5,665

Total Municipal Bonds (Cost $10,749) ($ Thousands)		10,812

PREFERRED STOCK — 0.1%
Citigroup Capital XII
8.500% 03/30/40* (B)	53,075	1,362
GMAC (C)	379	289

Total Preferred Stock (Cost $1,327) ($ Thousands)		1,651

	Number of Warrants

WARRANT — 0.0%
Semgroup Warrants, Expires 11/30/14 *	1	10

Total Warrant (Cost $—) ($ Thousands)		10

Description	Shares/Contracts/ Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMON STOCK — 0.0%
SemGroup, Cl A*	1,294	$37
SuperMedia*	1,802	74

Total Common Stock (Cost $99) ($ Thousands)		111

PURCHASED OPTIONS — 0.0%
June 2010 U.S. 10 Year Treasury Note Call, Expires 05/24/10 Strike Price $119.00*	24	4
May 2010 U.S. 10 Year Treasury Note Call, Expires 04/26/10 Strike Price $120.00*	130	10
June 2010 U.S. 10 Year Treasury Note Call, Expires 05/24/10 Strike Price $121.00*	288	50

Total Purchased Options (Cost $177) ($ Thousands)		64

CASH EQUIVALENT — 1.2%
Evergreen Institutional Money Market Fund, 0.010%**	11,784,637	11,784
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	18,311,817	18,312

Total Cash Equivalent (Cost $30,096) ($ Thousands)		30,096

COMMERCIAL PAPER — 0.5%
Lloyds TSB Bank
0.210%, 04/26/10	$12,340	12,338

Total Commercial Paper (Cost $12,338) ($ Thousands)		12,338

U.S. TREASURY OBLIGATIONS — 14.8%
U.S. Treasury Bills
0.132%, 04/15/10 (A)	12,620	12,619
0.081%, 05/13/10 (A)	1,475	1,475
U.S. Treasury Bond
8.875%, 02/15/19	1,595	2,226
8.000%, 11/15/21 (D)	9,935	13,536
7.125%, 02/15/23 (D)	624	804
5.375%, 02/15/31 (D)	10,496	11,611
4.625%, 02/15/40 (D)	7,250	7,146
4.610%, 02/15/25 (A)	11,400	5,676
4.500%, 02/15/36 to 08/15/39 (D)	14,305	13,834
4.375%, 11/15/39 (D)	12,452	11,775
4.250%, 05/15/39 (D)	8,052	7,461
3.500%, 02/15/39 (D)	25,833	20,905

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)
U.S. Treasury Bond TIPS
3.875%, 04/15/29 (D)	$6,980	$11,677
3.625%, 04/15/28 (D)	5,570	9,098

2.375%, 01/15/25 to 01/15/27 (D)	15,863	18,413
2.125%, 02/15/40	1,090	1,083
2.000%, 01/15/16 to 01/15/26 (D)	5,341	6,156
1.750%, 01/15/28 (D)	12,937	12,667
U.S. Treasury Note
3.625%, 08/15/19 to 02/15/20 (D)	32,020	31,490
3.375%, 11/15/19 (D)	31,125	30,033
3.125%, 01/31/17 (D)	8,390	8,330
2.750%, 11/30/16 to 02/15/19 (D)	16,577	15,409
2.500%, 03/31/15	19,898	19,842
2.375%, 02/28/15 (D)	69,350	68,874
1.375%, 03/15/13 (D)	8,562	8,512
1.000%, 03/31/12	9,623	9,618
U.S. Treasury STRIPS
4.712%, 11/15/27 (A)	16,990	7,301

Total U.S. Treasury Obligations (Cost $366,274) ($ Thousands)		367,571

AFFILIATED PARTNERSHIP — 8.5%
SEI Liquidity Fund, L.P., 0.210%(F)**†	213,329,537	209,068

Total Affiliated Partnership (Cost $213,330) ($ Thousands)		209,068

Total Investments — 111.6% (Cost $2,839,907) ($ Thousands)		$2,763,155

WRITTEN OPTIONS — 0.0%
June 2010 Euro$ Future Call, Expires 06/15/10, Strike Price $99.38	(33)	(22)
May 2010 U.S.$ Future Call, Expires 04/26/10, Strike Price $118.50	(193)	(15)
September 2010 Euro$ Future Call, Expires 09/14/10, Strike Price $99.25	(39)	(27)

Total Written Options (Premiums Received $(95)) ($ Thousands)		(64)

Description	Notional Amount (Thousands)	Market Value ($ Thousands)

WRITTEN SWAPTIONS — (0.1)%
U.S. Swaption Call, Deutsche Bank*	(18,270)	$(730)
U.S. Swaption Put, Deutsche Bank*	(18,270)	(589)

Total Written Swaptions (Premiums Received $(1,595)) ($ Thousands)		(1,319)

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(17)	Dec-2010	$(164)
90-Day Euro$	(17)	Jun-2011	(137)
90-Day Euro$	(17)	Mar-2011	(151)
90-Day Euro$	(17)	Sep-2010	(36)
Euro-Bund	(72)	Jun-2010	(66)
U.S. 10-Year Treasury Note	468	Jun-2010	94
U.S. 2-Year Treasury Note	47	Jul-2010	(3)
U.S. 5-Year Treasury Note	1,427	Jul-2010	(274)
U.S. Long Treasury Bond	134	Jun-2010	35
U.S. Ultra Long Treasury Bond	53	Jul-2010	1

			$(701)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
5/18/10	EUR	8,677	USD	11,855	$116

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2010

A summary of outstanding swap agreements held by the Fund at March 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	$245	$(91)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,750	(1,048)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,900	(1,105)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,500)	120
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,000)	115
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(1,000)
Citigroup	ABX.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(1,339)	(176)
Citigroup	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,795)	(2,692)
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,900)	253
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(8,250)	880
Citigroup	Arrow Electric, 6.875% 06/01/18	BUY	(0.82)	03/20/14	965	10
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	440	(33)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	800	(56)
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	520	8
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	480	7
Citigroup	Hewlett Packard, 5.400% 03/01/17	BUY	(0.72)	03/20/14	965	(14)
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	2,900	(239)
Citigroup	KB Home 5.750% 2/1/14	BUY	(1.00)	09/20/16	520	26
Citigroup	KB Home 5.750% 2/1/14	BUY	(1.00)	09/20/16	480	24
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	3,025	(78)
Citigroup	Nordstrom Inc., 6.950%, 03/15/28	BUY	(3.15)	03/20/14	240	(22)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,370)	(196)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(3,253)	(293)
Credit Suisse	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(2,000)	(186)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	7,735	(2,899)
Credit Suisse	General Electric Corp., 5.625% 09/15/17	SELL	6.55	12/20/10	(1,480)	64
Credit Suisse	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,500	30
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	1,210	39
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	4,885	157
Deutsche Bank	Centex Corporation, 5.250% 06/15/15	BUY	(4.40)	12/20/13	125	(16)
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,075	(62)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(19)
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	—
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	—
Deutsche Bank	Kohl’S Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	655	(8)
Deutsche Bank	Kohl’S Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	655	(8)
Deutsche Bank	Kohl’S Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	600	(8)
Deutsche Bank	Kohl’S Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	600	(7)
Deutsche Bank	Nordstrom Inc., 6.950%, 03/15/28	BUY	(2.10)	03/20/14	1,325	(70)
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,200	47
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,500	56
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(7)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(7)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(7)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(7)
Goldman Sachs	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,324)	(198)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	—
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	—
Goldman Sachs	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,150	28
Greenwich Capital Markets	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(1,859)	(154)
JPMorgan Chase Bank	CDX.IG HVOL.12 Index	SELL	5.00	06/20/14	(3,287)	394
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,350	(103)
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.65)	12/20/12	925	(73)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(1,700)	(255)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,800)	(540)
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(19)
Morgan Stanley	Midamerican Energy Corp., 4.625% 10/15/13	SELL	4.00	03/20/11	(2,800)	103

						$(9,335)

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	4.21%	10-YR CMS	05/25/10	7,500,000	$113
JPMorgan Chase Bank	2.91%	3-Month LIBOR	02/28/14	44,100,000	(1,176)
Morgan Stanley	0.00%	3-Month LIBOR (PAYMENT AT MATURITY)	11/15/27	16,210,000	48
Morgan Stanley	0.00%	3-Month LIBOR (PAYMENT AT MATURITY)	02/15/25	10,530,000	(6)

					$(1,021)

Percentages are based on a Net Assets of $2,477,052 ($ Thousands).

*	Non-income producing security.

**	The rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2010. The date reported on the Schedule of Investments is the next reset date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total value of securities on loan at March 31, 2010 was $205,987 ($ Thousands).

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2010 was $209,068 ($ Thousands).

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

March 31, 2010

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$1,135,024	$7,491	$1,142,515
Corporate Obligations	—	771,115	3,175	774,290
U.S. Treasury Obligations	—	367,571	—	367,571
Asset-Backed Securities	—	171,201	—	171,201
U.S. Government Agency Obligations	—	18,883	—	18,883
Municipal Bonds	—	10,812	—	10,812
Preferred Stock	1,362	289	—	1,651
Warrant	—	10	—	10
Common Stock	111	—	—	111
Purchased Options	64	—	—	64
Cash Equivalents	30,096	—	—	30,096
Loan Participations	—	24,545	—	24,545
Commercial Paper	—	12,338	—	12,338
Affiliated Partnership	—	209,068	—	209,068

Total Investments in Securities	$31,633	$2,720,856	$10,666	$2,763,155

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(64)	$—	$—	$(64)
Written Swaptions	—	—	(1,319)	(1,319)
Futures Contracts*	(701)	—	—	(701)
Forwards*	—	116	—	116
Credit Default Swaps*	—	(9,335)	—	(9,335)
Interest Rate Swaps*	—	(1,021)	—	(1,021)

Total Other Financial Instruments	$(765)	$(10,240)	$(1,319)	$(12,324)

*	Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Mortgage-Backed Securities	Written Swaptions
Beginning balance as of October 1, 2009	$3,150	$4,779	$(2,359)
Accrued discounts/premiums	—	43	—
Realized gain/(loss)	—	143	296
Change in unrealized appreciation/(depreciation)	85	800	164
Net purchases/sales	(60)	1,726	580
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of March 31, 2010	$3,175	$7,491	$(1,319)

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$85	$480	$279

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 49.0%

Agency Mortgage-Backed Obligations — 37.2%
FHLB
0.750%, 10/05/10	$4,040	$4,048
FHLB CMO, Cl 1
5.300%, 06/15/12	280	296
FHLMC
11.000%, 02/17/21	650	716
10.000%, 03/17/26 to 10/01/30	1,794	2,081
7.500%, 01/01/32 to 09/01/38	2,348	2,630
6.500%, 10/01/31 to 09/01/38	4,007	4,381
6.000%, 08/01/15 to 09/01/38	6,655	7,171
5.500%, 01/01/18 to 03/01/38	8,671	9,226
5.000%, 03/01/34 to 02/01/39	10,770	11,158
4.500%, 04/01/35 to 04/01/39	4,029	4,046
4.000%, 10/01/33	731	711
1.250%, 01/26/12	2,940	2,937
0.374%, 02/03/12 (B)	6,485	6,491
0.000%, 05/04/10 to 05/10/10 (C)	9,060	9,060
FHLMC ARM (B)
6.466%, 02/01/37	634	675
6.367%, 10/01/36	2,020	2,132
6.365%, 10/01/37	816	872
6.349%, 12/01/36	816	866
6.302%, 10/01/36	740	782
6.218%, 08/01/37	134	142
6.170%, 12/01/36	986	1,045
6.141%, 06/01/37	85	91
6.084%, 04/01/37	391	419
6.059%, 11/01/36	154	164
6.054%, 10/01/37	259	274
6.012%, 04/01/37	218	232

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.992%, 04/01/37	$407	$431
5.972%, 05/01/37	624	663
5.952%, 01/01/37	1,123	1,184
5.933%, 03/01/37	745	790
5.924%, 11/01/36	1,179	1,250
5.915%, 03/01/37	51	54
5.832%, 04/01/37	245	260
5.823%, 05/01/37	991	1,048
5.818%, 06/01/37	635	675
5.803%, 11/01/36 to 05/01/37	1,091	1,158
5.717%, 03/01/36	165	176
5.688%, 03/01/36	171	182
5.650%, 10/01/38	174	185
5.627%, 03/01/36	1,229	1,287
5.423%, 05/01/38	524	553
FHLMC CMO, Cl BS
16.733%, 02/15/40 (B)	100	102
FHLMC CMO, Cl SC
8.702%, 11/15/33 (B)	81	68
FHLMC CMO, Cl OG
5.000%, 06/15/34	1,826	1,924
FHLMC CMO, Cl LZ
6.000%, 06/15/38	222	235
FHLMC CMO, Cl YT
0.000%, 09/15/34 (B)	7	7
FHLMC CMO, Cl XP
6.000%, 04/15/36	312	338
FHLMC CMO, Cl VG
6.000%, 11/15/23	300	328
FHLMC CMO, Cl 4A
7.500%, 09/25/43	780	874
FHLMC CMO, Cl NB
5.500%, 07/15/33	1,007	1,074
FHLMC CMO, Cl SA
14.428%, 06/15/33 (B)	375	403
FHLMC CMO, Cl 1A2
7.000%, 07/25/43 to 03/25/44	841	946
FHLMC CMO, PO
6.360%, 09/15/36 (B)	1,174	129
6.220%, 11/15/37 (B)	1,224	119
5.500%, 07/15/37	443	86
0.000%, 03/15/20 to 04/15/37	1,858	1,524
FHLMC CMO, Cl 2A
6.500%, 02/25/43	163	179
4.831%, 10/25/37 (B)	400	405
FHLMC CMO, Cl LK
0.600%, 10/15/34 (B)	531	528
FHLMC CMO, Cl QS
19.530%, 07/15/35 (B)	380	439
FHLMC CMO, Cl HC
6.500%, 02/15/28	283	300
FHLMC CMO, Cl HP
21.080%, 05/15/35 (B)	132	141
FHLMC CMO, Cl MC
4.500%, 10/15/36	27	26

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	61

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Cl SX
15.954%, 10/15/33 (B)	$85	$86
FHLMC CMO, Cl SJ
8.805%, 10/15/33 (B)	351	301
FHLMC CMO, Cl QO
4.500%, 03/15/18	300	317
FHLMC CMO, Cl 1A
6.500%, 09/25/43 (B)	238	259
FHLMC CMO, Cl SE
16.875%, 02/15/38 (B)	123	140
9.219%, 12/15/28 (B)	191	196
FHLMC CMO, Cl SV
8.655%, 11/15/33 (B)	184	164
FHLMC CMO, Cl GK
23.715%, 06/15/35 (B)	141	146
FHLMC CMO, Cl PV
6.250%, 10/15/23	1,711	1,835
FHLMC CMO, Cl FA
0.460%, 02/15/19 (B)	4,398	4,414
FHLMC CMO, Cl PD
5.000%, 04/15/33	114	120
FHLMC CMO, Cl MA
5.000%, 02/15/30	3,365	3,598
FHLMC CMO, Cl CI
5.000%, 01/15/34	2,510	2,662
FHLMC CMO, Cl A5
7.500%, 02/25/42	979	1,117
FHLMC CMO, Cl PE
5.000%, 04/15/37	397	418
FHLMC CMO, Cl ZM
6.500%, 06/15/32	517	566
FHLMC CMO, Cl ZA
6.500%, 04/15/32	656	723
FHLMC CMO, Cl D
6.500%, 08/15/28	611	659
FHLMC CMO, Cl 3A
7.000%, 02/25/43	527	593
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	1,264	276
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	1,326	1,419
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	866	919
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	823	897
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	39	42
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	173	186
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	71	76
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	202	210
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	147	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2694, Cl QG
4.500%, 01/15/29	$46	$48
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	45	45
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	1,080	1,096
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	117	120
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	308	310
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	261	280
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	45	45
FHLMC CMO, Ser 2945, Cl SA
11.880%, 03/15/20 (B)	163	177
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	383	398
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	187	202
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	78	84
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	262	272
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	277	289
FHLMC, Ser K003, Cl AAB
4.768%, 05/25/18	342	362
FHLMC-GNMA CMO, Cl L
6.250%, 10/25/23	554	585
FHLMC TBA
5.000%, 05/14/33	1,000	1,028
FNMA
7.500%, 10/01/37 to 04/01/39	2,354	2,628
7.000%, 04/01/32 to 01/01/39	2,360	2,619
6.500%, 05/01/27 to 06/01/36	2,421	2,654
6.000%, 03/01/19 to 04/01/36	10,509	11,373
5.500%, 11/01/17 to 09/01/36	30,946	33,208
5.000%, 01/01/20 to 02/01/39	6,096	6,325
4.500%, 06/01/35	1,148	1,160
FNMA ARM (B)
6.590%, 09/01/36	742	779
6.348%, 09/01/36	1,255	1,319
6.308%, 09/01/37	258	271
6.284%, 09/01/37	35	37
6.280%, 10/01/36	144	152
6.273%, 09/01/37	110	118
6.248%, 07/01/37	1,044	1,098
6.229%, 02/01/37	1,552	1,630
6.227%, 11/01/37	787	821
6.202%, 06/01/36	1,168	1,220
6.200%, 08/01/36	307	324
6.124%, 12/01/36	132	139
6.103%, 09/01/37	642	675
6.080%, 09/01/37	96	101
6.047%, 05/01/36	1,148	1,200

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.028%, 01/01/37	$169	$179
6.021%, 07/01/37	487	510
6.014%, 10/01/37	101	106
6.013%, 10/01/37	318	335
6.012%, 11/01/37	157	165
5.991%, 04/01/36	898	940
5.985%, 10/01/37	119	125
5.977%, 04/01/37	179	189
5.976%, 07/01/37	360	378
5.961%, 07/01/37	171	180
5.957%, 01/01/37	215	227
5.936%, 07/01/37	317	333
5.930%, 07/01/37	316	333
5.928%, 10/01/37	426	448
5.926%, 03/01/37	114	121
5.922%, 04/01/37	459	480
5.913%, 04/01/37	259	271
5.910%, 11/01/36	487	512
5.904%, 09/01/37	155	163
5.900%, 12/01/36	668	702
5.896%, 02/01/37	82	87
5.886%, 03/01/37	149	156
5.882%, 12/01/37	712	750
5.879%, 05/01/37	147	154
5.878%, 02/01/37	143	150
5.876%, 10/01/37	230	242
5.869%, 03/01/37	399	419
5.868%, 04/01/37	342	358
5.817%, 11/01/37	271	285
5.814%, 03/01/37	335	351
5.808%, 08/01/37	429	450
5.747%, 09/01/36	414	434
5.718%, 05/01/37	189	199
5.686%, 01/01/23	293	311
5.668%, 02/01/39	473	496
5.666%, 11/01/36	587	615
5.661%, 05/01/37	127	134
5.643%, 09/01/37	218	230
5.615%, 11/01/37	957	1,005
5.606%, 01/01/37	405	424
5.588%, 12/01/36	1,004	1,050
5.571%, 05/01/37	230	242
5.570%, 03/01/36	485	512
5.500%, 07/01/37	1,164	1,220
5.494%, 05/01/38	1,164	1,233
5.479%, 09/01/37	178	187
FNMA CMO, Cl PE
5.000%, 03/25/34	3,000	3,188
FNMA CMO, Cl UE
5.000%, 01/25/34	397	418
FNMA CMO, Cl JT
6.000%, 06/25/36	47	51
FNMA CMO, Cl MB
4.000%, 12/25/39	800	838

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Cl BA
7.000%, 03/25/45	$296	$331
5.250%, 11/25/33	331	335
5.000%, 01/25/24	250	263
FNMA CMO, Cl ES
16.260%, 10/25/35 (B)	272	314
FNMA CMO, Cl A1
3.305%, 06/25/19	146	148
FNMA CMO, Cl A2
4.450%, 09/25/19	228	232
4.287%, 07/25/19	651	655
0.306%, 12/25/36 (B)	538	531
FNMA CMO, Cl PD
6.000%, 10/25/36	1,000	1,076
FNMA CMO, Cl A6
0.447%, 10/27/37 (B)	500	499
FNMA CMO, Cl FA
0.646%, 06/25/37 (B)	664	662
FNMA CMO, Cl XT
4.500%, 12/25/17	907	931
FNMA CMO, Cl WA
6.428%, 03/25/40	248	268
6.286%, 12/25/39 (B)	489	519
6.133%, 02/25/40 (B)	246	268
FNMA CMO, Cl SM
17.198%, 09/25/24 (B)	568	674
FNMA CMO, Cl ZH
6.500%, 07/25/36	507	551
FNMA CMO, Cl VB
6.500%, 10/25/17	370	401
FNMA CMO, Cl BP
5.900%, 02/25/15	874	899
FNMA CMO, PO
6.854%, 02/25/40 (B)	1,000	151
6.677%, 01/25/38 (B)	1,028	63
6.204%, 10/25/37 to 12/25/37 (B)	1,776	197
6.000%, 10/25/33	1,000	1,077
5.934%, 12/25/39 (B)	1,474	101
5.754%, 02/25/38 (B)	1,511	174
5.654%, 10/25/39 (B)	851	73
5.000%, 07/25/39	665	107
0.642%, 10/25/16 (B)	2,164	23
0.000%, 10/25/31 to 04/25/36	2,068	1,821
FNMA CMO, Cl DP
5.000%, 06/25/19	1,000	1,057
FNMA CMO, Cl SB
16.260%, 08/25/35 (B)	401	459
FNMA CMO, Cl MA
5.500%, 11/25/29	139	145
FNMA CMO, Cl J
5.000%, 09/25/19	982	1,037
FNMA CMO, Cl BZ
6.500%, 08/25/36	127	137

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	63

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Cl SK
15.708%, 01/25/34 (B)	$338	$376
FNMA CMO, Cl US
23.664%, 11/25/35 (B)	1,101	1,397
FNMA CMO, Cl A3
4.001%, 01/25/19	680	673
FNMA CMO, Cl VD
6.500%, 05/25/17	732	787
FNMA CMO, Cl XB
5.000%, 03/25/38	933	958
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	1,881	396
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	746	799
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	3,907	4,234
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	219	231
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	156	162
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	49	51
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	151	162
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	936	956
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	49	51
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	125	135
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	336	346
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	593	639
FNMA CMO, Ser 2008-35, Cl B
5.000%, 08/25/23	50	53
FNMA CMO, Ser 30, Cl MA
4.250%, 02/25/37	1,601	1,665
FNMA Grantor Trust CMO, Cl A2
7.500%, 12/25/41	527	591
7.000%, 07/25/42	530	589
FNMA Grantor Trust CMO, Cl A1
7.000%, 12/25/41	840	931
6.500%, 11/25/31	645	707
FNMA Grantor Trust CMO, Cl 1A3
7.000%, 02/25/44	509	572
FNMA TBA
5.500%, 04/30/22 to 06/12/37	1,900	1,958
5.000%, 06/01/38	19,500	19,969
4.500%, 04/14/33 to 05/01/38	14,200	14,198
FNMA Whole Loan CMO, Cl 2A
7.500%, 12/25/42	328	368
7.000%, 10/25/42	441	491

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Cl 2A2
7.000%, 12/25/33 to 02/25/44	$1,619	$1,824
FNMA Whole Loan CMO, IO
7.854%, 06/25/42 (B)	646	115
FNMA Whole Loan CMO, Cl 1A3
7.500%, 12/25/45	455	519
FNMA Whole Loan CMO, Cl 1AF1
0.506%, 11/25/46 (B)	802	812
0.466%, 02/25/36 (B)	509	492
FNMA Whole Loan CMO, Cl 1A8
4.550%, 06/25/43	406	423
FNMA Whole Loan CMO, Cl 2AF
0.466%, 03/25/45 (B)	439	417
GNMA
7.500%, 10/15/37	984	1,076
7.000%, 09/15/31	140	157
6.500%, 12/15/32 to 12/15/35	2,297	2,494
4.500%, 11/15/39	3,931	3,982
GNMA ARM
4.500%, 02/20/34 (B)	743	769
3.500%, 05/20/36 (B)	865	890
2.750%, 12/20/33 (B)	920	932
GNMA CMO, Cl SX
16.804%, 02/20/34 (B)	37	39
GNMA CMO, Cl ST
7.000%, 09/20/34 (B)	260	267
GNMA CMO
7.470%, 04/16/38 (B)	515	64
7.360%, 09/20/38 (B)	885	115
6.500%, 03/20/39	696	78
6.320%, 11/16/33 (B)	805	107
6.310%, 11/20/37 (B)	528	45
6.290%, 12/20/37 (B)	713	60
6.170%, 11/16/39 (B)	1,374	121
6.160%, 12/20/38 (B)	1,744	160
6.060%, 03/20/39 (B)	1,882	185
6.000%, 12/20/38	436	61
5.960%, 03/20/37 to 06/20/38 (B)	3,143	296
5.800%, 02/20/39 (B)	862	78
5.710%, 06/20/39 (B)	1,029	82
5.590%, 02/20/38 (B)	1,116	91
0.430%, 04/16/37 (B)	672	667
0.000%, 01/17/33 to 11/16/37	1,481	1,189
GNMA CMO, Cl SV
8.760%, 04/20/34 (B)	481	480
GNMA CMO, Cl SB
7.407%, 03/17/33 (B)	423	399
GNMA CMO, Cl MN
5.500%, 09/20/39	500	511
GNMA CMO, Cl PB
6.000%, 12/20/35	400	426
GNMA CMO, Cl MV
6.000%, 04/20/20	1,899	2,065

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Cl Z
7.500%, 12/20/29	$727	$815
6.500%, 12/20/31	854	947
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	1,033	1,042
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	194	203
GNMA TBA
4.500%, 04/15/40 to 04/15/40	22,280	22,541
Vendee Mortgage Trust CMO, Cl ZB
7.250%, 02/15/23	1,116	1,239

		333,184

Non-Agency Mortgage-Backed Obligations — 11.8%
American General Mortgage Loan Trust, Cl A1
5.150%, 03/25/58 (B) (D)	300	300
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.430%, 02/25/45 (B)	1,429	1,119
ASG Resecuritization Trust
5.800%, 05/24/36 (B) (D)	390	390
5.594%, 03/26/37 (B) (D)	1,276	1,237
Asset Securitization, Cl A2
7.776%, 10/13/26 (B)	293	309
Banc of America Alternative Loan Trust, Cl 2A4
5.000%, 09/25/18	165	166
Banc of America Alternative Loan Trust, Cl 1CB2
5.500%, 11/25/33	305	307
Banc of America Alternative Loan Trust, Cl 1A1
6.000%, 01/25/34	209	201
Banc of America Alternative Loan Trust, Cl 3A1
5.500%, 09/25/19	184	184
Banc of America Alternative Loan Trust, Cl 2A1
6.000%, 01/25/34	487	469
Banc of America Alternative Loan Trust, Cl 5A1
5.500%, 02/25/19	139	135
Banc of America Commercial Mortgage, Cl E
7.634%, 09/15/32 (B)	128	128
Banc of America Commercial Mortgage, Cl AM
4.727%, 07/10/43	150	134
Banc of America Commercial Mortgage, Cl A4
6.186%, 06/11/35	1,130	1,194
5.634%, 07/10/46	225	228
5.414%, 09/10/47	305	305

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.372%, 09/10/45 (B)	$290	$297
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	153
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	100
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.179%, 09/10/47 (B)	145	151
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	100	102
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	160	157
Banc of America Funding, Cl 1A7
5.500%, 10/25/34	237	236
Banc of America Funding, Cl 1A1
5.052%, 12/20/34 (B)	178	170
Banc of America Mortgage Securities, Cl 1A23
4.500%, 04/25/34	229	230
Banc of America Mortgage Securities, Cl 4A1
4.750%, 06/25/19	264	263
Banc of America Mortgage Securities, Cl 3A1
5.000%, 04/25/19	172	173
Banc of America Mortgage Securities, Cl 2A1
0.796%, 05/25/18 (B)	253	240
0.696%, 08/25/18 (B)	107	105
BCAP Trust, Cl 17A1
5.750%, 06/26/37 (D)	445	440
BCAP Trust, Cl 11A1
5.250%, 05/26/37 (B) (D)	239	239
BCAP Trust
5.500%, 11/26/34 (D)	942	933
Bear Stearns Adjustable Rate Mortgage Trust, Cl A1
2.530%, 08/25/35 (B)	263	245
Bear Stearns Adjustable Rate Mortgage Trust, Cl 14A
5.173%, 05/25/34 (B)	230	231
Bear Stearns Commercial Mortgage Securities, Cl A2
6.460%, 10/15/36	796	847
5.286%, 06/11/41 (B)	212	220

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	65

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Cl A3
5.468%, 06/11/41 (B)	$124	$129
Bear Stearns Commercial Mortgage Securities
5.456%, 03/11/39 (B)	100	104
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	310	319
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	96	100
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (B)	178	186
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	253	265
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	54	55
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (B)	945	968
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (B)	450	465
Chase Mortgage Finance, Cl 9A1
4.554%, 02/25/37 (B)	144	144
Chase Mortgage Finance
0.696%, 01/25/34 (B)	326	323
0.000%, 10/25/18	172	144
Chase Mortgage Finance, Cl 1A1
3.968%, 07/25/37 (B)	227	211
Chase Mortgage Finance, Cl 2A1
4.125%, 02/25/37 (B)	195	185
Citicorp Mortgage Securities, Cl 1A2
4.500%, 05/25/33	103	104
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	691	747
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.020%, 12/10/49 (B)	2,630	2,585
Commercial Mortgage Pass Through Certificates, Cl A4
4.715%, 03/10/39	277	283
Commercial Mortgage Pass Through Certificates, Cl A5
5.314%, 07/10/37 (B)	249	261
Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (D)	274	289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass Through Trust, Cl A6
5.250%, 09/25/33	$350	$354
Countrywide Home Loan Mortgage Pass Through Trust
9.455%, 08/25/18 (B)	112	109
Countrywide Home Loan Mortgage Pass Through Trust, Cl 2A1
4.500%, 06/25/19	311	307
Credit Suisse First Boston Mortgage Securities, Cl 5A1
7.000%, 12/25/33	169	168
Credit Suisse Mortgage Capital Certificates, Cl 7A1
5.500%, 10/27/35 (D)	164	163
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,450	2,312
CS First Boston Mortgage Securities, Cl A4
5.100%, 08/15/38 (B)	220	224
5.014%, 02/15/38 (B)	322	329
CS First Boston Mortgage Securities, Cl A3
4.813%, 02/15/38	1,069	1,073
CS First Boston Mortgage Securities, Cl 8A1
6.000%, 11/25/18	223	218
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	81	86
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	536	563
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	10	11
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	161	169
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.124%, 10/25/33 (B)	1,407	1,175
CS First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	118	123
CS First Boston Mortgage Securities, Ser C2, Cl A4
4.832%, 04/15/37	205	204
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	287	298

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	$1,300	$1,241
Deutsche ALT-A Securities Alternate Loan Trust, Cl 2A1
5.601%, 02/25/20 (B)	151	149
FHLMC Multifamily Structured Pass Through Certificates, Cl A1
3.398%, 07/25/19	387	391
First Horizon Asset Securities, Cl 2A1
4.500%, 09/25/18	310	309
First Union National Bank Commercial Mortgage, Cl B
7.281%, 10/15/32 (B)	200	204
First Union National Bank Commercial Mortgage, Cl A2
6.141%, 02/12/34	154	162
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	178	183
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (D)	1,187	1,252
GE Capital Commercial Mortgage, Cl A1
5.560%, 06/10/38	53	54
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	17	18
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,516	1,611
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	2,000	2,097
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.339%, 11/10/45 (B)	1,753	1,807
GMAC Commercial Mortgage Securities, Cl A4
5.301%, 08/10/38 (B)	252	260
GMAC Commercial Mortgage Securities, Cl B
6.790%, 04/15/34	78	82
GMAC Commercial Mortgage Securities, Ser 2000-C2, Cl A2
7.455%, 08/16/33 (B)	9	9
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.485%, 05/10/40 (B)	118	126
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	689	723

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Cl 1A1
5.000%, 01/25/20	$270	$271
GMAC Mortgage Loan Trust, Cl A7
6.500%, 01/25/35	359	375
5.000%, 11/25/33	343	300
GMAC Mortgage Loan Trust, Cl A4
5.000%, 10/25/33	257	245
4.098%, 10/19/33 (B)	344	327
Greenwich Capital Commercial Funding, Cl A6
5.135%, 06/10/36 (B)	171	180
Greenwich Capital Commercial Funding
5.190%, 04/10/37 (B)	247	259
Greenwich Capital Commercial Funding, Cl A2
5.381%, 03/10/39	425	437
Greenwich Capital Commercial Funding, Cl A4
5.444%, 03/10/39	1,500	1,459
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	762	784
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	1,232	1,238
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.883%, 07/10/38 (B)	3,013	3,071
GS Mortgage Securities II, Cl A2
5.506%, 04/10/38 (B)	626	638
5.479%, 11/10/39	545	561
4.319%, 10/10/28	330	333
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (B) (D)	717	766
GSR Mortgage Loan Trust, Cl 2A4
5.500%, 01/25/37	50	39
GSR Mortgage Loan Trust, Cl 2A3
6.000%, 09/25/34	173	156
GSR Mortgage Loan Trust, Cl 8A3
0.746%, 06/25/35 (B)	298	268
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.468%, 10/25/33 (B)	1,074	1,060
Homestar Mortgage Acceptance, Cl A1
0.696%, 10/25/34 (B)	2,108	1,332
Impac Secured Assets CMN Owner Trust, Cl A1
5.500%, 08/25/33	193	194
JPMorgan Chase Commercial Mortgage Securities, Cl A2S
5.305%, 01/15/49	1,272	1,265

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	67

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Cl A1
5.017%, 02/12/51	$20	$20
JPMorgan Chase Commercial Mortgage Securities, Cl A4
5.481%, 12/12/44 (B)	332	338
5.376%, 06/12/41 (B)	264	272
JPMorgan Chase Commercial Mortgage Securities, Cl A2
5.633%, 12/05/27 (D)	901	953
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	1,170	1,217
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	130	137
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (B)	353	367
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (B)	40	42
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	177	179
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	373	364
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/51	480	453
5.440%, 06/12/47	1,200	1,173
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A2
5.747%, 02/12/49 (B)	93	96
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	2,350	2,297
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	2,435	2,346

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser CIB4, Cl A3
6.162%, 05/12/34	$404	$430
JPMorgan Commercial Mortgage Finance, Cl C
7.753%, 08/15/32 (B)	150	150
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (B)	10	10
JPMorgan Mortgage Trust, Cl 4A1
4.278%, 07/25/34 (B)	116	115
4.054%, 08/25/34 (B)	804	764
JPMorgan Mortgage Trust, Cl 1A1
4.626%, 09/25/34 (B)	145	146
JPMorgan Mortgage Trust, Cl 6A1
3.993%, 08/25/34 (B)	449	393
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.500%, 06/25/35 (B)	1,485	1,110
LB-UBS Commercial Mortgage Trust, Cl A4
5.883%, 06/15/38 (B)	627	659
5.372%, 09/15/39	538	547
4.563%, 09/15/26	129	133
4.166%, 05/15/32	86	88
LB-UBS Commercial Mortgage Trust
6.155%, 04/15/41 (B)	117	122
5.156%, 02/15/31	200	203
LB-UBS Commercial Mortgage Trust, Cl A5
4.628%, 10/15/29	101	103
LB-UBS Commercial Mortgage Trust, Cl AAB
5.403%, 02/15/40	68	69
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	334	355
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	179	188
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	101	106
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	156	162
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A2
5.318%, 02/15/40	399	407
Master Adjustable Rate Mortgages Trust, Cl 3A6
3.097%, 11/21/34 (B)	572	567

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Alternative Loans Trust, Cl 2A1
6.000%, 12/25/33	$258	$251
Master Asset Securitization Trust, Cl 1A1
5.000%, 03/25/18	107	110
Master Resecuritization Trust, PO
0.000%, 05/28/35 (D)	209	121
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	945	950
Master Asset Securitization Trust, Cl 3A18
5.500%, 04/25/33	196	198
Merrill Lynch, Cl A4
5.747%, 06/12/50 (B)	2,460	2,255
Merrill Lynch Mortgage Investors
3.401%, 07/25/33 (B)	78	77
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (B)	1,192	1,129
Merrill Lynch Mortgage Trust, Cl A3A
4.949%, 07/12/38 (B)	171	173
Merrill Lynch Mortgage Trust
5.656%, 05/12/39 (B)	150	156
Merrill Lynch Mortgage Trust, Ser KEY1, Cl A4
5.236%, 11/12/35 (B)	852	886
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	1,400	1,355
MLCC Mortgage Investors, Cl A2
0.684%, 04/25/29 (B)	117	101
Morgan Stanley Capital I, Cl A2
4.690%, 06/13/41	106	107
4.070%, 05/15/40	75	77
Morgan Stanley Capital I, Cl A4
5.811%, 08/12/41 (B)	324	343
5.809%, 12/12/49	846	832
5.649%, 06/11/42 (B)	100	103
5.402%, 06/15/38 (B)	642	667
5.270%, 06/13/41 (B)	176	180
4.900%, 06/15/40	427	428
4.520%, 12/13/41	35	36
Morgan Stanley Capital I
5.385%, 03/12/44 (B)	554	575
5.168%, 01/14/42	81	85
Morgan Stanley Capital I, Cl A7
4.970%, 04/14/40	1,050	1,058
Morgan Stanley Capital I, Ser 2003-IQ5, Cl A4
5.010%, 04/15/38	184	191

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	$386	$407
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	173	178
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	526	548
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	328	334
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.184%, 11/14/42 (B)	227	238
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	300	308
Morgan Stanley Dean Witter Capital I
6.510%, 04/15/34	104	110
Morgan Stanley Dean Witter Capital I, Cl A2
4.740%, 11/13/36	795	825
Morgan Stanley Dean Witter Capital I, Cl B
6.550%, 07/15/33	159	166
Morgan Stanley Dean Witter Capital I, Cl A4
5.740%, 12/15/35	71	75
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	557	587
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,180	1,228
Prime Mortgage Trust, PO
0.000%, 02/25/34	78	52
Prudential Mortgage Capital Funding, Cl B
6.760%, 05/10/34	144	151
Residential Accredit Loans, Cl A4
5.500%, 05/25/34	274	195
Residential Accredit Loans, Cl A1
5.000%, 09/25/18	270	266
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	952	927
Residential Asset Securitization Trust, Cl A4
5.250%, 12/25/17	262	260
Residential Asset Securitization Trust, Cl A1
5.500%, 06/25/33	178	169

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	69

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.151%, 12/25/34 (B)	$1,043	$911
Salomon Brothers Mortgage Securities VII, Cl A
3.691%, 09/25/33 (B)	251	239
Salomon Brothers Mortgage Securities VII, Cl C
7.727%, 07/18/33 (B)	232	232
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	179	185
Station Place Securitization Trust
1.746%, 01/25/40 (B) (D)	250	250
Structured Asset Securities, Cl 2A
4.997%, 12/25/33 (B)	188	186
Structured Asset Securities, Cl 1A1
5.500%, 10/25/33	317	307
5.146%, 11/25/33 (B)	168	169
Structured Asset Securities, Cl A4
5.540%, 12/25/33	400	388
Structured Asset Securities, Cl 3A2
2.698%, 07/25/33 (B)	382	368
Structured Asset Securities, Cl A3
0.746%, 06/25/33 (B)	273	249
TIAA Seasoned Commercial Mortgage Trust, Cl A3
6.072%, 08/15/39 (B)	1,000	1,082
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	670	689
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	341	363
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (B)	193	197
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (D)	46	47
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	192	195
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	132	135
WaMu Mortgage Pass Through Certificates, Cl A
2.846%, 08/25/33 (B)	91	90
WaMu Mortgage Pass Through Certificates, Cl A7
2.842%, 08/25/33 (B)	202	191
2.824%, 10/25/33 (B)	348	310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass Through Certificates, Cl 2A10
16.786%, 06/25/33 (B)	$80	$74
WaMu Mortgage Pass Through Certificates, Cl A2
4.243%, 06/25/34 (B)	212	198
WaMu Mortgage Pass Through Certificates, Cl 2A4
5.500%, 06/25/34	219	206
WaMu Mortgage Pass Through Certificates, Cl 21A1
4.500%, 12/25/18	216	218
WaMu Mortgage Pass Through Certificates, Cl 3A
7.500%, 07/25/34	746	721
WaMu Mortgage Pass Through Certificates, Cl A8
5.250%, 10/25/33	700	626
WaMu Mortgage Pass Through Certificates, Cl 1A6
2.829%, 09/25/33 (B)	324	317
WaMu Mortgage Pass Through Certificates, Cl A1
3.120%, 06/25/34 (B)	141	132
2.753%, 01/25/35 (B)	447	425
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	305	305
Wells Fargo Mortgage Backed Securities Trust, Cl A2
4.500%, 05/25/34 (B)	132	131
Wells Fargo Mortgage Backed Securities Trust, Cl 3A1
3.901%, 12/25/34 (B)	177	173
Wells Fargo Mortgage Backed Securities Trust, Cl 2A5
4.437%, 10/25/33 (B)	220	222
Wells Fargo Mortgage Backed Securities Trust, Cl A6
3.246%, 02/25/33 (B)	222	224
Wells Fargo Mortgage Backed Securities Trust, Cl 2A2
3.091%, 12/25/34 (B)	370	353
Wells Fargo Mortgage Backed Securities Trust, Cl 2A1
3.206%, 06/25/35 (B)	308	286
3.091%, 12/25/34 (B)	370	360
3.063%, 09/25/34 (B)	176	164
Wells Fargo Mortgage Backed Securities Trust, Cl 1A2
3.170%, 10/25/34 (B)	373	355
Wells Fargo Mortgage Backed Securities Trust, Cl A8
4.858%, 05/25/34 (B)	250	244

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Cl 1A1
4.750%, 12/25/18	$561	$569
4.472%, 11/25/33 (B)	330	332
3.365%, 07/25/34 (B)	308	286
3.172%, 10/25/34 (B)	187	182
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.531%, 06/25/34 (B)	778	756

		105,518

Total Mortgage-Backed Securities (Cost $430,116) ($ Thousands)		438,702

CORPORATE OBLIGATIONS — 20.1%

Consumer Discretionary — 0.7%
British Sky Broadcasting Group
9.500%, 11/15/18 (D)	378	486
CBS
5.750%, 04/15/20	25	25
Comcast
6.400%, 03/01/40	335	341
5.850%, 11/15/15	465	510
5.150%, 03/01/20	490	494
Comcast Cable Communications
8.375%, 03/15/13	567	657
COX Communications
5.450%, 12/15/14	70	76
Daimler Finance LLC
7.300%, 01/15/12	170	185
6.500%, 11/15/13	80	89
Grupo Televisa
6.625%, 01/15/40	490	489
Historic TW
9.150%, 02/01/23	200	260
Lowe’s MTN
7.110%, 05/15/37	110	130
News America
7.300%, 04/30/28	100	107
7.250%, 05/18/18	50	58
Staples
9.750%, 01/15/14	80	97
TCI Communications
8.750%, 08/01/15	210	255
7.125%, 02/15/28	200	212
Thomson Reuters
5.950%, 07/15/13	278	307
4.700%, 10/15/19	75	75
Time Warner Cable
8.250%, 04/01/19	200	242
7.300%, 07/01/38 (E)	110	122
6.750%, 07/01/18	400	447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Viacom
6.250%, 04/30/16	$100	$111

		5,775

Consumer Staples — 0.8%
Altria Group
10.200%, 02/06/39	170	228
9.700%, 11/10/18	800	985
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (D)	274	326
7.200%, 01/15/14 (D) (E)	120	137
4.125%, 01/15/15	895	921
Bunge Finance
8.500%, 06/15/19	120	139
Cargill
7.350%, 03/06/19 (D)	250	293
Diageo Capital
7.375%, 01/15/14	90	105
Diageo Finance BV
5.500%, 04/01/13	90	98
General Mills
5.250%, 08/15/13	90	98
Kraft Foods
6.500%, 02/09/40	565	586
6.125%, 08/23/18	225	245
5.375%, 02/10/20	1,876	1,907
PepsiCo
7.900%, 11/01/18	50	62
5.500%, 01/15/40	605	599
SABMiller
5.500%, 08/15/13 (D)	90	97
Wal-Mart Stores
5.625%, 04/01/40	510	508

		7,334

Energy — 1.6%
Anadarko Petroleum
7.625%, 03/15/14	180	207
6.450%, 09/15/36	515	525
Baker Hughes
7.500%, 11/15/18	205	245
Cenovus Energy
5.700%, 10/15/19 (D)	55	58
CenterPoint Energy Resources
5.950%, 01/15/14	70	75
ConocoPhillips
6.000%, 01/15/20 (E)	100	111
EnCana
6.500%, 05/15/19	150	167
Energy Transfer Partners
9.000%, 04/15/19	525	645
8.500%, 04/15/14	211	245
Halliburton
6.150%, 09/15/19	80	90

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	71

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Husky Energy
7.250%, 12/15/19	$319	$370
5.900%, 06/15/14	278	303
Marathon Oil
7.500%, 02/15/19 (E)	100	117
Petrobras International Finance
7.875%, 03/15/19	316	369
6.875%, 01/20/40	315	325
Petro-Canada
6.050%, 05/15/18	115	124
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (D)	500	537
4.500%, 09/30/12 (D)	270	283
Rockies Express Pipeline
5.625%, 04/15/20 (D)	600	591
3.900%, 04/15/15 (D)	505	498
Shell International Finance BV
4.300%, 09/22/19	300	296
Southern Union
8.250%, 11/15/29	1,200	1,370
Spectra Energy Capital
8.000%, 10/01/19	200	236
Suncor Energy
6.500%, 06/15/38	395	412
Talisman Energy
7.750%, 06/01/19	100	119
Tosco
7.800%, 01/01/27	65	77
Total Capital
3.125%, 10/02/15	650	646
TransCanada Pipelines
6.500%, 08/15/18	175	198
Union Pacific Resources Group
7.150%, 05/15/28	52	57
Valero Energy
9.375%, 03/15/19	489	582
6.625%, 06/15/37	1,935	1,840
Williams
7.875%, 09/01/21	1,022	1,203
7.750%, 06/15/31	550	617
Williams Partners
6.300%, 04/15/40 (D)	480	477
3.800%, 02/15/15 (D)	245	245
XTO Energy
6.750%, 08/01/37	180	211
6.250%, 08/01/17	100	114
4.625%, 06/15/13	30	32

		14,617

Financials — 11.6%
Achmea Hypotheekbank
3.200%, 11/03/14 (D)	1,190	1,205
Allstate
5.000%, 08/15/14	70	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13 (E)	$610	$665
American Express
7.250%, 05/20/14	412	467
7.000%, 03/19/18 (E)	170	193
American Express Credit MTN
7.300%, 08/20/13	680	763
ANZ National International
2.375%, 12/21/12 (D)	100	100
Associates Corp of North America
6.950%, 11/01/18	200	211
AvalonBay Communities MTN
5.700%, 03/15/17‡	1,300	1,370
Bank of America MTN
7.625%, 06/01/19	310	354
7.375%, 05/15/14	1,130	1,271
6.500%, 08/01/16	500	540
6.100%, 06/15/17	1,875	1,930
6.000%, 09/01/17	360	374
5.750%, 12/01/17	160	164
5.650%, 05/01/18	1,370	1,386
4.500%, 04/01/15	692	698
Bank of New York Mellon MTN
4.600%, 01/15/20	40	40
Bank of Nova Scotia
3.400%, 01/22/15	94	95
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (D) (E)	100	101
Barclays Bank
5.200%, 07/10/14	150	160
5.125%, 01/08/20	490	483
5.000%, 09/22/16	1,885	1,938
2.500%, 01/23/13	150	150
BB&T
4.900%, 06/30/17	200	199
3.850%, 07/27/12	150	156
3.375%, 09/25/13	195	199
Bear Stearns
7.250%, 02/01/18	1,500	1,734
6.950%, 08/10/12	275	305
Berkshire Hathaway Finance
5.400%, 05/15/18 (E)	110	117
BlackRock
6.250%, 09/15/17	75	83
Capital One Bank USA
8.800%, 07/15/19	325	393
Capital One Financial
7.375%, 05/23/14	225	257
6.750%, 09/15/17	70	78
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	129
5.850%, 09/01/17	140	152

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Capital II
0.749%, 02/01/27 (B)	$560	$437
Citigroup
8.500%, 05/22/19	364	425
8.125%, 07/15/39	2,861	3,303
6.500%, 08/19/13	250	270
6.375%, 08/12/14	530	566
6.125%, 05/15/18	455	465
6.125%, 08/25/36	1,200	1,047
5.500%, 10/15/14	325	336
1.029%, 12/09/11 (B)	885	898
Citigroup Funding
1.875%, 10/22/12	915	922
City National Capital Trust I
9.625%, 02/01/40	1,300	1,444
Commonwealth Bank of Australia
5.000%, 03/19/20 (D)	430	427
5.000%, 10/15/19 (D)	495	497
3.750%, 10/15/14 (D)	490	497
Credit Suisse NY
6.000%, 02/15/18	470	498
5.400%, 01/14/20	415	418
5.300%, 08/13/19	1,685	1,728
Credit Suisse USA
5.125%, 08/15/15	1,250	1,339
Deutsche Bank
3.875%, 08/18/14	100	102
2.375%, 01/11/13	1,355	1,357
Discover Financial Services
6.450%, 06/12/17	250	246
ERP Operating
5.750%, 06/15/17‡	125	129
5.125%, 03/15/16‡	830	854
Export-Import Bank of Korea
5.875%, 01/14/15	600	647
5.500%, 10/17/12	333	355
Farmers Exchange Capital
7.200%, 07/15/48 (D)	1,721	1,488
7.050%, 07/15/28 (D)	480	442
General Electric Capital MTN
6.750%, 03/15/32	1,665	1,762
6.000%, 08/07/19	545	576
5.900%, 05/13/14	850	935
5.625%, 09/15/17	700	738
5.500%, 01/08/20 (E)	180	184
5.400%, 02/15/17	200	209
1.151%, 05/22/13 (B)	760	758
0.369%, 04/10/12 (B)	500	493
Goldman Sachs Capital II
5.793%, 12/29/49 (B) (E)	804	681
Goldman Sachs Group MTN
7.500%, 02/15/19	125	143
6.750%, 10/01/37	490	489

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.250%, 09/01/17	$650	$700
6.150%, 04/01/18 (E)	250	265
6.000%, 05/01/14 (E)	2,800	3,066
5.375%, 03/15/20	950	941
3.625%, 08/01/12 (E)	140	145
1.029%, 12/05/11 (B)	2,030	2,058
Guardian Life Insurance of America
7.375%, 09/30/39 (D)	1,250	1,338
Hartford Financial Services Group
5.500%, 03/30/20	390	384
HCP MTN
6.700%, 01/30/18‡	199	203
6.300%, 09/15/16‡	546	555
6.000%, 01/30/17‡	114	114
5.950%, 09/15/11‡	1,155	1,205
5.650%, 12/15/13‡	556	581
Health Care
6.125%, 04/15/20‡	1,775	1,781
Healthcare Realty Trust
6.500%, 01/17/17‡	1,400	1,436
HRPT Properties Trust
6.250%, 08/15/16‡	100	100
HSBC Bank USA NY
4.625%, 04/01/14	175	183
HSBC Finance
5.500%, 01/19/16	140	147
4.750%, 07/15/13	160	168
HSBC Holdings PLC
6.800%, 06/01/38	340	365
International Lease Finance MTN
5.250%, 01/10/13	100	95
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (D)	200	214
Jefferies Group
6.450%, 06/08/27	160	143
6.250%, 01/15/36	120	102
John Deere Capital MTN
5.750%, 09/10/18	100	109
JPMorgan Chase Capital XIII
1.239%, 09/30/34 (B)	500	390
JPMorgan Chase
4.950%, 03/25/20	500	496
3.700%, 01/20/15	425	428
JPMorgan Chase Bank
6.000%, 10/01/17	1,634	1,742
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,645	1,497
JPMorgan Chase Capital XXV
6.800%, 10/01/37	531	530
KeyBank
5.800%, 07/01/14	250	256
Korea Development Bank
4.375%, 08/10/15 (E)	625	634

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	73

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lazard Group
7.125%, 05/15/15	$778	$817
6.850%, 06/15/17	769	783
Liberty Mutual Group
7.500%, 08/15/36 (D)	349	337
M&T Bank
5.375%, 05/24/12	80	85
Mack-Cali Realty
7.750%, 08/15/19‡	180	198
Macquarie Group
7.300%, 08/01/14	1,475	1,647
Merrill Lynch
6.875%, 04/25/18 (E)	100	108
6.400%, 08/28/17	150	158
6.150%, 04/25/13	140	151
6.110%, 01/29/37	1,405	1,293
6.050%, 05/16/16	920	938
MetLife
6.400%, 12/15/36	695	622
Metropolitan Life Global Funding I
2.875%, 09/17/12 (D)	200	203
2.500%, 01/11/13 (D)	110	110
Monumental Global Funding
5.500%, 04/22/13 (D)	65	69
Morgan Stanley
7.250%, 04/01/32	245	279
6.625%, 04/01/18	1,770	1,888
6.250%, 08/28/17	200	210
5.950%, 12/28/17	297	305
5.750%, 08/31/12	180	193
5.625%, 09/23/19	150	150
5.550%, 04/27/17	100	102
5.500%, 01/26/20	1,225	1,198
5.450%, 01/09/17	470	477
4.750%, 04/01/14	620	633
4.200%, 11/20/14 (E)	156	156
0.621%, 06/20/12 (B)	2,385	2,404
0.501%, 01/18/11 (B)	325	325
National Australia Bank
3.750%, 03/02/15 (D) (E)	120	120
2.500%, 01/08/13 (D)	150	150
National City
4.900%, 01/15/15	200	209
National City Bank
0.622%, 06/07/17 (B)	1,300	1,158
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	25	25
New York Life Global Funding
4.650%, 05/09/13 (D)	150	161
NIBC Bank MTN
2.800%, 12/02/14 (D)	825	821
Nomura Holdings
6.700%, 03/04/20	115	119

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nordea Bank
3.700%, 11/13/14 (D) (E)	$540	$544
2.500%, 11/13/12 (D)	465	469
Northern Trust
5.500%, 08/15/13	200	221
Pacific Life Global Funding
5.150%, 04/15/13 (D)	100	105
Pipeline Funding
7.500%, 01/15/30 (D)	1,500	1,433
PNC Funding
5.125%, 02/08/20	40	40
Power Receivables Financial
6.290%, 01/01/12 (D)	137	141
Principal Life Income Funding Trusts MTN
5.300%, 04/24/13	125	134
5.300%, 12/14/12	125	135
5.100%, 04/15/14	225	236
Private Export Funding
3.050%, 10/15/14	215	218
Prudential Holdings
8.695%, 12/18/23 (D)	1,200	1,382
1.136%, 12/18/17 (B) (D)	750	635
Rabobank Nederland MTN
3.200%, 03/11/15 (D)	200	198
Simon Property Group
10.350%, 04/01/19‡	130	163
6.750%, 05/15/14‡	50	55
5.650%, 02/01/20‡ (E)	38	37
Standard Chartered Bank
6.400%, 09/26/17 (D)	715	758
Svensk Exportkredit
3.250%, 09/16/14	1,137	1,162
Travelers Property Casualty
7.750%, 04/15/26	100	113
UBS
5.875%, 12/20/17	120	124
US Bancorp MTN
2.875%, 11/20/14	138	136
Wachovia
5.750%, 06/15/17 (E)	485	517
Wachovia Bank MTN
0.587%, 03/15/16 (B)	400	368
WEA Finance
7.500%, 06/02/14 (D)	1,477	1,653
7.125%, 04/15/18 (D)	751	812
6.750%, 09/02/19 (D)	300	320
Wells Fargo
5.625%, 12/11/17 (E)	180	191
3.750%, 10/01/14	390	395
Westfield Group
5.400%, 10/01/12 (D)	434	460

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westpac Banking
4.875%, 11/19/19 (E)	$510	$507
2.250%, 11/19/12	830	836
ZFS Finance USA Trust I
5.875%, 05/09/32 (B) (D)	1,750	1,644

		103,755

Government — 0.2%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/20	620	614
Mexico Government International Bond MTN
6.375%, 01/16/13	200	222
Province of Ontario Canada
2.950%, 02/05/15	240	241
Qatar Govt International Bond
6.400%, 01/20/40 (D)	310	324
4.000%, 01/20/15 (D)	195	198
South Africa Government International Bond
5.500%, 03/09/20	465	471

		2,070

Health Care — 0.7%
Aetna
6.000%, 06/15/16	1,570	1,721
Amgen
5.750%, 03/15/40	567	562
4.500%, 03/15/20	22	22
Bristol-Myers Squibb
5.450%, 05/01/18	245	263
CareFusion
4.125%, 08/01/12	275	287
Coventry Health Care
5.950%, 03/15/17	541	516
Hospira
5.550%, 03/30/12	100	106
Life Technologies
6.000%, 03/01/20	650	666
4.400%, 03/01/15	350	352
Pfizer
5.350%, 03/15/15	644	710
Pharmacia
6.500%, 12/01/18	120	136
UnitedHealth Group
6.875%, 02/15/38	584	620

		5,961

Industrials — 0.7%
Browning-Ferris Industries
9.250%, 05/01/21	45	55
Burlington Northern Santa Fe
7.290%, 06/01/36	90	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.750%, 03/15/18	$440	$471
4.700%, 10/01/19	75	74
Canadian National Railway
5.850%, 11/15/17	50	55
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.048%, 11/01/20	438	444
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 11/10/19	500	535
CSX
6.250%, 03/15/18 (E)	155	168
Delta Air Lines
7.750%, 12/17/19	1,400	1,470
Hutchison Whampoa International 09
4.625%, 09/11/15 (D)	1,260	1,295
JetBlue Airways 2004-1 G-1 Pass Through Trust
0.632%, 12/15/13 (B)	656	577
Lockheed Martin
8.500%, 12/01/29	61	79
Northwest Airlines
1.001%, 05/20/14 (B)	828	712
Tyco International Finance
8.500%, 01/15/19	50	62
Union Pacific
7.000%, 02/01/16	150	174
United Parcel Service of America
8.375%, 04/01/20	50	65
United Technologies
8.875%, 11/15/19	110	142

		6,481

Information Technology — 0.4%
Adobe Systems
4.750%, 02/01/20	405	398
3.250%, 02/01/15	330	331
Arrow Electronics
6.875%, 07/01/13	25	28
6.875%, 06/01/18	95	101
Cisco Systems
5.900%, 02/15/39	150	152
5.500%, 01/15/40	620	595
4.450%, 01/15/20	735	731
Dell
5.650%, 04/15/18	90	95
Hewlett-Packard
4.750%, 06/02/14	61	66
International Business Machines
8.000%, 10/15/38	100	131
Intuit
5.750%, 03/15/17	75	79
Oracle
5.000%, 07/08/19	200	210

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	75

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Xerox
8.250%, 05/15/14	$90	$104

		3,021

Materials — 0.4%
BHP Billiton Finance USA
6.500%, 04/01/19	125	143
Dow Chemical
8.550%, 05/15/19	588	711
5.900%, 02/15/15	300	325
4.850%, 08/15/12	770	814
PPG Industries
9.000%, 05/01/21	145	176
Rio Tinto Finance USA
9.000%, 05/01/19	412	529
5.875%, 07/15/13	457	502
Vale Overseas
6.875%, 11/10/39	495	513

		3,713

Sovereign — 0.2%
Province of Manitoba Canada
2.125%, 04/22/13	46	47
Province of Ontario Canada
4.100%, 06/16/14	904	966
Republic of Korea
7.125%, 04/16/19	352	412
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (D)	540	543
Tennessee Valley Authority
5.250%, 09/15/39	40	39

		2,007

Telecommunication Services — 1.0%
America Movil
6.125%, 03/30/40 (D)	320	313
5.000%, 03/30/20 (D)	150	148
5.000%, 10/16/19 (D)	475	470
3.625%, 03/30/15 (D)	395	396
AT&T
8.000%, 11/15/31	370	450
5.875%, 02/01/12	200	214
5.500%, 02/01/18 (E)	100	106
BellSouth
6.000%, 11/15/34	850	821
BellSouth Telecommunications
6.300%, 12/15/15	175	185
British Telecommunications
9.875%, 06/15/10 (A)	178	224
5.950%, 01/15/18	200	205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cellco Partnership
8.500%, 11/15/18	$305	$381
7.375%, 11/15/13	927	1,072
Deutsche Telekom International Finance BV
6.000%, 07/08/19	175	188
France Telecom
7.750%, 03/01/11	321	341
GTE
8.750%, 11/01/21	300	370
Qwest
7.875%, 09/01/11	640	678
7.500%, 10/01/14	444	485
Rogers Communications
6.375%, 03/01/14	874	970
5.500%, 03/15/14	119	128
Telecom Italia Capital
6.999%, 06/04/18 (E)	150	162
Telefonica Emisiones
5.984%, 06/20/11	345	363
Verizon Communications
8.950%, 03/01/39	50	68
5.850%, 09/15/35	40	39
Verizon Global Funding
7.750%, 12/01/30	175	208
Vodafone Group
5.450%, 06/10/19	75	78

		9,063

Utilities — 1.8%
AGL Capital
5.250%, 08/15/19	50	51
4.450%, 04/15/13	120	125
Appalachian Power
5.950%, 05/15/33	100	98
Aquila
11.875%, 07/01/12	1,210	1,408
Carolina Power & Light
5.300%, 01/15/19	175	184
Cleveland Electric Illuminating
7.880%, 11/01/17	170	201
Consumers Energy
6.700%, 09/15/19	100	113
Dominion Resources
8.875%, 01/15/19	1,095	1,381
6.400%, 06/15/18	180	201
DPL
6.875%, 09/01/11	637	681
Duke Energy
6.300%, 02/01/14	472	526
Enel Finance International
6.000%, 10/07/39 (D)	350	333
5.125%, 10/07/19 (D)	100	99

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Exelon Generation
6.250%, 10/01/39	$155	$157
5.200%, 10/01/19	150	151
FirstEnergy Solutions
6.800%, 08/15/39	150	147
6.050%, 08/15/21	640	641
4.800%, 02/15/15	175	179
FPL Group Capital
5.350%, 06/15/13	280	302
Georgia Power
6.000%, 11/01/13	205	231
Jersey Central Power & Light
7.350%, 02/01/19	100	116
Massachusetts Electric
5.900%, 11/15/39 (D)	55	56
MidAmerican Energy
5.300%, 03/15/18	200	208
Midamerican Energy Holdings
5.750%, 04/01/18	615	651
Nevada Power
7.125%, 03/15/19	110	124
Nevada Power, Ser A
8.250%, 06/01/11	1,040	1,116
Niagara Mohawk Power
4.881%, 08/15/19 (D)	80	79
Nisource Finance
10.750%, 03/15/16	100	127
6.125%, 03/01/22	1,400	1,461
Northern States Power
6.250%, 06/01/36	100	108
5.350%, 11/01/39	19	18
Oncor Electric Delivery
6.800%, 09/01/18	460	517
Pacific Gas & Electric
8.250%, 10/15/18	60	73
5.400%, 01/15/40	42	39
Pacificorp
6.250%, 10/15/37	90	96
5.650%, 07/15/18	175	189
Panhandle Eastern Pipeline
6.200%, 11/01/17	625	664
Progress Energy
6.850%, 04/15/12	289	315
PSEG Power
5.500%, 12/01/15	100	108
5.320%, 09/15/16 (D)	40	42
5.125%, 04/15/20 (D)	45	45
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	27
Public Service of Oklahoma
5.150%, 12/01/19	33	33
Sempra Energy
8.900%, 11/15/13	180	215
6.000%, 10/15/39	50	49

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern California Edison
5.500%, 03/15/40	$50	$49
Southwestern Public Service
8.750%, 12/01/18	90	112
Texas-New Mexico Power
9.500%, 04/01/19 (D)	1,290	1,572
Virginia Electric and Power
5.400%, 04/30/18	545	578

		15,996

Total Corporate Obligations (Cost $171,921) ($ Thousands)		179,793

ASSET-BACKED SECURITIES — 5.2%

Automotive — 0.3%
Ally Auto Receivables Trust, Cl A3
2.330%, 06/17/13 (D)	100	102
1.450%, 05/15/14	100	100
AmeriCredit Automobile Receivables Trust, Cl A3
1.660%, 03/17/14	40	40
AmeriCredit Automobile Receivables Trust, Cl A2
0.970%, 01/15/13	60	60
Bank of America Auto Trust, Cl A3
2.130%, 09/15/13 (D)	100	101
1.670%, 12/15/13 (D)	105	106
1.390%, 03/15/14 (D)	130	130
Bank of America Auto Trust, Cl A4
2.180%, 02/15/17 (D)	100	100
CarMax Auto Owner Trust, Cl A3
1.560%, 07/15/14	80	80
CitiFinancial Auto Issuance Trust, Cl A3
2.590%, 10/15/13 (D)	235	238
Harley-Davidson Motorcycle Trust, Cl A4
5.220%, 06/15/13	86	89
3.320%, 02/15/17	376	388
2.540%, 04/15/17	210	212
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
5.000%, 01/15/17	252	267
USAA Auto Owner Trust, Cl A4
2.530%, 07/15/15	145	147
USAA Auto Owner Trust, Cl A3
1.540%, 02/18/14	140	141
World Omni Auto Receivables Trust, Cl A4
2.210%, 05/15/15	135	135

		2,436

Credit Cards — 1.4%
BA Credit Card Trust, Cl A6
0.260%, 11/15/13 (B)	223	222

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	77

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BA Credit Card Trust, Cl A2
0.250%, 06/17/13 (B)	$355	$354
Bank of America Credit Card Trust, Ser 2008-A1, Cl A1
0.810%, 04/15/13 (B)	2,750	2,755
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	371	386
Citibank Credit Card Issuance Trust, Cl A3
5.300%, 03/15/18	746	819
Discover Card Master Trust, Cl A
1.530%, 02/17/15 (B)	2,820	2,870
Discover Card Master Trust, Cl A1
1.530%, 12/15/14 (B)	448	452
Discover Card Master Trust
0.880%, 09/15/15 (B)	533	534
Discover Card Master Trust I, Cl A1
0.290%, 06/18/13 (B)	147	147
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.597%, 06/15/15 (B)	3,092	3,072
Nordstrom Private Label Credit Card Master Note Trust, Cl A
0.290%, 05/15/15 (B) (D)	399	391

		12,002

Mortgage Related Securities — 1.5%
Aegis Asset Backed Securities Trust, Cl M1
0.896%, 12/25/34 (B)	1,423	1,284
0.786%, 03/25/35 (B)	1,467	1,360
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.296%, 01/25/34 (B)	505	430
Argent Securities, Ser 2003-W5, Cl M1
0.946%, 10/25/33 (B)	533	399
Asset Backed Securities Home Equity, Cl M1
0.736%, 07/25/35 (B)	1,391	1,324
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.346%, 03/25/37 (B)	1,098	984
Citigroup Mortgage Loan Trust, Cl A
0.656%, 12/25/33 (B) (D)	1,285	1,067
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	2	2
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	3	3
HSBC Home Equity Loan Trust
0.390%, 03/20/36 (B)	129	120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Cl AS
0.440%, 03/20/36 (B)	$141	$129
HSBC Home Equity Loan Trust, Cl A1
0.510%, 01/20/35 (B)	111	92
0.400%, 01/20/36 (B)	420	367
HSBC Home Equity Loan Trust, Cl A2F
5.600%, 03/20/36	200	205
HSBC Home Equity Loan Trust, Cl APT
1.440%, 11/20/36 (B)	330	299
HSBC Home Equity Loan Trust, Cl M2
0.730%, 01/20/35 (B)	138	113
0.720%, 03/20/36 (B)	2,000	457
IXIS Real Estate Capital Trust, Cl M2
0.981%, 06/25/35 (B)	1,117	1,050
Morgan Stanley ABS Capital I, Cl M1
0.996%, 01/25/35 (B)	90	89
Morgan Stanley Capital I, Ser 2003-NC8, Cl M1
1.296%, 09/25/33 (B)	1,688	1,269
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.286%, 01/25/37 (B)	33	32
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.296%, 12/25/36 (B)	31	30
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.221%, 08/25/33 (B)	273	143
Residential Asset Securities, Cl AI4
0.616%, 09/25/35 (B)	1,300	1,210
Salomon Brothers Mortgage Securities VII, Cl A
3.450%, 04/25/32 (D)	200	166
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.326%, 06/25/37 (B)	1,044	880

		13,504

Other Asset-Backed Securities — 2.0%
Ally Master Owner Trust, Cl A
1.980%, 01/15/15 (B) (D)	2,219	2,230
CNH Equipment Trust, Cl A3
1.850%, 12/16/13	40	40
1.540%, 07/15/14	380	380
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.706%, 10/25/35 (B)	1,100	1,064
Ford Credit Floorplan Master Owner Trust
1.880%, 12/15/14 (B) (D)	434	436

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Cl A1
4.200%, 02/15/17 (D)	$2,087	$2,092
Indymac Residential Asset Backed Trust, Cl 2A1
0.326%, 07/25/37 (B)	1,110	1,085
JP Morgan Mortgage Acquisition, Cl AV2
0.306%, 10/25/36 (B)	817	778
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	1,098	993
SLC Student Loan Trust, Cl A4A
1.857%, 12/15/32 (B)	1,973	2,075
SLM Student Loan Trust, Cl A4L
0.407%, 09/17/18 (B)	93	92
SLM Student Loan Trust, Cl A4
1.949%, 07/25/23 (B)	2,458	2,599
0.477%, 12/15/17 (B)	116	116
0.457%, 12/17/18 (B)	87	87
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.899%, 07/25/22 (B)	345	362
Soundview Home Equity Loan Trust, Cl A4
0.546%, 11/25/35 (B)	1,484	1,327
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.366%, 10/25/36 (B) (D)	1,216	1,096
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.336%, 03/25/37 (B)	1,091	1,029
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.330%, 06/15/12 (B)	207	207

		18,088

Total Asset-Backed Securities (Cost $45,154) ($ Thousands)		46,030

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
1.500%, 05/10/10 (A)	1,955	1,955
FICO STRIPS, PO
0.000%, 09/26/19 (C)	100	64
FNMA
2.625%, 07/22/10 (A)	4,015	4,018

Total U.S. Government Agency Obligations (Cost $6,035) ($ Thousands)		6,037

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,329

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	$385	$395
Los Angeles Unified School District, GO
6.758%, 07/01/34	380	393
North Texas Tollway Authority, RB
6.718%, 01/01/49	205	215
State of California, GO
7.625%, 03/01/40	245	255
7.550%, 04/01/39	235	243
7.300%, 10/01/39	1,660	1,666
6.650%, 03/01/22	175	182
State of Illinois, GO
5.100%, 06/01/33	60	49

Total Municipal Bonds (Cost $4,696) ($ Thousands)		4,727

COMMERCIAL PAPER — 1.3%
Credit Agricole North America
0,195%, 05/03/10	5,980	5,979
Lloyds TSB Bank
0.210%, 04/26/10	5,290	5,289

Total Commercial Paper (Cost $11,268) ($ Thousands)		11,268

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%*†	30,584,437	30,584

Total Cash Equivalent (Cost $30,584) ($ Thousands)		30,584

U.S. TREASURY OBLIGATIONS — 23.2%
U.S. Treasury Bills
0.142%, 05/06/10 (C)	9,035	9,034
0.000%, 05/13/10 (C)	315	315
U.S. Treasury Bond
8.875%, 08/15/17 to 02/15/19 (E)	18,727	25,657
8.750%, 05/15/17 to 08/15/20 (E)	5,925	8,016
8.500%, 02/15/20	50	69
8.000%, 11/15/21 (E)	3,855	5,252
7.500%, 11/15/16 (E)	1,300	1,642
7.125%, 02/15/23	176	227
6.750%, 08/15/26	250	318
6.500%, 11/15/26	200	248
6.375%, 08/15/27	50	61
6.125%, 11/15/27	500	599
5.500%, 08/15/28	100	112
5.375%, 02/15/31 (E)	3,314	3,666
4.625%, 02/15/17 (E)	3,750	4,086
4.375%, 11/15/39	2,133	2,017

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	79

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Concluded)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 05/15/39	$2,934	$2,719
3.625%, 02/15/20	8,879	8,728
3.375%, 11/15/19 (E)	14,825	14,305
2.625%, 02/29/16	1,500	1,474
2.375%, 10/31/14	500	499
U.S. Treasury Bond TIPS
2.000%, 01/15/16 (E)	2,000	2,317
1.750%, 01/15/28	4,000	3,917
U.S. Treasury Note
4.750%, 08/15/17 (E)	1,000	1,094
4.500%, 05/15/17	900	972
3.625%, 08/15/19 (E)	6,551	6,471
3.125%, 10/31/16	2,000	1,993
2.750%, 11/30/16 to 02/15/19 (E)	3,897	3,629
2.625%, 07/31/14	400	405
2.500%, 03/31/15	9,283	9,257
2.375%, 02/28/15 (E)	54,041	53,670
1.875%, 02/28/14	5,650	5,602
1.375%, 03/15/13	4,954	4,925
1.000%, 03/31/12	8,156	8,152
U.S. Treasury STRIPS
6.291%, 05/15/24 (C)	200	103
4.978%, 11/15/27 (C)	200	85
4.858%, 08/15/27 (C)	100	43
4.850%, 05/15/28 (C)	50	21
4.801%, 11/15/24 (C)	50	25
4.780%, 08/15/25 (C)	100	48
4.754%, 02/15/27 (C)	100	44
4.568%, 05/15/36 (C)	100	27
4.523%, 05/15/29 (C)	100	39
4.472%, 02/15/24 (C)	75	39
4.397%, 08/15/20 (C)	1,350	868
4.338%, 08/15/24 (C)	500	254
4.333%, 11/15/20 (C)	1,050	666

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

4.302%, 02/15/32 (C)	$100	$34
4.283%, 02/15/17 (C)	3,660	2,902
4.060%, 02/15/22 (C)	100	59
4.029%, 08/15/19 (C)	1,350	922
3.951%, 05/15/20 (C)	200	130
3.934%, 05/15/19 (C)	125	87
3.724%, 08/15/17 (C)	500	385
3.704%, 08/15/18 (C)	400	290
3.666%, 11/15/17 (C)	1,550	1,178
3.421%, 02/15/18 (C)	725	542
3.279%, 11/15/16 (C)	200	161
2.773%, 05/15/14 (C)	5,200	4,744
2.662%, 02/15/15 (C)	100	88
2.473%, 02/15/14 (C)	2,900	2,673

Total U.S. Treasury Obligations (Cost $207,899) ($ Thousands)		207,905

AFFILIATED PARTNERSHIP — 10.8%
SEI Liquidity Fund, L.P., 0.210%(A)*†	96,780,613	96,781

Total Affiliated Partnership (Cost $96,781) ($ Thousands)		96,781

Total Investments — 114.2% (Cost $1,004,454) ($ Thousands)		$1,021,827

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. Long Treasury Bond	31	Jun-2010	$16

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at March 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,500	$(302)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,030	(171)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(32)

						$(505)

Percentages are based on a Net Assets of $895,112 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of March 31, 2010 was $96,781 ($ Thousands).

(B)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2010. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total value of securities on loan at March 31, 2010 was $94,139 ($ Thousands).

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$438,702	$—	$438,702
U.S. Treasury Obligations	—	207,905	—	207,905
Corporate Obligations	—	179,793	—	179,793
Asset-Backed Securities	—	46,030	—	46,030
U.S. Government Agency Obligations	—	6,037	—	6,037
Municipal Bonds	—	4,727	—	4,727
Cash Equivalent	30,584	—	—	30,584
Commercial Paper	—	11,268	—	11,268
Affiliated Partnership	—	96,781	—	96,781

Total Investments in Securities	$30,584	$991,243	$—	$1,021,827

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$16	$—	$—	$16
Credit Default Swaps*	—	(505)	—	(505)

Total Other Financial Instruments	$16	$(505)	$—	$(489)

*	Future and swap contracts are valued at unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	81

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 82.7%

Consumer Discretionary — 17.9%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (C)	$150	$2
0.000%, 01/15/09 (C)	225	3
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (C)	25	—
Affinion Group
11.500%, 10/15/15	1,550	1,589
10.125%, 10/15/13	2,100	2,152
10.125%, 10/15/13	750	769
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (A)	380	406
Ameristar Casinos
9.250%, 06/01/14	800	838
Amscan Holdings
8.750%, 05/01/14	2,845	2,838
Applebee’s Enterprises
6.427%, 12/20/37 (A)	3,650	3,340
ArvinMeritor
10.625%, 03/15/18	445	461
8.125%, 09/15/15	1,150	1,110
Ashtead Capital
9.000%, 08/15/16 (A)	1,665	1,686
Avis Budget Car Rental
9.625%, 03/15/18 (A)	1,445	1,510
7.750%, 05/15/16	1,160	1,137
Beazer Homes USA
12.000%, 10/15/17	1,260	1,436
8.375%, 04/15/12	700	698
8.125%, 06/15/16	680	604

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Belo
8.000%, 11/15/16	$1,080	$1,126
7.750%, 06/01/27	1,675	1,376
Bon-Ton Department Stores
10.250%, 03/15/14	400	390
Boyd Gaming
7.125%, 02/01/16	1,275	1,065
Brunswick
11.750%, 08/15/13	1,500	1,680
11.250%, 11/01/16 (A)	1,223	1,391
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14	3,920	4,155
Burlington Coat Factory Warehouse
11.125%, 04/15/14	1,895	2,004
Cablevision Systems
8.625%, 09/15/17 (A)	2,305	2,438
CCH II
13.500%, 11/30/16	2,768	3,329
CCO Holdings LLC
0.000%, 11/15/13 (C)	3,380	3,464
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (A)	1,465	1,505
Charter Communications Operating
0.000%, 04/30/14 (A) (C)	625	642
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	998	679
Clear Channel Communications
10.750%, 08/01/16	680	532
Clear Channel Worldwide Holdings
9.250%, 12/15/17 (A)	3,635	3,799
9.250%, 12/15/17 (A)	900	935
Cleveland Unlimited
13.000%, 12/15/10 (A) (B)	4,304	4,153
Columbus International
11.500%, 11/20/14 (A)	1,040	1,139
Community Health Systems
8.875%, 07/15/15	1,440	1,491
Couche-Tard US
7.500%, 12/15/13	310	315
CSC Holdings
8.625%, 02/15/19 (A)	2,200	2,409
Dana (Escrow Security) (C)
0.000%, 03/01/09	350	9
0.000%, 03/01/29	850	21
0.000%, 03/15/08	100	3
0.000%, 03/15/28	200	5
Dex One
12.000%, 01/29/17	489	496
DISH DBS
7.875%, 09/01/19	700	728
Dollar General
11.875%, 07/15/17	1,505	1,753
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,169	1,056

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eastman Kodak
9.750%, 03/01/18 (A)	$1,730	$1,713
7.250%, 11/15/13	2,510	2,391
Easton-Bell Sports
9.750%, 12/01/16 (A)	2,240	2,358
Echostar DBS
7.750%, 05/31/15	4,185	4,373
7.125%, 02/01/16	2,015	2,053
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	1,012
El Pollo Loco
11.750%, 12/01/12	2,000	2,060
Equinox Holdings
9.500%, 02/01/16 (A)	1,105	1,113
Ferrellgas Partners
8.625%, 06/15/20	660	660
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (C)	3,125	35
Ford Motor
7.450%, 07/16/31	1,495	1,413
6.375%, 02/01/29	1,075	873
Gaylord Entertainment
6.750%, 11/15/14	730	699
Goodyear Tire & Rubber
10.500%, 05/15/16	215	232
9.000%, 07/01/15	600	620
8.750%, 08/15/20	340	335
GWR Operating Partnership LLP
10.875%, 04/01/17 (A)	840	801
Hanesbrands
8.000%, 12/15/16	2,254	2,333
Hanesbrands, Ser B
4.592%, 12/15/14 (B)	340	324
Harrah’s Operating
11.250%, 06/01/17	7,425	8,000
10.000%, 12/15/18	4,066	3,365
Harry & David Operations
9.000%, 03/01/13	415	313
Hertz
8.875%, 01/01/14	916	941
HSN
11.250%, 08/01/16	1,475	1,674
Inergy
8.750%, 03/01/15	845	884
Isle of Capri Casinos
7.000%, 03/01/14	3,280	2,804
Jarden
8.000%, 05/01/16	970	1,016
7.500%, 05/01/17	1,195	1,211
JC Penney
7.400%, 04/01/37	1,550	1,550
K Hovnanian Enterprises
10.625%, 10/15/16	570	607

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landry’s Restaurants
11.625%, 12/01/15 (A)	$1,939	$2,084
Laureate Education
11.750%, 08/15/17 (A)	1,000	1,040
10.000%, 08/15/15 (A)	525	537
Lear
8.125%, 03/15/20	1,198	1,217
7.875%, 03/15/18	640	647
Levi Strauss
9.750%, 01/15/15	640	670
Libbey Glass
10.000%, 02/15/15 (A)	675	710
Liberty Media LLC
8.250%, 02/01/30	1,970	1,835
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,890	3,982
M/I Homes
6.875%, 04/01/12	545	529
Macy’s Retail Holdings
8.875%, 07/15/15	1,290	1,458
MDC Partners
11.000%, 11/01/16 (A)	3,200	3,460
MGM Mirage
13.000%, 11/15/13	50	58
11.375%, 03/01/18 (A)	3,290	3,175
11.125%, 11/15/17 (A)	450	506
10.375%, 05/15/14 (A)	620	684
9.000%, 03/15/20 (A)	2,405	2,477
8.375%, 02/01/11	25	25
7.500%, 06/01/16	2,950	2,456
6.875%, 04/01/16	1,870	1,515
5.875%, 02/27/14	1,485	1,251
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	765	593
6.875%, 02/15/15	265	201
MTR Gaming Group
12.625%, 07/15/14	1,025	1,012
NCL
11.750%, 11/15/16 (A)	555	604
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,696	1,730
Norcraft
10.500%, 12/15/15 (A)	550	580
Norcraft Holdings
9.750%, 09/01/12	571	542
OSI Restaurant Partners
10.000%, 06/15/15	3,435	3,375
Peninsula Gaming
10.750%, 08/15/17 (A)	1,535	1,466
8.375%, 08/15/15 (A)	2,100	2,095
Penn National Gaming
6.750%, 03/01/15	2,985	2,936
Pinnacle Entertainment
7.500%, 06/15/15	1,200	1,038

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	83

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Quebecor Media
7.750%, 03/15/16	$3,735	$3,782
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (C) (D)	1,725	—
0.000%, 03/15/16 (E) (K)	1,915	105
Quiksilver
6.875%, 04/15/15	1,510	1,397
QVC
7.500%, 10/01/19 (A)	3,220	3,284
7.375%, 10/15/20 (A)	415	417
Rental Services
9.500%, 12/01/14	2,685	2,658
River Rock Entertainment Authority
9.750%, 11/01/11	4,515	4,165
RJ Tower
12.000%, 06/01/13 (C)	172	1
Royal Caribbean Cruises
11.875%, 07/15/15	900	1,060
7.250%, 06/15/16	770	760
7.000%, 06/15/13	685	694
6.875%, 12/01/13	165	167
RSC Equipment Rental
10.000%, 07/15/17 (A)	1,750	1,855
Salem Communications
9.625%, 12/15/16	1,056	1,103
Sally Holdings LLC
10.500%, 11/15/16	870	948
9.250%, 11/15/14	1,360	1,442
San Pasqual Casino
8.000%, 09/15/13 (A)	1,670	1,605
Sbarro
10.375%, 02/01/15	674	566
Sealy Mattress
10.875%, 04/15/16 (A)	27	30
8.250%, 06/15/14	3,491	3,491
Seminole Indian Tribe of Florida
5.798%, 10/01/13 (A)	1,665	1,649
Service International
7.375%, 10/01/14	1,170	1,199
6.750%, 04/01/15	1,005	1,000
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	1,310	1,087
Simmons Bedding
11.250%, 07/15/15 (A)	4,310	4,698
Sinclair Television Group
9.250%, 11/01/17 (A)	375	395
Sirius XM Radio
9.750%, 09/01/15 (A)	2,105	2,273
8.750%, 04/01/15 (A)	1,750	1,743
Sitel
11.500%, 04/01/18 (A)	1,020	1,028
Speedway Motorsports
8.750%, 06/01/16	1,470	1,566
Stanadyne Holdings
12.000%, 02/15/15	1,575	1,181

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stanadyne Holdings, Ser 1
10.000%, 08/15/14	$450	$412
Standard Pacific
10.750%, 09/15/16	1,955	2,080
Starwood Hotels & Resorts Worldwide
7.875%, 10/15/14	285	309
6.750%, 05/15/18	875	877
Station Casinos
6.875%, 03/01/16 (C)	225	—
6.625%, 03/15/18 (C)	1,900	2
Steinway Musical Instruments
7.000%, 03/01/14 (A)	4,595	4,434
Suburban Propane Partners
7.375%, 03/15/20	2,200	2,236
Sun Media
7.625%, 02/15/13	660	648
Tenneco
8.625%, 11/15/14	525	533
TL Acquisitions
10.500%, 01/15/15 (A)	1,300	1,248
Toys R Us Property I
10.750%, 07/15/17 (A)	910	1,015
Travelport LLC
11.875%, 09/01/16	5,705	6,254
4.877%, 09/01/14 (B)	1,571	1,540
TRW Automotive
7.250%, 03/15/17 (A)	1,475	1,423
7.000%, 03/15/14 (A)	170	167
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	2,035	2,035
United Components
9.375%, 06/15/13	870	874
United Rentals North America
10.875%, 06/15/16	2,600	2,828
9.250%, 12/15/19	900	918
Univision Communications
12.000%, 07/01/14 (A)	1,227	1,344
9.750%, 03/15/15 (A)	1,400	1,207
UPC Holding
9.875%, 04/15/18 (A)	3,635	3,817
Vail Resorts
6.750%, 02/15/14	1,825	1,832
Videotron
9.125%, 04/15/18	800	889
6.875%, 01/15/14	2,160	2,192
Visant Holding
10.250%, 12/01/13	3,920	4,038
WMG Acquisition
9.500%, 06/15/16 (A)	2,460	2,629
Wynn Las Vegas
6.625%, 12/01/14	445	444
Wynn Las Vegas Capital
6.625%, 12/01/14	135	135

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

XM Satellite Radio
11.250%, 06/15/13 (A)	$1,920	$2,078
XM Satellite Radio Holdings
13.000%, 08/01/13 (A)	3,875	4,364

		261,069

Consumer Staples — 2.2%
Alliance One International
10.000%, 07/15/16 (A)	185	193
10.000%, 07/15/16 (A)	595	622
B&G Foods
7.625%, 01/15/18	1,425	1,452
Bumble Bee Foods
7.750%, 12/15/15 (A)	575	582
Central Garden and Pet
8.250%, 03/01/18	685	694
Chiquita Brands International
8.875%, 12/01/15	1,435	1,489
Constellation Brands
8.375%, 12/15/14	485	524
7.250%, 09/01/16	1,090	1,120
7.250%, 05/15/17	1,000	1,025
Cott Beverages
8.375%, 11/15/17 (A)	2,385	2,463
Del Monte
7.500%, 10/15/19 (A)	215	226
Dole Food
13.875%, 03/15/14	386	465
8.000%, 10/01/16 (A)	405	415
Fleming
0.000%,04/01/08 (C)	1,010	—
JBS USA
11.625%, 05/01/14 (A)	510	581
JohnsonDiversey Holdings
10.500%, 05/15/20 (A)	1,925	2,098
8.250%, 11/15/19 (A)	925	957
Pantry
7.750%, 02/15/14	1,525	1,479
Rite Aid
10.375%, 07/15/16	2,640	2,792
10.250%, 10/15/19	210	224
9.500%, 06/15/17	2,525	2,121
9.375%, 12/15/15	875	753
7.700%, 02/15/27	150	91
7.500%, 03/01/17	395	366
6.875%, 12/15/28 (A)	375	214
Smithfield Foods
7.750%, 07/01/17	300	296
7.750%, 05/15/13	695	702
Southern States Cooperative
11.000%, 11/01/11 (A)	1,500	1,504
Spectrum Brands
12.000%, 08/28/19	1,241	1,316

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SuperValu
8.000%, 05/01/16	$3,675	$3,721
Tops Markets
10.125%, 10/15/15 (A)	930	967

		31,452

Energy — 9.0%
Anadarko Petroleum
6.450%, 09/15/36	2,545	2,594
Antero Resources Finance
9.375%, 12/01/17 (A)	885	912
Aquilex Holdings
11.125%, 12/15/16 (A)	2,380	2,559
Arch Coal
8.750%, 08/01/16 (A)	1,985	2,099
Arch Western Finance
6.750%, 07/01/13	1,115	1,119
Atlas Energy Operating
12.125%, 08/01/17	2,870	3,286
10.750%, 02/01/18	1,705	1,875
Aventine Renewable Energy Holdings
13.000%, 03/15/15 (A) (E) (K)	986	1,035
0.000%, 04/01/17 (C)	2,750	2,578
Basic Energy Services
11.625%, 08/01/14	1,100	1,210
Bill Barrett
9.875%, 07/15/16	1,000	1,078
Chesapeake Energy
9.500%, 02/15/15	750	816
7.500%, 06/15/14	306	311
7.250%, 12/15/18	461	461
6.500%, 08/15/17	1,155	1,117
Cie Generale de Geophysique-Veritas
9.500%, 05/15/16	2,685	2,873
7.750%, 05/15/17	175	175
7.500%, 05/15/15	300	301
Cloud Peak Energy Resources
8.250%, 12/15/17 (A)	615	627
Compton Petroleum Finance
7.625%, 12/01/13	375	317
Consol Energy
8.250%, 04/01/20 (A)	2,510	2,579
8.000%, 04/01/17 (A)	2,030	2,086
Continental Resources
7.375%, 10/01/20 (A)	2,200	2,181
Copano Energy
7.750%, 06/01/18	2,600	2,594
Crosstex Energy
8.875%, 02/15/18 (A)	1,845	1,903
Denbury Resources
9.750%, 03/01/16	840	924
7.500%, 04/01/13	500	505
7.500%, 12/15/15	1,225	1,249

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	85

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Drummond
9.000%, 10/15/14 (A)	$1,090	$1,123
Dynegy Holdings
8.375%, 05/01/16	850	706
7.750%, 06/01/19	3,115	2,352
7.625%, 10/15/26	1,115	714
7.500%, 06/01/15	1,770	1,469
El Paso
8.250%, 02/15/16	150	160
8.050%, 10/15/30	175	175
7.800%, 08/01/31	150	147
7.420%, 02/15/37	950	856
7.250%, 06/01/18	2,240	2,311
El Paso Performance-Linked Trust
7.750%, 07/15/11 (A)	200	207
Enterprise Products Operating
8.375%, 08/01/66 (B)	545	553
Forbes Energy Services
11.000%, 02/15/15	1,882	1,769
Forest Oil
8.500%, 02/15/14	315	332
8.000%, 12/15/11	585	617
7.250%, 06/15/19	2,075	2,085
General Maritime
12.000%, 11/15/17 (A)	1,100	1,177
Gibson Energy ULC
10.000%, 01/15/18 (A)	605	594
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	2,495	2,570
Hercules Offshore
10.500%, 10/15/17 (A)	955	953
Hilcorp Energy I
7.750%, 11/01/15 (A)	680	672
Holly
9.875%, 06/15/17 (A)	1,830	1,885
International Coal Group
9.125%, 04/01/18	1,065	1,081
Key Energy Services
8.375%, 12/01/14	820	829
Linn Energy
11.750%, 05/15/17 (A)	230	261
8.625%, 04/15/20 (A)	5,515	5,380
Mariner Energy
8.000%, 05/15/17	1,090	1,071
MarkWest Energy Partners
8.750%, 04/15/18	970	995
McMoRan Exploration
11.875%, 11/15/14	300	323
Murray Energy
10.250%, 10/15/15 (A)	980	1,004
Newfield Exploration
7.125%, 05/15/18	1,320	1,340
6.875%, 02/01/20	1,850	1,864
NFR Energy
9.750%, 02/15/17 (A)	760	758

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

OPTI Canada
8.250%, 12/15/14	$3,255	$3,060
7.875%, 12/15/14	1,235	1,155
Parker Drilling
9.125%, 04/01/18 (A)	2,295	2,349
Penn Virginia
10.375%, 06/15/16	400	434
PetroHawk Energy
10.500%, 08/01/14	1,800	1,987
9.125%, 07/15/13	1,490	1,555
7.875%, 06/01/15	1,915	1,951
Petroleum Development
12.000%, 02/15/18	2,000	2,120
Pioneer Drilling
9.875%, 03/15/18 (A)	965	955
Plains Exploration & Production
10.000%, 03/01/16	1,085	1,199
7.750%, 06/15/15	75	76
7.625%, 06/01/18	550	555
7.000%, 03/15/17	625	616
Quicksilver Resources
11.750%, 01/01/16	2,500	2,862
7.125%, 04/01/16	2,595	2,465
Range Resources
8.000%, 05/15/19	3,960	4,227
7.500%, 05/15/16	650	669
Sabine Pass LNG L.P.
7.500%, 11/30/16	4,560	4,024
SandRidge Energy
9.875%, 05/15/16 (A)	1,185	1,218
8.750%, 01/15/20 (A)	2,515	2,452
8.625%, 04/01/15	1,070	1,041
Southwestern Energy
7.500%, 02/01/18	900	977
Stone Energy
8.625%, 02/01/17	2,230	2,197
Targa Resources Partners
11.250%, 07/15/17 (A)	3,815	4,292
Tesoro
9.750%, 06/01/19	3,050	3,187
Valero Energy
10.500%, 03/15/39	1,950	2,504
Williams
7.875%, 09/01/21	93	109
7.750%, 06/15/31	278	312

		130,245

Financials — 14.5%
ALH Finance LLC
8.500%, 01/15/13	2,090	2,090
Alliant Holdings I
11.000%, 05/01/15 (A)	2,900	3,002
Allied Capital
6.625%, 07/15/11	3,755	3,683
6.000%, 04/01/12	1,050	1,009

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Financial Group
9.875%, 06/15/19	$500	$590
American General Finance MTN
5.375%, 10/01/12	275	259
4.875%, 07/15/12	925	871
0.504%, 12/15/11 (B)	2,915	2,726
American International Group
8.175%, 05/15/58 (B)	1,430	1,208
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	1,815	1,366
Bank of America
8.000%, 12/29/49 (B)	1,130	1,153
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (C)	2,175	288
C5 Capital SPV
6.196%, 12/31/11 (A) (B)	145	101
Calfrac Holdings
7.750%, 02/15/15 (A)	2,850	2,832
Capital One Capital V
10.250%, 08/15/39	1,370	1,623
Cardtronics
9.250%, 08/15/13	560	578
9.250%, 08/15/13	1,445	1,492
Cemex Finance
9.500%, 12/14/16 (A)	3,655	3,783
CEVA Group
11.625%, 10/01/16 (A)	2,925	3,122
11.500%, 04/01/18 (A)	2,500	2,594
Chukchansi Economic Development Authority
4.024%, 11/15/12 (A) (B)	1,795	1,400
CIT Group
7.000%, 05/01/14	595	563
7.000%, 05/01/15	595	555
7.000%, 05/01/13	397	386
7.000%, 05/01/17	2,764	2,550
7.000%, 05/01/16	4,191	3,866
Citigroup Capital XXI
8.300%, 12/21/57 (B)	605	613
City National Bank
9.000%, 08/12/19	3,384	3,384
City National Capital Trust I
9.625%, 02/01/40	2,150	2,389
Comerica Bank
5.200%, 08/22/17	1,000	970
Corporate Office Properties
3.500%, 09/15/26 ‡(A)	197	195
Credit Acceptance
9.125%, 02/01/17 (A)	2,400	2,466
Delphi Financial Group
7.875%, 01/31/20	3,250	3,356
E*Trade Financial PIK
12.500%, 11/30/17	1,396	1,668
E*Trade Financial
7.875%, 12/01/15	860	825

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Felcor Lodging
10.000%, 10/01/14 ‡	$1,130	$1,164
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,450	3,993
Ford Motor Credit LLC
12.000%, 05/15/15	860	1,027
8.700%, 10/01/14	360	390
8.000%, 12/15/16	3,050	3,214
8.000%, 06/01/14	1,900	2,000
7.800%, 06/01/12	2,095	2,173
7.500%, 08/01/12	1,110	1,149
7.000%, 10/01/13	3,056	3,162
5.507%, 06/15/11 (B)	900	918
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	334
Galaxy Entertainment Finance
9.875%, 12/15/12 (A)	1,305	1,360
Genworth Financial
8.625%, 12/15/16	700	764
6.500%, 06/15/34	1,090	947
6.150%, 11/15/66 (B)	4,700	3,619
GMAC
8.000%, 12/31/18	1,065	1,049
8.000%, 11/01/31	3,035	2,898
6.875%, 09/15/11	1,521	1,546
6.875%, 08/28/12	961	974
6.750%, 12/01/14	2,713	2,699
6.625%, 05/15/12	997	1,007
HBOS Capital Funding
6.071%, 06/30/49 (A) (B)	3,940	3,073
Hellas Telecommunications II
6.881%, 01/15/15 (A) (B) (C)	2,250	90
Hexion US Finance
9.750%, 11/15/14	2,519	2,569
4.750%, 11/15/14 (B)	500	460
Host Marriott LP, Ser O
6.375%, 03/15/15 ‡	115	114
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	2,595	2,601
HUB International Holdings
10.250%, 06/15/15 (A)	360	345
9.000%, 12/15/14 (A)	2,440	2,367
Icahn Enterprises
8.000%, 01/15/18 (A)	3,075	2,964
7.750%, 01/15/16 (A)	5,100	4,909
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B)	1,535	1,182
Inergy L.P.
8.250%, 03/01/16	285	294
6.875%, 12/15/14	225	225
International Lease Finance
8.750%, 03/15/17 (A)	4,270	4,368
8.625%, 09/15/15 (A)	2,230	2,280
6.375%, 03/25/13	800	782

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	87

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.650%, 06/01/14	$595	$551
5.000%, 09/15/12	2,150	2,066
LBG Capital No.1
7.875%, 11/01/20	1,220	1,098
LBI Escrow
8.000%, 11/01/17 (A)	9,020	9,358
Lehman Brothers Holdings MTN
6.875%, 05/02/18 (C)	2,750	650
5.625%, 01/24/13 (C)	825	198
Liberty Mutual Group
7.000%, 03/15/37 (A) (B)	1,275	1,087
Lincoln National
6.050%, 04/20/67 (B)	985	820
Lloyds Banking Group
6.267%, 11/14/16 (A)	335	199
5.920%, 09/29/49 (A) (B)	505	299
Marlin Water Trust II
6.310%, 07/15/03 (A) (C)	4,200	—
MBIA
5.700%, 12/01/34	2,500	1,280
MetLife
10.750%, 08/01/39	2,160	2,784
MetLife Capital Trust X
9.250%, 04/08/38 (A) (B)	3,550	3,994
Midwest Gaming Borrower
11.625%, 04/15/16 (A)	1,130	1,147
MU Finance
8.375%, 02/01/17 (A)	305	301
National Life Insurance
10.500%, 09/15/39 (A)	990	1,060
National Money Mart
10.375%, 12/15/16 (A)	315	334
NCO Group
11.875%, 11/15/14	800	732
Nielsen Finance
10.000%, 08/01/14	840	880
0.000%, 08/01/16 (F)	3,620	3,439
Novelis
11.500%, 02/15/15	580	624
7.250%, 02/15/15	1,805	1,742
Nuveen Investments
10.500%, 11/15/15	8,630	8,371
10.500%, 11/15/15	1,070	1,038
5.500%, 09/15/15	780	600
Ohio Casualty
7.300%, 06/15/14	905	986
Omega Healthcare Investors
7.500%, 02/15/20 ‡ (A)	3,495	3,530
Pinnacle Foods Finance
10.625%, 04/01/17	775	820
9.250%, 04/01/15	165	169
9.250%, 04/01/15 (A)	1,980	2,029
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (B)	1,570	1,236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Protective Life
8.450%, 10/15/39	$2,800	$2,937
Rabobank Nederland
11.000%, 12/31/49 (A) (B)	1,295	1,666
Radian Group
5.625%, 02/15/13	1,095	931
Radnet Management
10.375%, 04/01/18	1,235	1,219
Realogy
12.375%, 04/15/15	1,300	946
10.500%, 04/15/14	1,450	1,251
Regions Financing Trust II
6.625%, 05/15/47 (B)	469	349
Royal Bank of Scotland Group
7.640%, 09/29/17 (B)	1,685	1,062
Senior Housing Properties Trust
7.875%, 04/15/15 ‡	671	676
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	2,715	2,091
4.136%, 02/01/14 (A) (B)	770	562
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,359
Symetra Financial
6.125%, 04/01/16 (A)	635	630
Torchmark
9.250%, 06/15/19	2,000	2,395
Unitrin
6.000%, 05/15/17	1,025	986
Universal City Development Partners
8.875%, 11/15/15 (A)	1,550	1,562
USB Capital IX
6.189%, 04/15/49 (B)	820	701
USI Holdings
9.750%, 05/15/15 (A)	3,369	3,184
Ventas Realty L.P.
9.000%, 05/01/12 ‡	675	720
7.125%, 06/01/15 ‡	391	406
6.750%, 04/01/17 ‡	850	873
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (A)	1,900	1,881
XL Capital
6.500%, 12/31/49 (B)	670	569
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,620	1,673
8.500%, 02/15/15	1,370	1,411
Zions Bancorporation
6.000%, 09/15/15	1,095	1,007
5.650%, 05/15/14	200	183
5.500%, 11/16/15	415	386

		211,604

Health Care — 7.1%
Accellent
10.500%, 12/01/13	820	832
8.375%, 02/01/17 (A)	1,700	1,726

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alion Science and Technology
12.000%, 11/01/14 (A)	$3,165	$3,205
Apria Healthcare Group
12.375%, 11/01/14 (A)	5,680	6,220
Bausch & Lomb
9.875%, 11/01/15	2,065	2,184
Biomet
11.625%, 10/15/17	6,450	7,224
10.375%, 10/15/17	5,930	6,523
10.000%, 10/15/17	3,570	3,936
BioScrip
10.250%, 10/01/15 (A)	4,140	4,212
Catalent Pharma Solutions
9.500%, 04/15/15	5,764	5,664
Cooper
7.125%, 02/15/15	1,040	1,039
DJO Finance
10.875%, 11/15/14	4,595	4,991
10.875%, 11/15/14 (A)	2,135	2,319
HCA
9.875%, 02/15/17 (A)	160	174
9.625%, 11/15/16	8,031	8,603
9.250%, 11/15/16	1,000	1,066
8.500%, 04/15/19 (A)	2,160	2,323
7.875%, 02/15/20 (A)	3,100	3,245
Health Management Associates
6.125%, 04/15/16	2,030	1,934
Healthsouth
8.125%, 02/15/20	2,220	2,209
Inverness Medical Innovations
9.000%, 05/15/16	5,630	5,743
Novasep Holding SAS
9.750%, 12/15/16 (A)	780	757
PharmaNet Development Group
10.875%, 04/15/17 (A)	2,250	2,250
Phibro Animal Health
10.000%, 08/01/13 (A)	100	104
Psychiatric Solutions
7.750%, 07/15/15	2,150	2,190
ReAble Therapeutics Finance
11.750%, 11/15/14	2,317	2,456
Select Medical
7.625%, 02/01/15	2,115	2,015
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,554	1,555
Talecris Biotherapeutics Holdings
7.750%, 11/15/16 (A)	1,435	1,442
Tenet Healthcare
10.000%, 05/01/18 (A)	95	106
9.250%, 02/01/15	1,765	1,851
8.875%, 07/01/19 (A)	370	401
United Surgical Partners International PIK
9.250%, 05/01/17	1,630	1,687

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Universal Hospital Services
8.500%, 06/01/15	$640	$637
US Oncology
9.125%, 08/15/17	1,295	1,353
US Oncology Holdings
6.904%, 03/15/12 (B)	1,147	1,087
Vanguard Health Holding II
8.000%, 02/01/18 (A)	1,805	1,755
VWR Funding PIK
10.250%, 07/15/15	5,555	5,888

		102,906

Industrials — 9.3%
ACCO Brands
10.625%, 03/15/15 (A)	3,095	3,381
7.625%, 08/15/15	1,225	1,147
Actuant
6.875%, 06/15/17	2,000	1,940
Aleris International
0.000%, 12/15/16 (C)	1,800	8
Aleris International PIK
4.414%, 12/15/14 (C)	725	6
Alliant Techsystems
6.750%, 04/01/16	3,025	3,040
Allison Transmission
11.000%, 11/01/15 (A)	1,228	1,308
America West Airlines 1999-1 Pass Through Trust, Ser 1999-1
7.930%, 01/02/19	336	317
America West Airlines 2000-1 Pass Through Trust
8.057%, 07/02/20	2,340	2,214
American Airlines
13.000%, 08/01/16	2,782	3,129
American Axle & Manufacturing
7.875%, 03/01/17	1,190	1,110
Ames True Temper
10.000%, 07/15/12	330	326
4.284%, 01/15/12 (B)	1,610	1,526
Amsted Industries
8.125%, 03/15/18 (A)	3,085	3,085
Associated Materials
11.250%, 03/01/14	830	854
9.875%, 11/15/16	540	583
Atrium PIK
15.000%, 12/15/12 (A) (C)	1,625	24
Baker & Taylor
11.500%, 07/01/13 (A)	950	504
Baldor Electric
8.625%, 02/15/17	1,055	1,116
BE Aerospace
8.500%, 07/01/18	1,100	1,174
Belden
9.250%, 06/15/19 (A)	610	651

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	89

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Case New Holland
7.750%, 09/01/13 (A)	$410	$425
Casella Waste Systems
11.000%, 07/15/14 (A)	170	182
9.750%, 02/01/13	1,030	1,030
Chart Industries
9.125%, 10/15/15	1,600	1,600
Clean Harbors
7.625%, 08/15/16	535	543
Coleman Cable
9.000%, 02/15/18 (A)	4,965	5,014
Complete Production Services
8.000%, 12/15/16	650	644
Continental Airlines
7.339%, 04/19/14 (E) (K)	1,192	1,120
Continental Airlines 2000-1 Class B Pass Through Trust
8.388%, 11/01/20	1,425	1,411
Cornell
10.750%, 07/01/12	315	319
Corrections Corp of America
7.750%, 06/01/17	1,395	1,458
CPM Holdings
10.625%, 09/01/14 (A)	655	698
DAE Aviation Holdings
11.250%, 08/01/15 (A)	870	813
Delta Air Lines
12.250%, 03/15/15 (A)	4,200	4,478
7.711%, 09/18/11	1,700	1,692
Delta Air Lines, Ser 2002-1, Cl C
7.779%, 01/02/12	190	184
Douglas Dynamics
7.750%, 01/15/12 (A)	3,192	3,224
DP World Sukuk
6.250%, 07/02/17 (A)	650	594
Dycom Investments
8.125%, 10/15/15	2,180	2,027
Esco
8.625%, 12/15/13 (A)	95	95
4.129%, 12/15/13 (A) (B)	375	333
Express
8.750%, 03/01/18 (A)	485	495
General Cable
7.125%, 04/01/17	1,050	1,041
Geo Group
7.750%, 10/15/17 (A)	700	714
GeoEye
9.625%, 10/01/15 (A)	750	767
Global Aviation Holdings
14.000%, 08/15/13 (A)	2,750	2,795
Goodman Global Group
0.000%, 12/15/14 (A) (G)	4,400	2,574
Harland Clarke Holdings
9.500%, 05/15/15	3,530	3,309
6.000%, 05/15/15 (B)	865	711

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intcomex
13.250%, 12/15/14 (A)	$3,250	$3,287
Interface
11.375%, 11/01/13	400	451
9.500%, 02/01/14	131	135
Interline Brands
8.125%, 06/15/14	570	587
Iron Mountain
8.375%, 08/15/21	1,030	1,071
K Hovnanian Enterprises
7.500%, 05/15/16	580	455
6.250%, 01/15/15	325	257
Kansas City Southern de Mexico
12.500%, 04/01/16	220	260
8.000%, 02/01/18 (A)	1,495	1,532
Koppers
7.875%, 12/01/19 (A)	1,620	1,669
L-3 Communications
5.875%, 01/15/15	255	259
L-3 Communications, Ser B
6.375%, 10/15/15	95	98
Manitowoc
9.500%, 02/15/18	1,115	1,162
Masco
7.125%, 03/15/20	735	742
McJunkin Red Man
9.500%, 12/15/16 (A)	665	679
Neenah Foundary
9.500%, 01/01/17 (C)	400	217
Niska Gas Storage US
8.875%, 03/15/18 (A)	1,585	1,621
Oshkosh
8.500%, 03/01/20 (A)	960	994
8.250%, 03/01/17 (A)	810	836
Ply Gem Industries
13.125%, 07/15/14 (A)	1,075	1,115
Quality Distribution
11.750%, 11/01/13 (A)	832	732
RailAmerica
9.250%, 07/01/17	647	690
RBS Global and Rexnord
11.750%, 08/01/16	1,255	1,346
9.500%, 08/01/14 (A)	2,331	2,424
Reynolds Group Issuer
7.750%, 10/15/16 (A)	6,890	7,080
Sabine Pass LNG
7.500%, 11/30/16 (A)	680	600
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	850	756
Sequa
11.750%, 12/01/15 (A)	1,745	1,745
ServiceMaster
10.750%, 07/15/15 (A)	4,230	4,442
7.450%, 08/15/27	1,500	1,144

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.250%, 03/01/38	$1,195	$860
7.100%, 03/01/18	1,260	1,071
Spirit Aerosystems
7.500%, 10/01/17 (A)	745	764
SPX
7.625%, 12/15/14	1,190	1,245
Terex
10.875%, 06/01/16	950	1,052
8.000%, 11/15/17	4,760	4,629
Thermadyne Holdings
9.500%, 02/01/14	860	862
Ticketmaster Entertainment
10.750%, 08/01/16	3,430	3,824
Titan International
8.000%, 01/15/12	1,660	1,660
Trimas
9.750%, 12/15/17 (A)	555	575
Triumph Group
8.000%, 11/15/17	120	120
UAL Pass Through Trust Series 2000-1
8.030%, 07/01/11	563	833
UCI Holdings
8.257%, 12/15/13 (B)	1,150	1,081
United Air Lines
12.000%, 11/01/13 (A)	1,120	1,159
10.400%, 11/01/16	1,535	1,650
9.875%, 08/01/13 (A)	1,815	1,906
9.750%, 01/15/17	3,655	3,847
9.125%, 01/15/12 (C)	1,075	—
United Air Lines, Ser 95A1
9.560%, 10/19/18 (C)	569	205
9.020%, 04/19/12 (C)	362	91
United Air Lines, Ser A
0.000%, 05/01/04 (C)	525	—
USG
9.750%, 08/01/14 (A)	225	239
Wyle Services
10.500%, 04/01/18 (A)	1,745	1,745

		135,537

Information Technology — 5.2%
Activant Solutions
9.500%, 05/01/16	1,645	1,579
Aeroflex
11.750%, 02/15/15	1,170	1,252
Amkor Technology
9.250%, 06/01/16	2,775	2,928
7.750%, 05/15/13	1,500	1,511
Avaya
10.125%, 11/01/15	690	662
9.750%, 11/01/15	665	648
Brocade Communications Systems
6.875%, 01/15/20 (A)	440	449
6.625%, 01/15/18 (A)	440	447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Compucom Systems
12.500%, 10/01/15 (A)	$3,015	$3,196
Equinix
8.125%, 03/01/18	2,900	3,002
First Data
10.550%, 09/24/15	1,800	1,521
9.875%, 09/24/15	8,955	7,724
9.875%, 09/24/15	1,900	1,620
Flextronics International
6.250%, 11/15/14	928	940
Freescale Semiconductor
10.125%, 03/15/18 (A)	400	431
10.125%, 12/15/16	1,715	1,518
8.875%, 12/15/14	230	220
GXS Worldwide
9.750%, 06/15/15 (A)	10,005	9,630
Innophos
8.875%, 08/15/14	1,280	1,318
Iron Mountain
8.750%, 07/15/18	1,020	1,068
JDA Software Group
8.000%, 12/15/14 (A)	915	952
NXP Funding LLC
10.000%, 07/15/13 (A)	489	518
9.500%, 10/15/15	1,050	1,040
7.875%, 10/15/14	1,980	1,931
Open Solutions
9.750%, 02/01/15 (A)	3,000	2,584
Sabre Holdings
8.350%, 03/15/16	1,675	1,591
Sanmina-SCI
8.125%, 03/01/16	825	830
3.004%, 06/15/14 (A) (B)	1,250	1,181
Sensata Technologies
8.000%, 05/01/14	900	929
Smart Modular Technologies
5.790%, 04/01/12 (B)	670	630
Spansion
0.000%, 06/01/13 (A) (B) (C)	490	492
SunGard Data Systems
10.625%, 05/15/15	1,555	1,695
10.250%, 08/15/15	4,983	5,238
9.125%, 08/15/13	320	328
Terremark Worldwide
12.250%, 06/15/17 (A)	2,475	2,846
Travelport
9.875%, 09/01/14	1,115	1,165
Unisys
14.250%, 09/15/15 (A)	1,540	1,836
12.750%, 10/15/14 (A)	6,085	7,097
Viasat
8.875%, 09/15/16 (A)	565	578

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	91

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zayo Group
10.250%, 03/15/17 (A)	$515	$520

		75,645

Materials — 6.8%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,255	1,155
Appleton Papers
10.500%, 06/15/15 (A)	940	935
Ashland
9.125%, 06/01/17 (A)	3,265	3,657
Berry Plastics
10.250%, 03/01/16	2,200	2,068
Boise Paper Holdings
9.000%, 11/01/17 (A)	2,715	2,851
BWAY
10.000%, 04/15/14	3,620	3,891
C8 Capital SPV
6.640%, 12/31/14 (A) (B)	760	528
Cascades
7.875%, 01/15/20 (A)	1,320	1,327
Century Aluminum
8.000%, 05/15/14	889	882
Clearwater Paper
10.625%, 06/15/16 (A)	790	877
CPG International I
10.500%, 07/01/13	1,865	1,870
Crown Americas
7.750%, 11/15/15	600	624
7.625%, 05/15/17 (A)	285	297
Domtar
10.750%, 06/01/17	2,700	3,280
9.500%, 08/01/16	275	304
Evraz Group
9.500%, 04/24/18 (A)	625	671
FMG Finance Property Ltd.
10.625%, 09/01/16 (A)	3,690	4,253
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	4,025	4,478
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	3,090	3,368
8.000%, 01/15/24	1,690	1,791
7.125%, 01/15/17 (A)	5,480	5,699
7.000%, 01/15/15 (A)	1,155	1,195
Glatfelter
7.125%, 05/01/16 (A)	250	246
7.125%, 05/01/16	990	973
Graham Packaging
9.875%, 10/15/14	3,003	3,116
8.250%, 01/01/17 (A)	270	272
Graphic Packaging International
9.500%, 06/15/17	1,265	1,350
Headwaters
11.375%, 11/01/14 (A)	1,135	1,185

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hexion Finance Escrow
8.875%, 02/01/18 (A)	$480	$473
Huntsman International
8.625%, 03/15/20 (A)	1,705	1,714
7.875%, 11/15/14	2,175	2,197
7.375%, 01/01/15	415	412
5.500%, 06/30/16 (A)	685	622
Innophos Holdings
9.500%, 04/15/12 (A)	725	725
Intertape Polymer
8.500%, 08/01/14	710	607
MacDermid
9.500%, 04/15/17 (A)	1,945	1,998
Millennium America
7.625%, 11/15/26 (C)	175	71
Momentive Performance Materials
12.500%, 06/15/14 (A)	520	588
Nalco
8.250%, 05/15/17 (A)	930	988
NewPage
11.375%, 12/31/14	4,065	4,045
Noranda Aluminium Acquisition PIK
4.524%, 05/15/15 (B)	2,493	1,982
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,020	761
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	520	588
Plastipak Holdings
10.625%, 08/15/19 (A)	590	656
8.500%, 12/15/15 (A)	135	137
PolyOne
8.875%, 05/01/12	960	1,015
Pregis
12.375%, 10/15/13	2,081	2,112
Reichhold Industries
9.000%, 08/15/14 (A)	1,969	1,866
Ryerson
12.000%, 11/01/15	1,525	1,609
Scotts Miracle-Gro
7.250%, 01/15/18	160	163
Sealed Air
7.875%, 06/15/17 (A)	1,120	1,216
Solo Cup
10.500%, 11/01/13	790	833
8.500%, 02/15/14	1,425	1,393
Solutia
8.750%, 11/01/17	2,350	2,479
7.875%, 03/15/20	865	876
Steel Dynamics
7.750%, 04/15/16	1,200	1,254
7.625%, 03/15/20 (A)	785	805
Teck Resources
10.750%, 05/15/19	625	765
10.250%, 05/15/16	1,510	1,797

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Terra Capital
7.750%, 11/01/19	$1,330	$1,606
Vedanta Resources
9.500%, 07/18/18 (A)	1,550	1,713
Verso Paper Holdings
11.500%, 07/01/14 (A)	1,280	1,382
9.125%, 08/01/14	2,910	2,823
Viskase
9.875%, 01/15/18 (A)	1,075	1,088
Vitro
9.125%, 02/01/17 (C)	2,270	1,027

		99,529

Telecommunication Services — 7.5%
Citizens Communications
6.625%, 03/15/15	980	963
Clearwire Communications
12.000%, 12/01/15 (A)	4,800	4,896
12.000%, 12/01/15 (A)	3,825	3,892
Cricket Communications
10.000%, 07/15/15	575	598
9.375%, 11/01/14	3,309	3,367
Crown Castle International
9.000%, 01/15/15	2,405	2,603
Digicel
12.000%, 04/01/14 (A)	500	566
Digicel Group
10.500%, 04/15/18 (A)	1,195	1,240
9.125%, 01/15/15 (A)	300	298
8.875%, 01/15/15 (A)	785	771
8.250%, 09/01/17 (A)	1,295	1,282
GCI
8.625%, 11/15/19 (A)	2,395	2,440
Global Crossing
12.000%, 09/15/15 (A)	1,370	1,520
Inmarsat Finance
7.375%, 12/01/17 (A)	2,125	2,210
Intelsat
9.250%, 06/15/16	350	367
Intelsat Jackson Holding
11.250%, 06/15/16	3,950	4,276
9.500%, 06/15/16	1,370	1,459
8.500%, 11/01/19 (A)	1,355	1,423
Intelsat Luxembourg
11.500%, 02/04/17	3,937	4,036
11.250%, 02/04/17	3,340	3,532
Intelsat Subsidiary Holding
8.875%, 01/15/15 (A)	1,950	2,004
8.875%, 01/15/15	1,775	1,833
iPCS PIK
3.733%, 05/01/14 (B)	2,451	2,170
ITC Deltacom
10.500%, 04/01/16 (A)	570	568

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Level 3 Financing
10.000%, 02/01/18 (A)	$2,780	$2,655
8.750%, 02/15/17	1,200	1,098
4.140%, 02/15/15 (B)	125	104
MetroPCS Wireless
9.250%, 11/01/14	3,375	3,451
9.250%, 11/01/14	825	839
Nextel Communications
6.875%, 10/31/13	1,750	1,706
NII Capital
10.000%, 08/15/16 (A)	2,665	2,918
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	1,765	1,893
Orascom Telecom Finance
7.875%, 02/08/14 (A)	1,800	1,706
PAETEC Holding
9.500%, 07/15/15	1,830	1,853
8.875%, 06/30/17	1,740	1,788
Qwest
7.500%, 06/15/23	1,015	1,015
7.250%, 10/15/35	1,200	1,158
7.250%, 09/15/25	745	752
6.875%, 09/15/33	225	217
Qwest Capital Funding
7.750%, 02/15/31	695	660
Qwest Communications International
7.125%, 04/01/18 (A)	1,130	1,167
Qwest Communications International, Ser B
7.500%, 02/15/14	1,720	1,750
Sable International Finance
7.750%, 02/15/17 (A)	1,085	1,128
SBA Telecommunications
8.250%, 08/15/19 (A)	360	383
8.000%, 08/15/16 (A)	360	379
Sprint Capital
8.750%, 03/15/32	2,960	2,745
6.900%, 05/01/19	3,810	3,486
Telcordia Technologies
10.000%, 03/15/13 (A)	4,485	4,384
4.034%, 07/15/12 (A) (B)	1,890	1,824
Telesat Canada
12.500%, 11/01/17	760	874
11.000%, 11/01/15	765	851
tw telecom holdings inc
8.000%, 03/01/18 (A)	2,190	2,239
Virgin Media Finance PLC
9.500%, 08/15/16	2,540	2,775
8.375%, 10/15/19	1,900	1,952
West
11.000%, 10/15/16	2,830	3,000
9.500%, 10/15/14	1,000	1,027
Wind Acquisition Finance
11.750%, 07/15/17 (A)	2,013	2,224

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	93

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

10.750%, 12/01/09 (A)	$2,335	$2,522
Windstream
8.625%, 08/01/16	1,920	1,973
8.125%, 08/01/13	40	42

		108,852

Utilities — 3.2%
AES
9.750%, 04/15/16 (A)	1,620	1,754
8.000%, 10/15/17	475	484
8.000%, 06/01/20	475	473
7.750%, 03/01/14	50	51
Calpine Generating
14.320%, 04/01/11 (B) (C)	1,600	216
Edison Mission Energy
7.625%, 05/15/27	1,400	896
7.500%, 06/15/13	605	525
7.200%, 05/15/19	1,650	1,139
7.000%, 05/15/17	2,667	1,860
Elwood Energy
8.159%, 07/05/26	808	765
Energy Future Holdings
10.875%, 11/01/17	3,220	2,391
10.000%, 01/15/20 (A)	5,425	5,656
6.500%, 11/15/24	1,055	549
Ferrellgas Partners
9.125%, 10/01/17 (A)	2,100	2,200
6.750%, 05/01/14	1,250	1,237
Mirant (Escrow Security)
0.000%, 07/15/04 (C)	450	4
0.000%, 10/15/49 (C)	50	—
Mirant Americas Generation LLC
8.500%, 10/01/21	2,382	2,239
Mirant North America LLC
7.375%, 12/31/13	2,080	2,075
North American Energy Alliance
10.875%, 06/01/16 (A)	1,100	1,171
NRG Energy
8.500%, 06/15/19	2,185	2,212
7.375%, 01/15/17	3,120	3,089
7.375%, 02/01/16	2,445	2,427
7.250%, 02/01/14	1,320	1,330
Orion Power Holdings
12.000%, 05/01/10	900	903
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,713
Puget Sound Energy
6.974%, 06/01/67 (B)	905	806
Texas Competitive Electric Holdings
10.250%, 11/01/15	2,140	1,487
TXU, Ser P
5.550%, 11/15/14	1,015	741
TXU, Ser R
6.550%, 11/15/34	2,210	1,138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Maritime Group
11.750%, 06/15/15 (A)	$4,200	$4,305

		46,836

Total Corporate Obligations (Cost $1,136,259) ($ Thousands)		1,203,675

LOAN PARTICIPATIONS — 7.5%
Affinion Group
7.641%, 03/01/12	4,690	4,409
Alliant Insurance Services, Tranche C
8.000%, 08/21/14	696	690
Allison Transmission
3.010%, 08/07/14	67	64
3.000%, 08/07/14	94	90
2.990%, 08/07/14	202	192
2.980%, 08/07/14	34	32
American General Finance
0.850%, 07/14/10	545	532
Aspect Software, 2nd Lien
7.313%, 06/20/12	1,680	1,613
Asurion, 2nd Lien
6.734%, 07/03/15	2,200	2,171
ATP Oil and Gas
12.250%, 12/26/13	85	86
11.750%, 12/26/13	44	44
11.250%, 12/26/13	914	923
Boston Generating, 2nd Lien
4.501%, 06/20/14	700	183
Boston Generating, Mezzanine
7.251%, 12/20/16	204	2
CDW
4.230%, 10/12/14	997	875
Central Parking
1.843%, 05/22/14	608	483
Central Parking, 1st Lien
2.563%, 05/22/14	1,437	1,155
CF Industries Holdings
0.000%, 12/02/16	2,640	2,640
Charter, Term B Loan
2.260%, 03/15/14	6	6
Chester Downs
12.375%, 12/31/49	579	591
CIT Group, Term Loan A-1
13.000%, 01/20/12	1,690	1,751
CIT Group, Term Loan A-2
9.500%, 01/20/12	1,296	1,326
CIT Group, Tranche A
0.000%, 01/20/12	2,633	2,694
Claire’s Stores
3.001%, 05/27/14	4,122	3,626
0.000%, 05/29/14	1,160	1,020
Clear Channel
3.884%, 01/29/16	318	257

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DAE Aviation Holdings, Tranche B-1
4.000%, 07/31/14	$125	$118
4.000%, 07/31/14	235	221
DAE Aviation Holdings, Tranche B-2
4.000%, 09/27/14	350	330
3.990%, 09/27/14	1	1
Dana, Term B Loan
0.000%, 01/31/15 (J)	655	643
Dealer Computer Services
7.751%, 04/26/14	3,450	3,260
2.251%, 10/26/12	3	3
Dex Media West
7.500%, 10/24/14	146	140
Dex Media West
7.500%, 10/24/14	1,225	1,168
Dex Media, Term Loan D-2
3.750%, 06/30/11	1,092	1,065
Federal Mogul
2.167%, 12/29/14	1,226	1,132
Federal Mogul, Term C Loan
2.167%, 12/28/15	623	575
2.158%, 12/28/15	3	2
First Data, Initial Tranche B-1
3.001%, 09/24/14	50	44
2.999%, 09/24/14	28	25
2.982%, 09/24/14	921	815
First Data, Initial Tranche B-2
3.001%, 09/24/14	16	14
2.999%, 09/24/14	310	274
Ford Motor
3.480%, 12/14/11	1,068	940
Ford Motor, Revolving Credit
0.000%, 12/14/11 (H)	102	12
Freescale Semiconductor
12.500%, 12/15/14	2,656	2,725
4.479%, 12/01/16	641	601
2.005%, 12/01/13 (B)	135	127
Gambro Aktiebolag
10.000%, 11/24/16	965	772
5.000%, 05/24/16	922	820
Georgia Pacific
2.256%, 12/20/12	36	36
2.240%, 12/20/12	213	212
Greektown Casino
0.000%, 12/03/12 (C)	614	658
Greektown Casino DIP, Revolving Credit
0.000%, 09/30/10 (C)	114	—
Greektown Casino DIP, Term A Loan
0.000%, 09/30/10 (J)	1,086	1,097
Greektown Casino, Incremental Term Loan
0.000%, 12/03/12 (C)	36	39
Green Valley Ranch Gaming, 2nd Lien
3.504%, 08/06/14	2,000	124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Green Valley Ranch, 1st Lien
2.251%, 02/16/14	$12	$9
2.249%, 02/16/14	234	178
2.249%, 02/16/14	310	236
Guitar Center
3.750%, 10/09/13	1,705	1,589
3.740%, 10/09/13	128	119
Harrah’s Operating
9.500%, 01/28/15	3,000	3,102
3.250%, 01/28/15	18	15
3.249%, 01/28/15	1,240	1,066
Hexion Specialty Chemicals, Term Loan C-1
2.563%, 05/05/13	1,217	1,146
Hexion Specialty Chemicals, Term Loan C-2
2.563%, 05/05/13	462	435
Iasis Healthcare
5.499%, 06/13/14	4,111	3,820
Ineos Group, Term C Loan
0.000%, 12/16/14 (J)	2	2
Ineos Group, Term Loan B-2
9.501%, 12/16/13	1,539	1,506
Ineos Group, Term Loan C-2
10.001%, 12/16/14	1,539	1,514
Infor Enterprise Solutions, 2nd Lien
0.000%, 03/02/14 (J)	781	648
0.000%, 03/02/14 (J)	286	238
Infor Global Enterprise Solutions, Tranche 1
6.479%, 03/02/14	1,583	1,313
Infor Global Solutions
8.230%, 08/29/14	2,425	1,524
0.000%, 07/28/12 (J)	573	553
0.000%, 08/29/14 (J)	210	132
0.000%, 08/29/14 (J)	800	503
Infor Global Solutions, 2nd Lien
6.479%, 03/02/14	917	760
Intelsat Jackson Holding
2.734%, 02/01/14	2,100	1,877
Jacuzzi
2.499%, 02/14/14	1,040	856
2.489%, 02/14/14	1	1
0.151%, 02/07/14	54	45
Landry’s Restaurants
8.000%, 05/13/11	1,649	1,647
Lyondell Chemical Dutch, Tranche A
3.731%, 12/20/13	166	130
Lyondell Chemical, Dutch Revolving Credit Loan
3.731%, 12/20/13	73	57
Lyondell Chemical, German Tranche B-1
3.981%, 12/22/14	211	164

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	95

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lyondell Chemical, German Tranche B-3
3.981%, 12/22/14	$211	$164
Lyondell Chemical, New DIP
13.000%, 12/15/09	2,130	1,445
Lyondell Chemical, Primary Revolving Credit
3.731%, 04/30/14	275	215
Lyondell Chemical, Roll-Up DIP
6.560%, 12/15/09	1	1
5.793%, 12/15/09	1,332	1,416
Lyondell Chemical, Tranche A
3.731%, 12/20/13	525	409
Lyondell Chemical, Tranche B-2
3.981%, 12/22/14	211	164
Lyondell Chemical, U.S. Tranche B-1
7.000%, 12/20/14	915	714
Lyondell Chemical, U.S. Tranche B-2
7.000%, 12/22/13	915	714
Lyondell Chemical, U.S. Tranche B-3
3.731%, 12/22/14	915	714
Metroflag, 2nd Lien (C)
14.000%, 01/06/09	300	—
Nuveen Investments
3.322%, 11/09/14	52	48
Nuveen Investments, 2nd Lien
12.500%, 07/31/15	543	579
12.500%, 11/09/14	690	737
Open Link Financial
10.250%, 11/06/15	2,250	2,351
OSI Restaurant Partners
4.500%, 06/14/14	181	168
2.563%, 06/14/13	56	51
2.563%, 06/14/14	3,575	3,327
0.077%, 06/14/13	186	173
0.000%, 06/14/14 (B)	315	293
PQ
6.730%, 06/14/14	1,297	1,185
ProQuest, 2nd Lien
6.010%, 02/09/15	1,100	1,015
5.990%, 02/09/15	100	92
Realogy, Tranche 1
3.250%, 10/13/13	495	436
Realogy, Tranche 2
3.250%, 10/13/13	529	467
Rexnord, Term B Loan
7.252%, 03/01/13	2,220	1,443
Reynold, 1st Lien
6.250%, 10/24/12	1,500	1,513
Rite Aid
9.500%, 06/01/15	3,030	3,163
Sabre Holdings
2.479%, 09/30/14	631	588

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sabre, Initial Term Loan
2.499%, 09/30/14	$588	$547
Simmons
7.351%, 02/15/12	409	4
7.313%, 02/15/12	1,227	12
Targa Resources, Term B Loan
0.000%, 02/09/16 (J)	1,500	1,215
Texas Competitive Electric Holdings, Term Loan B-2
3.751%, 10/10/14	80	66
3.735%, 10/10/14	9,394	7,707
Texas Competitive Electric Holdings, Term Loan B-3
3.751%, 10/10/14	3	2
3.735%, 10/10/14	379	308
Tronox DIP, Term Loan B-1
9.000%, 06/01/10	682	695
Tronox DIP, Term Loan B-2
9.000%, 06/01/10	183	187
Wide Open West Finance
7.230%, 06/27/15	2,410	2,104
Wide Open West Finance, 2nd Lien
0.000%, 06/27/15	475	415
Zuffa
7.500%, 06/18/15	1,746	1,754

Total Loan Participations (Cost $105,086) ($ Thousands)		109,234

COLLATERALIZED DEBT OBLIGATIONS — 2.3%

Financials — 2.0%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.650%, 11/18/09 (A) (B)	1,131	1,001
ACAS CLO, Ser 2007-1A, Cl A1J
0.559%, 04/20/21 (A) (B)	3,150	2,425
ARES CLO, Ser 2007-1A, Cl SUB
0.000%, 04/16/21 (A)	3,800	1,254
CIFC Funding, Ser 2007-3A, Cl B
1.499%, 07/26/21 (A) (B)	2,500	1,496
CIT CLO, Ser 2007-1A, Cl E
5.271%, 06/20/21 (B)	1,900	665
CIT CLO, Ser 2007-1A, Cl D
2.271%, 06/20/21 (A) (B)	2,800	1,330
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl NOTE
0.000%, 03/23/23 (A)	2,200	5
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (A)	3,366	1,119
De Meer Middle Market CLO, Ser 2006-1A, Cl B
0.649%, 10/20/18 (A) (B)	1,029	813

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	$3,300	$297
Emporia Preferred Funding, Cl C
1.149%, 04/23/21 (A) (B)	1,708	991
Gleneagles CLO, Ser AI
0.000%, 11/01/17 (B)	7	260
Hudson Straits CLO, Ser 2004-1A, Cl B
1.001%, 10/15/16 (A) (B)	2,100	1,722
ING Investment Management II CLO
0.000%, 08/01/20 (A) (B)	3	1,056
Lightpoint CLO, Ser 2006-4A, Cl INC
0.000%, 04/15/18 (A)	2,500	225
Marathon CLO, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	3,000	750
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A) (C)	12,701	6,732
Rockwall CDO, Cl A1LA
0.549%, 08/01/21 (A) (B)	5,857	4,656
Stanfield Bristol CLO, Ser 2005-1A, Cl SUB
0.000%, 10/15/19 (A)	6,300	630
Stanfield Veyron CLO, Ser 2006-1A, Cl SUB
0.000%, 07/15/18	2,300	552
Tralee CDO, Ser 2007-1A, Cl SUB
0.000%, 04/16/22 (A)	2,700	270
Waterfront CLO, Ser 2007-1A, Cl A2
0.684%, 08/02/20 (A) (B)	1,181	903

		29,152

Other Asset-Backed Securities — 0.3%
Grayson CLO, Cl A1B
0.609%, 11/01/21 (A) (B)	3,316	2,213
Stone Tower CDO, Cl A1LA
0.749%, 01/29/20 (A) (B)	1,787	1,493

		3,706

Total Collateralized Debt Obligations (Cost $56,780) ($ Thousands)		32,858

PREFERRED STOCK — 0.7%
Axis Capital Holdings	13	1,115
7.500%, 12/01/15 (B) (F)
BlackRock Insured Municipal Income Trust (B)	14	1,169
BlackRock Municipal Income Trust (B)	42	3,527
BlackRock MuniVest Fund (B)	13	1,084
BlackRock MuniYield Insured Fund (B)	11	893
Dana*	5	345

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC
7.000%, 12/31/11 (A)	1	$530
Peritus I CDO, Ser 2007-1A*	3,750	225
Rockwall Investors* (A)	4,000	40
Stanfield Daytona CLO*	3,200	1,208

Total Preferred Stock (Cost $11,828) ($ Thousands)		10,136

CONVERTIBLE BONDS — 0.6%
ADC Telecommunications
3.500%, 07/15/17	$555	415
ADC Telecommunications CV to 37.0336
3.500%, 07/15/15	750	612
Century Aluminum CV to 32.7430
1.750%, 08/01/24	165	149
Hologic CV to 25.9110
2.000%, 12/15/37	2,040	1,826
L-1 Identity Solutions CV to 31.25
3.750%, 05/15/27	640	611
Leap Wireless International CV to 10.729
4.500%, 07/15/14	1,200	1,044
Liberty Media CV to 16.7764
3.750%, 02/15/30	540	284
Liberty Media CV to 22.94686
4.000%, 11/15/29	375	203
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,124	1,075
Mirant
0.000%, 07/15/49 (C)	1,150	—
Mirant CV to 14.7167
0.000%, 06/15/21 (C)	2,200	4
Morgans Hotel Group CV to 37.1903
2.375%, 10/15/14	1,275	953
Standard Pacific
6.000%, 10/01/12	430	421
Vector Group
5.750%, 06/15/26 (B)	415	441

Total Convertible Bonds (Cost $7,378) ($ Thousands)		8,038

COMMON STOCK — 0.3%
CIT Group*	31,946	1,245
Dana Holding*	64,570	767
Delta Air Lines*	264	4
Dex One*	32,547	909
Shreveport Gaming Holdings	13,948	101
Solutia*	186	3
Spectrum Brands*	28,614	783
VSS AHC, Cl A* (E) (K)	38,453	459
World Color Press*	23,326	273

Total Common Stock (Cost $5,210) ($ Thousands)		4,544

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	97

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

March 31, 2010

Description	Shares	Market Value ($ Thousands)
	Number of Warrants

WARRANTS — 0.0%
Atrium, Expires 2018*	706	$—
Grande Communications, Expires 2011*	850	—
World Color Press, Expires 2014*	13,219	40
World Color Press, Expires 2014*	13,219	69

Total Warrants (Cost $459) ($ Thousands)		109

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P., 0.210%(I)**†	6,085	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	76,429,084	$76,429

Total Cash Equivalent (Cost $76,429) ($ Thousands)		76,429

Total Investments — 99.3% (Cost $1,399,435) ($ Thousands)		$1,445,029

A summary of outstanding swap agreements held by the Fund at March 31, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Barclays Bank PLC	CDX.NA.HY.SERIES 13 12/14	BUY	5.00	12/20/14	14,355	$(1,013)

Percentages are based on a Net Assets of $1,455,313 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2010. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(C)	Security in default on interest payments.

(D)	This security or a partial position of this security is on loan at March 31, 2010 (see Note 9). The total value of securities on loan at March 31, 2010 was $— ($ Thousands).

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2010 was $2,719 ($ Thousands) and represented 0.2% of Net Assets.

(F)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on March 31, 2010. The coupon on a step bond changes on a specified date.

(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H)	Unfunded bank loan.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2010 was $6 ($ Thousands).

(J)	Unsettled bank loan. Interest rate not available.

(K)	Security considered restricted. The total market value of such securities as of March 31, 2010 was $2,719 ($ Thousands) and represented 0.2% of Net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LTD — Limited

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,199,851	$3,824	$1,203,675
Collateralized Debt Obligations	—	1,005	31,853	32,858
Preferred Stock	—	2,853	7,283	10,136
Convertible Bonds	—	8,034	4	8,038
Common Stock	4,085	—	459	4,544
Warrants	—	109	—	109
Loan Participations	—	101,644	7,590	109,234
Cash Equivalent	76,429	—	—	76,429
Affiliated Partnership	—	6	—	6

Total Investments in Securities	$80,514	$1,313,502	$51,013	$1,445,029

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(1,013)	$—	$(1,013)

*	Swaps are valued at the unrealized depreciation on the instrument.

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Preferred Stock	Convertible Bonds	Common Stock	Loan Participations
Beginning balance as of October 1, 2009	$3,544	$36,616	$—	$4	$279	$20,916
Accrued discounts/premiums	38	101	—	—	—	4
Realized gain/(loss)	—	(9,028)	—	—	—	(744)
Change in unrealized appreciation/(depreciation)	2,783	32,907	(116)	—	—	(13,167)
Net purchases/sales	114	(16,337)	7,134	—	(35)	29
Net transfer in and/or out of Level 3	(2,655)	(12,406)	265	—	215	552

Ending balance as of March 31, 2010	$3,824	$31,853	$7,283	$4	$459	$7,590

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$157	$6,413	$150	$—	$—	$158

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	99

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

March 31, 2010

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 94.2%
U.S. Treasury Bond TIPS
2.000%, 04/15/12 to 01/15/16 (A)	$33,700	$41,038
1.875%, 07/15/13	8,395	10,479
1.625%, 01/15/15	13,275	15,738
1.250%, 04/15/14	7,550	7,990
0.875%, 04/15/10	6,725	7,694
0.625%, 04/15/13	16,275	17,005
U.S. Treasury Note
3.375%, 07/31/13	3,900	4,105
2.375%, 02/28/15	4,200	4,171
1.500%, 07/15/12	15,575	15,697

Total U.S. Treasury Obligations (Cost $122,491) ($ Thousands)		123,917

AFFILIATED PARTNERSHIP — 11.0%
SEI Liquidity Fund, L.P., 0.210% (B)*†	14,446,658	14,447

Total Affiliated Partnership (Cost $14,447) ($ Thousands)		14,447

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%*†	8,365,890	8,366

Total Cash Equivalent (Cost $8,366) ($ Thousands)		8,366

Total Investments — 111.5% (Cost $145,304) ($ Thousands)		$146,730

Percentages are based on a Net Assets of $131,584 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $12,287 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2010 was $14,447 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$123,917	$—	$123,917
Affiliated Partnership	—	14,447	—	14,447
Cash Equivalent	8,366	—	—	8,366

Total Investments in Securities	$8,366	$138,364	$—	$146,730

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 98.0%
Aberdeen Equity Long Short Fund	711	$8
AQR Diversified Arbitrage Fund	738	8
Driehaus Active Income Fund	1,084	12
DWS Disciplined Market Neutral Fund	755	7
Highbridge Statistical Market Neutral Fund, Cl A	630	10
JPMorgan Research Market Neutral Fund	765	12
Manager AMG FW Alternative Fund*	685	7
Merger Fund	759	12
Rydex Managed Futures Strategy Fund, Cl H	426	11
TFS Market Neutral Fund	709	11

Total Registered Investment Companies (Cost $98) ($ Thousands)		98

Total Investments — 98.0% (Cost $98) ($ Thousands)		$98

Percentages are based on Net Assets of $100 ($Thousands).

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$98	$—	$—	$98

Total Investments in Securities	$98	$—	$—	$98

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	101

Statements of Assets and Liabilities ($ Thousands)

March 31, 2010 (Unaudited)

	Large Cap Fund(1)		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund
ASSETS:
Investments, at value†	$1,245,725		$1,828,138	*	$1,889,438	*	$1,636,536	*
Affiliated investment, at value††	36,024		184,047		195,361		202,072
Cash	13		61		7		14
Foreign currency, at value†††	—		—		—		—
Receivable for investment securities sold	5,282		28,326		91,170		48,614
Receivable for fund shares sold	2,703		743		831		1,090
Dividends and interest receivable	1,426		2,277		1,958		1,809
Receivable for variation margin	—		—		—		72,402
Unrealized gain on foreign spot currency contracts	—		—		—		—
Prepaid expenses	45		46		72		38
Total Assets	1,291,218		2,043,638		2,178,837		1,962,575
LIABILITIES:
Payable upon return on securities loaned	—		157,054		157,798		178,314
Payable for investment securities purchased	5,319		—		15,804		1,391
Payable for fund shares redeemed	1,755		2,194		2,213		3,320
Payable to custodian	—		—		—		—
Payable for variation margin	135		222		331		72,683
Administration fees payable	375		554		590		501
Investment advisory fees payable	381		458		584		471
Shareholder servicing fees payable Class A	161		338		270		253
Shareholder servicing fees payable Class I	—		2		2		—
Chief Compliance Officer fees payable	—		5		5		4
Trustees fees payable	—		—		—		—
Administration servicing fees payable Class I	—		2		2		—
Unrealized loss on forward foreign currency contracts	—		—		—		—
Accrued expense payable	—		152		169		133
Total Liabilities	8,126		160,981		177,768		257,070
Net Assets	$1,283,092		$1,882,657		$2,001,069		$1,705,505
† Cost of investments and repurchase agreements	1,130,684		1,576,661		1,475,141		1,304,120
†† Cost of affiliated investments	36,024		189,334		199,230		206,547
††† Cost of foreign currency/(overdraft of foreign currency)	—		—		—		—
* Includes market value of securities on loan	—		151,940		154,182		173,152
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,149,283		$2,257,867		$3,071,869		$2,079,607
Undistributed (distributions in excess of) net investment income	264		784		176		360
Accumulated net realized gain (loss) on investments, option contracts, futures, swap contracts, swaptions and foreign currency	17,987		(622,745)		(1,481,420)		(702,674)
Net unrealized appreciation on investments, affiliated investments and option contracts	115,041		246,190		410,428		327,941
Net unrealized appreciation (depreciation) on futures contracts	517		561		16		271
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—		—
Net Assets	$1,283,092		$1,882,657		$2,001,069		$1,705,505
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.01		$15.18		$19.68		$11.26
	($1,283,091,787 ÷ 116,546,993 shares	)	($1,870,940,193 ÷ 123,239,771 shares	)	($1,991,568,309 ÷ 101,214,487 shares	)	($1,702,368,514 ÷ 151,235,796 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$15.19		$19.49		N/A
			($11,716,961 ÷ 771,479 shares	)	($9,500,836 ÷ 487,492 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A		$11.47
							($3,136,020 ÷ 273,453 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Commenced operations on October 1, 2009.

The accompanying notes are an integral part of the financial statements.

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

S&P 500 Index Fund		Small Cap Fund(1)	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small Cap Fund

$1,370,229	*	$238,531	$ 574,734	*	$ 418,276	*	$282,584	*
250,786		12,602	169,930		91,713		15,147
4		5	32		—		18
—		—	—		—		1
7,476		38,956	2,693		4,838		1,300
259		593	306		252		336
1,772		294	719		313		282
—		—	—		—		—
—		—	56		—		—
107		1	15		11		6
1,630,633		290,982	748,485		515,403		299,674

220,012		—	136,753		60,997		650
—		2,213	2,480		22,677		2,068
13,984		357	1,035		661		457
—		—	—		204		—
140		385	225		130		69
208		87	174		123		87
36		147	316		213		135
28		22	59		40		49
1		—	1		1		—
3		—	2		1		1
—		3	—		—		—
2		—	1		1		—
—		—	56		—		—
108		64	55		39		22
234,522		3,278	141,157		85,087		3,538
$ 1,396,111		$287,704	$ 607,328		$ 430,316		$296,136
760,658		209,468	496,107		336,026		223,774
254,243		12,602	174,077		94,672		15,317
—		—	—		—		1
213,600		—	132,009		51,325		628

$ 844,635		$249,336	$ 732,959		$ 681,799		$325,529
445		(108)	49		(89)		40
(55,723)		9,706	(200,152)		(330,608)		(88,154)

606,114		29,063	74,480		79,291		58,640
640		(296)	(8)		(77)		81
—		3	—		—		—
$ 1,396,111		$287,704	$ 607,328		$ 430,316		$296,136
$31.90		$11.20	$15.43		$14.61		$10.87
($415,791,977 ÷ 13,033,454 shares	)	($287,703,901 ÷ 25,679,233 shares)	($599,630,762 ÷ 38,860,469 shares	)	($425,805,475 ÷ 29,154,382 shares	)	($296,135,794 ÷ 27,250,337 shares	)
$32.02		N/A	N/A		N/A		N/A
($970,962,806 ÷ 30,324,671 shares	)
$31.99		N/A	$15.32		$14.28		N/A
($9,356,147 ÷ 292,458 shares	)		($7,697,216 ÷ 502,274 shares	)	($4,510,138 ÷ 315,927 shares	)
N/A		N/A	N/A		N/A		N/A

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	103

Statements of Assets and Liabilities ($ Thousands)

March 31, 2010 (Unaudited)

	Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund
ASSETS:
Investments, at value†	$138,306	*	$366,776		$245,369
Affiliated investment, at value††	46,387		9,835		11,263
Repurchase agreement†	—		—		—
Cash	10		17		1,718
Foreign currency, at value†††	—		—		603
Cash collateral on futures	—		—		—
Cash collateral on swaps	—		—		—
Receivable for investment securities sold	—		8,139		—
Receivable for fund shares sold	58		501		250
Dividends and interest receivable	207		703		1,391
Receivable for variation margin	—		—		—
Swap contracts, at value††††	—		—		—
Unrealized gain on forward foreign currency contracts	—		—		580
Prepaid expenses	3		9		5
Total Assets	184,971		385,980		261,179
LIABILITIES:
Payable upon return on securities loaned	5,856		—		—
Payable for investment securities purchased	—		1,163		—
Payable for fund shares redeemed	123		804		218
Payable to Affiliate	—		—		—
Payable for variation margin	240		18		46
Administration fees payable	44		113		76
Investment advisory fees payable	47		128		100
Shareholder servicing fees payable Class A	31		71		54
Shareholder servicing fees payable Class I	—		—		—
Chief Compliance Officer fees payable	—		1		1
Administration servicing fees payable Class I	—		—		—
Income distribution payable	—		—		—
Swap contracts, at value††††	—		—		—
Options written, at value#	—		—		—
Swaptions, written, at value‡	—		—		—
Unrealized loss on forward foreign currency contracts	—		—		1,282
Accrued expense payable	12		31		37
Total Liabilities	6,353		2,329		1,814
Net Assets	$178,618		$383,651		$259,365
† Cost of investments and repurchase agreements	113,378		307,313		224,898
†† Cost of affiliated investments	46,696		9,835		11,263
††† Cost of foreign currency/(overdraft of foreign currency)	—		—		602
†††† Premiums received/(paid)	—		—		—
# Premiums received	—		—		—
‡ Premium received	—		—		—
* Includes market value of securities on loan	5,657		—		—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$209,601		$435,424		$307,268
Undistributed (distributions in excess of) net investment income	56		148		(12,375)
Accumulated net realized gain (loss) on investments, option contracts, futures, swap contracts, swaptions and foreign currency	(55,630)		(111,474)		(55,393)
Net unrealized appreciation (depreciation) on investments, affiliated investments and option contracts	24,619		59,463		20,471
Net unrealized appreciation (depreciation) on futures contracts	(28)		90		91
Net unrealized depreciation on swap contracts	—		—		—
Net unrealized appreciation on written swaptions	—		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		(697)
Net Assets	$178,618		$383,651		$259,365
Net Asset Value, Offering and Redemption Price Per Share — Class A	$15.75		$10.63		$8.24
	($177,898,798 ÷ 11,293,592 shares	)	($383,605,826 ÷ 36,070,590 shares	)	($259,350,702 ÷ 31,456,631 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class I	$15.76		$10.62		$8.18
	($718,807 ÷ 45,604 shares	)	($44,694 ÷ 4,208 shares	)	($14,009 ÷ 1,712 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Commenced operations on March 31, 2010.

The accompanying notes are an integral part of the financial statements.

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund	U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund(1)

$192,235		$ 210,263	*	$ 145,757		$2,535,775 *	$ 894,462	*	$1,368,594	*	$123,917	*	$98
7,790		92,891		16,095		227,380	127,365		76,435		22,813		—
—		—		53,000		—	—		—		—		—
9		—		322		57	782		259		—		100
—		—		—		104	—		—		—		—
—		—		850		—	—		—		—		—
—		—		—		26,119	—		—		—		—
—		9,725		9,830		221,251	165,450		27,793		—		—
261		10,276		135		1,671	2,642		23,798		223		—
339		788		531		20,054	5,586		28,988		475		—
—		—		8		586	15		1,020		—		—
—		—		—		14,113	1,207		—		—		—
—		—		—		116	—		—		—		—
5		5		9		59	17		32		2		—
200,639		323,948		226,537		3,047,285	1,197,526		1,526,919		147,430		198

—		80,160		—		213,330	96,781		6		14,447		—
26		2,491		8,774		309,851	203,929		62,810		—		98
503		571		3,157		5,495	1,021		4,581		1,342		—
—		—		—		—	—		1,667		—		—
15		—		22		24	—		—		—		—
58		67		25		591	209		411		25		—
64		118		65		534	191		527		24		—
39		26		—		192	78		48		—		—
—		—		—		3	—		—		—		—
—		1		1		6	2		3		—		—
—		—		—		3	—		—		—		—
—		—		—		645	115		1,364		—		—
—		—		—		37,857	—		24		—		—
—		—		—		64	—		—		—		—
—		—		—		1,319	—		—		—		—
—		—		—		—	—		—		—		—
13		17		23		319	88		165		8		—
718		83,451		12,067		570,233	302,414		71,606		15,846		98
$199,921		$ 240,497		$ 214,470		$2,477,052	$ 895,112		$1,455,313		$131,584		$100
158,209		149,963		209,815		2,608,266	877,089		1,323,000		122,491		98
7,790		94,550		16,095		231,641	127,365		76,435		22,813		—
—		—		—		102	—		—		—		—
—		—		—		(13,388)	1,712		989		—		—
—		—		—		(95)	—		—		—		—
—		—		—		1,595	—		—		—		—
—		77,454		—		205,987	94,139		—		12,287		—

$186,518		$ 301,636		$ 343,244		$2,689,002	$ 873,956		$1,766,728		$128,707		$100
31		(648)		816		(3,293)	(4,378)		10,365		33		—

(20,720)		(119,132)		(118,542)		(121,252)	8,650		(366,361)		1,418		—

34,026		58,641		(11,058)		(76,721)	17,373		45,594		1,426		—
66		—		6		(701)	16		—		—		—
—		—		—		(10,356)	(505)		(1,013)		—		—
—		—		—		276	—		—		—		—

—		—		4		97	—		—		—		—
$199,921		$ 240,497		$ 214,470		$2,477,052	$ 895,112		$1,455,313		$131,584		$100
$8.99		$10.86		$7.44		$10.36	$10.34		$7.12		$10.35		$10.00
($199,920,909 ÷ 22,229,621 shares	)	($240,242,916 ÷ 22,119,684 shares	)	($214,407,876 ÷ 28,817,970 shares	)	($2,462,808,394 ÷ 237,697,876 shares )	($895,111,756 ÷ 86,601,575 shares	)	($1,455,050,057 ÷ 204,249,838 shares	)	($131,584,310 ÷ 12,712,980 shares	)	($100,000 ÷ 10,000 shares	)
N/A		$10.85		$7.44		$10.36	N/A		$7.13		N/A		N/A
		($253,601 ÷ 23,364 shares	)	($62,601 ÷ 8,419.59 shares	)	($14,243,558 ÷ 1,375,402 shares )			($262,512 36,827 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	105

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2010 (Unaudited)

	Large Cap Fund(1)	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$11,278	$22,405	$16,291
Dividends from Affiliated Investments*	23	20	26
Interest Income	35	5	8
Securities Lending Income — Net**	—	270	138
Less: Foreign Taxes Witheld	(11)	(12)	(39)
Total Investment Income	11,325	22,688	16,424
Expenses:
Investment Advisory Fees	2,268	3,196	3,992
Administration Fees	2,035	3,196	3,493
Shareholder Servicing Fees Class (A)	1,454	2,269	2,483
Shareholder Servicing Fees Class (I)	—	14	12
Shareholder Servicing Fees Class (Y)	—	—	—
Trustee Fees	3	18	20
Administration Servicing Fees Class (I)	—	14	12
Chief Compliance Officer Fees	1	5	5
Printing Fees	17	83	92
Professional Fees	13	61	68
Custodian/Wire Agent Fees	14	73	79
Registration Fees	1	31	28
Licensing Fees	—	—	—
Other Expenses	6	31	33
Total Expenses	5,812	8,991	10,317
Less:
Waiver of Investment Advisory Fees	(194)	(548)	(490)
Waiver of Shareholder Servicing Fees Class (A)	(438)	(299)	(891)
Waiver of Shareholder Servicing Fees Class (I)	—	(4)	(6)
Waiver of Shareholder Servicing Fees Class (Y)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	(5)	—	(38)
Net Expenses	5,175	8,140	8,892
Net Investment Income (Loss)	6,150	14,548	7,532
Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) on:
Investments	15,714	34,135	98,442
Futures Contracts	7,593	2,443	1,631
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	115,041	139,520	122,709
Affiliated Investments	—	976	603
Futures Contracts	517	305	(277)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—
Net Increase in Net Assets from Operations	$145,015	$191,927	$230,640

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.
**	Affiliated
(1)	Commenced operations on October 1, 2009.

The accompanying notes are an integral part of the financial statements.

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund(1)	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small Cap Fund

$15,189	$15,979	$1,686	$4,866	$2,110	$1,936
19	12	8	27	8	6
3	1	16	1	1	1
309	149	—	109	80	49
(25)	—	(4)	(11)	(1)	(2)
15,495	16,141	1,706	4,992	2,198	1,990

3,273	199	817	1,855	1,294	882
2,864	1,459	440	999	697	475
2,042	508	314	705	493	339
—	11	—	9	5	—
2	—	—	—	—	—
16	13	5	6	4	3
—	11	—	9	5	—
4	3	1	2	1	1
74	59	29	27	20	12
54	43	22	20	14	9
64	52	24	23	17	10
21	22	1	9	6	3
—	76	—	—	—	—
29	21	8	13	11	9
8,443	2,477	1,661	3,677	2,567	1,743

(561)	—	(55)	(45)	(76)	(139)
(584)	(142)	(171)	(351)	(272)	(83)
—	(4)	—	(6)	(3)	—
(2)	—	—	—	—	—
(3)	(289)	—	—	—	—
(16)	—	(2)	(13)	(1)	(15)
7,277	2,042	1,433	3,262	2,215	1,506
8,218	14,099	273	1,730	(17)	484

37,103	1,305	7,937	26,587	34,227	13,263
2,823	2,962	1,950	561	429	1,108
—	—	5	(6)	2	(1)

129,225	129,463	29,063	39,960	10,964	25,655
144	(15)	—	(74)	(50)	10
(353)	340	(296)	141	(191)	(114)

—	—	3	4	—	—
$177,160	$148,154	$38,935	$68,903	$45,364	$40,405

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	107

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2010 (Unaudited)

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$1,072	$4,689	$2,935
Dividends from Affiliated Investments*	3	5	6
Interest Income	—	1	8
Securities Lending Income — Net**	10	—	—
Less: Foreign Taxes Witheld	—	(26)	(182)
Total Investment Income	1,085	4,669	2,767
Expenses:
Investment Advisory Fees	271	1,213	769
Administration Fees	237	653	414
Shareholder Servicing Fees Class (A)	168	466	296
Shareholder Servicing Fees Class (I)	1	—	—
Trustee Fees	1	4	2
Administration Servicing Fees Class (I)	1	—	—
Chief Compliance Officer Fees	—	1	1
Printing Fees	6	17	10
Professional Fees	4	13	7
Custodian/Wire Agent Fees	5	15	24
Registration Fees	1	5	3
Overdraft fees	—	—	1
Other Expenses	4	8	13
Total Expenses	699	2,395	1,540
Less:
Waiver of Investment Advisory Fees	(4)	(476)	(226)
Waiver of Shareholder Servicing Fees Class (A)	(5)	(53)	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	—	—	—
Net Expenses	690	1,866	1,314
Net Investment Income	395	2,803	1,453
Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) on:
Investments	8,600	12,139	7,065
Affiliated Investments	—	—	—
Futures Contracts	256	268	1,204
Written Options	—	—	—
Written Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	—	—	2,752
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,877	25,043	1,597
Affiliated Investments	57	—	—
Futures Contracts	(139)	(91)	(8)
Written Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	145
Net Increase in Net Assets from Operations	$16,046	$40,162	$14,208

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.
**	Affiliated
(1)	Commenced operations on March 31, 2010. Fund did not generate any income or expenses during the period indicated.

The accompanying notes are an integral part of the financial statements.

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Tax-Managed Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund(1)

$2,383	$3,416	$—	$59	$—	$401	$2	$—
5	8	7	25	17	28	—	—
—	—	4,685	65,285	15,908	73,931	1,087	—
—	46	—	124	74	1	4	—
(11)	(19)	—	(279)	—	(14)	—	—
2,377	3,451	4,692	65,214	15,999	74,347	1,093	—

597	681	411	3,379	1,115	3,340	123	—
321	367	359	3,441	1,135	2,398	195	—
229	262	257	3,055	1,013	1,713	140	—
—	—	—	18	—	—	—	—
2	2	2	24	7	13	1	—
—	—	—	18	—	—	—	—
—	1	1	6	2	4	—	—
8	10	10	107	34	61	5	—
6	7	7	80	24	45	3	—
7	9	28	104	20	51	2	—
2	3	3	39	4	16	—	—
—	—	—	—	—	—	—	—
4	4	36	216	23	120	4	—
1,176	1,346	1,114	10,487	3,377	7,761	473	—

(245)	(36)	(56)	(276)	(72)	(266)	(6)	—
(13)	(109)	(257)	(1,948)	(630)	(1,396)	(131)	—
—	—	—	(13)	—	—	—	—
—	—	(184)	—	—	—	(83)	—
—	(5)	—	—	—	—	—	—
918	1,196	617	8,250	2,675	6,099	253	—
1,459	2,255	4,075	56,964	13,324	68,248	840	—

1,624	7,948	(21,038)	11,778	6,646	37,112	1,544	—
—	—	—	—	—	(2)	—	—
360	—	(659)	5,327	131	—	—	—
—	—	—	530	—	—	—	—
—	—	—	758	—	—	—	—
—	—	—	(6,185)	(204)	(329)	—	—
—	3	—	107	—	—	—	—

17,203	25,216	29,039	74,704	2,350	80,118	667	—
—	(17)	—	(390)	—	—	—	—
5	—	299	(3,001)	16	—	—	—
—	—	—	112	—	—	—	—
—	—	—	164	—	—	—	—
—	—	—	8,695	(207)	(1,013)	—	—
—	(1)	—	(226)	—	—	—	—
$20,651	$35,404	$11,716	$149,337	$22,056	$184,134	$3,051	$—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	109

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2010 (Unaudited) and the year ended September 30, 2009

	Large Cap Fund(2)	Large Cap Value Fund		Large Cap Growth Fund
	10/01/09 to 03/31/10	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09
Operations:
Net Investment Income (Loss)	$6,150	$14,548	$41,578	$7,532	$13,342
Net Realized Gain (Loss) from Investments and Futures Contracts	23,307	36,578	(573,490)	100,073	(477,760)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	115,558	140,801	221,865	123,035	276,995
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—
Net Decrease in Net Assets from Operations	145,015	191,927	(310,047)	230,640	(187,423)
Dividends and Distributions From:
Net Investment Income:
Class A	(5,886)	(21,575)	(47,346)	(9,894)	(13,281)
Class E	—	—	—	—	—
Class I	—	(114)	(239)	(30)	(37)
Class Y	—	—	—	—	—
Net Capital Gains:
Class A	(5,320)	—	—	—	—
Class E	—	—	—	—	—
Class I	—	—	—	—	—
Total Dividends and Distributions	(11,206)	(21,689)	(47,585)	(9,924)	(13,318)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	1,423,253	157,275	645,382	152,187	680,308
Reinvestment of Dividends and Distributions	10,832	20,538	44,915	9,430	12,627
Cost of Shares Redeemed	(284,802)	(319,561)	(870,910)	(423,800)	(929,855)
Increase (Decrease) in Net Assets Derived from Class A Transactions	1,149,283	(141,748)	(180,613)	(262,183)	(236,920)
Class E:
Proceeds from Shares Issued	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—
Increase in Net Assets Derived from Class E Transactions	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	1,361	5,835	1,375	5,304
Reinvestment of Dividends and Distributions	—	98	217	24	31
Cost of Shares Redeemed	—	(2,255)	(4,716)	(2,112)	(4,172)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	(796)	1,336	(713)	1,163
Class Y:
Proceeds from Shares Issued	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Class Y Transactions	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,149,283	(142,544)	(179,277)	(262,896)	(235,757)
Net Increase (Decrease) in Net Assets	1,283,092	27,694	(536,909)	(42,180)	(436,498)
Net Assets:
Beginning of Year/Period	—	1,854,963	2,391,872	2,043,249	2,479,747
End of Year/Period	1,283,092	$1,882,657	$1,854,963	$2,001,069	$2,043,249
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$264	$784	$7,925	$176	$2,568
(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	Commenced operations on October 1, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund(2)	Small Cap Value Fund		Small Cap Growth Fund
10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09

$8,218	$21,534	$14,099	$25,014	$273	$1,730	$5,722	$(17)	$706
39,926	(429,914)	4,267	(48,076)	9,887	27,148	(180,523)	34,656	(258,412)
—	—	—	—	5	(6)	48	2	(96)

129,016	175,923	129,788	(52,363)	28,767	40,027	68,486	10,723	181,991
—	—	—	—	3	4	(4)	—	7
177,160	(232,457)	148,154	(75,425)	38,935	68,903	(106,271)	45,364	(75,804)

(12,067)	(23,986)	(5,859)	(9,014)	(381)	(3,099)	(6,670)	(30)	(98)
—	—	(13,750)	(16,627)	—	—	—	—	—
—	—	(110)	(134)	—	(29)	(67)	—	—
(24)	(45)	—	—	—	—	—	—	—

—	—	—	(3,784)	(186)	—	(4,119)	—	—
—	—	—	(6,354)	—	—	—	—	—
—	—	—	(160)	—	—	(43)	—	—
(12,091)	(24,031)	(19,719)	(36,073)	(567)	(3,128)	(10,899)	(30)	(98)

180,618	924,843	76,883	430,336	334,716	90,570	268,370	57,883	206,264
11,060	22,190	5,571	11,884	547	2,836	10,175	28	94
(250,071)	(1,243,735)	(158,910)	(395,893)	(85,927)	(196,999)	(370,346)	(155,344)	(290,286)
(58,393)	(296,702)	(76,456)	46,327	249,336	(103,593)	(91,801)	(97,433)	(83,928)

—	—	125,902	274,071	—	—	—	—	—
—	—	12,979	21,275	—	—	—	—	—
—	—	(110,195)	(192,042)	—	—	—	—	—
—	—	28,686	103,304	—	—	—	—	—

—	—	1,537	17,809	—	990	3,127	825	2,291
—	—	71	267	—	27	107	—	—
—	—	(1,673)	(14,749)	—	(1,601)	(3,420)	(790)	(1,706)
—	—	(65)	3,327	—	(584)	(186)	35	585

4	411	—	—	—	—	—	—	—
23	45	—	—	—	—	—	—	—
(312)	(321)	—	—	—	—	—	—	—
(285)	135	—	—	—	—	—	—	—
(58,678)	(296,567)	(47,835)	152,958	249,336	(104,177)	(91,987)	(97,398)	(83,343)
106,391	(553,055)	80,600	41,460	287,704	(38,402)	(209,157)	(52,064)	(159,245)

1,599,114	2,152,169	1,315,511	1,274,051	—	645,730	854,887	482,380	641,625
$1,705,505	$1,599,114	$1,396,111	$1,315,511	$287,704	$607,328	$645,730	$430,316	$482,380
$360	$4,233	$445	$6,065	$(108)	$49	$1,447	$(89)	$(42)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	111

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2010 (Unaudited) and the year ended September 30, 2009

	Tax-Managed Small Cap Fund
	10/01/09 to 03/31/10	10/01/08 to 09/30/09
Operations:
Net Investment Income	$484	$1,061
Net Realized Gain (Loss) from Investments and Futures Contracts	14,371	(86,558)
Net Realized Loss on Foreign Currency Transactions	(1)	—
Net Change in Unrealized Appreciation of Investments, Affiliated Investments and Futures Contracts	25,551	52,954
Net Increase (Decrease) in Net Assets from Operations	40,405	(32,543)
Dividends and Distributions From:
Net Investment Income:
Class A	(532)	(1,496)
Class I	—	—
Total Dividends and Distributions	(532)	(1,496)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	44,578	184,323
Reinvestment of Dividends and Distributions	475	1,360
Cost of Shares Redeemed	(51,254)	(207,700)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(6,201)	(22,017)
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(6,201)	(22,017)
Net Increase (Decrease) in Net Assets	33,672	(56,056)
Net Assets:
Beginning of Year/Period	262,464	318,520
End of Year/Period	$296,136	$262,464
Undistributed Net Investment Income Included in Net Assets at Period End	$40	$88
(1)	See Note 6 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Mid-Cap Fund		U.S. Managed Volatility Fund
10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09

$395	$942	$2,803	$5,514
8,856	(46,851)	12,407	(111,935)
—	—	—	—
6,795	39,752	24,952	53,205
16,046	(6,157)	40,162	(53,216)

(525)	(1,063)	(3,810)	(5,650)
(1)	(1)	—	—
(526)	(1,064)	(3,810)	(5,650)

75,230	74,360	78,745	356,268
447	896	3,505	5,326
(33,071)	(74,607)	(115,980)	(380,409)
42,606	649	(33,730)	(18,815)

520	311	26	14
1	1	—	—
(175)	(155)	(1)	(3)
346	157	25	11
42,952	806	(33,705)	(18,804)
58,472	(6,415)	2,647	(77,670)

120,146	126,561	381,004	458,674
$178,618	$120,146	$383,651	$381,004
$56	$187	$148	$1,155

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	113

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2010 (Unaudited) and the year ended September 30, 2009

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund
	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09
Operations:
Net Investment Income	$1,453	$3,008	$1,459	$2,270	$2,255	$3,521
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	8,269	(47,360)	1,984	(19,058)	7,948	(110,434)
Net Realized Gain (Loss) on Foreign Currency Transactions	2,752	(11,869)	—	—	3	84
Net Change in Unrealized Appreciation of Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	1,589	30,162	17,208	20,265	25,199	44,829
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	145	(2,353)	—	—	(1)	2
Net Increase (Decrease) in Net Assets from Operations	14,208	(28,412)	20,651	3,477	35,404	(61,998)
Dividends and Distributions From:
Net Investment Income:
Class A	(864)	—	(2,019)	(2,063)	(5,513)	(6,052)
Class I	—	—	—	—	(5)	(1)
Net Capital Gains:
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Return of Capital
Class A	—	—	—	—	—	(37)
Total Dividends and Distributions	(864)	—	(2,019)	(2,063)	(5,518)	(6,090)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	89,284	238,774	49,198	191,230	69,196	264,480
Reinvestment of Dividends and Distributions	807	—	1,738	1,758	4,767	5,834
Cost of Shares Redeemed	(57,856)	(200,745)	(41,912)	(118,660)	(84,801)	(232,334)
Increase (Decrease) in Net Assets Derived from Class A Transactions	32,235	38,029	9,024	74,328	(10,838)	37,980
Class I:
Proceeds from Shares Issued	4	21	—	—	102	87
Reinvestment of Dividends and Distributions	—	—	—	—	4	1
Cost of Shares Redeemed	(8)	(14)	—	—	(17)	(4)
Increase (Decrease) in Net Assets Derived from Class I Transactions	(4)	7	—	—	89	84
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	32,231	38,036	9,024	74,328	(10,749)	38,064
Net Increase (Decrease) in Net Assets	45,575	9,624	27,656	75,742	19,137	(30,024)
Net Assets:
Beginning of Year/Period	213,790	204,166	172,265	96,523	221,360	251,384
End of Year/Period	$259,365	$213,790	$199,921	$172,265	$240,497	$221,360
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$(12,375)	$(12,964)	$31	$591	$(648)	$2,615
(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	Commenced operations on July 2, 2009.
(3)	Commenced operations on March 31, 2010.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund(2)		High Yield Bond Fund		Real Return Fund(2)		Multi-Strategy Alternative Fund(3)
10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	07/02/09 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	07/02/09 to 09/30/09	03/31/10

$4,075	$9,863	$56,964	$149,672	$13,324	$4,579	$68,248	$107,446	$840	$664	$—

(21,697)	(64,915)	12,208	(75,201)	6,573	2,009	36,781	(158,689)	1,544	22	—
—	(2,170)	107	10,277	—	—	—	—	—	—	—
29,338	25,876	80,284	197,739	2,159	14,725	79,105	201,560	667	759	—
—	1,024	(226)	(4,211)	—	—	—	—	—	—	—
11,716	(30,322)	149,337	278,276	22,056	21,313	184,134	150,317	3,051	1,445	—

(5,574)	(7,069)	(56,441)	(153,233)	(14,467)	(4,508)	(61,066)	(99,645)	(1,472)	—	—
(1)	—	(312)	(541)	(3,238)	—	(12)	(8)	—	—	—

—	—	—	—	—	—	(3,632)	(11,445)	(147)	—	—
—	—	—	—	—	—	(1)	(1)	—	—	—

—	—	—	—	—	—	—	—	—	—	—
(5,575)	(7,069)	(56,753)	(153,774)	(17,705)	(4,508)	(64,711)	(111,099)	(1,619)	—	—

60,484	173,449	349,745	1,276,299	377,593	711,444	441,278	975,088	66,919	86,333	100
5,172	6,549	52,565	143,816	16,964	4,323	54,454	99,105	1,509	—	—
(91,134)	(223,654)	(482,310)	(2,779,389)	(181,519)	(54,849)	(450,046)	(899,807)	(21,844)	(4,210)	—
(25,478)	(43,656)	(80,000)	(1,359,274)	213,038	660,918	45,686	174,386	46,584	82,123	100

14	28	3,635	8,717	—	—	179	158	—	—	—
1	—	210	420	—	—	13	8	—	—	—
—	—	(3,781)	(4,684)	—	—	(152)	(32)	—	—	—
15	28	64	4,453	—	—	40	134	—	—	—
(25,463)	(43,628)	(79,936)	(1,354,821)	213,038	660,918	45,726	174,520	46,584	82,123	100
(19,322)	(81,019)	12,648	(1,230,319)	217,389	677,723	165,149	213,738	48,016	83,568	100

233,792	314,811	2,464,404	3,694,723	677,723	—	1,290,164	1,076,426	83,568	—	—
$214,470	$233,792	$2,477,052	$2,464,404	$895,112	$677,723	$1,455,313	$1,290,164	$131,584	$83,568	$100
$816	$2,316	$(3,293)	$(3,504)	$(4,378)	$3	$10,365	$3,195	$33	$665	$—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	115

Financial Highlights

For the period ended March 31, 2010 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2010(12)	$10.00	$0.06		$1.05	$1.11	$(0.05)	$(0.05)	$(0.10)	$11.01	11.12%	$1,283,092	0.89%	0.89%	1.00%	1.06%	37%
Large Cap Value Fund
Class A
2010**	$13.83	$0.11		$1.41	$1.52	$(0.17)	$—	$(0.17)	$15.18	11.06%	$1,870,940	0.89%	0.89%	0.98%	1.59%	22%
2009	15.79	0.30		(1.92)	(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
2008	23.97	0.40		(6.10)	(5.70)	(0.41)	(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88	0.88	0.97	2.09	53
2007	23.54	0.41		2.69	3.10	(0.41)	(2.26)	(2.67)	23.97	13.91	3,616,120	0.86	0.86	0.97	1.74	36
2006	22.45	0.37		2.41	2.78	(0.37)	(1.32)	(1.69)	23.54	13.42	3,762,101	0.86	0.87	0.97	1.67	58
2005	19.80	0.35		2.76	3.11	(0.34)	(0.12)	(0.46)	22.45	15.87	4,230,717	0.86	0.86	0.97	1.63	44
Class I
2010**	$13.83	$0.10		$1.40	$1.50	$(0.14)	$—	$(0.14)	$15.19	10.93%	$11,717	1.11%	1.11%	1.23%	1.38%	22%
2009	15.78	0.26		(1.90)	(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
2008	23.95	0.36		(6.11)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11	1.11	1.22	1.85	53
2007	23.52	0.35		2.69	3.04	(0.35)	(2.26)	(2.61)	23.95	13.64	29,072	1.11	1.11	1.22	1.49	36
2006	22.43	0.31		2.42	2.73	(0.32)	(1.32)	(1.64)	23.52	13.16	31,308	1.11	1.12	1.22	1.40	58
2005	19.78	0.29		2.77	3.06	(0.29)	(0.12)	(0.41)	22.43	15.61	24,735	1.11	1.11	1.22	1.37	44
Large Cap Growth Fund
Class A
2010**	$17.62	$0.07		$2.08	$2.15	$(0.09)	$—	$(0.09)	$19.68	12.24%	$1,991,568	0.89%	0.89%	1.03%	0.76%	32%
2009	18.39	0.11		(0.77)	(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
2008	23.74	0.08		(5.35)	(5.27)	(0.08)	—	(0.08)	18.39	(22.26)	2,472,052	0.88	0.88	1.02	0.37	78
2007	19.95	0.06		3.78	3.84	(0.05)	—	(0.05)	23.74	19.26	3,622,963	0.86	0.86	1.02	0.26	55
2006	19.23	0.04		0.71	0.75	(0.03)	—	(0.03)	19.95	3.92	3,387,749	0.86	0.87	1.02	0.18	89
2005	17.13	0.09		2.09	2.18	(0.08)	—	(0.08)	19.23	12.75	4,004,347	0.86	0.86	1.02	0.47	52
Class I
2010**	$17.44	$0.05		$2.06	$2.11	$(0.06)	$—	$(0.06)	$19.49	12.11%	$9,501	1.11%	1.11%	1.28%	0.54%	32%
2009	18.20	0.07		(0.76)	(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
2008	23.48	0.03		(5.29)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11	1.11	1.27	0.13	78
2007	19.75	—	*	3.73	3.73	— *	—	—	23.48	18.91	25,196	1.11	1.11	1.27	0.01	55
2006	19.04	(0.01)		0.72	0.71	—	—	—	19.75	3.73	27,780	1.11	1.12	1.27	(0.07)	89
2005	17.00	0.04		2.07	2.11	(0.07)	—	(0.07)	19.04	12.42	29,689	1.11	1.11	1.27	0.22	52
Tax-Managed Large Cap Fund
Class A
2010**	$10.19	$0.05		$1.10	$1.15	$(0.08)	$—	$(0.08)	$11.26	11.32%	$1,702,369	0.89%	0.89%	1.03%	1.00%	21%
2009	11.08	0.13		(0.87)	(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
2008	14.70	0.15		(3.62)	(3.47)	(0.15)	—	(0.15)	11.08	(23.76)	2,148,949	0.88	0.88	1.02	1.13	61
2007	12.68	0.14		2.01	2.15	(0.13)	—	(0.13)	14.70	17.05	2,892,866	0.86	0.86	1.02	1.02	44
2006	11.78	0.11		0.90	1.01	(0.11)	—	(0.11)	12.68	8.58	2,373,507	0.86	0.87	1.02	0.91	65
2005	10.41	0.12		1.37	1.49	(0.12)	—	(0.12)	11.78	14.40	2,172,885	0.86	0.86	1.02	1.08	31
Class Y
2010**	$10.37	$0.07		$1.11	$1.18	$(0.08)	$—	$(0.08)	$11.47	11.45%	$3,136	0.56%	0.56%	0.73%	1.34%	21%
2009	11.24	0.16		(0.88)	(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
2008	14.87	0.19		(3.66)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)	3,220	0.56	0.56	0.72	1.44	61
2007	12.79	0.18		2.04	2.22	(0.14)	—	(0.14)	14.87	17.43	4,711	0.56	0.56	0.72	1.32	44
2006	11.86	0.15		0.89	1.04	(0.11)	—	(0.11)	12.79	8.83	4,558	0.56	0.57	0.72	1.21	65
2005	10.45	0.16		1.38	1.54	(0.13)	—	(0.13)	11.86	14.78	5,067	0.56	0.56	0.72	1.39	31

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class A
2010**	$29.01	$0.30	$3.02	$3.32	$(0.43)	$—	$(0.43)	$31.90	11.52%	$415,792	0.43%	0.43%	0.54%	2.00%	9%
2009	32.43	0.57	(3.12)	(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29
2008	44.71	0.68	(10.10)	(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41	0.41	0.53	1.77	27
2007(4)	41.45	0.34	3.09	3.43	(0.17)	—	(0.17)	44.71	8.28	650,792	0.40	0.40	0.43	1.55	2
2007(5)	38.38	0.63	3.70	4.33	(0.68)	(0.58)	(1.26)	41.45	11.38	621,898	0.40	0.40	0.43	1.59	6
2006(5)	36.21	0.56	3.47	4.03	(0.54)	(1.32)	(1.86)	38.38	11.32	614,246	0.40	0.40	0.43	1.49	18
2005(5)	34.66	0.59	1.57	2.16	(0.58)	(0.03)	(0.61)	36.21	6.25	655,378	0.40	0.40	0.43	1.67	11
Class E
2010**	$29.12	$0.33	$3.03	$3.36	$(0.46)	$—	$(0.46)	$32.02	11.63%	$970,963	0.25%	0.25%	0.29%	2.18%	9%
2009	32.54	0.61	(3.12)	(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
2008	44.85	0.75	(10.14)	(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25	0.25	0.53	1.95	27
2007(4)	41.57	0.30	3.17	3.47	(0.19)	—	(0.19)	44.85	8.34	1,072,141	0.25	0.25	0.53	1.70	2
2007(5)	38.48	0.69	3.72	4.41	(0.74)	(0.58)	(1.32)	41.57	11.57	1,127,189	0.25	0.25	0.53	1.74	6
2006(5)	36.31	0.62	3.48	4.10	(0.61)	(1.32)	(1.93)	38.48	11.49	1,684,857	0.25	0.25	0.53	1.65	18
2005(5)	34.76	0.66	1.55	2.21	(0.63)	(0.03)	(0.66)	36.31	6.39	1,307,631	0.25	0.25	0.53	1.86	11
Class I
2010**	$29.07	$0.27	$3.02	$3.29	$(0.37)	$—	$(0.37)	$31.99	11.40%	$9,356	0.65%	0.65%	0.79%	1.79%	9%
2009	32.47	0.51	(3.12)	(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
2008	44.74	0.60	(10.12)	(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65	0.65	0.78	1.53	27
2007(4)	41.51	0.28	3.09	3.37	(0.14)	—	(0.14)	44.74	8.12	13,233	0.65	0.65	0.78	1.29	2
2007(5)	38.43	0.53	3.71	4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65	0.65	0.78	1.34	6
2006(5)	36.26	0.47	3.46	3.93	(0.44)	(1.32)	(1.76)	38.43	11.02	13,144	0.65	0.65	0.78	1.25	18
2005(5)	34.72	0.51	1.56	2.07	(0.50)	(0.03)	(0.53)	36.26	5.97	11,452	0.65	0.65	0.78	1.44	11
Small Cap Fund
Class A
2010(12)	$10.00	$0.01	$1.21	$1.22	$(0.01)	$(0.01)	$(0.02)	$11.20	12.24%	$287,704	1.14%	1.14%	1.32%	0.22%	56%
Small Cap Value Fund
Class A
2010**	$13.66	$0.04	$1.80	$1.84	$(0.07)	$—	$(0.07)	$15.43	13.55%	$599,631	1.14%	1.14%	1.28%	0.61%	33%
2009	15.38	0.11	(1.62)	(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
2008	21.26	0.09	(3.22)	(3.13)	(0.07)	(2.68)	(2.75)	15.38	(16.02)	846,492	1.13	1.15	1.28	0.55	91
2007	21.28	0.04	2.23	2.27	(0.14)	(2.15)	(2.29)	21.26	10.70	1,122,027	1.11	1.13	1.27	0.19	86
2006	21.58	0.05	1.97	2.02	(0.06)	(2.26)	(2.32)	21.28	10.34	1,160,178	1.11	1.13	1.27	0.31	72
2005	20.74	0.06	4.02	4.08	(0.05)	(3.19)	(3.24)	21.58	21.21	1,066,189	1.11	1.11	1.27	0.27	71
Class I
2010**	$13.56	$0.03	$1.79	$1.82	$(0.06)	$—	$(0.06)	$15.32	13.43%	$7,697	1.36%	1.37%	1.54%	0.39%	33%
2009	15.29	0.08	(1.62)	(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
2008	21.17	0.05	(3.21)	(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36	1.39	1.53	0.31	91
2007	21.21	(0.01)	2.21	2.20	(0.09)	(2.15)	(2.24)	21.17	10.41	14,089	1.36	1.38	1.52	(0.04)	86
2006	21.52	—	1.98	1.98	(0.03)	(2.26)	(2.29)	21.21	10.11	14,293	1.36	1.38	1.52	0.06	72
2005	20.71	(0.01)	4.03	4.02	(0.02)	(3.19)	(3.21)	21.52	20.88	12,713	1.36	1.36	1.52	(0.03)	71
Small Cap Growth Fund
Class A
2010**	$12.96	$—	$1.65	$1.65	$— *	$—	$—	$14.61	12.74%	$425,806	1.11%	1.11%	1.29%	(0.01)%	46%
2009	13.98	0.02	(1.04)	(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
2008	21.91	0.01	(6.22)	(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)	638,257	1.11	1.12	1.28	0.04	124
2007	18.56	(0.09)	3.44	3.35	—	—	—	21.91	18.05	1,154,000	1.11	1.13	1.27	(0.43)	135
2006	17.86	(0.07)	0.77	0.70	—	—	—	18.56	3.92	1,111,329	1.11	1.13	1.27	(0.40)	99
2005	15.14	(0.10)	2.82	2.72	—	—	—	17.86	17.97	1,058,413	1.11	1.11	1.27	(0.60)	116
Class I
2010**	$12.68	$(0.02)	$1.62	$1.60	$—	$—	$—	$14.28	12.62%	$4,510	1.36%	1.36%	1.54%	(0.25)%	46%
2009	13.71	(0.02)	(1.01)	(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
2008	21.57	(0.03)	(6.12)	(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36	1.37	1.53	(0.19)	124
2007	18.32	(0.14)	3.39	3.25	—	—	—	21.57	17.74	9,323	1.36	1.38	1.52	(0.67)	135
2006	17.67	(0.12)	0.77	0.65	—	—	—	18.32	3.68	11,910	1.36	1.38	1.52	(0.65)	99
2005	15.02	(0.14)	2.79	2.65	—	—	—	17.67	17.64	11,077	1.36	1.36	1.52	(0.85)	116
Tax-Managed Small Cap Fund
Class A
2010**	$9.42	$0.02	$1.45	$1.47	$(0.02)	$—	$(0.02)	$10.87	15.61%	$296,136	1.11%	1.12%	1.29%	0.36%	35%
2009	10.16	0.04	(0.73)	(0.69)	(0.05)	—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136
2008	14.14	0.05	(3.19)	(3.14)	(0.04)	(0.80)	(0.84)	10.16	(23.34)	318,520	1.11	1.13	1.28	0.41	96
2007	13.10	0.04	2.00	2.04	(0.06)	(0.94)	(1.00)	14.14	16.00	416,945	1.11	1.14	1.27	0.31	72
2006	13.13	0.01	0.68	0.69	—	(0.72)	(0.72)	13.10	5.50	314,333	1.11	1.14	1.27	0.09	73
2005	11.63	(0.02)	2.36	2.34	—	(0.84)	(0.84)	13.13	20.80	269,519	1.11	1.11	1.27	(0.17)	99

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	117

Financial Highlights

For the period ended March 31, 2010 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Mid-Cap Fund
Class A
2010**	$13.92	$0.04	$1.85	$1.89	$(0.06)		$—	$(0.06)	$15.75	13.59%	$177,899	1.02%	1.02%	1.03%	0.58%	58%
2009	14.87	0.11	(0.94)	(0.83)	(0.12)		—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
2008	22.22	0.11	(5.28)	(5.17)	(0.09)		(2.09)	(2.18)	14.87	(25.45)	126,509	1.02	1.02	1.03	0.58	126
2007	20.40	0.06	3.40	3.46	(0.10)		(1.54)	(1.64)	22.22	17.51	183,287	1.01	1.01	1.02	0.26	176
2006	20.29	0.14	1.49	1.63	(0.12)		(1.40)	(1.52)	20.40	8.50	90,208	1.01	1.01	1.03	0.67	135
2005	17.84	0.06	4.61	4.67	(0.06)		(2.16)	(2.22)	20.29	28.15	71,162	1.01	1.01	1.03	0.30	137
Class I
2010**	$13.92	$0.03	$1.84	$1.87	$(0.03)		$—	$(0.03)	$15.76	13.46%	$719	1.26%	1.26%	1.28%	0.36%	58%
2009	14.86	0.05	(0.89)	(0.84)	(0.10)		—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
2008(6)	22.56	0.06	(5.63)	(5.57)	(0.04)		(2.09)	(2.13)	14.86	(26.82)	52	1.26	1.26	1.27	0.33	126
U.S. Managed Volatility Fund
Class A
2010**	$9.65	$0.08	$1.00	$1.08	$(0.10)		$—	$(0.10)	$10.63	11.27%	$383,606	1.00%	1.00%	1.28%	1.50%	20%
2009	11.25	0.13	(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
2008	13.45	0.10	(1.69)	(1.59)	(0.10)		(0.51)	(0.61)	11.25	(12.38)	458,668	1.00	1.00	1.27	0.85	85
2007	12.02	0.15	1.74	1.89	(0.14)		(0.32)	(0.46)	13.45	16.09	585,858	1.04	1.04	1.27	1.19	112
2006	11.41	0.10	0.75	0.85	(0.09)		(0.15)	(0.24)	12.02	7.64	303,523	1.11	1.11	1.27	0.91	133
2005(7)	10.00	0.10	1.39	1.49	(0.08)		— *	(0.08)	11.41	14.94	160,047	1.11	1.11	1.27	1.03	102
Class I
2010**	$9.63	$0.07	$1.01	$1.08	$(0.09)		$—	$(0.09)	$10.62	11.23%	$45	1.25%	1.25%	1.54%	1.32%	20%
2009	11.24	0.12	(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
2008	13.43	0.09	(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25	1.25	1.57	0.71	85
2007(10)	13.54	0.01	(0.05)	(0.04)	(0.07)		—	(0.07)	13.43	(0.32)	1	1.36	1.36	1.86	0.19	112
Global Managed Volatility Fund
Class A
2010**	$7.82	$0.05	$0.40	$0.45	$(0.03)		$—	$(0.03)	$8.24	5.75%	$259,351	1.11%	1.11%	1.30%	1.23%	62%
2009	9.07	0.12	(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
2008	11.22	0.12	(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07	(16.60)	204,156	1.11	1.11	1.31	1.24	113
2007	10.37	0.17	0.85	1.02	(0.11)		(0.06)	(0.17)	11.22	9.88	275,748	1.11	1.11	1.32	1.56	119
2006(8)	10.00	0.02	0.35	0.37	—		—	—	10.37	3.70	94,951	1.10	1.10	1.30	1.22	13
Class I
2010**	$7.76	$0.04	$0.40	$0.44	$(0.02)		$—	$(0.02)	$8.18	5.71%	$14	1.35%	1.35%	1.55%	0.93%	62%
2009	9.02	0.11	(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
2008	11.20	0.14	(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36	1.36	1.56	1.49	113
2007(10)	11.45	0.01	(0.26)	(0.25)	—		—	—	11.20	(2.18)	1	1.36	1.36	2.26	0.23	119
Tax-Managed Managed Volatility Fund
Class A
2010**	$8.14	$0.07	$0.87	$0.94	$(0.09)		$—	$(0.09)	$8.99	11.66%	$199,921	1.00%	1.00%	1.28%	1.59%	12%
2009	9.02	0.12	(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
2008(11)	10.00	0.10	(1.02)	(0.92)	(0.06)		—	(0.06)	9.02	(9.24)	96,523	1.00	1.00	1.29	1.43	65
Real Estate Fund
Class A
2010**	$9.42	$0.10	$1.59	$1.69	$(0.25)		$—	$(0.25)	$10.86	18.23%	$240,243	1.14%	1.14%	1.28%	2.15%	34%
2009	13.73	0.16	(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14	1.15	1.29	2.08	97
2008	18.20	0.13	(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73	(17.15)	251,359	1.13	1.13	1.27	0.86	52
2007	18.43	0.30	0.76	1.06	(0.36)		(0.93)	(1.29)	18.20	5.49	244,991	1.11	1.12	1.27	1.55	84
2006	14.86	0.23	4.15	4.38	(0.36)		(0.45)	(0.81)	18.43	30.44	192,674	1.11	1.12	1.27	1.39	65
2005	11.89	0.27	3.22	3.49	(0.26)		(0.26)	(0.52)	14.86	29.97	96,405	1.11	1.11	1.27	1.95	58
Class I
2010**	$9.41	$0.10	$1.58	$1.68	$(0.24)		$—	$(0.24)	$10.85	18.07%	$254	1.36%	1.37%	1.54%	2.06%	34%
2009	13.72	0.09	(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36	1.37	1.55	1.26	97
2008(6)	18.55	0.13	(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36	1.36	1.52	0.86	52
Enhanced Income Fund
Class A
2010**	$7.21	$0.15	$0.27	$0.42	$(0.19)		$—	$(0.19)	$7.44	5.86%	$214,407	0.60%	0.60%	1.08%	3.97%	43%
2009	8.21	0.29	(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60	0.60	1.06	4.30	132
2008	9.92	0.49	(1.68)	(1.19)	(0.52)		—	(0.52)	8.21	(12.42)	314,795	0.60	0.60	1.04	5.40	42
2007	10.11	0.57	(0.27)	0.30	(0.49)		—	(0.49)	9.92	2.96	620,931	0.60	0.60	1.03	5.67	43
2006(8)	10.00	0.10	0.01	0.11	—		—	—	10.11	1.10	235,981	0.60	0.60	1.10	5.54	70
Class I
2010**	$7.20	$0.14	$0.27	$0.41	$(0.17)		$—	$(0.17)	$7.44	5.82%	$63	0.85%	0.85%	1.34%	3.70%	43%
2009	8.20	0.25	(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85	0.85	1.31	3.73	132
2008	9.91	0.43	(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85	0.85	1.29	4.82	42
2007(10)	10.25	0.15	(0.35)	(0.20)	(0.14)		—	(0.14)	9.91	(2.01)	11	1.09	1.09	1.56	5.78	43

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2010**	$9.98	$0.24	$0.38	$0.62	$(0.24)	$—	$(0.24)	$10.36	6.21%	$2,462,808	0.67%	0.67%	0.85%	4.64%	94%
2009	9.37	0.50	0.62	1.12	(0.51)	—	(0.51)	9.98	12.55	2,450,746	0.67	0.67	0.86	5.42	329
2008	10.19	0.51	(0.82)	(0.31)	(0.51)	—	(0.51)	9.37	(3.25)	3,686,633	0.66	0.66	0.84	5.12	335
2007	10.29	0.50	(0.10)	0.40	(0.50)	—	(0.50)	10.19	4.00	4,600,629	0.64	0.64	0.84	4.89	413
2006	10.44	0.47	(0.11)	0.36	(0.48)	(0.03)	(0.51)	10.29	3.60	4,293,309	0.63	0.63	0.84	4.62	478
2005	10.65	0.40	(0.11)	0.29	(0.41)	(0.09)	(0.50)	10.44	2.83	4,094,011	0.61	0.61	0.84	3.83	557
Class I
2010**	$9.97	$0.22	$0.39	$0.61	$(0.22)	$—	$(0.22)	$10.36	6.21%	$14,244	0.89%	0.89%	1.10%	4.42%	94%
2009	9.36	0.48	0.62	1.10	(0.49)	—	(0.49)	9.97	12.32	13,658	0.89	0.89	1.11	5.21	329
2008	10.19	0.49	(0.84)	(0.35)	(0.48)	—	(0.48)	9.36	(3.58)	8,090	0.90	0.90	1.09	4.87	335
2007	10.29	0.41	(0.03)	0.38	(0.48)	—	(0.48)	10.19	3.74	12,890	0.89	0.89	1.09	3.96	413
2006	10.43	0.45	(0.11)	0.34	(0.45)	(0.03)	(0.48)	10.29	3.44	14,035	0.88	0.88	1.09	4.37	478
2005	10.65	0.38	(0.12)	0.26	(0.39)	(0.09)	(0.48)	10.43	2.48	12,979	0.86	0.86	1.09	3.60	557
U.S. Fixed Income Fund
Class A
2010**	$10.28	$0.17	$0.11	$0.28	$(0.18)	$(0.04)	$(0.22)	$10.34	2.80%	$895,112	0.66%	0.66%	0.83%	3.29%	129%
2009(9)	10.00	0.08	0.27	0.35	(0.07)	—	(0.07)	10.28	3.55	677,723	0.66	0.66	0.87	3.23	51
High Yield Bond Fund
Class A
2010**	$6.52	$0.34	$0.58	$0.92	$(0.30)	$(0.02)	$(0.32)	$7.12	14.42%	$1,455,050	0.89%	0.89%	1.13%	9.96%	57%
2009	6.57	0.60	(0.02)	0.58	(0.56)	(0.07)	(0.63)	6.52	11.88	1,289,964	0.89	0.89	1.15	11.03	98
2008	8.26	0.66	(1.60)	(0.94)	(0.66)	(0.09)	(0.75)	6.57	(12.09)	1,076,379	0.88	0.88	1.13	8.73	69
2007	8.38	0.67	(0.11)	0.56	(0.68)	—	(0.68)	8.26	6.72	1,247,613	0.86	0.86	1.12	7.89	91
2006	8.50	0.65	(0.12)	0.53	(0.65)	—	(0.65)	8.38	6.51	1,068,711	0.86	0.86	1.12	7.69	126
2005	8.58	0.64	(0.08)	0.56	(0.64)	—	(0.64)	8.50	6.71	1,599,921	0.86	0.86	1.12	7.46	132
Class I
2010**	$6.53	$0.33	$0.59	$0.92	$(0.30)	$(0.02)	$(0.32)	$7.13	14.37%	$263	1.11%	1.11%	1.38%	9.72%	57%
2009	6.58	0.58	(0.01)	0.57	(0.55)	(0.07)	(0.62)	6.53	11.65	200	1.11	1.11	1.40	10.45	98
2008(6)	8.26	0.66	(1.61)	(0.95)	(0.64)	(0.09)	(0.73)	6.58	(12.20)	47	1.11	1.11	1.38	8.96	69
Real Return Fund
Class A
2010**	$10.19	$0.08	$0.23	$0.31	$(0.14)	$(0.01)	$(0.15)	$10.35	3.05%	$131,584	0.45%	0.45%	0.85%	1.50%	92%
2009(9)	10.00	0.10	0.09	0.19	—	—	—	10.19	1.90	83,568	0.45	0.45	0.88	4.11	23
Multi-Strategy Alternative Fund
Class A
2010(13)	$10.00	$—	$—	$—	$—	$—	$—	$10.00	—%	$100	—%	—%	—%	—%	—%

†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
**	For the six month period ended March 31, 2010. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.
(5)	For the year or period ended March 31.
(6)	Commenced operations on October 1, 2007. All ratios for the period have been annualized.
(7)	Commenced operations on October 28, 2004. All ratios for the period have been annualized.
(8)	Commenced operations on July 27, 2006. All ratios for the period have been annualized.
(9)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(10)	Commenced operations on June 29, 2007. All ratios for the period have been annualized.
(11)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.
(12)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(13)	Commenced operations on March 31, 2010. Fund did not generate any income or expenses during the period indicated.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	119

Notes to Financial Statements (Unaudited)

March 31, 2010

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 21 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation and Multi-Strategy Alternative Funds (each a “Fund,” collectively the “Funds”). The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective, policies, and strategies.

As of March 31, 2010, the Prime Obligation Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with GAAP, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended March 31, 2010, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no reverse repurchase agreements outstanding as of March 31, 2010.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	121

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2010

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. To the extent consistent with its Investment Objective and Strategies, a Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The Global Managed Volatility and Core Fixed Income Funds held Forward Foreign currency contracts as of March 31, 2010, as disclosed in the Funds Schedules of Investments.

Futures Contracts — All Funds, with the exception of the Real Estate, U.S. Fixed Income, High Yield Bond, Real Return and Multi-Strategy Alternative Funds, utilized futures contracts during the six month period ended March 31, 2010. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. To the extent consistent with its Investment Objective and Strategies, a Fund may also invest in financial option/swaption contracts to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option/swaption contracts as of March 31, 2010 as disclosed in the Fund’s Schedules of Investments.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. At March 31, 2010, none of the Funds held any short positions.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	123

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2010

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2010, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2010, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Value Fund
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$468	0.08%

Small Cap Growth Fund
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$2	—%
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	420	0.10
Titanium Asset Management Warrants	147,800	08/06/07	08/06/07	—	—	—
Value Creation	145,600	08/10/06	08/10/06	1,491	108	0.02

				$2,336	$530	0.12%

Small Cap Fund
Oil Sands Warrants	1,200	10/06/09	10/06/09	$—	$—	—%
Scorpio Mining PIPE	52,300	10/06/09	10/06/09	46	48	0.02
Thunderbird Resorts PIPE	15,400	10/06/09	10/06/09	61	46	0.01

				$107	$94	0.03%

Real Estate Fund
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$475	0.20%

Enhanced Income Fund
JHT Holding	38	12/16/08	12/16/08	$60	$36	0.02%

High Yield Bond Fund
Aventine Renewable Energy Holdings	$986	04/17/10	04/17/10	$912	$1,035	0.07%
Quebecore Media (Escrow Security)	$1,915	09/24/09	09/24/09	—	105	0.01
Continental Airlines	$1,192	05/04/09	05/04/09	820	1,120	0.08
VSS AHC, Cl A	38,453	10/08/09	10/08/09	485	459	0.03

				$2,217	$2,719	0.19%

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income and Real Return Funds; are declared and paid annually for the Global Managed Volatility and Multi-Strategy Alternative Funds; and declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in REITs — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2010, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $52.2 million, and is the seller (“providing protection”) on a total notional amount of $47.7 million,. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$159,489	—	$(26,823,640)	$475,909	$(26,188,242)
Maximum potential amount of future payments	$(4,280,000)	—	$(40,089,372)	$(3,286,644)	$(47,656,016)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	$(2,000,000)	$(2,000,000)

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	125

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2010

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-1,500	—	$(4,280,000)	$(3,286,644)	—	—	$(7,566,644)
1,501-3,000	—	—	—	—	$(14,633,956)	$(14,633,956)
3,001-4,500	—	—	—	—	$(15,650,000)	$(15,650,000)
> than 4,501	—	—	—	—	$(9,805,416)	$(9,805,416)
Total	—	$(4,280,000)	$(3,286,644)	—	$(40,089,372)	$(47,656,016)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of March 31, 2010 was as follows:

	Asset Derivatives			Liability Derivatives
	For the six month period ended March 31, 2010 ($ Thousands)			For the six month period ended March 31, 2010 ($ Thousands)
	Statement of Assets and Liabilites Location	Fair Value		Statement of Assets and Liabilites Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$580		Unrealized loss on forward foreign currency contracts	$1,282
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	91	*	Net Assets — Unrealized depreciation on futures contracts	—

Total Derivatives not accounted for as hedging instruments		$671			$1,282

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$130	*	Net Assets — Unrealized depreciation on futures contracts	$831	*
	Net Assets — Unrealized appreciation on swap contracts	161	†	Net Assets — Unrealized depreciation on swap contracts	1,182	†
	Investments, at value	—		Options written, at value	64
	Investments, at value	—		Swaptions written, at value	1,319
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	116	*	Unrealized gain on forward foreign currency contracts	—
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	2,361	†	Net Assets — Unrealized depreciation on swap contracts	11,696	†

Total Derivatives not accounted for as hedging instruments		$2,768			$15,092

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the six month period ended March 31, 2010.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Value Fund
Equity contracts	$—	$—	$561	$—	$—	$561
Foreign Exchange contracts	—	—	—	(1)	—	(1)
Total	$—	$—	$561	$(1)	$—	$560

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$1,204	$—	$—	$1,204
Foreign Exchange contracts	—	—	—	2,824	—	2,824
Total	$—	$—	$1,204	$2,824	$—	$4,028
Core Fixed Income Fund
Interest Rate contracts	$530	$758	$5,327	$—	$—	$6,615
Credit contracts	—	—	—	—	(6,185)	(6,185)
Foreign Exchange contracts	—	—	—	107	—	107
Total	$530	$758	$5,327	$107	$(6,185)	$537
U.S. Fixed Income Fund
Interest Rate contracts	$—	$—	$131	$—	$—	$131
Credit contracts	—	—	—	—	(204)	(204)
Total	$—	$—	$131	$—	$(204)	$(73)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$161	$—	$161
Equity contracts	—	—	(8)	—	—	(8)
Total	$—	$—	$(8)	$161	$—	$153
Core Fixed Income Fund
Interest rate contracts	$112	$164	$(3,001)	$—	$(503)	$(3,228)
Credit contracts	—	—	—	—	9,198	9,198
Foreign Exchange contacts	—	—	—	33	—	33
Total	$112	$164	$(3,001)	$33	$8,695	$6,003
U.S. Fixed Income Fund
Interest rate contracts	$—	$—	$16	$—	$—	$16
Credit contracts	—	—	—	—	(207)	(207)
Total	$—	$—	$16	$—	$(207)	$(191)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the six month period ended March 31, 2010 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	473	$562
Written	1,655	644
Expired	(459)	(152)
Closing buys	(1,404)	(959)
Balance at the end of period	265	$95

Written swaptions transactions entered into during the six month period ended March 31, 2010 are summarized as follows:

	Core Fixed Income Fund
	Notional Amount (Thousands)	Premium ($ Thousands)
Balance at the beginning of period	64,020	$2,471
Written	24,600	510
Expired	(26,040)	(693)
Closing buys	(26,040)	(693)
Balance at the end of period	36,540	$1,595

At March 31, 2010 the Funds had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	127

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2010

an annual fee of 0.35% of the average daily net assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, High Yield Bond, Real Return and Multi-Strategy Alternative Funds; 0.15% of the average daily net assets of the Tax-Managed Large Cap Class Y; 0.22% of the average daily net assets of the S&P 500 Index Fund; and 0.28% of the average daily net assets of the Core Fixed Income and U.S. Fixed Income Funds. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund, Class A	0.3900%	0.8900%
Large Cap Value Fund, Class A	0.3500	0.8900
Large Cap Value Fund, Class I	0.3500	1.1100
Large Cap Growth Fund, Class A	0.4000	0.8900
Large Cap Growth Fund, Class I	0.4000	1.1100
Tax-Managed Large Cap Fund, Class A	0.4000	0.8900
Tax-Managed Large Cap Fund, Class Y	0.4000	0.5600
S&P 500 Index Fund, Class A	0.0300	0.4300
S&P 500 Index Fund, Class E	0.0300	0.2500
S&P 500 Index Fund, Class I	0.0300	0.6500
Small Cap Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class I	0.6500	1.3600
Small Cap Growth Fund, Class A	0.6500	1.1100
Small Cap Growth Fund, Class I	0.6500	1.3600
Tax-Managed Small Cap Fund, Class A	0.6500	1.1100
Mid-Cap Fund, Class A	0.4000	1.0200
Mid-Cap Fund, Class I	0.4000	1.2600
U.S. Managed Volatility Fund, Class A	0.6500	1.0000
U.S. Managed Volatility Fund, Class I	0.6500	1.2500
Global Managed Volatility Fund, Class A	0.6500	1.1100
Global Managed Volatility Fund, Class I	0.6500	1.3600
Tax-Managed Managed Volatility Fund, Class A	0.6500	1.0000
Real Estate Fund, Class A	0.6500	1.1400
Real Estate Fund, Class I	0.6500	1.3600

	Advisory Fees	Voluntary Expense Limitations
Enhanced Income Fund, Class A	0.4000	0.6000
Enhanced Income Fund, Class I	0.4000	0.8500
Core Fixed Income Fund, Class A	0.2750	0.6700
Core Fixed Income Fund, Class I	0.2750	0.8900
U.S. Fixed Income, Class A	0.2750	0.6600
High Yield Bond Fund, Class A	0.4875	0.8900
High Yield Bond Fund, Class I	0.4875	1.1100
Real Return, Class A	0.2200	0.4500
Multi-Strategy Alternative Fund, Class A	1.5000	0.5000

As of March 31, 2010, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
Analytic Investors, LLC
Aronson+Johnson+Ortiz, L.P.
Delaware Management Company
INTECH Investment management, LLC
Legg Mason Capital Management, Inc.
LSV Asset Management
Neuberger Berman Management, LLC
Quantitative Management Associates, LLC
Large Cap Value Fund
Aronson + Johnson + Ortiz, LP
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
LSV Asset Management
Large Cap Growth Fund
Delaware Management Company
Goldman Sachs Asset Management, L.P.
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
Neuberger Berman Management LLC
Quantitative Management Associates LLC
Tax-Managed Large Cap Fund
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management Inc.
LSV Asset Management
Neuberger Berman Management LLC
Parametric Portfolio Associates
Quantitative Management Associates LLC
S&P 500 Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AQR Capital Management, LLC
Integrity Asset Management LLC
Los Angeles Capital Management and Equity Research, Inc.
Oppenheimer Capital LLC
Robeco Investment Management, Inc.
Wellington Management Company, LLP

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Investment Sub-Adviser
Small Cap Value Fund
Artisan Partners Limited Partnership
Lee Munder Capital Group LLC
LSV Asset Management
Martingale Asset Management, L.P.
Panagora Asset Management, Inc.
Robeco Investment Management, Inc.
Wellington Management Company, LLP
Small Cap Growth Fund
AQR Capital Management, LLC
Janus Capital Management, LLC
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research Inc.
Oppenheimer Capital LLC
Tax-Managed Small Cap Fund
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Parametric Portfolio Associates
Wellington Management Company, LLP
Wells Capital Management, Inc.
Mid-Cap Fund
Martingale Asset Management, L.P.
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Global Managed Volatility Fund
Acadian Asset Management, LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Parametric Portfolio Associates
Real Estate Fund
Security Capital Research and Management, Inc.
Wellington Management Company, LLP
Enhanced Income Fund
UBS Global Asset Management (Americas) Inc.
Wellington Management Company, LLP
Core Fixed Income Fund
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC

Investment Sub-Adviser
High Yield Bond Fund (continued)
Delaware Management Company
Guggenheim Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Real Return Fund
Wellington Management Company, LLP
Multi-Strategy Alternative Fund
SEI Investments Management Corporation

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the “Shareholder Servicing Plans”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to the Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2010 were as follows ($ Thousands):

Large Cap Fund	$10
Large Cap Growth Fund	46
Tax-Managed Large Cap Fund	20
Small Cap Fund	3
Small Cap Value Fund	15
Small Cap Growth Fund	2
Tax-Managed Small Cap Fund	27
Real Estate Fund	8

$131

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended March 31, 2010, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	129

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2010

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap Value, Tax-Managed Large Cap, Small Cap Value and Tax-Managed Small Cap Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2010 were as follows ($ Thousands):

Large Cap Fund	$99
Large Cap Value Fund	378
Tax-Managed Large Cap Fund	168
Small Cap Value Fund	281
Tax-Managed Small Cap Fund	88

$1,104

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six month period ended March 31, 2010, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2010 (Unaudited) and the year or period ended September 30, 2009

	Large Cap Fund(2)	Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	10/01/09 to 03/31/10	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09
Class A:
Shares Issued	142,982	11,062	53,643	8,177	45,603	17,016	110,266	2,554	17,291
Shares Issued in Lieu of Cash Distributions	1,025	1,424	3,739	499	865	1,042	2,568	185	486
Shares Redeemed	(27,460)	(22,527)	(74,868)	(22,889)	(65,464)	(23,478)	(150,117)	(5,256)	(16,504)
Total Class A Transactions	116,547	(10,041)	(17,486)	(14,213)	(18,996)	(5,420)	(37,283)	(2,517)	1,273
Class E:
Shares Issued	—	—	—	—	—	—	—	4,169	11,627
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	428	865
Shares Redeemed	—	—	—	—	—	—	—	(3,664)	(7,857)
Total Class I Transactions	—	—	—	—	—	—	—	933	4,635
Class I:
Shares Issued	—	94	534	75	389	—	—	50	732
Shares Issued in Lieu of Cash Distributions	—	7	18	1	2	—	—	2	11
Shares Redeemed	—	(157)	(413)	(114)	(289)	—	—	(55)	(617)
Total Class I Transactions	—	(56)	139	(38)	102	—	—	(3)	126
Class Y:
Shares Issued	—	—	—	—	—	—	44	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	2	6	—	—
Shares Redeemed	—	—	—	—	—	(28)	(37)	—	—
Total Class Y Transactions	—	—	—	—	—	(26)	13	—	—
Increase (Decrease) in Share Transactions	116,547	(10,097)	(17,347)	(14,251)	(18,894)	(5,446)	(37,270)	(1,587)	6,034

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

	Small Cap Fund(2)	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small Cap Fund		Mid-Cap Fund
	10/01/09 to 03/31/10	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09
Class A:
Shares Issued	33,993	6,243	25,312	4,180	20,496	4,534	25,443	4,979	6,949
Shares Issued in Lieu of Cash Distributions	53	205	1,004	2	10	47	182	31	81
Shares Redeemed	(8,367)	(14,323)	(34,603)	(11,940)	(29,258)	(5,193)	(29,105)	(2,329)	(6,927)
Total Class A Transactions	25,679	(7,875)	(8,287)	(7,758)	(8,752)	(612)	(3,480)	2,681	103
Class I:
Shares Issued	—	71	303	64	236	—	—	38	33
Shares Issued in Lieu of Cash Distributions	—	2	11	—	—	—	—	—	—
Shares Redeemed	—	(116)	(318)	(61)	(169)	—	—	(12)	(16)
Total Class I Transactions	—	(43)	(4)	3	67	—	—	26	17
Increase (Decrease) in Share Transactions	25,679	(7,918)	(8,291)	(7,755)	(8,685)	(612)	(3,480)	2,707	120

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09
Class A:
Shares Issued	7,879	42,006	11,355	32,422	5,811	26,871	7,076	36,459	8,247	25,463
Shares Issued in Lieu of Cash Distributions	348	604	101	—	203	241	483	809	712	950
Shares Redeemed	(11,646)	(43,906)	(7,339)	(27,602)	(4,950)	(16,652)	(8,912)	(32,102)	(12,564)	(32,330)
Total Class A Transactions	(3,419)	(1,296)	4,117	4,820	1,064	10,460	(1,353)	5,166	(3,605)	(5,917)
Class I:
Shares Issued	2	2	1	3	—	—	11	13	2	4
Shares Redeemed	—	—	(1)	(2)	—	—	(2)	(1)	—	—
Total Class I Transactions	2	2	—	1	—	—	9	12	2	4
Increase (Decrease) in Share Transactions	(3,417)	(1,294)	4,117	4,821	1,064	10,460	(1,344)	5,178	(3,603)	(5,913)

	Core Fixed Income Fund		U.S. Fixed Income Fund(1)		High Yield Bond Fund		Real Return Fund(1)		Multi-Strategy Alternative Fund(3)
	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	10/01/09 to 03/31/10	10/01/08 to 09/30/09	03/31/10
Class A:
Shares Issued	34,330	140,720	36,600	70,927	64,229	186,696	6,474	13,379	10
Shares Issued in Lieu of Cash Distributions	5,133	15,730	1,643	424	7,929	18,815	146	—	—
Shares Redeemed	(47,371)	(304,425)	(17,582)	(5,410)	(65,727)	(171,534)	(2,107)	(5,179)	—
Total Class A Transactions	(7,908)	(147,975)	20,661	65,941	6,431	33,977	4,513	8,200	10
Class I:
Shares Issued	357	968	—	—	26	28	—	—	—
Shares Issued in Lieu of Cash Distributions	21	45	—	—	2	2	—	—	—
Shares Redeemed	(372)	(508)	—	—	(22)	(6)	—	—	—
Total Class I Transactions	6	505	—	—	6	24	—	—	—
Increase (Decrease) in Share Transactions	(7,902)	(147,470)	20,661	65,941	6,437	34,001	4,513	8,200	10
(1)	Commenced operations on July 2, 2009.
(2)	Commenced operations on October 1, 2009.
(3)	Commenced operations on March 31, 2010.
Amounts designated as “—” are zero or have been rounded to zero.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	131

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2010

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2010, were as follows:

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Large Cap Fund(1)
Purchases	$—	$1,541,289	$1,541,289
Sales	—	430,505	430,505
Large Cap Value Fund
Purchases	—	378,800	378,800
Sales	—	497,993	497,993
Large Cap Growth Fund
Purchases	—	621,336	621,336
Sales	—	904,341	904,341
Tax-Managed Large Cap Fund
Purchases	—	324,449	324,449
Sales	—	423,851	423,851
S&P 500 Index Fund
Purchases	—	120,295	120,295
Sales	—	171,462	171,462
Small Cap Fund(1)
Purchases	—	335,794	335,794
Sales	—	135,173	135,173
Small Cap Value Fund
Purchases	—	179,961	179,961
Sales	—	264,009	264,009
Small Cap Growth Fund
Purchases	—	179,235	179,235
Sales	—	260,468	260,468
Tax-Managed Small Cap Fund
Purchases	—	90,843	90,843
Sales	—	99,933	99,933
Mid-Cap Fund
Purchases	—	75,748	75,748
Sales	—	73,749	73,749
U.S. Managed Volatility Fund
Purchases	—	72,779	72,779
Sales	—	105,154	105,154
Global Managed Volatility Fund
Purchases	—	168,113	168,113
Sales	—	137,683	137,683
Tax-Managed Managed Volatility
Purchases	—	31,854	31,854
Sales	—	21,244	21,244
Real Estate Fund
Purchases	—	66,872	66,872
Sales	—	91,330	91,330
Enhanced Income Fund
Purchases	33,689	2,616	36,305
Sales	39,849	37,241	77,090
Core Fixed Income Fund
Purchases	1,808,744	358,670	2,167,414
Sales	1,790,177	475,681	2,265,858
U.S Fixed Income Fund
Purchases	866,619	242,192	1,108,811
Sales	801,151	134,374	935,525
High Yield Bond Fund
Purchases	—	713,586	713,586
Sales	597	670,613	671,210

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Real Return Fund
Purchases	$136,691	$—	$136,691
Sales	96,420	—	96,420
Multi-Strategy Alternative Fund(2)
Purchases	—	98	98
Sales	—	—	—

(1)	For the period October 1, 2009 through March 31, 2010.
(2)	For March 31, 2010.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, investments in swaps, master limited partnerships, municipal bonds, collateralized debt obligations, distribution reclassification, REIT income reclassification, foreign currency transactions, accretion and amortization on defaulted bonds reclassification and net operating losses have been reclassified to/from the following accounts as of September 30, 2009:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income/(Loss) ($ Thousands)	Accumulated Realized Gain/(Loss) ($ Thousands)
Large Cap Value Fund	$—	$439	$(439)
Large Cap Growth Fund	—	117	(117)
Tax-Managed Large Cap Fund	—	237	(237)
S&P 500 Index Fund	—	175	(175)
Small Cap Value Fund	—	971	(971)
Small Cap Growth Fund	(102)	342	(240)
Tax-Managed Small Cap Fund	(3)	122	(119)
Mid-Cap Fund	—	73	(73)
U.S. Managed Volatility	—	34	(34)
Global Managed Volatility Fund	66	(11,877)	11,811
Tax-Managed Managed Volatility Fund	—	15	(15)
Real Estate Fund	(37)	1,998	(1,961)
Enhanced Income Fund	—	(2,162)	2,162
Core Fixed Income Fund	43	9,116	(9,159)
U.S. Fixed Income Fund	—	(68)	68
High Yield Bond Fund	—	10,611	(10,611)
Real Return Fund	—	1	(1)

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

The tax character of dividends and distributions paid during the years or periods ended September 30, 2009 and September 30, 2008 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Value Fund	2009	$47,585	$—	$—	$47,585
	2008	93,371	282,073	—	375,444
Large Cap Growth Fund	2009	13,318	—	—	13,318
	2008	11,663	—	—	11,663
Tax-Managed Large Cap Fund	2009	24,031	—	—	24,031
	2008	30,277	—	—	30,277
S&P 500 Index Fund	2009	25,778	10,295	—	36,073
	2008	30,514	81,651	—	112,165
Small Cap Value Fund	2009	7,732	3,167	—	10,899
	2008	35,546	106,276	—	141,822
Small Cap Growth Fund	2009	98	—	—	98
	2008	728	86,250	—	86,978
Tax-Managed Small Cap Fund	2009	1,496	—	—	1,496
	2008	4,502	20,515	—	25,017
Mid-Cap Fund	2009	1,064	—	—	1,064
	2008	7,244	10,547	—	17,791
U.S. Managed Volatility Fund	2009	5,650	—	—	5,650
	2008	15,544	11,019	—	26,563
Global Managed Volatility Fund	2009	—	—	—	—
	2008	7,306	774	—	8,080
Tax-Managed Managed Volatility Fund	2009	2,063	—	—	2,063
	2008	375	—	—	375
Real Estate Fund	2009	6,053	—	37	6,090
	2008	8,331	11,379	1,951	21,661
Enhanced Income Fund	2009	7,069	—	—	7,069
	2008	27,075	—	—	27,075
Core Fixed Income Fund	2009	153,774	—	—	153,774
	2008	217,874	—	—	217,874
U.S. Fixed Income Fund	2009	4,508	—	—	4,508
High Yield Bond Fund	2009	111,099	—	—	111,099
	2008	123,943	—	—	123,943
Real Return Fund	2009	—	—	—	—

As of September 30, 2009, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Value Fund	$7,581	$—	$(61,698)	$(509,105)	$—	$17,774	$—	$(545,448)
Large Cap Growth Fund	2,313	—	(1,089,193)	(394,221)	—	189,585	—	(1,291,516)
Tax-Managed Large Cap Fund	4,009	—	(324,438)	(323,617)	—	104,875	—	(539,171)
S&P 500 Index Fund	5,815	—	(5,841)	(37,225)	—	460,292	—	423,041
Small Cap Value Fund	1,782	—	(59,890)	(141,408)	—	8,099	11	(191,406)
Small Cap Growth Fund	—	—	(119,606)	(222,945)	—	45,864	(130)	(296,817)
Tax-Managed Small Cap Fund	101	—	(24,197)	(70,772)	—	25,591	11	(69,266)
Mid-Cap Fund	174	—	(21,942)	(38,236)	—	13,501	—	(46,503)
U.S. Managed Volatility Fund	1,155	—	(20,519)	(98,669)	—	29,908	—	(88,125)
Global Managed Volatility Fund	793	—	(27,992)	(36,082)	(14,568)	15,739	863	(61,247)
Tax-Managed Managed Volatility Fund	591	—	(5,025)	(16,629)	—	15,834	—	(5,229)
Real Estate Fund	2,685	—	(93,497)	(8,772)	—	7,929	630	(91,025)
Enhanced Income Fund	2,320	—	(35,788)	(61,350)	—	(40,097)	—	(134,915)
Core Fixed Income Fund	6,610	—	(52,922)	(68,559)	—	(180,436)	(9,227)	(304,534)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	133

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2010

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
U.S. Fixed Income Fund	$4,071	$—	$—	$—	$—	$14,577	$(1,843)	$16,805
High Yield Bond Fund	14,230	—	(222,302)	(137,848)	—	(73,146)	(11,772)	(430,838)
Real Return Fund	740	—	—	—	—	712	(7)	1,445

Post October losses represent losses realized on investment transactions from November 1, 2008 through September 30, 2009 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Expires 2011 ($ Thousands)	Expires 2010 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$61,698	$—	$—	$—	$—	$—	$—	$—	$61,698
Large Cap Growth Fund	64,163	—	—	—	—	7,113	625,971	391,946	1,089,193
Tax-Managed Large Cap Fund	52,635	—	—	—	—	16,066	203,461	52,276	324,438
S&P 500 Index Fund	5,841	—	—	—	—	—	—	—	5,841
Small Cap Value Fund	59,890	—	—	—	—	—	—	—	59,890
Small Cap Growth Fund	119,606	—	—	—	—	—	—	—	119,606
Tax-Managed Small Cap Fund	24,197	—	—	—	—	—	—	—	24,197
Mid-Cap Fund	21,639	303	—	—	—	—	—	—	21,942
U.S. Managed Volatility	20,519	—	—	—	—	—	—	—	20,519
Global Managed Volatility Fund	27,992	—	—	—	—	—	—	—	27,992
Tax-Managed Managed Volatility Fund	5,025	—	—	—	—	—	—	—	5,025
Real Estate Fund	—	93,497	—	—	—	—	—	—	93,497
Enhanced Income Fund	31,835	3,427	526	—	—	—	—	—	35,788
Core Fixed Income Fund	2,581	—	40,684	9,657	—	—	—	—	52,922
High Yield Bond Fund	63,877	3,037	21,474	8,149	—	—	57,113	68,652	222,302

During the year ended September 30, 2009, none of the Funds utilized capital loss carryforward to offset capital gains.

For Federal income tax purposes, the cost of securities owned at March 31, 2010, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2010, were as follows:

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Large Cap Fund	$1,166,708	$127,361	$(12,320)	$115,041
Large Cap Value Fund	1,765,995	399,600	(153,410)	246,190
Large Cap Growth Fund	1,674,371	433,671	(23,243)	410,428
Tax-Managed Large Cap Fund	1,510,667	422,323	(94,382)	327,941
S&P 500 Index Fund	1,026,255	660,449	(65,689)	594,760
Small Cap Fund	222,070	35,195	(6,132)	29,063
Small Cap Value Fund	670,184	119,363	(44,883)	74,480
Small Cap Growth Fund	430,698	96,630	(17,339)	79,291
Tax-Managed Small Cap Fund	239,091	70,750	(12,110)	58,640
Mid-Cap Fund	160,074	27,360	(2,741)	24,619

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
U.S. Managed Volatility Fund	$317,148	$65,210	$(5,747)	$59,463
Global Managed Volatility Fund	236,161	308,203	(287,732)	20,471
Tax-Managed Managed Volatility Fund	165,999	36,017	(1,991)	34,026
Real Estate	244,513	68,553	(9,912)	58,641
Enhanced Income Fund	225,910	3,183	(14,241)	(11,058)
Core Fixed Income Fund	2,839,907	131,789	(208,541)	(76,752)
U.S. Fixed Income Fund	1,004,454	20,699	(3,326)	17,373
High Yield Bond Fund	1,399,435	112,117	(66,523)	45,594
Real Return Fund	145,304	1,700	(274)	1,426
Multi-Strategy Alternative Fund	98	—	—	—

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the

Trust’s and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

11. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the Financial Statements as of March 31, 2010.

13. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of a Fund’s holdings may currently be lower than shown in the Summary Schedules of Investments (“SOI”). The values shown in the SOI’s were the market values as of March 31, 2010 and do not reflect any market events after March 31, 2010.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	135

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 10/01/09	Ending Account Value 03/31/10	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,111.20	0.89%	$4.68
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,110.60	0.89%	$4.68
Class I Shares	1,000.00	1,109.30	1.11%	5.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11%	5.59
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,122.40	0.89%	$4.71
Class I Shares	1,000.00	1,121.10	1.11%	5.87
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11%	5.59

	Beginning Account Value 10/01/09	Ending Account Value 03/31/10	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,113.20	0.89%	$4.69
Class Y Shares	1,000.00	1,114.50	0.56%	2.95
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,022.14	0.56%	2.82
S &P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,115.20	0.43%	$2.27
Class E Shares	1,000.00	1,116.30	0.25%	1.32
Class I Shares	1,000.00	1,114.00	0.65%	3.43
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.79	0.43%	$2.17
Class E Shares	1,000.00	1,023.68	0.25%	1.26
Class I Shares	1,000.00	1,021.69	0.65%	3.28
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,122.40	1.14%	$6.03
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.25	1.14%	$5.74

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

	Beginning Account Value 10/01/09	Ending Account Value 03/31/10	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,135.50	1.14%	$6.07
Class I Shares	1,000.00	1,134.30	1.36%	7.24
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36%	6.84
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,127.40	1.11%	$5.89
Class I Shares	1,000.00	1,126.20	1.36%	7.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36%	6.84
Tax-Managed Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,156.10	1.11%	$5.97
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.40	1.11%	$5.59
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,135.90	1.02%	$5.43
Class I Shares	1,000.00	1,134.60	1.26%	6.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.85	1.02%	$5.14
Class I Shares	1,000.00	1,018.65	1.26%	6.34
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,112.70	1.00%	$5.27
Class I Shares	1,000.00	1,112.30	1.25%	6.58
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.95	1.00%	$5.04
Class I Shares	1,000.00	1,018.70	1.25%	6.29
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,057.50	1.11%	$5.69
Class I Shares	1,000.00	1,057.10	1.35%	6.92
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.20	1.35%	6.79
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,116.60	1.00%	$5.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.95	1.00%	$5.04
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,182.30	1.14%	$6.20
Class I Shares	1,000.00	1,180.70	1.36%	7.39
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36%	6.84
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,058.60	0.60%	$3.08
Class I Shares	1,000.00	1,058.20	0.85%	4.36
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.94	0.60%	$3.02
Class I Shares	1,000.00	1,020.69	0.85%	4.28
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,062.10	0.67%	$3.44
Class I Shares	1,000.00	1,062.10	0.89%	4.58
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.59	0.67%	$3.38
Class I Shares	1,000.00	1,020.49	0.89%	4.48

	Beginning Account Value 10/01/09	Ending Account Value 03/31/10	Annualized Expense Ratios	Expense Paid During Period*
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,028.00	0.66%	$3.34
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.64	0.66%	$3.33
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,144.20	0.89%	$4.76
Class I Shares	1,000.00	1,143.70	1.11%	5.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11%	5.59
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,030.50	0.45%	$2.28
Hypothetical 5% Return
Class A Shares	1,000.00	1,022.69	0.45%	2.27

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

The SIMT Multi-Strategy Alternative Fund commenced operations on March 31, 2010. No values are shown in the “Disclosure of Fund Expenses” as the Fund did not incur any expenses for the one-day of operation.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	137

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services to the series of the Trust (the “Funds”), provides direct investment management for the Multi-Strategy Alternative Fund and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of certain Funds, except for the Multi-Strategy Alternative Fund, which is directly managed by SIMC. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

At the December 9-10, 2009 and March 24-25, 2010 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010	139

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (concluded)

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2009

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-092 (3/10)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund , Real Return Fund and Multi-Strategy Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 10.9%
99 Cents Only Stores *	14,200	$232
Abercrombie & Fitch, Cl A	2,400	110
Advance Auto Parts	3,700	155
Aeropostale *	33,446	964
Amazon.com *	72,155	9,793
American Eagle Outfitters	5,000	93
American Greetings, Cl A	14,200	296
Apollo Group, Cl A *	38,650	2,369
ArvinMeritor *	4,700	63
Autoliv	20,900	1,077
Autonation *	1,700	31
Autozone *	283	49
Bed Bath & Beyond *	3,300	144
Best Buy	33,600	1,429
Big 5 Sporting Goods	2,900	44
Big Lots *	19,300	703
BorgWarner *	2,800	107
Brinker International	1,600	31
Brink’s Home Security Holdings *	4,618	196
Cablevision Systems, Cl A	13,710	331
Career Education *	4,900	155
Carmax *	14,000	352
Carnival	800	31
CBS, Cl B	1,100	15
Chico’s FAS	62,800	906
Chipotle Mexican Grill, Cl A *	6,000	676
Coach	102,810	4,063
Comcast, Cl A	344,660	6,487
Cooper Tire & Rubber	7,600	145
Core-Mark Holding *	1,800	55
Darden Restaurants	15,900	708
Deckers Outdoor *	2,300	317
DeVry	900	59
Dick’s Sporting Goods *	2,000	52
DIRECTV, Cl A *	147,991	5,004
Discovery Communications, Cl C *	12,100	356
DISH Network, Cl A	59,074	1,230
Dollar Tree *	11,100	657
DreamWorks Animation SKG, Cl A *	4,400	173
Eastman Kodak	391,600	2,267
Education Management *	15,500	339
Expedia	11,500	287
Family Dollar Stores	22,900	838
Ford Motor *	638,454	8,025
Fossil *	6,000	227
Gannett	46,000	760
Gap	87,200	2,015
Garmin	30,300	1,166
Gentex	6,900	134
H&R Block	1,900	34
Hanesbrands *	900	25
Harley-Davidson	1,200	34
Harman International Industries	2,800	131
Helen of Troy *	8,900	232
Home Depot	70,400	2,277

Description	Shares	Market Value ($ Thousands)

International Game Technology	11,500	$212
Interpublic Group *	4,600	38
J.C. Penney	89,300	2,873
Jarden	1,400	47
Johnson Controls	101,774	3,357
Jones Apparel Group	14,300	272
Kenneth Cole Productions, Cl A *	2,800	36
Kohl’s *	7,956	436
Lamar Advertising, Cl A *	400	14
Leggett & Platt	23,900	517
Lennar, Cl A	2,600	45
Liberty Global, Cl A *	22,600	659
Liberty Media - Capital, Ser A *	4,200	153
Liberty Media - Interactive, Cl A *	11,100	170
Liberty Media - Starz *	4,750	260
Limited Brands	12,000	295
LKQ *	22,800	463
Lowe’s	173,435	4,204
Macy’s	112,700	2,454
Madison Square Garden, Cl A *	4,252	92
Marriott International, Cl A	6,636	209
McDonald’s	20,942	1,397
McGraw-Hill	10,300	367
MGM Mirage *	7,300	88
NetFlix *	500	37
Newell Rubbermaid	16,600	252
News, Cl A	73,800	1,063
Nike, Cl B	69,024	5,073
Nordstrom	1,300	53
NVR *	200	145
Office Depot *	4,600	37
Omnicom Group	5,700	221
O’Reilly Automotive *	3,400	142
Oxford Industries	5,700	116
Penn National Gaming *	500	14
PetSmart	23,600	754
Phillips-Van Heusen	1,600	92
Polo Ralph Lauren	11,400	970
priceline.com *	14,200	3,621
RadioShack	31,000	702
Ross Stores	17,100	914
Royal Caribbean Cruises *	1,300	43
Scholastic	4,100	115
Scripps Networks Interactive, Cl A	6,700	297
Sears Holdings *	36,700	3,979
Service International	24,200	222
Signet Jewelers *	4,100	133
Sonic Automotive, Cl A *	2,800	31
Stanley Black & Decker	2,548	146
Staples	226,220	5,291
Starbucks	22,100	536
Starwood Hotels & Resorts Worldwide	700	33
Superior Industries International	3,200	51
Target	85,075	4,475
Tempur-Pedic International *	16,300	492
Thor Industries	9,300	281
Tiffany	3,300	157

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Time Warner	284,617	$8,900
Time Warner Cable, Cl A	130,100	6,936
TJX	35,100	1,493
TRW Automotive Holdings *	27,500	786
Ulta Salon Cosmetics & Fragrance *	5,500	124
Universal Technical Institute *	4,600	105
Urban Outfitters *	7,000	266
VF	13,218	1,059
Viacom, Cl B *	73,304	2,520
Virgin Media	16,100	278
WABCO Holdings	13,800	413
Walt Disney	106,126	3,705
Whirlpool	18,200	1,588
Williams-Sonoma	3,000	79
Winnebago Industries *	4,100	60
WMS Industries *	4,900	205
Wyndham Worldwide	15,500	399
Yum! Brands	77,900	2,986

		139,497

Consumer Staples — 8.6%
Altria Group	8,407	173
Archer-Daniels-Midland	66,500	1,922
Avon Products	9,100	308
BJ’s Wholesale Club *	900	33
Bunge	23,800	1,467
Campbell Soup	900	32
Casey’s General Stores	16,100	505
Clorox	3,200	205
Coca-Cola	140,805	7,744
Coca-Cola Enterprises	48,800	1,350
Colgate-Palmolive	38,612	3,292
ConAgra Foods	90,100	2,259
Constellation Brands, Cl A *	2,200	36
Corn Products International	800	28
Costco Wholesale	26,050	1,555
CVS Caremark	89,388	3,268
Dean Foods *	62,618	982
Del Monte Foods	63,900	933
Diageo ADR	33,300	2,246
Dole Food *	23,900	283
Dr Pepper Snapple Group	22,100	777
Estee Lauder, Cl A	2,300	149
General Mills	17,700	1,253
Green Mountain Coffee Roasters *	1,900	184
Herbalife	37,400	1,725
Hershey	32,467	1,390
HJ Heinz	7,074	323
Hormel Foods	1,200	50
JM Smucker	4,600	277
Kellogg	7,175	383
Kimberly-Clark	16,184	1,018
Kraft Foods, Cl A	18,839	570
Kroger	2,321	50
Lorillard	6,606	497
Mead Johnson Nutrition, Cl A	52,200	2,716
Medifast *	17,900	450
Molson Coors Brewing, Cl B	1,700	72
NBTY *	4,800	231
PepsiCo	150,817	9,978

Description	Shares	Market Value ($ Thousands)

Philip Morris International	205,029	$10,694
Prestige Brands Holdings *	12,000	108
Procter & Gamble	264,754	16,751
Reynolds American	33,766	1,823
Safeway	65,100	1,618
Sanderson Farms	7,300	391
Sara Lee	235,442	3,280
Smithfield Foods *	6,000	124
SUPERVALU	60,345	1,007
SYSCO	197,077	5,814
Tyson Foods, Cl A	35,976	689
USANA Health Sciences *	1,600	50
Walgreen	271,986	10,088
Wal-Mart Stores	123,320	6,857
Whole Foods Market *	6,600	239

		110,247

Energy — 9.5%
Anadarko Petroleum	5,500	401
Apache	29,300	2,974
Arch Coal	1,100	25
Atwood Oceanics *	1,800	62
Baker Hughes	1,830	86
BJ Services	15,241	326
Cabot Oil & Gas	4,300	158
Cameron International *	4,676	200
Canadian Natural Resources	32,372	2,397
Chesapeake Energy	51,700	1,222
Chevron	294,864	22,359
Cimarex Energy	5,200	309
Concho Resources *	1,300	65
ConocoPhillips	303,933	15,552
Consol Energy	100	4
Continental Resources *	1,800	77
Denbury Resources *	53,473	902
Devon Energy	31,400	2,023
Diamond Offshore Drilling	8,500	755
Dresser-Rand Group *	4,200	132
El Paso	70,700	766
EOG Resources	35,900	3,337
Exxon Mobil	425,332	28,489
FMC Technologies *	2,600	168
Halliburton	92,200	2,778
Helix Energy Solutions Group *	39,500	515
Helmerich & Payne	17,300	659
Hess	10,245	641
Holly	18,300	511
Marathon Oil	121,010	3,829
Massey Energy	400	21
Murphy Oil	113,328	6,368
Nabors Industries *	300	6
National Oilwell Varco	47,034	1,909
Newfield Exploration *	2,000	104
Noble	16,100	673
Noble Energy	1,600	117
Occidental Petroleum	63,860	5,399
Oceaneering International *	1,900	121
Oil States International *	13,500	612
Patterson-UTI Energy	47,600	665
Peabody Energy	7,300	334
PetroHawk Energy *	1,000	20
Pioneer Natural Resources	800	45

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Plains Exploration & Production *	900	$27
Pride International *	1,000	30
Quicksilver Resources *	800	11
Range Resources	34,930	1,637
Rowan *	31,100	905
Schlumberger	57,700	3,662
SEACOR Holdings *	200	16
Smith International	3,489	149
Southwestern Energy *	38,900	1,584
Spectra Energy	18,800	424
St. Mary Land & Exploration	1,200	42
Stone Energy *	23,600	419
Sunoco	16,700	496
Tidewater	2,200	104
Transocean *	26,800	2,315
Unit *	7,500	317
Williams	46,900	1,083
XTO Energy	22,598	1,066

		122,403

Financials — 15.6%
Affiliated Managers Group *	900	71
Aflac	124,716	6,771
Allied World Assurance Holdings	8,900	399
Allstate	126,700	4,094
American Equity Investment Life Holding	8,900	95
American Express	300,394	12,394
American Financial Group	25,500	725
American International Group *	5,600	191
AmeriCredit *	5,300	126
Ameriprise Financial	36,800	1,669
Annaly Capital Management †	102,200	1,756
Anworth Mortgage Asset †	18,300	123
Assurant	25,174	865
AvalonBay Communities †	215	19
Axis Capital Holdings	29,700	928
Bank of America	924,222	16,497
Bank of Hawaii	5,400	243
Bank of New York Mellon	117,532	3,629
BB&T	7,539	244
BlackRock	3,900	849
Boston Properties †	600	45
Brandywine Realty Trust †	41,700	509
BRE Properties, Cl A †	900	32
Brookfield Asset Management, Cl A	25,100	638
Camden Property Trust †	1,500	62
Capital One Financial	93,700	3,880
CB Richard Ellis Group, Cl A *	7,700	122
Charles Schwab	4,300	80
Chimera Investment †	448,213	1,744
Chubb	53,200	2,758
Citigroup *	1,367,348	5,538
CME Group	13,900	4,394
CNA Financial *	21,200	566
Colony Financial †	3,500	70
Comerica	23,200	882
Compass Diversified Holdings	1,800	28
Cowen Group, Cl A *	2,400	14

Description	Shares	Market Value ($ Thousands)

Credicorp	9,300	$820
Cullen/Frost Bankers	300	17
Discover Financial Services	102,598	1,529
Douglas Emmett †	2,200	34
Eaton Vance	4,700	158
Endurance Specialty Holdings	34,800	1,293
Equity Residential †	200	8
Essex Property Trust †	400	36
Everest Re Group	600	49
Federated Investors, Cl B	22,500	594
Fifth Third Bancorp	95,300	1,295
First American	3,800	129
First Citizens BancShares, Cl A	973	193
First Commonwealth Financial	15,900	107
First Community Bancshares	1,700	21
First Horizon National *	1,971	28
Flagstone Reinsurance Holdings	5,400	62
Forest City Enterprises, Cl A *	54,300	782
Franklin Resources	19,781	2,194
Fulton Financial	26,400	269
Genworth Financial, Cl A *	15,100	277
Goldman Sachs Group	65,699	11,210
Greenhill	100	8
Hanover Insurance Group	700	31
Hartford Financial Services Group	34,903	992
HCP †	3,100	102
Health Care †	800	36
Hospitality Properties Trust †	26,700	639
Host Hotels & Resorts †	5,566	82
HRPT Properties Trust †	216,700	1,686
Hudson City Bancorp	152,204	2,155
Huntington Bancshares	182,900	982
IntercontinentalExchange *	32,000	3,590
Invesco	6,400	140
Invesco Mortgage Capital †	5,500	127
Jefferies Group	7,400	175
Jones Lang LaSalle	11,000	802
JPMorgan Chase	441,126	19,740
Keycorp	10,300	80
LaBranche *	18,500	97
Lazard, Cl A	3,600	129
Legg Mason	900	26
Liberty Property Trust †	3,800	129
Lincoln National	3,000	92
Loews	14,957	558
M&T Bank	1,900	151
Macerich †	1,345	52
Mack-Cali Realty †	1,000	35
Marsh & McLennan	2,300	56
Marshall & Ilsley	14,600	118
Mercury General	16,800	734
MetLife	41,742	1,809
MFA Financial †	52,700	388
Moody’s	35,800	1,065
Morgan Stanley	87,462	2,562
MSCI, Cl A *	7,400	267
Nationwide Health Properties †	2,100	74
Nelnet, Cl A	4,100	76
New York Community Bancorp	104,256	1,724
Northern Trust	1,662	92

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

NYSE Euronext	150,835	$4,466
OceanFirst Financial	2,600	30
Parkway Properties †	5,800	109
PartnerRe	100	8
PHH *	17,900	422
Phoenix *	16,300	39
Piper Jaffray *	1,200	48
Plum Creek Timber †	7,568	294
PNC Financial Services Group	50,521	3,016
Presidential Life	5,700	57
Principal Financial Group	7,000	204
Progressive	8,000	153
Prosperity Bancshares	3,400	139
Protective Life	7,500	165
Prudential Financial	71,200	4,308
Public Storage †	1,300	120
Raymond James Financial	1,100	29
Rayonier †	200	9
Regions Financial	28,084	220
Reinsurance Group of America, Cl A	14,500	762
RenaissanceRe Holdings	4,200	238
Resource Capital †	53,000	358
Senior Housing Properties Trust †	32,300	715
Simon Property Group †	1,663	140
SL Green Realty †	1,400	80
SLM *	57,300	718
St. Joe *	1,300	42
StanCorp Financial Group	1,300	62
State Street	72,900	3,291
Stewart Information Services	7,300	101
SunTrust Banks	5,900	158
Susquehanna Bancshares	5,300	52
SWS Group	9,100	105
T. Rowe Price Group	59,913	3,291
Taubman Centers †	20,800	830
TD Ameritrade Holding *	5,600	107
Torchmark	34,471	1,845
Transatlantic Holdings	2,200	116
Travelers	85,652	4,620
Trustco Bank NY	28,300	175
UDR †	8,100	143
United America Indemnity, Cl A *	3,000	29
Unitrin	4,800	135
Unum Group	84,800	2,100
US Bancorp	268,459	6,948
Ventas †	2,100	100
Vornado Realty Trust †	700	53
Waddell & Reed Financial, Cl A	22,100	797
Washington Federal	1,300	26
Webster Financial	3,700	65
Weingarten Realty Investors †	25,800	556
Wells Fargo	658,423	20,490
WesBanco	3,300	54
White Mountains Insurance Group	500	177
XL Capital, Cl A	58,200	1,100
Zions Bancorporation	11,100	242

		200,413

Description	Shares	Market Value ($ Thousands)

Health Care — 13.4%
Abbott Laboratories	73,690	$3,882
Aetna	203,086	7,130
Alexion Pharmaceuticals *	600	33
Allergan	165,465	10,808
Allscripts Healthcare Solutions *	29,000	567
AmerisourceBergen	148,684	4,300
Amgen *	212,690	12,710
Amylin Pharmaceuticals *	3,400	76
Baxter International	36,459	2,122
Beckman Coulter	3,200	201
Becton Dickinson	28,940	2,279
Biogen Idec *	51,862	2,975
Bio-Rad Laboratories, Cl A *	300	31
Boston Scientific *	23,600	170
Bristol-Myers Squibb	178,667	4,770
Bruker BioSciences *	12,000	176
C.R. Bard	1,200	104
Cardinal Health	157,039	5,658
CareFusion *	1,600	42
Celgene *	2,406	149
Cerner *	3,100	264
Charles River Laboratories International *	6,700	263
Cigna	11,391	417
Community Health Systems *	2,800	103
Cooper	1,400	54
Covance *	3,700	227
Coventry Health Care *	12,500	309
Covidien	43,639	2,194
DaVita *	700	44
Dendreon *	6,900	252
Dentsply International	800	28
Edwards Lifesciences *	1,400	138
Eli Lilly	96,789	3,506
Express Scripts *	2,200	224
Forest Laboratories *	74,700	2,343
Genzyme *	84,700	4,390
Gilead Sciences *	110,200	5,012
Health Management Associates, Cl A *	7,300	63
Health Net *	33,800	841
Henry Schein *	1,900	112
Hill-Rom Holdings	5,200	142
Hologic *	1,400	26
Hospira *	5,600	317
Humana *	13,400	627
Idexx Laboratories *	9,500	547
Intuitive Surgical *	4,200	1,462
Inverness Medical Innovations *	3,700	144
Johnson & Johnson	238,413	15,545
Kinetic Concepts *	3,900	187
King Pharmaceuticals *	58,600	689
Laboratory Corp of America Holdings *	5,145	390
Life Technologies *	10,300	538
LifePoint Hospitals *	900	33
Lincare Holdings *	1,000	45
McKesson	91,297	6,000
Medco Health Solutions *	84,828	5,476
Mednax *	4,600	268

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Medtronic	131,492	$5,921
Merck	129,004	4,818
Mettler Toledo International *	5,700	623
Millipore *	1,379	146
Mylan Laboratories *	50,700	1,151
Novo Nordisk ADR	45,100	3,478
OSI Pharmaceuticals *	815	48
Par Pharmaceutical *	10,800	268
Patterson	5,000	155
PerkinElmer	6,700	160
Perrigo	4,300	252
Pfizer	813,215	13,947
Quest Diagnostics	15,200	886
ResMed *	100	6
St. Jude Medical *	34,102	1,400
Stryker	56,100	3,210
Tenet Healthcare *	37,900	217
Teva Pharmaceutical Industries ADR	26,770	1,689
Thermo Fisher Scientific *	24,700	1,271
United Therapeutics *	2,400	133
UnitedHealth Group	350,100	11,438
Universal Health Services, Cl B	9,000	316
Valeant Pharmaceuticals International *	19,900	854
Varian Medical Systems *	500	28
Vertex Pharmaceuticals *	1,400	57
Waters *	2,300	155
Watson Pharmaceuticals *	3,000	125
WellPoint *	92,301	5,942
Zimmer Holdings *	25,300	1,498

		171,595

Industrials — 9.0%
3M	49,345	4,124
Aecom Technology *	1,400	40
AGCO *	800	29
Alexander & Baldwin	2,900	96
Alliant Techsystems *	8,900	723
Avery Dennison	3,800	138
BE Aerospace *	1,200	36
Boeing	29,309	2,128
Bucyrus International, Cl A	400	26
C.H. Robinson Worldwide	1,183	66
Canadian National Railway	12,400	751
Carlisle	20,200	770
Caterpillar	6,200	390
Cintas	200	5
Con-way	3,400	120
Copa Holdings, Cl A	2,400	146
Corrections Corp of America *	12,300	244
Crane	14,700	522
CSX	11,542	588
Cummins	44,387	2,750
Danaher	21,175	1,692
Deere	2,400	143
Delta Air Lines *	74,585	1,088
Dollar Thrifty Automotive Group *	5,700	183
Dover	24,000	1,122
Dun & Bradstreet	174	13
DynCorp International, Cl A *	7,900	91

Description	Shares	Market Value ($ Thousands)

Eaton	10,200	$773
EMCOR Group *	23,800	586
Emerson Electric	36,630	1,844
Ennis	8,100	132
Expeditors International of Washington	116,500	4,301
FedEx	22,000	2,055
Flowserve	1,400	154
Fluor	89,500	4,163
Gardner Denver	23,600	1,039
General Dynamics	71,339	5,507
General Electric	837,444	15,242
Goodrich	30,800	2,172
Graco	1,000	32
Harsco	5,400	172
Hertz Global Holdings *	200	2
Honeywell International	26,721	1,210
Hubbell, Cl B	34,739	1,752
IDEX	7,200	238
Illinois Tool Works	60,017	2,842
ITT	19,018	1,020
JB Hunt Transport Services	1,000	36
Joy Global	18,726	1,060
Kansas City Southern *	2,600	94
KBR	64,600	1,431
Kirby *	1,900	72
L-3 Communications Holdings	27,400	2,511
Lennox International	2,900	129
Lockheed Martin	67,761	5,639
Manpower	8,100	463
Masco	1,600	25
Monster Worldwide *	6,000	100
Mueller Industries	1,300	35
NACCO Industries, Cl A	1,100	82
Norfolk Southern	900	50
Northrop Grumman	79,380	5,205
Oshkosh Truck	23,400	944
Owens Corning *	14,200	361
Parker Hannifin	40,895	2,648
Precision Castparts	2,580	327
Quanta Services *	94,500	1,811
Raytheon	90,071	5,145
Republic Services	29,240	848
Rockwell Automation	16,600	935
Rockwell Collins	34,400	2,153
RR Donnelley & Sons	65,800	1,405
Ryder System	800	31
Schawk, Cl A	3,300	60
Shaw Group *	900	31
Southwest Airlines	5,800	77
Spirit Aerosystems Holdings, Cl A *	5,600	131
SPX	10,900	723
Taser International *	3,900	23
Teleflex	600	38
Textron	4,200	89
Thomas & Betts *	15,000	589
Timken	900	27
Toro	5,600	275
Towers Watson, Cl A	6,900	328
Tyco International	36,300	1,388
Union Pacific	17,778	1,303

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

United Parcel Service, Cl B	46,179	$2,974
United Technologies	111,530	8,210
URS *	300	15
Valmont Industries	500	41
Verisk Analytics, Cl A *	1,400	39
Waste Management	29,675	1,022
WESCO International *	1,300	45
WW Grainger	10,100	1,092

		115,320

Information Technology — 20.4%
Accenture, Cl A	12,700	533
Activision Blizzard	6,000	72
Adobe Systems *	128,420	4,542
Advanced Micro Devices *	9,700	90
Agilent Technologies *	9,500	327
Alliance Data Systems *	1,100	70
Altera	3,700	90
Amdocs *	41,900	1,262
Amphenol, Cl A	1,900	80
Analog Devices	8,300	239
Ansys *	2,300	99
AOL *	741	19
Apple *	92,628	21,761
Applied Materials	4,400	59
Arrow Electronics *	4,000	120
Autodesk *	61,300	1,803
Automatic Data Processing	1,201	53
Avnet *	40,900	1,227
AVX	2,900	41
BMC Software *	17,100	650
Brightpoint *	10,900	82
Broadcom, Cl A	27,700	919
Broadridge Financial Solutions	14,200	303
Brocade Communications Systems *	9,000	51
CA	129,400	3,037
Cadence Design Systems *	9,900	66
Cirrus Logic *	8,600	72
Cisco Systems *	607,217	15,806
Citrix Systems *	48,265	2,291
Cognizant Technology Solutions, Cl A *	10,600	540
CommScope *	1,100	31
Computer Sciences *	52,867	2,881
Corning	118,400	2,393
Cree *	2,900	204
Cypress Semiconductor *	2,400	28
Dell *	280,558	4,211
Diebold	2,400	76
Dolby Laboratories, Cl A *	300	18
DST Systems	5,500	228
eBay *	252,400	6,802
EMC *	419,450	7,567
Equinix *	800	78
F5 Networks *	5,600	344
Factset Research Systems	2,900	213
Fairchild Semiconductor International *	4,600	49
Fidelity National Information Services	21,231	498
Fiserv *	5,700	289

Description	Shares	Market Value ($ Thousands)

Flextronics International *	94,200	$738
Flir Systems *	1,300	37
Global Payments	3,000	137
Google, Cl A *	30,566	17,331
Harris	28,800	1,368
Hewlett-Packard	260,464	13,844
IAC *	8,300	189
Ingram Micro, Cl A *	81,631	1,433
Intel	511,401	11,384
International Business Machines	156,515	20,073
Intersil, Cl A	17,200	254
Intuit *	127,200	4,368
Iron Mountain	500	14
Jabil Circuit	148,110	2,398
Juniper Networks *	5,000	153
Kla-Tencor	11,100	343
Lam Research *	10,400	388
Lender Processing Services	6,000	226
Lexmark International, Cl A *	2,000	72
Linear Technology	6,200	175
Loral Space & Communications *	1,200	42
LSI Logic *	5,900	36
Marvell Technology Group *	57,500	1,172
Mastercard, Cl A	15,400	3,911
Maxim Integrated Products	7,800	151
McAfee *	12,500	502
Microchip Technology	10,000	282
Micron Technology *	348,037	3,616
Micros Systems *	6,400	210
Microsoft	894,315	26,177
Molex	3,400	71
Motorola *	55,700	391
National Instruments	1,000	33
National Semiconductor	18,400	266
NetApp *	13,700	446
NeuStar, Cl A *	2,300	58
Nokia ADR	161,500	2,510
Novellus Systems *	9,200	230
Nuance Communications *	88,400	1,471
Nvidia *	1,600	28
ON Semiconductor *	400	3
Oplink Communications *	900	17
Oracle	126,669	3,254
Paychex	71,100	2,183
PMC - Sierra *	35,600	317
Power Integrations	1,200	49
QLogic *	1,800	37
Qualcomm	293,800	12,337
Quest Software *	25,100	447
Rackspace Hosting *	106,300	1,991
Rambus *	5,200	114
Red Hat *	57,500	1,683
Rovi *	8,300	308
SAIC *	35,700	632
Salesforce.com *	2,900	216
Seagate Technology	133,712	2,442
Silicon Laboratories *	3,000	143
Sybase *	1,200	56
Symantec *	239,656	4,055
Synopsys *	2,900	65

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Tech Data *	21,000	$880
Tellabs	19,300	146
Teradata *	112,200	3,241
Teradyne *	700	8
Texas Instruments	344,021	8,418
Total System Services	15,500	243
Trimble Navigation *	1,700	49
Tyco Electronics	20,400	561
Varian Semiconductor Equipment Associates *	900	30
VeriSign *	143,900	3,743
Visa, Cl A	97,175	8,846
Vishay Intertechnology *	22,800	233
VMware, Cl A *	1,300	69
WebMD Health, Cl A *	4,599	213
Western Digital *	47,500	1,852
Western Union	37,600	638
Xerox	92,918	906
Xilinx	8,000	204
Yahoo! *	151,600	2,506
Zebra Technologies, Cl A *	5,200	154

		262,031

Materials — 3.3%
Air Products & Chemicals	7,200	532
Airgas	1,152	73
Albemarle	3,600	153
Alcoa	74,200	1,057
Alpha Natural Resources *	592	30
Ashland	17,600	929
Ball	15,200	811
Bemis	22,900	658
Boise *	12,900	79
Cabot	1,200	36
Celanese, Ser A	22,500	717
CF Industries Holdings	1,349	123
Compass Minerals International	400	32
Crown Holdings *	8,900	240
Cytec Industries	1,100	51
Dow Chemical	2,800	83
E.I. Du Pont de Nemours	117,030	4,358
Eagle Materials	900	24
Eastman Chemical	16,800	1,070
Ecolab	300	13
FMC	200	12
Freeport-McMoRan Copper & Gold, Cl B	51,785	4,326
Greif, Cl A	2,600	143
Huntsman	237,161	2,858
International Flavors & Fragrances	600	29
International Paper	28,400	699
Lubrizol	25,500	2,339
MeadWestvaco	10,500	268
Monsanto	42,112	3,008
Nalco Holding	97,800	2,379
Newmont Mining	41,442	2,111
Nucor	33,000	1,497
Owens-Illinois *	5,100	181
Packaging Corp of America	1,300	32
Pactiv *	4,300	108
PPG Industries	5,200	340

Description	Shares	Market Value ($ Thousands)

Praxair	30,115	$2,500
Reliance Steel & Aluminum	12,500	615
Rock-Tenn, Cl A	17,200	784
RPM International	10,300	220
Scotts Miracle-Gro, Cl A	900	42
Sealed Air	11,000	232
Sigma-Aldrich	700	38
Solutia *	2,600	42
Sonoco Products	17,300	533
Southern Copper	52,600	1,666
Spartech *	9,900	116
Stepan	1,300	73
Syngenta ADR	48,300	2,681
Temple-Inland	5,200	106
Terra Industries	3,613	165
Valspar	6,700	197
Walter Energy	2,200	203
WR Grace *	3,900	108

		41,720

Telecommunication Services — 2.8%
AT&T	721,388	18,641
BCE	22,700	666
CenturyTel	12,701	450
Crown Castle International *	111,200	4,251
NII Holdings *	18,000	750
Qwest Communications International	3,700	19
SBA Communications, Cl A *	1,900	68
Sprint Nextel *	494,640	1,880
Telephone & Data Systems	21,200	718
tw telecom, Cl A *	800	15
Verizon Communications	275,645	8,550

		36,008

Utilities — 3.3%
AES *	644,000	7,084
Allegheny Energy	4,500	104
Alliant Energy	12,600	419
Ameren	24,100	629
American Electric Power	40,500	1,384
American Water Works	4,700	102
Aqua America	13,200	232
Atmos Energy	22,000	629
Calpine *	14,000	166
CMS Energy	9,900	153
Constellation Energy Group	8,500	298
Dominion Resources	40,300	1,657
DPL	35,597	968
DTE Energy	33,496	1,494
Edison International	85,700	2,928
Energen	30,286	1,409
Entergy	13,900	1,131
Equities	10,300	422
Exelon	56,699	2,484
FirstEnergy	34,594	1,352
FPL Group	38,500	1,861
Great Plains Energy	2,000	37
Hawaiian Electric Industries	1,400	31
Integrys Energy Group	19,534	926
Mirant *	72,300	785
National Fuel Gas	5,500	278
NiSource	52,200	825

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

NorthWestern	1,500	$40
NRG Energy *	6,100	128
NSTAR	47,767	1,692
NV Energy	77,500	956
OGE Energy	16,700	650
Oneok	2,200	100
PG&E	23,436	994
Pinnacle West Capital	2,700	102
PPL	21,540	597
Public Service Enterprise Group	95,302	2,813
Questar	1,800	78
Sempra Energy	37,192	1,856
Southern Union	60,100	1,525
TECO Energy	4,800	76
Xcel Energy	39,871	845

		42,240

Total Common Stock (Cost $1,126,433) ($ Thousands)		1,241,474

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	36,024,392	36,024

Total Cash Equivalent (Cost $36,024) ($ Thousands)		36,024

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.326%, 02/10/11	$400	399
0.130%, 06/03/10	3,736	3,735
U.S. Cash Management Bills
0.000%, 06/10/10	117	117

Total U.S. Treasury Obligations (Cost $4,251) ($ Thousands)		4,251

Total Investments — 99.9% (Cost $1,166,708) ($ Thousands)		$1,281,749

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	63	Jun-2010	$58
S&P 500 Composite Index	89	Jun-2010	418
S&P Mid 400 Index E-MINI	43	Jun-2010	41

			$517

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,283,092 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the rate effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures.

ADR — American Depositary Receipt

CL — Class

Ser — Series

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 10.4%
Abercrombie & Fitch, Cl A	12,800	$584
Autoliv (A)	133,800	6,895
Autonation * (A)	5,300	96
Big Lots *	13,200	481
BorgWarner *	2,800	107
Brinker International	83,800	1,616
Cablevision Systems, Cl A	75,000	1,810
Carmax * (A)	45,300	1,138
Carnival	19,500	758
CBS, Cl B (A)	180,600	2,518
Coach (A)	87,400	3,454
Comcast, Cl A (A)	1,273,300	23,964
DIRECTV, Cl A *	215,510	7,286
Discovery Communications, Cl C *	15,200	447
DISH Network, Cl A	106,100	2,209
DreamWorks Animation SKG, Cl A *	21,700	855
Expedia	3,500	87
Family Dollar Stores (A)	45,500	1,666
Foot Locker	27,800	418
Ford Motor * (A)	754,600	9,485
Gannett (A)	142,000	2,346
Gap	271,700	6,279
Garmin (A)	9,800	377
Harley-Davidson (A)	43,000	1,207
Harman International Industries	12,300	575
Hasbro	65,000	2,488
Home Depot	297,300	9,618
International Game Technology	7,500	138
Interpublic Group *	74,600	621
J.C. Penney	93,600	3,011
Jarden	67,900	2,260
Johnson Controls	52,900	1,745
Kohl’s *	13,200	723
Lamar Advertising, Cl A * (A)	2,700	93
Lennar, Cl A (A)	45,600	785
Liberty Global, Cl A * (A)	68,700	2,003
Liberty Media - Capital, Ser A *	7,600	276
Liberty Media - Interactive, Cl A *	21,800	334
Liberty Media - Starz *	23,400	1,280
Limited Brands (A)	203,100	5,000
Lowe’s	48,000	1,164
Macy’s	285,400	6,213
Madison Square Garden, Cl A *	33,150	720
Marriott International, Cl A (A)	66,969	2,111
Mattel	6,300	144
MDC Holdings	900	31
MGM Mirage * (A)	62,300	747
Mohawk Industries *	5,700	310
New York Times, Cl A * (A)	41,700	464
Newell Rubbermaid (A)	117,300	1,783
News, Cl A	406,500	5,858
NVR *	1,200	872
Office Depot *	2,300	18
Penn National Gaming *	20,000	556
PetSmart	93,000	2,972

Description	Shares	Market Value ($ Thousands)

Phillips-Van Heusen	7,400	$424
Polo Ralph Lauren	1,700	145
Pulte Homes * (A)	9,445	106
RadioShack (A)	137,100	3,103
Royal Caribbean Cruises *	9,900	327
Scripps Networks Interactive, Cl A (A)	29,200	1,295
Sears Holdings * (A)	24,200	2,624
Service International	171,500	1,574
Sherwin-Williams (A)	36,300	2,457
Stanley Black & Decker	10,140	582
Starwood Hotels & Resorts Worldwide	13,800	644
Tiffany	6,200	294
Time Warner	315,733	9,873
Time Warner Cable, Cl A (A)	164,424	8,765
TRW Automotive Holdings *	4,400	126
VF	4,500	361
Viacom, Cl B *	225,800	7,763
Virgin Media (A)	68,800	1,187
WABCO Holdings	4,700	140
Walt Disney	335,000	11,695
Wendy’s, Cl A	50,800	254
Whirlpool (A)	88,200	7,696
Williams-Sonoma	11,200	295
Wyndham Worldwide (A)	131,400	3,381
Wynn Resorts *	300	23

		196,130

Consumer Staples — 5.5%
Archer-Daniels-Midland	140,400	4,058
BJ’s Wholesale Club *	72,000	2,663
Brown-Forman, Cl B (A)	42,900	2,550
Bunge	10,700	659
Campbell Soup (A)	128,900	4,557
Central European Distribution *	2,500	88
Coca-Cola	55,500	3,052
Coca-Cola Enterprises	122,700	3,394
ConAgra Foods	263,900	6,616
Constellation Brands, Cl A *	11,100	182
Corn Products International	66,400	2,301
CVS Caremark	298,700	10,921
Del Monte Foods	339,400	4,955
Dr Pepper Snapple Group	35,300	1,242
Energizer Holdings *	2,400	150
General Mills	13,000	920
Herbalife	107,800	4,972
Hershey (A)	7,800	334
HJ Heinz	1,500	68
Hormel Foods	3,400	143
JM Smucker	18,100	1,091
Kimberly-Clark	42,600	2,679
Kraft Foods, Cl A	68,759	2,079
Kroger	213,700	4,629
Lorillard	1,700	128
Mead Johnson Nutrition, Cl A	17,300	900
Molson Coors Brewing, Cl B	10,800	454
NBTY *	12,500	600
Philip Morris International	49,600	2,587
Procter & Gamble	264,800	16,754
Safeway	273,300	6,794
Sara Lee (A)	370,700	5,164

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Smithfield Foods * (A)	67,600	$1,402
SUPERVALU (A)	134,837	2,249
Tyson Foods, Cl A	102,800	1,969
Whole Foods Market * (A)	10,100	365

		103,669

Energy — 17.1%
Anadarko Petroleum	41,300	3,008
Apache	92,700	9,409
Arch Coal	10,900	249
Atwood Oceanics *	4,000	138
Baker Hughes (A)	33,300	1,560
BJ Services	82,400	1,763
Cabot Oil & Gas (A)	37,900	1,395
Cameron International *	10,000	429
Chesapeake Energy (A)	44,500	1,052
Chevron	744,700	56,471
Cimarex Energy (A)	55,200	3,278
Concho Resources *	9,400	473
ConocoPhillips	588,586	30,118
Denbury Resources * (A)	55,200	931
Devon Energy	83,700	5,393
Diamond Offshore Drilling (A)	25,400	2,256
El Paso	357,500	3,875
EOG Resources	15,900	1,478
Exxon Mobil (A)	1,409,200	94,388
FMC Technologies *	40,100	2,592
Forest Oil *	11,100	287
Frontline	10,400	318
Halliburton	111,000	3,344
Helix Energy Solutions Group * (A)	149,100	1,943
Helmerich & Payne	3,700	141
Hess	62,700	3,922
Marathon Oil	443,600	14,035
Massey Energy	200	10
Murphy Oil	127,800	7,181
Nabors Industries * (A)	21,900	430
National Oilwell Varco	158,600	6,436
Newfield Exploration *	52,700	2,743
Noble	61,300	2,563
Noble Energy	17,900	1,307
Occidental Petroleum	192,400	16,265
Oil States International * (A)	66,100	2,997
Patterson-UTI Energy (A)	233,400	3,261
Pioneer Natural Resources	6,600	372
Plains Exploration & Production *	17,900	537
Pride International *	11,600	349
Range Resources (A)	25,000	1,172
Rowan * (A)	105,600	3,074
SandRidge Energy * (A)	48,300	372
Schlumberger (A)	134,500	8,535
SEACOR Holdings *	2,400	194
Smith International	12,100	518
Spectra Energy	28,300	638
St. Mary Land & Exploration	14,900	519
Sunoco (A)	99,600	2,959
Superior Energy Services *	2,400	50
Tesoro (A)	102,000	1,418
Tidewater (A)	58,300	2,756
Unit *	24,400	1,032

Description	Shares	Market Value ($ Thousands)

Valero Energy	133,800	$2,636
Williams	239,000	5,521
XTO Energy	44,900	2,118

		322,209

Financials — 23.5%
Aflac	53,300	2,894
Alexandria Real Estate Equities † (A)	2,600	176
Allied World Assurance Holdings	10,300	462
Allstate	381,400	12,323
AMB Property †	16,700	455
American Express	151,400	6,247
American Financial Group	134,500	3,827
American International Group * (A)	46,400	1,584
AmeriCredit * (A)	22,400	532
Ameriprise Financial	194,200	8,809
Annaly Capital Management †	211,500	3,633
Apartment Investment & Management, Cl A † (A)	149,800	2,758
Arthur J. Gallagher	5,100	125
Associated Banc-Corp (A)	27,800	384
Assurant	155,500	5,346
AvalonBay Communities † (A)	2,088	180
Axis Capital Holdings	74,700	2,335
Bank of America	2,267,569	40,476
Bank of Hawaii	7,000	315
Bank of New York Mellon	228,422	7,054
BB&T (A)	98,400	3,187
BlackRock	6,800	1,481
Boston Properties † (A)	9,600	724
Brandywine Realty Trust †	39,600	483
BRE Properties, Cl A † (A)	5,500	197
Brookfield Asset Management, Cl A	128,300	3,261
Camden Property Trust †	19,400	808
Capital One Financial (A)	42,600	1,764
Chimera Investment †	153,300	596
Chubb (A)	184,800	9,582
Citigroup * (A)	3,428,700	13,886
City National (A)	4,500	243
CME Group	15,000	4,742
Comerica (A)	163,700	6,227
Credicorp	48,500	4,277
Cullen/Frost Bankers	2,400	134
Discover Financial Services	156,200	2,327
Douglas Emmett † (A)	21,500	330
Duke Realty †	19,000	236
Endurance Specialty Holdings (A)	165,400	6,145
Equity Residential †	3,600	141
Essex Property Trust † (A)	4,100	369
Everest Re Group	32,300	2,614
Federal Realty Investment Trust † (A)	1,000	73
Fidelity National Financial, Cl A	9,000	133
Fifth Third Bancorp	132,200	1,797
First American	34,400	1,164
First Horizon National * (A)	25,184	354

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Forest City Enterprises, Cl A *	4,200	$60
Franklin Resources (A)	74,300	8,240
Fulton Financial	32,100	327
Genworth Financial, Cl A *	37,900	695
Goldman Sachs Group	149,100	25,441
Hartford Financial Services Group	94,700	2,691
HCC Insurance Holdings	1,200	33
HCP † (A)	15,800	521
Hospitality Properties Trust †	122,900	2,943
Host Hotels & Resorts † (A)	46,145	676
HRPT Properties Trust † (A)	438,400	3,411
Hudson City Bancorp	293,000	4,149
Huntington Bancshares	770,900	4,140
Invesco	80,900	1,773
Jefferies Group (A)	16,200	383
Jones Lang LaSalle	44,500	3,244
JPMorgan Chase	1,170,000	52,358
Keycorp (A)	391,000	3,030
Legg Mason (A)	23,300	668
Leucadia National * (A)	32,700	811
Liberty Property Trust † (A)	41,000	1,391
Lincoln National (A)	150,667	4,625
Loews	104,700	3,903
M&T Bank (A)	19,900	1,580
Macerich † (A)	2,757	106
Mack-Cali Realty †	4,700	166
Marsh & McLennan	18,500	452
Marshall & Ilsley	230,200	1,853
Mercury General (A)	44,000	1,924
MetLife	54,800	2,375
Morgan Stanley	330,700	9,686
Nationwide Health Properties †	4,100	144
NYSE Euronext	223,700	6,624
PNC Financial Services Group (A)	179,055	10,689
Progressive	226,100	4,316
Protective Life (A)	37,400	822
Prudential Financial	107,400	6,498
Raymond James Financial (A)	47,300	1,265
Rayonier † (A)	5,000	227
Regency Centers † (A)	4,500	169
Regions Financial (A)	423,084	3,321
Senior Housing Properties Trust †	121,200	2,685
Simon Property Group † (A)	17,411	1,461
SL Green Realty † (A)	8,400	481
SLM *	146,700	1,837
StanCorp Financial Group	11,700	557
State Street	61,500	2,776
Sunstone Hotel Investors * †	104,912	1,172
SunTrust Banks (A)	51,800	1,388
T. Rowe Price Group (A)	80,000	4,394
Taubman Centers † (A)	108,000	4,311
TCF Financial (A)	29,100	464
Torchmark	12,500	669
Transatlantic Holdings	23,500	1,241
Travelers	299,900	16,177
UDR † (A)	39,400	695
Unum Group	212,300	5,259
US Bancorp	456,300	11,809
Validus Holdings	1,100	30

Description	Shares	Market Value ($ Thousands)

Ventas † (A)	10,300	$489
Vornado Realty Trust †	2,400	182
Washington Federal	17,400	353
Wells Fargo	1,140,595	35,495
White Mountains Insurance Group	2,900	1,030
XL Capital, Cl A (A)	57,400	1,085
Zions Bancorporation (A)	88,700	1,935

		442,895

Health Care — 9.6%
Abbott Laboratories	32,300	1,702
Aetna	88,100	3,093
AmerisourceBergen	221,200	6,397
Amgen *	83,300	4,978
Boston Scientific *	218,600	1,578
Bristol-Myers Squibb	116,700	3,116
Cardinal Health	4,300	155
CareFusion *	5,400	143
Charles River Laboratories International * (A)	17,600	692
Cigna	131,600	4,814
Community Health Systems *	16,200	598
Cooper (A)	14,100	548
Coventry Health Care *	172,300	4,259
Eli Lilly (A)	238,900	8,653
Endo Pharmaceuticals Holdings *	88,100	2,087
Forest Laboratories *	206,000	6,460
Health Net *	61,100	1,520
Hill-Rom Holdings	29,200	795
Hologic * (A)	38,000	705
Humana *	79,200	3,704
Inverness Medical Innovations * (A)	6,800	265
Johnson & Johnson	272,400	17,761
Kinetic Concepts * (A)	63,400	3,031
King Pharmaceuticals * (A)	301,700	3,548
Life Technologies *	17,400	909
LifePoint Hospitals *	1,200	44
Lincare Holdings *	3,700	166
McKesson	19,900	1,308
Mednax *	27,400	1,594
Medtronic	32,500	1,463
Merck	449,857	16,802
Mylan Laboratories * (A)	28,900	656
PerkinElmer	52,700	1,260
Pfizer	2,464,622	42,268
Tenet Healthcare *	26,900	154
Thermo Fisher Scientific *	15,300	787
UnitedHealth Group	361,300	11,804
Universal Health Services, Cl B	49,600	1,741
Watson Pharmaceuticals * (A)	10,900	455
WellPoint *	213,000	13,713
Zimmer Holdings *	72,200	4,274

		180,000

Industrials — 9.8%
AGCO * (A)	9,700	348
Alexander & Baldwin (A)	20,100	664
Avery Dennison	11,900	433
BE Aerospace *	2,300	70
Boeing	139,400	10,122

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Canadian National Railway	46,000	$2,787
Carlisle	14,100	537
Caterpillar (A)	26,200	1,647
Con-way (A)	26,200	920
Corrections Corp of America * (A)	71,700	1,424
Crane	12,300	437
CSX	31,300	1,593
Cummins	49,100	3,042
Deere	43,300	2,574
Dover	59,800	2,796
Eaton	12,500	947
EMCOR Group *	66,900	1,648
Equifax	4,200	151
FedEx	43,300	4,044
Gardner Denver	79,700	3,510
GATX	4,500	129
General Cable *	1,500	41
General Dynamics	133,700	10,321
General Electric	2,912,600	53,010
Graco	5,500	176
Harsco	68,400	2,185
Hertz Global Holdings * (A)	23,900	239
Honeywell International (A)	41,900	1,897
Illinois Tool Works	120,300	5,697
ITT	7,000	375
Joy Global	1,600	90
Kansas City Southern * (A)	30,600	1,107
KBR	197,500	4,377
Kirby * (A)	22,500	859
L-3 Communications Holdings	44,300	4,059
Lockheed Martin	20,100	1,673
Manpower	60,700	3,467
Masco	41,600	646
Monster Worldwide * (A)	34,700	577
Norfolk Southern	52,700	2,945
Northrop Grumman	189,000	12,393
Oshkosh Truck	12,900	520
Owens Corning *	5,200	132
PACCAR	3,200	139
Parker Hannifin	15,200	984
Quanta Services *	19,600	375
Raytheon	111,400	6,363
Republic Services	10,100	293
Rockwell Automation (A)	46,200	2,604
RR Donnelley & Sons	408,400	8,719
Ryder System	8,300	322
Southwest Airlines	32,600	431
Spirit Aerosystems Holdings, Cl A *	23,500	549
SPX (A)	8,200	544
Teleflex	2,500	160
Terex *	2,600	59
Textron (A)	35,000	743
Thomas & Betts * (A)	20,600	808
Timken	5,900	177
Trinity Industries	6,800	136
Tyco International	132,600	5,072
Union Pacific	44,000	3,225
United Parcel Service, Cl B	43,300	2,789
United Technologies	39,800	2,930
URS *	4,300	213

Description	Shares	Market Value ($ Thousands)

WESCO International *	5,200	$180

		184,424

Information Technology — 5.9%
Activision Blizzard	42,700	515
Advanced Micro Devices *	28,800	267
Amdocs *	86,200	2,595
AOL *	19,239	486
Applied Materials	210,600	2,839
Arrow Electronics *	41,200	1,241
Autodesk *	16,400	483
Avnet *	148,900	4,467
Broadridge Financial Solutions	9,400	201
Brocade Communications Systems *	88,300	504
CA	4,300	101
CommScope *	7,800	218
Computer Sciences *	69,000	3,760
Corning	41,500	839
Diebold	4,900	156
eBay *	175,600	4,732
EMC *	80,200	1,447
Fairchild Semiconductor International *	13,300	142
Fidelity National Information Services	50,800	1,191
Harris	124,800	5,927
Hewlett-Packard	226,700	12,049
IAC *	4,200	96
Ingram Micro, Cl A *	128,600	2,257
Intel	650,500	14,480
International Business Machines	10,000	1,282
Intersil, Cl A (A)	46,900	692
Itron *	1,900	138
Jabil Circuit	5,400	88
JDS Uniphase *	11,800	148
Kla-Tencor	85,100	2,631
Lexmark International, Cl A *	19,700	711
LSI Logic *	138,200	846
Marvell Technology Group *	26,900	548
Maxim Integrated Products (A)	37,900	735
Microchip Technology (A)	12,100	341
Micron Technology * (A)	179,000	1,860
Molex (A)	26,700	557
Motorola *	267,200	1,876
NCR *	119,700	1,652
NeuStar, Cl A *	80,500	2,028
Novell *	68,800	412
Novellus Systems * (A)	21,100	527
PMC - Sierra *	83,900	748
Rovi * (A)	23,700	880
Seagate Technology (A)	295,700	5,399
Symantec *	132,800	2,247
Synopsys * (A)	2,800	63
Tech Data * (A)	98,000	4,106
Tellabs	70,600	534
Teradata *	29,600	855
Texas Instruments	206,500	5,053
Total System Services (A)	27,000	423
Vishay Intertechnology *	319,200	3,265
Western Digital *	73,600	2,870

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Xerox	487,009	$4,749
Yahoo! *	59,100	977
Zebra Technologies, Cl A *	4,400	130

		110,364

Materials — 3.7%
Air Products & Chemicals	44,700	3,305
Airgas	2,400	153
Albemarle	36,200	1,543
Alcoa (A)	131,300	1,870
Allegheny Technologies (A)	1,700	92
Aptargroup	1,200	47
Ashland	4,800	253
Ball (A)	48,500	2,589
Bemis	6,100	175
Cabot	24,600	748
CF Industries Holdings (A)	4,400	401
Compass Minerals International (A)	4,000	321
Cytec Industries	17,300	809
Dow Chemical	14,300	423
E.I. Du Pont de Nemours	180,700	6,729
Eastman Chemical	150,500	9,584
Freeport-McMoRan Copper & Gold, Cl B	6,455	539
Greif, Cl A	27,400	1,505
Huntsman	87,700	1,057
International Paper (A)	131,600	3,239
Lubrizol	86,200	7,906
MeadWestvaco	119,400	3,051
Nucor (A)	78,900	3,580
Owens-Illinois *	69,500	2,470
Packaging Corp of America	10,800	266
PPG Industries	33,900	2,217
Reliance Steel & Aluminum	3,600	177
Rock-Tenn, Cl A (A)	46,750	2,130
RPM International (A)	51,800	1,105
Sealed Air	69,700	1,469
Sonoco Products	172,900	5,324
Southern Copper (A)	123,600	3,914
Steel Dynamics	1,300	23
Temple-Inland	11,100	227
Terra Industries	10,700	490
United States Steel (A)	1,100	70
Valspar	12,300	363
Vulcan Materials	1,400	66
Weyerhaeuser (A)	7,500	339

		70,569

Telecommunication Services — 5.7%
AT&T	2,337,395	60,398
CenturyTel (A)	138,687	4,918
Crown Castle International *	57,500	2,198
NII Holdings *	90,900	3,787
Qwest Communications International	49,300	257
Sprint Nextel *	762,400	2,897
Telephone & Data Systems	91,800	3,108
Verizon Communications (A)	955,500	29,640

		107,203

Utilities — 5.6%
AES *	133,000	1,463

Description	Shares	Market Value ($ Thousands)

AGL Resources	67,900	$2,624
Alliant Energy	163,200	5,428
Ameren	79,400	2,071
American Electric Power	162,500	5,554
American Water Works	44,600	971
Atmos Energy	1,800	51
Calpine *	57,100	679
CMS Energy (A)	240,000	3,710
Constellation Energy Group	22,900	804
DPL	6,700	182
DTE Energy	196,800	8,777
Edison International	170,900	5,840
Energen	156,800	7,296
Entergy	42,400	3,449
Exelon	134,900	5,910
FirstEnergy	71,200	2,783
FPL Group	65,300	3,156
Great Plains Energy	10,300	191
Hawaiian Electric Industries	11,200	252
Integrys Energy Group	6,300	299
MDU Resources Group	36,000	777
Mirant *	384,200	4,172
National Fuel Gas	30,200	1,526
NiSource (A)	56,600	894
NRG Energy *	56,000	1,170
NV Energy	237,500	2,928
OGE Energy	6,100	238
Oneok	12,500	571
Pepco Holdings (A)	156,600	2,686
PG&E (A)	129,100	5,476
Pinnacle West Capital	73,900	2,788
Public Service Enterprise Group	167,000	4,930
Questar	29,900	1,292
RRI Energy *	32,700	121
Sempra Energy	100,400	5,010
Southern Union	320,800	8,139
TECO Energy (A)	47,700	758
Xcel Energy	3,100	66

		105,032

Total Common Stock (Cost $1,571,017) ($ Thousands)		1,822,495

AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P.,
0.210% (B)**††	157,054,366	151,767

Total Affiliated Partnership (Cost $157,054) ($ Thousands)		151,767

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	32,279,797	32,280

Total Cash Equivalent (Cost $32,280) ($ Thousands)		32,280

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills
0.117%, 06/03/10	$5,645	$5,643

Total U.S. Treasury Obligation (Cost $5,644) ($ Thousands)		5,643

Total Investments — 106.9% (Cost $1,765,995) ($ Thousands)		$2,012,185

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	204	Jun-2010	$561

For the period ended March 31, 2010 , the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,882,657 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $151,940 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of March 31, 2010 was $151,767 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

Ser — Series

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9% ‡

Consumer Discretionary — 10.7%
99 Cents Only Stores *	23,100	$377
Abercrombie & Fitch, Cl A	5,900	269
Advance Auto Parts	14,300	599
Aeropostale *	8,050	232
Amazon.com *	153,335	20,812
American Eagle Outfitters	34,300	635
American Greetings, Cl A	27,900	581
AnnTaylor Stores *	6,000	124
Autonation *	7,000	127
Autozone *	4,969	860
Bed Bath & Beyond * (A)	54,860	2,401
Best Buy	43,800	1,863
Big 5 Sporting Goods	3,600	55
BorgWarner *	4,800	183
Brink’s Home Security Holdings *	20,800	885
Career Education *	31,200	987
Carmax *	41,400	1,040
Chico’s FAS	216,700	3,125
Chipotle Mexican Grill, Cl A *	7,200	811
Coach (A)	210,645	8,325
Comcast, Cl A	74,514	1,402
Cooper Tire & Rubber	27,900	531
Core-Mark Holding *	7,200	220
Darden Restaurants	6,500	290
Deckers Outdoor *	400	55
DeVry	20,200	1,317
Dick’s Sporting Goods *	13,500	353
DIRECTV, Cl A *	135,714	4,589
Discovery Communications, Cl C *	77,300	2,273
Dollar Tree *	35,000	2,073
Education Management *	25,900	567
Expedia	35,400	883
Family Dollar Stores	1,100	40
Gap	79,000	1,826
Garmin	7,200	277
Gentex	46,000	894
Guess?	1,500	71
H&R Block	16,100	287
Harman International Industries	10,300	482
Helen of Troy *	7,400	193
Hillenbrand	3,800	84
Home Depot	8,200	265
International Game Technology	35,700	659
John Wiley & Sons, Cl A	2,100	91
Johnson Controls	238,492	7,868
Kohl’s *	37,600	2,060
Leggett & Platt	74,900	1,621
Limited Brands	18,700	460
LKQ *	33,900	688
Lowe’s	682,634	16,547
Macy’s	5,300	115
Maidenform Brands *	12,500	273
Marriott International, Cl A	12,217	385
Mattel	7,900	180
McDonald’s	181,560	12,114
McGraw-Hill	52,500	1,872

Description	Shares	Market Value ($ Thousands)

MGM Mirage *	2,700	$32
Monro Muffler	2,200	79
NetFlix *	1,500	111
Newell Rubbermaid	43,400	660
Nike, Cl B (A)	244,660	17,983
Nordstrom	1,000	41
NVR *	300	218
Omnicom Group	26,600	1,032
O’Reilly Automotive *	39,700	1,656
Oxford Industries	10,200	207
PetSmart	11,200	358
Phillips-Van Heusen	21,100	1,210
Polo Ralph Lauren	12,700	1,080
priceline.com * (A)	40,400	10,302
RadioShack	4,600	104
Ross Stores	81,500	4,358
Scripps Networks Interactive, Cl A	28,500	1,264
Sherwin-Williams	1,100	74
Skechers U.S.A., Cl A *	11,700	425
Snap-On	2,200	95
Staples (A)	785,571	18,375
Starbucks	102,400	2,485
Stein Mart *	4,600	42
Strayer Education	400	97
Superior Industries International	4,000	64
Target	380,955	20,038
Tempur-Pedic International *	31,100	938
Texas Roadhouse, Cl A *	33,100	460
Thor Industries	28,500	861
Tiffany	23,800	1,130
Time Warner	140,056	4,380
TJX	82,300	3,499
TRW Automotive Holdings *	51,200	1,463
Universal Technical Institute *	3,600	82
Urban Outfitters *	29,300	1,114
VF	16,900	1,355
Viacom, Cl B *	82,903	2,850
WABCO Holdings	8,600	257
Williams-Sonoma	2,700	71
WMS Industries *	21,700	910
Wyndham Worldwide	3,200	82
Yum! Brands	121,500	4,657

		214,695

Consumer Staples — 12.7%
Altria Group	99,640	2,044
Archer-Daniels-Midland	112,700	3,257
Avon Products	172,052	5,827
BJ’s Wholesale Club *	2,600	96
Brown-Forman, Cl B	1,600	95
Campbell Soup	11,000	389
Clorox	11,900	763
Coca-Cola	520,483	28,626
Coca-Cola Enterprises	120,200	3,325
Colgate-Palmolive (A)	148,774	12,685
Costco Wholesale (A)	201,870	12,054
CVS Caremark	46,031	1,683
Dean Foods *	40,900	642
Diageo ADR (A)	94,570	6,379
Estee Lauder, Cl A	16,100	1,044

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Flowers Foods	4,700	$116
General Mills	14,600	1,034
Green Mountain Coffee Roasters *	12,500	1,210
Hansen Natural *	1,500	65
Herbalife	17,500	807
Hershey	8,400	360
HJ Heinz	7,100	324
Kellogg	34,800	1,859
Kimberly-Clark	11,800	742
Kraft Foods, Cl A	111,590	3,374
Kroger	5,900	128
Lorillard	25,900	1,949
McCormick	2,300	88
Mead Johnson Nutrition, Cl A	149,320	7,769
Medifast *	55,100	1,385
Molson Coors Brewing, Cl B	4,300	181
NBTY *	21,100	1,012
Nu Skin Enterprises, Cl A	7,900	230
PepsiCo	633,439	41,908
Philip Morris International	412,090	21,495
Procter & Gamble	729,793	46,174
Reynolds American	5,600	302
Sara Lee	45,300	631
SYSCO	400	12
USANA Health Sciences *	6,700	211
Walgreen	392,252	14,549
Wal-Mart Stores	485,710	27,005
Whole Foods Market *	25,700	929

		254,758

Energy — 4.2%
Cameron International *	15,652	671
Canadian Natural Resources	88,542	6,556
Denbury Resources * (A)	132,242	2,231
Diamond Offshore Drilling	5,500	488
Dresser-Rand Group *	11,100	349
El Paso	10,000	108
EOG Resources	82,300	7,649
Exxon Mobil	151,900	10,174
FMC Technologies *	6,900	446
Halliburton	312,240	9,408
Occidental Petroleum	105,331	8,905
Oceaneering International *	7,100	451
Peabody Energy	8,600	393
Pride International *	6,200	187
Range Resources (A)	91,499	4,289
Schlumberger (A)	273,011	17,325
Southwestern Energy *	179,703	7,317
Suncor Energy	79,388	2,583
Transocean *	49,100	4,241
Unit *	3,900	165
Williams	16,500	381

		84,317

Financials — 5.1%
Affiliated Managers Group *	4,900	387
Aflac	91,634	4,975
Alexandria Real Estate Equities †	1,700	115
American Express	344,012	14,194
American International Group *	11,600	396
AmeriCredit *	3,300	78

Description	Shares	Market Value ($ Thousands)

Ameriprise Financial	16,700	$758
Arthur J. Gallagher	4,400	108
Axis Capital Holdings	4,000	125
Bank of New York Mellon (A)	243,501	7,519
BlackRock	6,200	1,350
Capital One Financial	7,800	323
CB Richard Ellis Group, Cl A *	12,500	198
Charles Schwab (A)	222,635	4,161
CME Group	42,585	13,462
Endurance Specialty Holdings	27,700	1,029
Federated Investors, Cl B	3,200	84
Forestar Group *	1,800	34
Franklin Resources	18,500	2,052
Genworth Financial, Cl A *	54,700	1,003
Goldman Sachs Group	11,031	1,882
Greenhill	300	25
Hartford Financial Services Group	19,800	563
Health Care †	2,200	99
Hudson City Bancorp	83,500	1,182
IntercontinentalExchange * (A)	72,200	8,099
Jefferies Group	8,200	194
JPMorgan Chase	213,718	9,564
Lincoln National	17,400	534
Marsh & McLennan	4,800	117
Morgan Stanley	109,590	3,210
MSCI, Cl A *	33,600	1,213
Nationwide Health Properties †	2,900	102
Nelnet, Cl A	22,600	419
Northern Trust (A)	92,410	5,107
NYSE Euronext	30,300	897
People’s United Financial	175,170	2,740
Platinum Underwriters Holdings	10,700	397
Principal Financial Group	8,100	237
Prudential Financial	60,700	3,672
Public Storage †	1,000	92
Simon Property Group †	2,800	235
SLM *	138,300	1,732
St. Joe *	2,800	91
State Street	2,700	122
T. Rowe Price Group	11,800	648
TD Ameritrade Holding *	12,100	231
Waddell & Reed Financial, Cl A	7,300	263
Wells Fargo	169,400	5,272
WP Carey	2,400	70

		101,360

Health Care — 16.2%
Abbott Laboratories	300,070	15,808
Aetna	132,166	4,640
Affymetrix *	10,600	78
Alexion Pharmaceuticals *	1,900	103
Allergan	435,067	28,419
Allscripts Healthcare Solutions *	80,100	1,567
AmerisourceBergen	43,200	1,249
Amgen *	246,039	14,703
Amylin Pharmaceuticals *	6,400	144
Baxter International	293,601	17,088
Beckman Coulter	15,200	955
Becton Dickinson	79,337	6,246
Biogen Idec *	100,950	5,791

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Bio-Rad Laboratories, Cl A *	3,200	$331
Boston Scientific *	35,000	253
Bristol-Myers Squibb	219,000	5,847
Bruker BioSciences *	51,800	759
C.R. Bard	37,440	3,243
Celgene *	13,260	822
Cerner *	19,700	1,675
Charles River Laboratories International *	23,100	908
Cigna	8,500	311
Community Health Systems *	17,300	639
Covance *	17,800	1,093
Coventry Health Care *	19,700	487
Covidien	119,135	5,990
DaVita *	6,000	381
Dendreon *	38,000	1,386
Dentsply International	3,500	122
Edwards Lifesciences *	12,100	1,196
Eli Lilly	53,258	1,929
Express Scripts *	52,350	5,327
Genzyme *	140,100	7,261
Gilead Sciences *	395,185	17,973
Health Management Associates, Cl A *	70,500	606
Henry Schein *	8,700	513
Hill-Rom Holdings	13,200	359
Hospira *	38,700	2,192
Humana *	9,100	426
Idexx Laboratories *	34,800	2,003
Intuitive Surgical *	12,100	4,212
Invacare	17,900	475
Inverness Medical Innovations *	20,800	810
Johnson & Johnson	528,362	34,449
Kinetic Concepts *	10,900	521
Laboratory Corp of America Holdings *	7,400	560
Life Technologies *	56,500	2,953
Lincare Holdings *	13,300	597
McKesson	24,812	1,631
Medco Health Solutions *	234,882	15,164
Medicines *	14,000	110
Mednax *	8,300	483
Medtronic	285,200	12,843
Merck	208,060	7,771
Meridian Bioscience	27,600	562
Mettler Toledo International *	23,600	2,577
Millipore *	4,000	422
Mylan Laboratories *	66,000	1,499
Novo Nordisk ADR (A)	108,000	8,329
Par Pharmaceutical *	30,000	744
Patterson	35,300	1,096
PerkinElmer	12,700	304
Perrigo	12,400	728
Pfizer	492,861	8,453
Quest Diagnostics	43,800	2,553
Quidel *	27,900	406
ResMed *	11,200	713
St. Jude Medical * (A)	260,383	10,689
STERIS	10,400	350
Stryker (A)	153,200	8,766
Tenet Healthcare *	185,100	1,059

Description	Shares	Market Value ($ Thousands)

Teva Pharmaceutical Industries ADR (A)	117,364	$7,403
Thermo Fisher Scientific *	118,429	6,092
United Therapeutics *	10,900	603
UnitedHealth Group	360,341	11,772
Universal Health Services, Cl B	2,800	98
Valeant Pharmaceuticals International *	18,300	785
Varian Medical Systems *	5,800	321
VCA Antech *	3,000	84
Vertex Pharmaceuticals *	14,900	609
Waters *	17,000	1,148
WellPoint *	32,700	2,105

		323,672

Industrials — 7.3%
3M	155,746	13,016
Aecom Technology *	5,200	147
Alliant Techsystems *	11,200	911
Avery Dennison	6,900	251
Boeing	17,419	1,265
C.H. Robinson Worldwide	3,166	177
Calgon Carbon *	18,700	320
Carlisle	9,400	358
Caterpillar	12,300	773
Con-way	5,000	176
Copa Holdings, Cl A	13,900	845
Corrections Corp of America *	7,600	151
Crane	23,200	824
Cummins	85,076	5,270
Danaher	95,673	7,645
Deere	900	54
Delta Air Lines *	32,300	471
Dover	45,900	2,146
Dun & Bradstreet	700	52
DynCorp International, Cl A *	21,400	246
Emerson Electric	134,012	6,746
Ennis	5,700	93
Expeditors International of Washington (A)	301,700	11,139
First Solar *	400	49
Flowserve	2,000	221
Fluor	4,000	186
Force Protection *	16,500	99
General Dynamics	11,600	896
Goodrich (A)	92,800	6,544
Graco	10,500	336
Harsco	11,600	370
Herman Miller	6,800	123
Honeywell International	36,900	1,670
Hubbell, Cl B	17,100	862
IHS, Cl A *	3,400	182
Interline Brands *	2,100	40
ITT	19,100	1,024
JB Hunt Transport Services	2,300	82
Joy Global	22,800	1,290
Kennametal	12,300	346
Kirby *	2,500	95
Lennox International	12,400	549
Lockheed Martin	28,515	2,373
Masco	500	8
Monster Worldwide *	7,000	116

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

MSC Industrial Direct, Cl A	5,700	$289
Mueller Industries	2,600	70
NACCO Industries, Cl A	700	52
Norfolk Southern	11,500	643
Northrop Grumman	28,948	1,898
Owens Corning *	33,400	850
PACCAR	1,050	46
Pall	4,900	198
Parker Hannifin (A)	95,661	6,193
Precision Castparts	11,721	1,485
Quanta Services *	256,000	4,905
Raytheon	142,039	8,113
Republic Services	40,000	1,161
Robert Half International	2,300	70
Rockwell Automation	10,000	564
Rockwell Collins	98,928	6,192
RR Donnelley & Sons	4,500	96
Shaw Group *	1,300	45
Southwest Airlines	59,200	783
Spirit Aerosystems Holdings, Cl A *	7,100	166
Taser International *	30,700	180
Teleflex	4,200	269
Timken	9,200	276
Toro	6,200	305
TransDigm Group	9,700	515
Union Pacific	10,000	733
United Parcel Service, Cl B	144,392	9,300
United Technologies	336,493	24,769
Valmont Industries	3,900	323
Verisk Analytics, Cl A *	5,400	152
Waste Connections *	3,500	119
Waste Management	15,300	527
WESCO International *	3,300	115
WW Grainger	36,000	3,892

		145,831

Information Technology — 32.7%
Activision Blizzard	15,500	187
Adobe Systems *	346,179	12,244
Advanced Micro Devices *	17,500	162
Agilent Technologies *	84,800	2,916
Altera	6,700	163
Amdocs *	12,400	373
Amphenol, Cl A	8,700	367
Analog Devices	47,800	1,378
Ansys *	9,200	397
Apple *	340,071	79,893
Arris Group *	40,400	485
Arrow Electronics *	14,900	449
Autodesk *	175,400	5,160
Automatic Data Processing	11,900	529
Avnet *	66,000	1,980
AVX	6,400	91
BMC Software *	61,300	2,329
Brightpoint *	8,600	65
Broadcom, Cl A (A)	313,640	10,407
Broadridge Financial Solutions	28,900	618
Brocade Communications Systems *	30,400	174
Cadence Design Systems *	26,900	179
Cirrus Logic *	51,700	434

Description	Shares	Market Value ($ Thousands)

Cisco Systems *	2,029,772	$52,835
Citrix Systems * (A)	144,519	6,860
Cognizant Technology Solutions, Cl A *	50,000	2,549
Corning	336,083	6,792
Cree *	18,100	1,271
Cypress Semiconductor *	48,900	562
Dell *	122,929	1,845
Diebold	15,700	499
Dolby Laboratories, Cl A *	1,900	112
DST Systems	16,300	676
eBay *	331,588	8,936
EMC *	911,736	16,448
Equinix *	3,200	312
F5 Networks *	30,400	1,870
Factset Research Systems	14,200	1,042
Fidelity National Information Services	100,285	2,351
Fiserv *	11,600	589
Flir Systems *	11,500	324
Global Payments	14,800	674
Google, Cl A *	92,269	52,317
Harris	15,100	717
Hewitt Associates, Cl A *	7,800	310
Hewlett-Packard	500,660	26,610
IAC *	47,600	1,082
Intel	809,615	18,022
International Business Machines	272,852	34,993
Intersil, Cl A	37,800	558
Intuit * (A)	343,400	11,792
Iron Mountain	8,400	230
Jabil Circuit	69,800	1,130
Juniper Networks *	69,200	2,123
Lam Research *	20,100	750
Lender Processing Services	36,100	1,363
Linear Technology	41,500	1,174
Marvell Technology Group *	155,300	3,165
Mastercard, Cl A (A)	49,230	12,504
Maxim Integrated Products	31,400	609
McAfee *	41,200	1,653
Microchip Technology	26,500	746
Micros Systems *	20,900	687
Microsoft	2,343,869	68,605
Motorola *	93,400	656
National Instruments	26,900	897
National Semiconductor	51,500	744
NetApp *	63,900	2,081
NeuStar, Cl A *	6,100	154
Nokia ADR (A)	459,400	7,139
Novellus Systems *	27,300	682
Nuance Communications *	245,400	4,083
Nvidia *	14,300	249
Oracle	1,024,665	26,324
Paychex (A)	202,000	6,201
Pegasystems	6,500	241
Power Integrations	3,600	148
QLogic *	11,500	233
Qualcomm	980,159	41,157
Rackspace Hosting * (A)	293,700	5,501
Rambus *	23,300	509
Red Hat * (A)	185,500	5,430

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Rovi *	36,400	$1,352
Salesforce.com *	8,700	648
Seagate Technology	128,700	2,350
Semtech *	3,400	59
Silicon Laboratories *	19,100	910
Sybase *	9,400	438
Symantec *	476,400	8,061
Synopsys *	5,500	123
Teradata *	323,200	9,337
Teradyne *	20,100	225
Texas Instruments	259,415	6,348
Total System Services	56,100	879
Trimble Navigation *	8,500	244
Varian Semiconductor Equipment Associates *	1,500	50
VeriSign * (A)	348,000	9,052
Visa, Cl A (A)	289,797	26,380
Vishay Intertechnology *	44,800	458
VMware, Cl A *	3,200	171
WebMD Health, Cl A *	26,221	1,216
Western Digital *	79,100	3,084
Western Union	313,430	5,316
Xerox	15,728	153
Xilinx	201,810	5,146
Yahoo! *	55,900	924
Zebra Technologies, Cl A *	28,300	838
Zoran *	16,900	182

		655,040

Materials — 3.4%
Air Products & Chemicals	19,500	1,442
Alcoa	121,400	1,729
Ashland	20,800	1,098
Ball	18,000	961
Boise *	28,900	177
Celanese, Ser A	43,300	1,379
CF Industries Holdings	3,900	356
Compass Minerals International	1,700	136
Crown Holdings *	44,100	1,189
E.I. Du Pont de Nemours	35,000	1,303
Ecolab	80,550	3,540
Freeport-McMoRan Copper & Gold, Cl B (A)	128,446	10,730
International Flavors & Fragrances	2,000	95
Lubrizol	30,600	2,807
Monsanto	134,574	9,611
Nalco Holding (A)	255,100	6,207
NewMarket	3,200	330
Newmont Mining	58,900	3,000
Owens-Illinois *	1,700	60
Packaging Corp of America	3,800	94
Praxair	138,796	11,520
RPM International	34,000	725
Scotts Miracle-Gro, Cl A	14,400	667
Sigma-Aldrich	1,500	80
Southern Copper	47,700	1,511
Syngenta ADR (A)	116,300	6,456
Terra Industries	10,900	499
Walter Energy	11,100	1,024

		68,726

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.2%
American Tower, Cl A *	183,620	$7,824
Crown Castle International *	422,047	16,135
SBA Communications, Cl A *	4,000	144
tw telecom, Cl A *	6,300	115
Windstream	11,500	125

		24,343

Utilities — 0.4%
AES *	140,400	1,545
Allegheny Energy	9,500	218
American Water Works	4,000	87
Calpine *	40,800	485
Centerpoint Energy	13,100	188
Constellation Energy Group	26,200	920
DPL	8,100	220
Equities	28,100	1,152
Exelon	1,200	53
FPL Group	24,100	1,165
Integrys Energy Group	2,300	109
Mirant *	49,100	533
NV Energy	4,300	53
PPL	19,600	543

		7,271

Total Common Stock (Cost $1,465,716) ($ Thousands)		1,880,013

AFFILIATED PARTNERSHIP — 7.7%
SEI Liquidity Fund, L.P.,
0.210% (B)**††	157,797,853	153,929

Total Affiliated Partnership (Cost $157,798) ($ Thousands)		153,929

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	41,431,747	41,432

Total Cash Equivalent (Cost $41,432) ($ Thousands)		41,432

U.S. TREASURY OBLIGATION (C) (D) — 0.5%
U.S. Treasury Bills
0.099%, 06/03/10	$9,427	9,425

Total U.S. Treasury Obligation (Cost $9,425) ($ Thousands)		9,425

Total Investments — 104.2% (Cost $1,674,371) ($ Thousands)		$2,084,799

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2010

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	308	Jun-2010	$16

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,001,069 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $154,182 ($ Thousands)

(B)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of March 31, 2010 was $153,929 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 10.7%
Abercrombie & Fitch, Cl A	1,426	$65
Advance Auto Parts (A)	1,200	50
Amazon.com *	74,104	10,058
American Eagle Outfitters	3,150	58
American Greetings, Cl A	16,300	340
Apollo Group, Cl A *	35,575	2,180
Asbury Automotive Group *	4,800	64
Autoliv (A)	22,650	1,167
Autonation *	7,500	136
Autozone *	919	159
Barnes & Noble (A)	850	18
Bed Bath & Beyond *	21,860	957
Best Buy	13,880	590
Big Lots *	1,557	57
Blyth	8,300	259
Bob Evans Farms	3,300	102
BorgWarner *	2,300	88
Brinker International	3,400	66
Brink’s Home Security Holdings *	650	28
Cablevision Systems, Cl A	6,700	162
Career Education * (A)	7,700	244
Carmax * (A)	6,383	160
Carnival	9,000	350
Cavco Industries *	130	4
CBS, Cl B	78,800	1,098
Chico’s FAS	72,400	1,044
Chipotle Mexican Grill, Cl A *	800	90
Coach	138,455	5,472
Comcast, Cl A	498,700	9,385
Cooper Tire & Rubber	7,600	144
Core-Mark Holding *	4,300	132
Darden Restaurants	3,127	139
DeVry	1,021	67
Dick’s Sporting Goods *	3,700	97
DIRECTV, Cl A *	201,590	6,816
Discovery Communications, Cl C *	5,040	148
DISH Network, Cl A	17,549	365
Dollar Tree *	829	49
DR Horton	6,500	82
Eastman Kodak (A)	543,400	3,146
Education Management *	5,600	123
Family Dollar Stores (A)	1,500	55
Ford Motor * (A)	477,400	6,001
Fossil *	1,600	60
GameStop, Cl A *	3,622	79
Gannett	80,000	1,322
Gap	183,600	4,243
Garmin (A)	29,700	1,143
Gentex	5,500	107
Genuine Parts	850	36
Goodyear Tire & Rubber *	6,550	83
H&R Block	5,900	105
Harman International Industries	4,200	196
Hasbro	29,895	1,145
Helen of Troy *	5,300	138
Hillenbrand	6,100	134

Description	Shares	Market Value ($ Thousands)

Home Depot	104,000	$3,364
International Game Technology	2,853	53
Interpublic Group *	13,000	108
ITT Educational Services * (A)	600	67
J.C. Penney (A)	81,930	2,636
Jarden	4,100	136
Johnson Controls	106,063	3,499
Jones Apparel Group	30,800	586
KB Home (A)	4,700	79
Kohl’s *	4,900	268
Lamar Advertising, Cl A * (A)	7,300	251
Las Vegas Sands * (A)	2,500	53
La-Z-Boy, Cl Z *	5,900	74
Leggett & Platt	38,100	824
Lennar, Cl A	5,100	88
Liberty Global, Cl A *	14,200	414
Liberty Media—Capital, Ser A *	10,500	382
Liberty Media—Interactive, Cl A *	6,450	99
Liberty Media—Starz *	906	50
LKQ *	3,200	65
Lowe’s	454,741	11,023
Macy’s	85,200	1,855
Madison Square Garden, Cl A *	1,675	36
Marriott International, Cl A (A)	7,097	224
Mattel	2,300	52
McDonald’s	77,346	5,160
McGraw-Hill	11,600	414
Mohawk Industries *	2,829	154
New York Times, Cl A * (A)	10,200	113
News, Cl A	149,900	2,160
Nike, Cl B (A)	145,770	10,714
Nordstrom (A)	4,900	200
NVR *	100	73
Omnicom Group (A)	6,000	233
O’Reilly Automotive *	1,800	75
Penn National Gaming *	2,300	64
PetSmart	36,108	1,154
Phillips-Van Heusen	13,900	797
Polo Ralph Lauren	900	77
priceline.com *	25,900	6,604
Pulte Homes *	3,200	36
RadioShack	45,100	1,021
Ross Stores	30,400	1,626
Sally Beauty Holdings *	10,700	95
Scholastic	1,700	48
Sears Holdings * (A)	53,500	5,801
Service International	28,000	257
Sherwin-Williams	17,700	1,198
Snap-On	778	34
Stanley Black & Decker	4,250	244
Staples	459,706	10,753
Starbucks	10,038	244
Target	171,189	9,004
Tempur-Pedic International *	25,200	760
Thor Industries	10,300	311
Tiffany	1,800	86
Tim Hortons	1,500	49
Time Warner	282,847	8,845
Time Warner Cable, Cl A (A)	96,150	5,126
TJX	50,500	2,147

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

TRW Automotive Holdings *	42,300	$1,209
Tupperware Brands	700	34
Urban Outfitters *	2,500	95
VF	8,300	665
Viacom, Cl B *	98,442	3,384
Virgin Media (A)	12,500	216
Walt Disney	166,457	5,811
Washington Post, Cl B	100	44
Whirlpool	31,700	2,766
Wyndham Worldwide	86,600	2,228
Yum! Brands	101,100	3,875

		182,896

Consumer Staples — 8.2%
Altria Group	43,010	882
Archer-Daniels-Midland	103,857	3,002
Avon Products	75,516	2,558
BJ’s Wholesale Club *	31,357	1,160
Brown-Forman, Cl B	20,900	1,242
Bunge	11,700	721
Campbell Soup (A)	64,700	2,287
Chiquita Brands International *	34,000	535
Church & Dwight	800	54
Clorox	6,969	447
Coca-Cola	200,076	11,004
Coca-Cola Enterprises	6,100	169
Colgate-Palmolive	44,144	3,764
ConAgra Foods	155,250	3,892
Constellation Brands, Cl A *	3,000	49
Corn Products International	16,400	568
Costco Wholesale	88,470	5,283
CVS Caremark	172,370	6,302
Del Monte Foods	145,900	2,130
Diageo ADR	32,400	2,185
Dole Food *	28,000	332
Dr Pepper Snapple Group	25,100	883
Energizer Holdings *	1,628	102
Estee Lauder, Cl A (A)	3,500	227
General Mills	30,384	2,151
Herbalife	52,200	2,408
Hershey	1,900	81
HJ Heinz	3,797	173
Hormel Foods	2,000	84
Kellogg	9,458	505
Kimberly-Clark	26,517	1,667
Kraft Foods, Cl A	113,444	3,431
Kroger	58,852	1,275
Lorillard	3,850	290
McCormick	2,100	81
Mead Johnson Nutrition, Cl A	51,862	2,698
Medifast *	11,700	294
PepsiCo	235,046	15,551
Philip Morris International	107,050	5,584
Prestige Brands Holdings *	27,700	249
Procter & Gamble	434,202	27,472
Reynolds American (A)	39,300	2,121
Safeway	114,417	2,844
Sara Lee	145,200	2,023
SUPERVALU	42,400	707
SYSCO	52,750	1,556
Tyson Foods, Cl A	4,300	82

Description	Shares	Market Value ($ Thousands)

USANA Health Sciences *	1,000	$31
Walgreen	206,550	7,661
Wal-Mart Stores	150,346	8,359
Whole Foods Market * (A)	3,700	134

		139,290

Energy — 9.7%
Anadarko Petroleum	23,700	1,726
Apache	64,535	6,550
Arch Coal	2,400	55
Baker Hughes (A)	3,341	157
BJ Services	7,900	169
Cabot Oil & Gas	1,500	55
Cameron International *	3,800	163
Canadian Natural Resources	30,638	2,268
Chesapeake Energy	96,400	2,279
Chevron	326,609	24,767
Cimarex Energy	21,743	1,291
CNX Gas *	1,500	57
ConocoPhillips	305,807	15,648
Consol Energy	2,800	119
Denbury Resources * (A)	49,766	840
Devon Energy	47,590	3,066
Diamond Offshore Drilling	13,800	1,226
El Paso	130,356	1,413
Ensco International ADR	3,000	134
EOG Resources	68,000	6,320
Exterran Holdings *	2,700	65
Exxon Mobil	567,176	37,989
FMC Technologies *	26,000	1,680
Frontline	2,300	70
Gulfport Energy *	3,100	35
Halliburton	155,415	4,683
Harvest Natural Resources *	9,200	69
Helix Energy Solutions Group *	59,900	781
Helmerich & Payne	3,395	129
Hess	18,650	1,167
Holly	30,600	854
Marathon Oil	173,000	5,474
Mariner Energy *	931	14
Murphy Oil	55,116	3,097
Nabors Industries * (A)	56,600	1,111
National Oilwell Varco	63,741	2,587
Newfield Exploration *	2,500	130
Noble	31,500	1,317
Noble Energy	2,600	190
Occidental Petroleum	124,829	10,553
Oceaneering International *	1,200	76
Oil States International *	27,600	1,251
Overseas Shipholding Group	15,900	624
Patriot Coal *	880	18
Patterson-UTI Energy	49,700	694
Peabody Energy	8,000	366
PetroHawk Energy *	2,100	43
Pioneer Natural Resources	4,944	278
Plains Exploration & Production *	4,095	123
Pride International * (A)	2,700	81
Range Resources	33,884	1,588
Rowan * (A)	2,522	73
SandRidge Energy * (A)	7,700	59
Schlumberger	115,439	7,326

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Smith International	5,428	$232
Southwestern Energy *	52,698	2,146
Spectra Energy	57,943	1,305
Stone Energy *	32,600	579
Suncor Energy	43,518	1,416
Sunoco	36,400	1,081
Swift Energy *	9,800	301
Teekay Shipping	3,100	71
Tidewater	13,450	636
Transocean *	16,850	1,456
Unit *	5,900	250
Valero Energy (A)	63,094	1,243
Venoco *	4,800	62
Weatherford International *	6,600	105
Williams	67,600	1,562
XTO Energy	7,528	355

		165,698

Financials — 16.1%
ACE	27,600	1,443
Affiliated Managers Group *	3,400	269
Aflac	161,160	8,749
Alexandria Real Estate Equities † (A)	1,000	68
Allied World Assurance Holdings	7,100	318
Allstate	205,650	6,645
American Equity Investment Life Holding	26,600	283
American Express	219,817	9,070
American Financial Group	61,500	1,750
American International Group * (A)	2,900	99
AmeriCredit *	10,900	259
Ameriprise Financial	96,990	4,400
Annaly Capital Management † (A)	143,413	2,464
AON	4,050	173
Apartment Investment & Management, Cl A † (A)	67,115	1,236
Arthur J. Gallagher	2,600	64
Aspen Insurance Holdings	7,800	225
Associated Banc-Corp (A)	14,100	195
Assurant	50,300	1,729
AvalonBay Communities † (A)	1,900	164
Bancorpsouth (A)	2,100	44
Bank of America	1,375,424	24,551
Bank of Hawaii	50	2
Bank of New York Mellon (A)	262,804	8,115
BB&T	16,600	538
BlackRock	5,900	1,285
Boston Properties †	1,600	121
Brandywine Realty Trust †	64,500	787
BRE Properties, Cl A †	2,200	79
Brookfield Asset Management, Cl A	55,100	1,401
Brown & Brown	2,200	39
Camden Property Trust †	2,200	92
Capital One Financial (A)	147,600	6,112
Charles Schwab (A)	137,528	2,570
Chimera Investment †	48,300	188
Chubb (A)	95,800	4,967

Description	Shares	Market Value ($ Thousands)

Cincinnati Financial	43,600	$1,260
Citigroup * (A)	1,809,700	7,329
CME Group	33,010	10,435
Comerica	35,700	1,358
Commerce Bancshares	2,835	117
Credicorp	15,900	1,402
Cullen/Frost Bankers	1,900	106
Digital Realty Trust †	1,300	70
Discover Financial Services	4,800	71
Duke Realty †	21,100	262
Endurance Specialty Holdings	53,400	1,984
Equity Residential †	4,687	183
Erie Indemnity, Cl A (A)	1,400	60
Everest Re Group	16,200	1,311
Federal Realty Investment Trust †	800	58
Fidelity National Financial, Cl A	5,399	80
Fifth Third Bancorp	13,100	178
First American	2,100	71
First Citizens BancShares, Cl A	600	119
First Horizon National * (A)	15,227	214
Flagstone Reinsurance Holdings	8,900	102
Forest City Enterprises, Cl A *	61,000	879
Franklin Resources	26,150	2,900
Goldman Sachs Group	87,400	14,913
Greenlight Capital Re *	2,500	67
Hanover Insurance Group	4,297	187
Hartford Financial Services Group	72,700	2,066
HCC Insurance Holdings	1,500	41
Health Care †	1,371	62
Highwoods Properties †	750	24
Hospitality Properties Trust †	73,400	1,758
Host Hotels & Resorts †	5,309	78
HRPT Properties Trust †	145,600	1,133
Hudson City Bancorp	154,800	2,192
Huntington Bancshares	214,400	1,151
IntercontinentalExchange *	59,191	6,640
Invesco	6,000	132
Invesco Mortgage Capital †	3,200	74
Investment Technology Group *	2,400	40
Jefferies Group	7,900	187
Jones Lang LaSalle	16,400	1,195
JPMorgan Chase	674,758	30,196
Keycorp	78,900	612
Kimco Realty † (A)	3,600	56
Legg Mason	2,100	60
Liberty Property Trust † (A)	1,900	64
Lincoln National	66,400	2,038
Loews	3,100	116
M&T Bank	2,500	198
Macerich † (A)	5,936	227
Mack-Cali Realty †	2,700	95
Maiden Holdings	5,500	41
Manulife Financial	1,565	31
Marsh & McLennan	5,906	144
Marshall & Ilsley	11,700	94
Max Capital Group	9,000	207
MBIA * (A)	7,600	48
Mercury General	34,500	1,508

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

MetLife	35,300	$1,530
Montpelier Re Holdings	27,100	456
Moody’s (A)	3,838	114
Morgan Stanley	197,550	5,786
Nationwide Health Properties †	1,500	53
Nelnet, Cl A	8,800	163
New York Community Bancorp	3,600	59
Northern Trust	51,420	2,842
NYSE Euronext	172,400	5,105
OceanFirst Financial	3,000	34
Old Republic International (A)	5,100	65
OneBeacon Insurance Group, Cl A	8,000	138
PartnerRe	1,300	104
People’s United Financial	99,015	1,549
PHH *	32,400	764
Plum Creek Timber †	2,090	81
PNC Financial Services Group	80,800	4,824
Presidential Life	9,700	97
Principal Financial Group	8,000	234
Progressive	75,782	1,447
Prologis †	11,200	148
Protective Life	15,600	343
Provident Financial Services	7,400	88
Prudential Financial	122,700	7,423
Public Storage †	2,050	189
Ramco-Gershenson Properties †	16,200	182
Raymond James Financial (A)	2,025	54
Regions Financial	85,400	670
Reinsurance Group of America, Cl A	20,200	1,061
RenaissanceRe Holdings	800	45
Resource Capital †	38,500	260
Simon Property Group †	7,848	658
SLM *	14,700	184
StanCorp Financial Group	10,400	495
State Street	81,700	3,688
Stewart Information Services	1,800	25
Sunstone Hotel Investors * †	33,900	379
SunTrust Banks	27,800	745
SVB Financial Group * (A)	1,550	72
T. Rowe Price Group	44,500	2,444
Taubman Centers † (A)	49,400	1,972
TD Ameritrade Holding * (A)	7,650	146
Torchmark	1,000	54
Transatlantic Holdings	2,400	127
Travelers	124,965	6,741
Trustco Bank NY	13,900	86
Unitrin	4,900	137
Unum Group	89,850	2,226
US Bancorp	173,208	4,483
Validus Holdings	22,761	627
Valley National Bancorp (A)	2,168	33
Ventas † (A)	3,400	161
Vornado Realty Trust †	5,043	382
Waddell & Reed Financial, Cl A	2,800	101
Walter Investment Management †	876	14
Washington Federal	3,900	79

Description	Shares	Market Value ($ Thousands)

Weingarten Realty Investors † (A)	4,600	$99
Wells Fargo	711,367	22,138
WesBanco	5,500	89
White Mountains Insurance Group	300	106
World Acceptance *	5,200	188
XL Capital, Cl A	26,000	491

		273,796

Health Care — 13.2%
Abbott Laboratories	111,481	5,873
Abraxis Bioscience *	6,000	310
Aetna	222,927	7,827
Allergan	222,420	14,528
Allscripts Healthcare Solutions *	19,700	385
American Medical Systems Holdings *	4,000	74
AmerisourceBergen	90,376	2,614
Amgen *	173,963	10,396
Amylin Pharmaceuticals * (A)	3,700	83
Baxter International	126,870	7,384
Beckman Coulter	600	38
Becton Dickinson	38,291	3,015
Biogen Idec *	62,158	3,565
Boston Scientific *	15,517	112
Bristol-Myers Squibb	123,245	3,290
Bruker BioSciences *	24,400	357
C.R. Bard	19,300	1,672
Cardinal Health	22,100	796
Celgene *	7,400	459
Cerner * (A)	1,100	94
Charles River Laboratories International * (A)	1,600	63
Cigna	3,540	130
Cooper	2,100	82
Covance *	1,100	68
Coventry Health Care *	48,100	1,189
Covidien	44,939	2,260
DaVita *	1,425	90
Dendreon *	1,600	58
Dentsply International	2,300	80
Edwards Lifesciences *	700	69
Eli Lilly	138,371	5,012
Endo Pharmaceuticals Holdings *	66,100	1,566
ev3 *	8,600	136
Express Scripts *	27,504	2,799
Forest Laboratories *	120,400	3,776
Genzyme *	94,150	4,880
Gilead Sciences *	248,630	11,308
Health Management Associates, Cl A * (A)	9,200	79
Health Net *	2,900	72
Henry Schein *	1,000	59
Hologic *	7,600	141
Hospira *	17,200	974
Humana *	25,579	1,196
Idexx Laboratories * (A)	9,100	524
Illumina * (A)	1,600	62
Intuitive Surgical *	6,250	2,176
Invacare	9,200	244

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Inverness Medical Innovations * (A)	1,700	$66
Johnson & Johnson	304,122	19,829
Kinetic Concepts *	23,400	1,119
King Pharmaceuticals *	62,950	740
Laboratory Corp of America Holdings *	3,150	238
Life Technologies *	13,991	731
Lincare Holdings *	34,400	1,544
McKesson	2,326	153
Medco Health Solutions *	150,386	9,709
Mednax *	1,500	87
Medtronic	133,076	5,992
Merck	368,722	13,772
Mettler Toledo International *	8,050	879
Millipore *	1,400	148
Mylan Laboratories * (A)	7,475	170
Novo Nordisk ADR	84,100	6,486
OSI Pharmaceuticals *	1,100	66
Par Pharmaceutical *	17,800	441
Patterson	2,100	65
PerkinElmer	5,950	142
Perrigo	11,800	693
Pfizer	1,107,860	19,000
Pharmaceutical Product Development	5,200	124
Quest Diagnostics	10,004	583
ResMed *	900	57
St. Jude Medical *	123,775	5,081
STERIS	8,600	290
Stryker	56,000	3,204
Teva Pharmaceutical Industries ADR	49,975	3,152
Thermo Fisher Scientific *	80,436	4,138
UnitedHealth Group	477,188	15,590
Valeant Pharmaceuticals International *	27,100	1,163
Varian Medical Systems *	2,900	160
VCA Antech *	2,200	62
Vertex Pharmaceuticals * (A)	2,700	110
Waters *	1,600	108
Watson Pharmaceuticals *	2,900	121
WellPoint *	101,444	6,531
Zimmer Holdings *	25,026	1,482

		225,991

Industrials — 8.0%
3M	51,960	4,342
Aecom Technology *	1,500	43
AGCO *	400	14
Alliant Techsystems *	2,100	171
AMR * (A)	25,300	230
AO Smith	1,800	95
Boeing (A)	77,681	5,641
C.H. Robinson Worldwide (A)	2,502	140
Calgon Carbon *	13,700	235
Caterpillar (A)	11,935	750
Cintas	1,700	48
Continental Airlines, Cl B * (A)	7,650	168
Con-way	3,100	109
Copart *	1,600	57
Courier	1,700	28

Description	Shares	Market Value ($ Thousands)

Crane	15,050	$534
CSX	15,762	802
Cummins	51,537	3,193
Danaher	44,959	3,593
Deere	8,700	517
Delta Air Lines *	8,100	118
Donaldson	1,900	86
Dover	44,500	2,080
Dun & Bradstreet	800	60
Eaton	10,979	832
Emerson Electric	55,626	2,800
Ennis	3,100	50
Equifax	2,500	89
Expeditors International of Washington	177,200	6,542
Fastenal (A)	2,800	134
FedEx	20,833	1,946
Flowserve	2,004	221
Fluor	4,700	219
Force Protection *	4,700	28
Foster Wheeler *	2,100	57
FTI Consulting * (A)	900	35
Gardner Denver	28,300	1,246
GATX	1,600	46
General Cable *	3,000	81
General Dynamics	77,206	5,960
General Electric	1,341,455	24,415
Goodrich	22,050	1,555
Harsco	38,100	1,217
Herman Miller	5,500	99
Honeywell International	40,563	1,836
Hubbell, Cl B	7,100	358
Illinois Tool Works	35,529	1,683
Ingersoll-Rand	3,300	115
Iron Mountain	3,625	99
ITT	18,200	976
Jacobs Engineering Group *	3,140	142
John Bean Technologies	216	4
Joy Global	13,500	764
KBR	53,700	1,190
Kennametal	18,000	506
L-3 Communications Holdings	27,900	2,557
Lennox International	4,900	217
Lockheed Martin	19,170	1,595
Manpower	800	46
McDermott International *	7,400	199
Monster Worldwide * (A)	3,200	53
MSC Industrial Direct, Cl A (A)	2,000	102
Norfolk Southern	11,590	648
Northrop Grumman	113,134	7,418
Oshkosh Truck	38,100	1,537
PACCAR (A)	6,134	266
Pall	2,322	94
Parker Hannifin	50,474	3,268
Pentair	2,400	85
Precision Castparts	1,500	190
Quanta Services *	91,600	1,755
Raytheon	120,343	6,874
Republic Services	29,845	866
Robert Half International	1,300	40
Rockwell Automation	6,000	338

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Rockwell Collins	32,574	$2,039
Roper Industries	1,900	110
RR Donnelley & Sons	126,500	2,701
Shaw Group *	1,550	53
Skywest	821	12
Southwest Airlines	20,700	274
SPX (A)	19,549	1,297
Standex International	1,800	46
Taser International *	11,100	65
Thomas & Betts * (A)	1,900	74
Timken	2,700	81
Toro	1,000	49
Towers Watson, Cl A	6,500	309
Trinity Industries (A)	5,700	114
Tyco International	80,100	3,064
Union Pacific	28,300	2,074
United Parcel Service, Cl B	68,608	4,419
United Technologies	157,207	11,572
URS *	1,700	84
Waste Management	23,118	796
Watts Water Technologies, Cl A	3,500	109
WW Grainger	11,109	1,201

		136,990

Information Technology — 20.0%
Accenture, Cl A	7,500	315
Activision Blizzard	11,700	141
Adobe Systems *	193,031	6,828
Advent Software *	1,378	62
Agilent Technologies *	4,050	139
Akamai Technologies * (A)	3,000	94
Altera	2,400	58
Amdocs *	68,200	2,053
Amphenol, Cl A	2,800	118
Analog Devices	4,050	117
AOL *	2,261	57
Apple *	152,943	35,931
Applied Materials	25,700	346
Arris Group *	10,500	126
Arrow Electronics *	5,000	151
Autodesk *	61,209	1,801
Automatic Data Processing	5,418	241
Aviat Networks *	7,477	50
Avnet *	61,100	1,833
BMC Software *	8,448	321
Broadcom, Cl A	149,750	4,969
Broadridge Financial Solutions	3,000	64
CA	182,797	4,290
Cadence Design Systems * (A)	11,100	74
Ciena *	6,400	97
Cisco Systems *	908,232	23,641
Citrix Systems *	47,685	2,264
Cognizant Technology Solutions, Cl A *	4,456	227
Computer Sciences *	24,400	1,329
Compuware *	40,600	341
Convergys *	31,100	381
Corning	135,331	2,735
Cree *	1,200	84
Cypress Semiconductor *	6,250	72
Dell *	76,000	1,141

Description	Shares	Market Value ($ Thousands)

Diebold	1,700	$54
Dolby Laboratories, Cl A *	1,235	72
DST Systems	850	35
eBay *	312,591	8,424
EMC *	498,086	8,986
Equinix * (A)	800	78
F5 Networks *	1,800	111
Factset Research Systems (A)	900	66
Fairchild Semiconductor International *	45,500	485
Fidelity National Information Services	6,909	162
Fiserv *	2,242	114
Global Payments	2,000	91
Google, Cl A *	44,421	25,187
Harris	52,800	2,507
Hewitt Associates, Cl A *	1,500	60
Hewlett-Packard	318,121	16,908
IAC *	3,695	84
Ingram Micro, Cl A *	104,500	1,834
Intel	653,945	14,557
Interactive Intelligence *	3,600	67
International Business Machines	114,089	14,632
International Rectifier *	3,500	80
Intersil, Cl A	17,700	261
Intuit *	235,531	8,088
Jabil Circuit	16,000	259
Juniper Networks * (A)	28,946	888
Lam Research *	3,300	123
Lender Processing Services	1,632	62
Lexmark International, Cl A *	27,400	989
LSI Logic *	12,300	75
Marvell Technology Group *	71,200	1,451
Mastercard, Cl A (A)	36,390	9,243
McAfee *	2,900	116
Microchip Technology (A)	2,350	66
Micron Technology * (A)	128,900	1,339
Microsoft	909,666	26,626
Motorola *	44,800	314
National Semiconductor	9,100	132
NetApp *	7,296	238
NeuStar, Cl A *	28,600	721
Nokia ADR	157,500	2,448
Novell *	13,200	79
Novellus Systems *	6,500	163
Nuance Communications *	84,200	1,401
Nvidia * (A)	12,250	213
Oracle	351,141	9,021
Paychex (A)	71,900	2,207
Pegasystems	4,200	155
PMC - Sierra *	10,600	95
Polycom * (A)	1,164	36
QLogic *	4,200	85
Qualcomm	496,874	20,864
Rackspace Hosting *	100,700	1,886
Rambus * (A)	5,000	109
Red Hat *	50,800	1,487
RightNow Technologies *	6,200	111
Rovi *	23	1
Salesforce.com * (A)	1,500	112
SanDisk * (A)	8,400	291

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Seagate Technology (A)	223,300	$4,077
Semtech *	2,300	40
Sigma Designs *	5,300	62
Silicon Laboratories *	13,900	663
Symantec *	378,514	6,404
Tech Data *	33,600	1,408
Tellabs	11,600	88
Teradata *	179,900	5,197
Teradyne * (A)	9,800	109
Texas Instruments (A)	338,100	8,273
TIBCO Software *	13,100	141
Trimble Navigation *	2,600	75
Tyco Electronics	12,900	354
Verigy *	863	10
VeriSign *	267,654	6,962
Visa, Cl A	157,978	14,381
Vishay Intertechnology *	90,400	925
VMware, Cl A *	2,000	107
WebMD Health, Cl A *	1,796	83
Western Digital *	77,950	3,039
Western Union	149,342	2,533
Xerox	164,628	1,605
Xilinx (A)	99,490	2,537
Yahoo! *	193,250	3,195
Zebra Technologies, Cl A *	2,400	71
Zoran *	3,400	37

		341,216

Materials — 3.4%
AEP Industries *	5,800	151
Air Products & Chemicals	4,450	329
AK Steel Holding (A)	6,500	149
Alcoa	153,300	2,183
Allegheny Technologies	1,800	97
Alpha Natural Resources * (A)	2,600	130
AM Castle	2,600	34
Aptargroup	1,100	43
Ashland	25,800	1,361
Ball	18,200	972
Bemis	2,400	69
Boise *	27,400	168
Celanese, Ser A	24,700	787
CF Industries Holdings (A)	900	82
Crown Holdings *	2,200	59
Dow Chemical (A)	11,375	336
E.I. Du Pont de Nemours	67,700	2,521
Eagle Materials	753	20
Eastman Chemical	46,300	2,948
Ecolab	43,900	1,929
FMC	900	55
Freeport-McMoRan Copper & Gold, Cl B	79,225	6,618
Greif, Cl A	1,500	82
International Flavors & Fragrances	1,400	67
International Paper	42,900	1,056
Kaiser Aluminum	5,100	197
Koppers Holdings	4,900	139
Lubrizol	41,300	3,788
Martin Marietta Materials	550	46
MeadWestvaco	8,400	215

Description	Shares	Market Value ($ Thousands)

Monsanto	48,631	$3,473
Mosaic	3,000	182
Nalco Holding	92,400	2,248
NewMarket	4,300	443
Newmont Mining	23,700	1,207
Nucor (A)	42,100	1,910
OM Group *	2,300	78
Omnova Solutions *	32,800	257
Owens-Illinois *	23,150	823
Pactiv *	1,632	41
PPG Industries (A)	3,000	196
Praxair	91,140	7,565
Reliance Steel & Aluminum	1,700	84
Rock-Tenn, Cl A	19,300	879
Royal Gold (A)	1,938	90
RPM International	1,500	32
Sealed Air	6,700	141
Sigma-Aldrich (A)	2,200	118
Solutia *	11,700	189
Sonoco Products	70,400	2,168
Southern Copper (A)	89,811	2,844
Spartech *	19,200	225
Steel Dynamics	4,900	86
Syngenta ADR	90,700	5,035
Terra Industries	1,900	87
United States Steel (A)	1,568	100
Walter Energy	4,100	378
Weyerhaeuser	2,300	104
WR Grace *	13,300	369

		57,983

Telecommunication Services — 3.2%
American Tower, Cl A *	103,284	4,401
AT&T	841,446	21,743
Atlantic Telegraph-Network	3,100	139
CenturyTel	35,417	1,256
Crown Castle International *	283,962	10,856
MetroPCS Communications * (A)	51,700	366
NII Holdings *	34,000	1,416
Qwest Communications International	19,518	102
SBA Communications, Cl A *	2,100	76
Telephone & Data Systems, Cl L	1,300	39
Telephone & Data Systems	1,900	64
US Cellular *	1,976	82
Verizon Communications	428,059	13,278
Windstream	8,323	91

		53,909

Utilities — 3.1%
AES *	724,150	7,966
AGL Resources	24,900	962
Allegheny Energy	4,200	97
Alliant Energy	68,000	2,262
Ameren	76,100	1,985
American Electric Power	84,600	2,892
Aqua America (A)	2,033	36
Atmos Energy	4,200	120
Calpine *	6,300	75
Centerpoint Energy	9,500	136
CMS Energy (A)	82,900	1,282

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Edison	1,200	$53
Constellation Energy Group	22,210	780
Dominion Resources	29,283	1,204
DPL	2,000	54
DTE Energy	69,800	3,113
Duke Energy	21,544	352
Dynegy, Cl A *	6,800	9
Edison International	103,500	3,537
Energen	39,200	1,824
Entergy	25,548	2,078
Equities	2,100	86
Exelon	54,776	2,400
FirstEnergy	50,200	1,962
FPL Group	6,438	311
Great Plains Energy	3,500	65
Hawaiian Electric Industries (A)	3,200	72
Mirant *	173,800	1,887
National Fuel Gas	1,300	66
NiSource	12,500	198
NorthWestern	1,100	29
NRG Energy *	2,600	54
NV Energy	36,000	444
OGE Energy	1,074	42
Pepco Holdings	55,000	943
PG&E (A)	36,050	1,529
Pinnacle West Capital	25,300	955
PPL	4,200	116
Public Service Enterprise Group	100,000	2,952
Questar	3,500	151
Sempra Energy	83,347	4,159
Southern	7,164	237
Southern Union	112,500	2,854
Wisconsin Energy	1,000	49
Xcel Energy	8,453	179

		52,557

Total Common Stock (Cost $1,297,910) ($ Thousands)		1,630,326

AFFILIATED PARTNERSHIP — 10.2%
SEI Liquidity Fund, L.P.,
0.210% (B)**††	178,313,760	173,839

Total Affiliated Partnership (Cost $178,314) ($ Thousands)		173,839

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	28,232,937	28,233

Total Cash Equivalent (Cost $28,233) ($ Thousands)		28,233

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.128%, 06/03/10 (C)(D)	$6,162	6,160

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Cash Management Bills
0.000%, 06/17/10 (C)	$50	$50

Total U.S. Treasury Obligations (Cost $6,210) ($ Thousands)		6,210

Total Investments — 107.8% (Cost $1,510,667) ($ Thousands)		$1,838,608

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	3	Jun-2010	$3
S&P 500 Composite Index	219	Jun-2010	257
S&P Mid 400 Index E-MINI	107	Jun-2010	11

			$271

For the period ended March 31, 2010 the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,705,505 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $173,152 ($ Thousands).

(B)	This security was purchased with cash collateral received from on loan. The total value of such securities as of March 31, 2010 was $173,839 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 10.0%
Abercrombie & Fitch, Cl A (A)	11,300	$516
Amazon.com *	44,200	5,999
Apollo Group, Cl A *	17,403	1,066
Autonation * (A)	13,326	241
Autozone * (A)	3,894	674
Bed Bath & Beyond * (A)	33,633	1,472
Best Buy	44,641	1,899
Big Lots *	9,913	361
Carnival	57,284	2,227
CBS, Cl B (A)	88,101	1,228
Coach (A)	41,210	1,629
Comcast, Cl A	369,322	6,951
Darden Restaurants	18,813	838
DeVry	8,200	535
DIRECTV, Cl A *	121,400	4,105
Discovery Communications, Cl A *	37,300	1,260
DR Horton	38,649	487
Eastman Kodak (A)	31,610	183
Expedia (A)	26,700	667
Family Dollar Stores (A)	17,322	634
Ford Motor * (A)	438,280	5,509
Fortune Brands	19,219	932
GameStop, Cl A * (A)	22,600	495
Gannett (A)	28,647	473
Gap	63,731	1,473
Genuine Parts (A)	20,136	850
Goodyear Tire & Rubber *	30,693	388
H&R Block (A)	42,804	762
Harley-Davidson (A)	29,908	840
Harman International Industries	8,500	398
Hasbro	16,391	628
Home Depot	221,396	7,162
International Game Technology	40,856	754
Interpublic Group * (A)	63,501	528
J.C. Penney (A)	30,680	987
Johnson Controls	86,957	2,869
Kohl’s *	40,047	2,194
Leggett & Platt	19,454	421
Lennar, Cl A	23,407	403
Limited Brands (A)	33,827	833
Lowe’s	192,336	4,662
Macy’s	54,564	1,188
Marriott International, Cl A (A)	32,552	1,026
Mattel	46,318	1,053
McDonald’s	138,870	9,265
McGraw-Hill (A)	40,521	1,445
Meredith (A)	5,363	185
New York Times, Cl A * (A)	14,392	160
Newell Rubbermaid (A)	36,747	559
News, Cl A	294,233	4,240
Nike, Cl B (A)	51,094	3,755
Nordstrom (A)	21,902	895
Office Depot *	38,120	304
Omnicom Group	40,304	1,564
O’Reilly Automotive * (A)	18,600	776
Polo Ralph Lauren (A)	7,400	629
priceline.com * (A)	5,980	1,525

Description	Shares	Market Value ($ Thousands)

Pulte Homes * (A)	41,982	$472
RadioShack	15,025	340
Ross Stores (A)	15,834	847
Scripps Networks Interactive, Cl A	11,600	514
Sears Holdings * (A)	6,065	657
Sherwin-Williams	12,116	820
Snap-On	6,953	301
Stanley Black & Decker (A)	19,935	1,145
Staples	93,214	2,180
Starbucks (A)	96,058	2,331
Starwood Hotels & Resorts Worldwide (A)	24,035	1,121
Target	96,919	5,098
Tiffany	15,773	749
Time Warner	149,412	4,672
Time Warner Cable, Cl A (A)	46,083	2,457
TJX	53,667	2,282
Urban Outfitters *	17,000	646
VF	11,214	899
Viacom, Cl B *	79,501	2,733
Walt Disney	250,327	8,739
Washington Post, Cl B	755	335
Whirlpool (A)	9,905	864
Wyndham Worldwide	22,902	589
Wynn Resorts * (A)	9,200	698
Yum! Brands	61,070	2,341

		138,932

Consumer Staples — 11.0%
Altria Group	271,156	5,564
Archer-Daniels-Midland	84,266	2,435
Avon Products	55,051	1,864
Brown-Forman, Cl B	13,695	814
Campbell Soup (A)	25,775	911
Clorox	18,842	1,209
Coca-Cola	297,953	16,388
Coca-Cola Enterprises	40,717	1,126
Colgate-Palmolive	64,193	5,473
ConAgra Foods	57,552	1,443
Constellation Brands, Cl A *	25,800	424
Costco Wholesale (A)	57,218	3,417
CVS Caremark	180,935	6,615
Dean Foods *	24,800	389
Dr Pepper Snapple Group	32,600	1,147
Estee Lauder, Cl A (A)	15,000	973
General Mills	42,691	3,022
Hershey (A)	21,112	904
HJ Heinz	40,949	1,868
Hormel Foods	8,500	357
JM Smucker	16,148	973
Kellogg	32,767	1,751
Kimberly-Clark	54,199	3,408
Kraft Foods, Cl A	226,098	6,837
Kroger	85,159	1,845
Lorillard	19,876	1,495
McCormick (A)	16,461	632
Mead Johnson Nutrition, Cl A	27,134	1,412
Molson Coors Brewing, Cl B (A)	20,546	864
PepsiCo	211,185	13,972
Philip Morris International	242,965	12,673
Procter & Gamble	375,601	23,764

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Reynolds American (A)	21,540	$1,163
Safeway (A)	49,646	1,234
Sara Lee (A)	89,687	1,249
SUPERVALU (A)	26,397	440
SYSCO	76,520	2,257
Tyson Foods, Cl A	41,990	804
Walgreen	126,844	4,705
Wal-Mart Stores	275,744	15,331
Whole Foods Market * (A)	23,200	839

		153,991

Energy — 10.6%
Anadarko Petroleum	63,980	4,660
Apache	43,700	4,435
Baker Hughes (A)	40,234	1,885
BJ Services	37,256	797
Cabot Oil & Gas (A)	13,600	500
Cameron International * (A)	31,500	1,350
Chesapeake Energy (A)	84,100	1,988
Chevron	259,678	19,691
ConocoPhillips	191,943	9,822
Consol Energy	23,500	1,002
Denbury Resources * (A)	52,100	879
Devon Energy	58,013	3,738
Diamond Offshore Drilling (A)	8,900	790
El Paso	89,194	967
EOG Resources (A)	32,744	3,043
Exxon Mobil (A)	610,844	40,914
FMC Technologies *	15,500	1,002
Halliburton	118,579	3,573
Helmerich & Payne	13,900	529
Hess	38,075	2,382
Marathon Oil	92,956	2,941
Massey Energy (A)	10,400	544
Murphy Oil	24,963	1,403
Nabors Industries * (A)	37,978	746
National Oilwell Varco	54,868	2,227
Noble Energy	22,700	1,657
Occidental Petroleum	104,759	8,856
Peabody Energy	34,700	1,586
Pioneer Natural Resources (A)	14,700	828
Range Resources (A)	21,200	994
Rowan * (A)	14,597	425
Schlumberger (A)	154,525	9,806
Smith International	31,700	1,357
Southwestern Energy *	45,100	1,836
Spectra Energy	83,961	1,892
Sunoco (A)	16,457	489
Tesoro (A)	16,700	232
Valero Energy (A)	72,808	1,434
Williams	75,565	1,746
XTO Energy	76,218	3,596

		148,542

Financials — 16.1%
Aflac	61,408	3,334
Allstate	70,159	2,267
American Express	155,715	6,425
American International Group * (A)	18,008	615
Ameriprise Financial	33,184	1,505
AON (A)	34,229	1,462

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A † (A)	15,239	$281
Assurant	14,800	509
AvalonBay Communities † (A)	10,208	881
Bank of America	1,297,328	23,157
Bank of New York Mellon (A)	157,386	4,860
BB&T (A)	89,397	2,896
Berkshire Hathaway, Cl B *	171,947	13,974
Berkshire Hathaway, Cl A *	28	3,410
Boston Properties † (A)	18,000	1,358
Capital One Financial	59,562	2,466
CB Richard Ellis Group, Cl A * (A)	34,600	549
Charles Schwab (A)	124,627	2,329
Chubb	42,456	2,201
Cincinnati Financial	22,579	653
Citigroup * (A)	2,537,185	10,276
CME Group	8,607	2,721
Comerica (A)	19,983	760
Discover Financial Services	69,630	1,038
E*Trade Financial *	206,639	341
Equity Residential † (A)	36,140	1,415
Federated Investors, Cl B (A)	10,545	278
Fifth Third Bancorp (A)	102,411	1,392
First Horizon National * (A)	27,571	387
Franklin Resources	19,615	2,175
Genworth Financial, Cl A *	65,900	1,209
Goldman Sachs Group	67,956	11,595
Hartford Financial Services Group	49,286	1,401
HCP † (A)	37,600	1,241
Health Care † (A)	15,400	696
Host Hotels & Resorts † (A)	83,448	1,222
Hudson City Bancorp	60,300	854
Huntington Bancshares	100,875	542
IntercontinentalExchange *	9,400	1,054
Invesco	54,200	1,188
Janus Capital Group	22,177	317
JPMorgan Chase	513,757	22,991
Keycorp	117,383	910
Kimco Realty † (A)	52,100	815
Legg Mason (A)	20,800	597
Leucadia National *	24,000	595
Lincoln National	38,798	1,191
Loews	46,849	1,746
M&T Bank (A)	10,561	838
Marsh & McLennan	68,150	1,664
Marshall & Ilsley	71,170	573
MetLife	105,426	4,569
Moody’s (A)	26,808	798
Morgan Stanley	180,161	5,277
NASDAQ OMX Group *	17,400	367
Northern Trust (A)	31,105	1,719
NYSE Euronext	33,200	983
People’s United Financial	47,600	744
Plum Creek Timber † (A)	20,535	799
PNC Financial Services Group (A)	66,475	3,968
Principal Financial Group (A)	41,548	1,214
Progressive	87,368	1,668
Prologis † (A)	60,060	793
Prudential Financial	60,766	3,676

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Public Storage † (A)	17,528	$1,612
Regions Financial	160,263	1,258
Simon Property Group † (A)	37,402	3,138
SLM * (A)	59,143	740
State Street	64,891	2,929
SunTrust Banks (A)	64,496	1,728
T. Rowe Price Group (A)	33,408	1,835
Torchmark (A)	10,405	557
Travelers	65,952	3,557
Unum Group	42,452	1,052
US Bancorp	249,006	6,444
Ventas † (A)	20,000	950
Vornado Realty Trust † (A)	20,273	1,535
Wells Fargo	669,863	20,846
XL Capital, Cl A (A)	43,605	824
Zions Bancorporation (A)	19,060	416

		225,150

Health Care — 11.9%
Abbott Laboratories	200,446	10,560
Aetna	55,502	1,949
Allergan	40,266	2,630
AmerisourceBergen	35,992	1,041
Amgen *	127,518	7,621
Baxter International	78,838	4,589
Becton Dickinson	30,462	2,398
Biogen Idec *	34,800	1,996
Boston Scientific *	196,012	1,415
Bristol-Myers Squibb (A)	222,975	5,953
C.R. Bard (A)	12,688	1,099
Cardinal Health	46,955	1,692
CareFusion *	22,677	599
Celgene *	60,300	3,736
Cephalon * (A)	9,500	644
Cigna	35,171	1,286
Coventry Health Care *	18,513	458
DaVita *	13,100	830
Dentsply International (A)	18,400	641
Eli Lilly (A)	132,230	4,789
Express Scripts *	36,052	3,669
Forest Laboratories *	38,663	1,212
Genzyme *	34,332	1,779
Gilead Sciences *	117,772	5,356
Hospira *	20,704	1,173
Humana *	21,697	1,015
Intuitive Surgical *	4,920	1,713
Johnson & Johnson	355,882	23,204
King Pharmaceuticals * (A)	31,686	373
Laboratory Corp of America Holdings * (A)	13,363	1,012
Life Technologies *	23,843	1,246
McKesson	34,869	2,291
Medco Health Solutions *	59,616	3,849
Medtronic	143,717	6,472
Merck	402,644	15,039
Millipore *	7,093	749
Mylan Laboratories * (A)	38,911	884
Patterson (A)	11,300	351
PerkinElmer	14,040	336
Pfizer	1,043,276	17,892
Quest Diagnostics (A)	20,224	1,179
St. Jude Medical *	41,856	1,718

Description	Shares	Market Value ($ Thousands)

Stryker (A)	36,842	$2,108
Tenet Healthcare *	51,876	297
Thermo Fisher Scientific *	53,543	2,754
UnitedHealth Group	149,047	4,869
Varian Medical Systems * (A)	15,700	869
Waters *	12,197	824
Watson Pharmaceuticals * (A)	13,271	554
WellPoint *	57,598	3,708
Zimmer Holdings *	27,655	1,637

		166,058

Industrials — 10.3%
3M	92,682	7,745
Avery Dennison	15,715	572
Boeing (A)	98,532	7,154
C.H. Robinson Worldwide (A)	22,000	1,229
Caterpillar (A)	81,397	5,116
Cintas (A)	18,307	514
CSX	51,350	2,614
Cummins	25,840	1,601
Danaher	33,948	2,713
Deere	55,502	3,300
Dover	23,737	1,110
Dun & Bradstreet	6,300	469
Eaton	21,369	1,619
Emerson Electric (A)	98,306	4,949
Equifax (A)	15,725	563
Expeditors International of Washington	27,000	997
Fastenal (A)	17,800	854
FedEx	40,205	3,755
First Solar * (A)	6,640	814
Flowserve	7,100	783
Fluor	23,444	1,090
General Dynamics	49,626	3,831
General Electric	1,379,874	25,114
Goodrich (A)	16,020	1,130
Honeywell International	99,255	4,493
Illinois Tool Works	50,524	2,393
ITT	23,500	1,260
Jacobs Engineering Group *	16,900	764
L-3 Communications Holdings	15,023	1,377
Lockheed Martin	40,894	3,403
Masco	47,668	740
Monster Worldwide * (A)	15,034	250
Norfolk Southern	48,226	2,695
Northrop Grumman	39,119	2,565
PACCAR (A)	47,191	2,045
Pall (A)	15,495	627
Parker Hannifin	20,671	1,338
Pitney Bowes (A)	28,375	694
Precision Castparts	18,300	2,319
Quanta Services *	28,600	548
Raytheon	49,068	2,803
Republic Services (A)	43,583	1,265
Robert Half International (A)	18,927	576
Rockwell Automation	18,126	1,022
Rockwell Collins	20,178	1,263
Roper Industries (A)	12,000	694
RR Donnelley & Sons	27,111	579
Ryder System	7,254	281
Southwest Airlines	95,049	1,256

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Stericycle * (A)	11,800	$643
Textron (A)	34,598	735
Union Pacific	65,694	4,816
United Parcel Service, Cl B	128,111	8,251
United Technologies	120,832	8,894
Waste Management	62,028	2,135
WW Grainger	7,965	861

		143,221

Information Technology — 18.5%
Adobe Systems *	68,836	2,435
Advanced Micro Devices * (A)	70,763	656
Agilent Technologies *	44,506	1,531
Akamai Technologies * (A)	21,600	678
Altera (A)	37,551	913
Amphenol, Cl A	23,500	991
Analog Devices	39,899	1,150
Apple *	117,331	27,564
Applied Materials	174,550	2,353
Autodesk * (A)	29,317	862
Automatic Data Processing	65,950	2,933
BMC Software *	23,149	880
Broadcom, Cl A	55,936	1,856
CA	50,527	1,186
Cisco Systems *	740,304	19,270
Citrix Systems * (A)	23,442	1,113
Cognizant Technology Solutions, Cl A *	38,300	1,952
Computer Sciences *	20,733	1,130
Compuware *	30,175	253
Corning	203,178	4,106
Dell * (A)	226,174	3,395
eBay *	147,632	3,979
Electronic Arts *	43,978	821
EMC *	266,840	4,814
Fidelity National Information Services	44,765	1,049
Fiserv *	19,980	1,014
Flir Systems *	19,200	541
Google, Cl A *	31,191	17,686
Harris	16,700	793
Hewlett-Packard	304,265	16,172
Intel	713,915	15,892
International Business Machines	167,937	21,538
Intuit *	40,786	1,401
Iron Mountain	24,800	679
Jabil Circuit	25,979	421
JDS Uniphase *	29,456	369
Juniper Networks * (A)	68,200	2,093
Kla-Tencor	21,771	673
Lexmark International, Cl A *	10,239	369
Linear Technology (A)	30,494	862
LSI Logic *	91,546	560
Mastercard, Cl A (A)	12,600	3,200
McAfee *	21,200	851
MEMC Electronic Materials * (A)	29,300	449
Microchip Technology (A)	23,100	651
Micron Technology * (A)	109,569	1,138
Microsoft	986,993	28,889
Molex (A)	17,460	364

Description	Shares	Market Value ($ Thousands)

Motorola *	300,906	$2,113
National Semiconductor	29,337	424
NetApp *	45,476	1,481
Novell *	40,689	244
Novellus Systems * (A)	11,727	293
Nvidia *	74,048	1,287
Oracle	504,988	12,973
Paychex (A)	41,456	1,273
QLogic * (A)	14,148	287
Qualcomm	216,932	9,109
Red Hat *	25,400	743
SAIC *	38,844	688
Salesforce.com * (A)	14,000	1,042
SanDisk * (A)	30,200	1,046
Symantec *	106,447	1,801
Tellabs	50,899	385
Teradata *	22,868	661
Teradyne * (A)	20,307	227
Texas Instruments	159,649	3,907
Total System Services (A)	24,380	382
VeriSign *	23,000	598
Visa, Cl A (A)	57,472	5,232
Western Digital *	30,400	1,185
Western Union	89,812	1,523
Xerox (A)	177,606	1,732
Xilinx (A)	37,609	959
Yahoo! *	156,338	2,584

		258,654

Materials — 3.4%
Air Products & Chemicals	27,526	2,035
Airgas	10,400	662
AK Steel Holding (A)	14,800	338
Alcoa (A)	126,735	1,805
Allegheny Technologies (A)	12,259	662
Ball	11,891	635
Bemis	14,490	416
CF Industries Holdings (A)	6,690	610
Cliffs Natural Resources (A)	16,611	1,178
Dow Chemical (A)	149,475	4,420
E.I. Du Pont de Nemours	118,035	4,395
Eastman Chemical	9,608	612
Ecolab (A)	30,930	1,359
FMC	9,000	545
Freeport-McMoRan Copper & Gold, Cl B	55,968	4,676
International Flavors & Fragrances	9,794	467
International Paper	56,070	1,380
MeadWestvaco	21,515	549
Monsanto	70,248	5,017
Newmont Mining	63,908	3,255
Nucor (A)	40,882	1,855
Owens-Illinois *	22,600	803
Pactiv *	18,487	466
PPG Industries (A)	21,545	1,409
Praxair (A)	39,999	3,320
Sealed Air	19,828	418
Sigma-Aldrich	15,536	834
Titanium Metals * (A)	12,100	201
United States Steel (A)	18,326	1,164
Vulcan Materials (A)	17,149	810

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Weyerhaeuser	26,988	$1,222

		47,518

Telecommunication Services — 2.7%
American Tower, Cl A *	52,000	2,216
AT&T	763,040	19,717
CenturyTel (A)	37,992	1,347
Frontier Communications (A)	38,531	287
MetroPCS Communications * (A)	33,700	238
Qwest Communications International	201,626	1,052
Sprint Nextel *	378,322	1,438
Verizon Communications	366,298	11,363
Windstream (A)	61,246	667

		38,325

Utilities — 3.4%
AES *	85,990	946
Allegheny Energy	20,968	482
Ameren	31,044	810
American Electric Power	61,715	2,109
Centerpoint Energy	48,868	702
CMS Energy (A)	28,292	437
Consolidated Edison (A)	36,133	1,609
Constellation Energy Group	25,599	899
Dominion Resources (A)	78,140	3,212
DTE Energy	21,045	939
Duke Energy (A)	169,522	2,767
Edison International	42,553	1,454
Entergy	24,364	1,982
Equities	16,500	676
Exelon	86,054	3,770
FirstEnergy (A)	39,587	1,547
FPL Group	54,020	2,611
Integrys Energy Group	9,434	447
Nicor	5,325	223
NiSource	34,479	545
Northeast Utilities	21,900	605
NRG Energy *	33,700	704
Oneok	13,900	635
Pepco Holdings	27,500	472
PG&E (A)	47,929	2,033
Pinnacle West Capital	12,549	474
PPL	48,871	1,354
Progress Energy	36,483	1,436
Public Service Enterprise Group	66,230	1,955
Questar	22,200	959
SCANA	14,500	545
Sempra Energy	31,965	1,595
Southern	104,335	3,460
TECO Energy (A)	26,212	417
Wisconsin Energy	14,700	726
Xcel Energy	59,219	1,257

		46,794

Total Common Stock (Cost $757,614) ($ Thousands)		1,367,185

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 15.5%
SEI Liquidity Fund, L.P.,
0.210% (B)**††	220,012,375	$216,555

Total Affiliated Partnership (Cost $220,012) ($ Thousands)		216,555

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	34,230,982	34,231

Total Cash Equivalent (Cost $34,231) ($ Thousands)		34,231

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.000%, 05/27/10	$150	150
U.S. Cash Management Bill
0.140%, 06/17/10	2,895	2,894

Total U.S. Treasury Obligations (Cost $3,044) ($ Thousands)		3,044

Total Investments — 116.1% (Cost $1,014,901) ($ Thousands)		$1,621,015

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	668	Jun-2010	$640

For the period ended March 31, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,396,111 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2010.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $213,600 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of March 31, 2010 was $216,555 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 81.9%

Consumer Discretionary — 13.4%
Aaron Rents	5,400	$180
American Axle & Manufacturing Holdings *	9,200	92
American Eagle Outfitters	12,800	237
American Greetings, Cl A	10,600	221
American Public Education *	13,054	608
America’s Car-Mart *	6,800	164
Ameristar Casinos	23,701	432
AnnTaylor Stores *	10,600	219
ArvinMeritor *	14,800	198
ATC Technology *	8,900	153
Bally Technologies *	9,401	381
Barnes & Noble	10,800	234
Beazer Homes USA *	23,800	108
Big 5 Sporting Goods	8,600	131
Big Lots *	2,100	76
Bluegreen *	4,600	15
Blyth	900	28
Brinker International	8,063	155
Brown Shoe	46,300	717
Brunswick	10,300	165
Buckle	2,800	103
Buffalo Wild Wings *	4,360	210
California Pizza Kitchen *	21,700	364
Callaway Golf	29,398	259
Capella Education *	1,000	93
Carter’s *	10,700	323
Casual Male Retail Group *	53,900	208
Cato, Cl A	39,394	845
CEC Entertainment *	10,200	389
Charming Shoppes *	13,600	74
Cheesecake Factory *	16,016	433
Chico’s FAS	11,264	162
Christopher & Banks	18,700	150
Cinemark Holdings	15,500	284
Citi Trends *	9,400	305
Cooper Tire & Rubber	34,202	650
Core-Mark Holding *	3,100	95
Corinthian Colleges *	16,600	292
Cracker Barrel Old Country Store	13,700	635
Dana Holding *	38,920	462
Deckers Outdoor *	3,300	455
Dillard’s, Cl A	8,200	194
DineEquity *	2,600	103
Domino’s Pizza *	9,100	124
Dress Barn *	9,053	237
DSW, Cl A *	11,100	283
Eastman Kodak	108,800	630
Entercom Communications *	21,748	259
Ethan Allen Interiors	3,600	74
Exide Technologies *	8,400	48
Finish Line, Cl A	39,300	641
Foot Locker	42,260	636
Fossil *	13,546	511
Fred’s, Cl A	18,150	217
Furniture Brands International *	11,900	76
Genesco *	11,500	357
Gymboree *	755	39
Hillenbrand	17,800	392

Description	Shares	Market Value ($ Thousands)

HOT Topic *	64,810	$421
HSN *	29,455	867
Iconix Brand Group *	59,875	920
Insight Enterprises *	19,300	277
Interval Leisure Group *	2,800	41
Isle of Capri Casinos *	30,402	237
J Crew Group *	6,421	295
Jack in the Box *	5,200	122
Jo-Ann Stores *	8,811	370
Jones Apparel Group	22,950	437
JOS A Bank Clothiers *	9,400	514
Kirkland’s *	46,302	972
Knology *	16,436	221
Lakeland Industries *	21,300	181
Las Vegas Sands *	8,200	173
Leggett & Platt	3,800	82
Lennar, Cl A	9,525	164
Life Time Fitness *	16,819	473
Lifetime Brands *	10,600	125
Lincoln Educational Services *	12,300	311
Lions Gate Entertainment *	28,500	178
Live Nation *	16,100	233
Lodgenet Entertainment *	13,800	96
Lululemon Athletica *	23,294	967
Lumber Liquidators Holdings *	385	10
Marcus	5,429	71
Matthews International, Cl A	4,200	149
MDC Partners, Cl A	75,600	782
Media General, Cl A *	9,600	80
Men’s Wearhouse	3,100	74
Morningstar *	1,800	87
New Frontier Media *	48,400	97
Nutri/System	5,200	93
Office Depot *	31,500	251
OfficeMax *	33,320	547
Orient-Express Hotels, Cl A *	20,181	286
Oxford Industries	15,600	317
Papa John’s International *	2,113	54
Penske Auto Group *	6,200	89
PF Chang’s China Bistro *	8,900	393
Phillips-Van Heusen	5,277	303
Pinnacle Entertainment *	50,965	496
Polaris Industries	3,700	189
Pool	8,400	190
Pre-Paid Legal Services *	2,700	102
Princeton Review *	55,100	192
Pulte Homes *	19,500	219
RadioShack	3,500	79
RC2 *	14,700	220
Regis	25,100	469
Ryland Group	32,400	727
Sealy *	23,300	82
Shutterfly *	13,500	325
Signet Jewelers *	1,700	55
Sonic Automotive, Cl A *	9,200	101
Sotheby’s	9,300	289
Spartan Motors	6,000	34
Stage Stores	39,300	605
Stamps.com *	4,000	40
Standard-Pacific *	23,600	107
Steiner Leisure *	6,123	272
Stewart Enterprises, Cl A	21,900	137

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Stoneridge *	6,300	$62
Sturm Ruger	30,880	370
Systemax	3,900	85
Tempur-Pedic International *	32,695	986
Tenneco *	41,743	987
Texas Roadhouse, Cl A *	5,800	81
Tractor Supply	5,221	303
Tupperware Brands	14,985	723
Ulta Salon Cosmetics & Fragrance *	16,525	374
Under Armour, Cl A *	7,425	218
Unifirst	1,700	88
Universal Electronics *	1,600	36
Universal Technical Institute *	5,300	121
Volcom *	7,300	142
Wendy’s, Cl A	48,921	245
Williams-Sonoma	6,800	179
Wolverine World Wide	6,900	201

		38,617

Consumer Staples — 3.6%
Alliance One International *	62,100	316
American Italian Pasta, Cl A *	13,899	540
Andersons	5,700	191
Cal-Maine Foods	6,700	227
Casey’s General Stores	8,600	270
China-Biotics *	6,000	107
Chiquita Brands International *	37,300	587
Cosan SA Industria e Comercio (Brazil) *	22,500	272
Darling International *	36,500	327
Del Monte Foods	37,800	552
Flowers Foods	4,100	102
Fresh Del Monte Produce *	4,600	93
Great Atlantic & Pacific Tea *	25,400	195
Herbalife	5,654	261
J&J Snack Foods	5,600	243
Kulim Malaysia	161,300	352
Lancaster Colony	8,197	483
Lance	24,500	567
Mead Johnson Nutrition, Cl A	1,300	68
Medifast *	28,633	719
Molson Coors Brewing, Cl B	2,600	109
NBTY *	6,400	307
Nu Skin Enterprises, Cl A	21,600	629
Pantry *	20,000	250
Pricesmart	2,200	51
Ruddick	23,350	739
Smart Balance *	62,169	403
TreeHouse Foods *	9,600	421
United Natural Foods *	6,954	196
Universal	2,700	143
USANA Health Sciences *	2,100	66
Vector Group	8,506	131
Viterra, Cl Common Subscription Recei *	26,900	254
Weis Markets	690	25
Winn-Dixie Stores *	17,093	213

		10,409

Energy — 5.0%
Allis-Chalmers Energy *	21,000	74
American Oil & Gas *	31,900	217

Description	Shares	Market Value ($ Thousands)

Approach Resources *	29,300	$266
Arena Resources *	300	10
Atlas Energy	5,686	177
Basic Energy Services *	6,100	47
Berry Petroleum, Cl A	9,100	256
BPZ Resources *	82,377	606
Brigham Exploration *	10,800	172
Bristow Group *	2,400	91
Cal Dive International *	25,900	190
CARBO Ceramics	4,700	293
Carrizo Oil & Gas *	10,000	230
Clayton Williams Energy *	8,200	287
Clean Energy Fuels *	3,000	68
Complete Production Services *	10,100	117
Comstock Resources *	12,325	392
Contango Oil & Gas *	3,515	180
CVR Energy *	34,400	301
Delek US Holdings	5,200	38
Dril-Quip *	200	12
Energy Partners *	5,600	68
Exterran Holdings *	7,500	181
GeoMet *	51,600	46
Global Industries *	25,317	162
GMX Resources *	19,461	160
Goodrich Petroleum *	9,533	149
Gulfport Energy *	4,400	49
Helix Energy Solutions Group *	15,800	206
Hercules Offshore *	34,700	150
Holly	4,000	112
Hornbeck Offshore Services *	9,400	175
Key Energy Services *	52,000	497
Kodiak Oil & Gas *	87,947	300
Lufkin Industries	3,000	237
McMoRan Exploration *	19,500	285
Nordic American Tanker Shipping, Cl US	4,600	139
Northern Oil And Gas *	21,200	336
Oilsands Quest * (A)	429,500	318
Overseas Shipholding Group	3,200	126
Patterson-UTI Energy	3,600	50
PetroHawk Energy *	35,100	712
Petroquest Energy *	40,713	205
Pioneer Drilling *	20,264	143
Quicksilver Resources *	19,759	278
Rentech *	77,000	79
Rosetta Resources *	9,900	233
SandRidge Energy *	85,860	661
Scorpio Tankers *	30,200	379
Ship Finance International	4,800	85
StealthGas	27,900	141
Swift Energy *	10,400	320
T-3 Energy Services, Cl 3 *	9,300	228
Teekay Shipping	10,700	243
Tesoro	13,600	189
Tetra Technologies *	3,200	39
Tidewater	2,055	97
USEC *	37,100	214
Vaalco Energy	52,040	257
Venoco *	34,235	439
W&T Offshore	41,652	350
Western Refining *	14,300	79
Willbros Group *	46,600	560

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

World Fuel Services	27,000	$719

		14,420

Financials — 13.2%
Allied World Assurance Holdings	3,300	148
American Campus Communities †	4,600	127
Amtrust Financial Services	20,700	289
Annaly Capital Management †	14,340	246
Anworth Mortgage Asset †	68,258	460
Apollo Investment *(B)	11,762	150
Ashford Hospitality Trust * †	8,600	62
Aspen Insurance Holdings	8,200	236
Associated Banc-Corp	26,756	369
Associated Estates Realty †	20,100	277
Axis Capital Holdings	2,800	87
Bancorp Rhode Island	3,800	104
Bank of the Ozarks	5,584	197
BGC Partners, Cl A	26,500	162
Boston Private Financial Holdings	19,600	145
Brasil Brokers Participacoes	50,700	220
Calamos Asset Management, Cl A	14,075	202
CapitalSource	31,882	178
Capstead Mortgage †	24,900	298
Cardinal Financial	19,500	208
Cathay General Bancorp	17,000	198
Cedar Shopping Centers †	28,960	229
Centerstate Banks	10,900	134
Chemical Financial	4,700	111
Chimera Investment †	102,168	397
Cincinnati Financial	3,800	110
Cogdell Spencer †	36,100	267
Cohen & Steers	4,000	100
Colonial Properties Trust †	20,100	259
Community Bank System	10,400	237
Cowen Group, Cl A *	59,400	336
Crawford, Cl B *	4,200	17
CreXus Investment †	14,900	199
Delphi Financial Group, Cl A	14,500	365
Developers Diversified Realty †	41,742	508
Dollar Financial *	12,831	309
Duff & Phelps	14,800	248
DuPont Fabros Technology †	14,473	313
E*Trade Financial *	127,900	211
EastGroup Properties †	2,122	80
Education Realty Trust †	48,000	276
eHealth *	2,700	42
EMC Insurance Group	1,200	27
Encore Bancshares *	9,550	91
Equity Lifestyle Properties †	2,162	117
Equity One †	10,800	204
ESSA Bancorp	8,486	106
FBR Capital Markets *	66,900	304
First Bancorp	60,700	146
First Cash Financial Services *	672	14
First Commonwealth Financial	9,900	66
First Financial Bancorp	54,140	963
First Industrial Realty Trust * †	16,400	127
FirstMerit	15,447	333
Flushing Financial	25,600	324
FNB (Pennsylvania)	13,600	110

Description	Shares	Market Value ($ Thousands)

Fpic Insurance Group *	9,300	$252
Fulton Financial	26,380	269
General Shopping Brasil (Brazil) *	50,600	247
Getty Realty †	2,000	47
Gladstone Capital	5,200	61
Gluskin Sheff + Associates	9,900	217
Great American Group *	54,800	121
Greenhill	3,691	303
Hancock Holding	14,520	607
Hanover Insurance Group	10,400	453
Harleysville Group	2,400	81
Hatteras Financial †	3,600	93
Hercules Technology Growth Capital	10,800	114
Highwoods Properties †	20,100	638
Home Bancshares	11,300	299
Home Federal Bancorp	8,800	128
Hudson Valley Holding	11,170	270
Infinity Property & Casualty	2,500	114
Inland Real Estate †	33,600	308
International Assets Holding *	1	—
Investors Real Estate Trust †	30,000	271
iStar Financial †	32,928	151
KBW *	7,800	210
Kennedy-Wilson Holdings *	10,500	107
Knight Capital Group, Cl A *	16,720	255
Lexington Realty Trust †	31,400	204
Life Partners Holdings	7,750	172
LTC Properties †	17,523	474
Max Capital Group	9,900	228
MB Financial	23,100	521
Meadowbrook Insurance Group	79,700	630
Medical Properties Trust †	9,100	95
MF Global Holdings *	26,950	218
MFA Financial †	68,400	503
MGIC Investment *	63,890	701
Mid-America Apartment Communities †	951	49
National Penn Bancshares	81,600	563
National Retail Properties †	18,750	428
Nationwide Health Properties †	2,200	77
Nelnet, Cl A	32,200	598
NewAlliance Bancshares	2,392	30
Northwest Bancshares	7,700	90
NYSE Euronext	3,800	112
Old National Bancorp	15,000	179
Omega Healthcare Investors †	1,100	21
optionsXpress Holdings	12,453	203
Pacific Continental	19,050	200
PacWest Bancorp	12,755	291
Pennsylvania Real Estate Investment Trust †	8,700	109
Penson Worldwide *	400	4
PHH *	10,400	245
Phoenix *	33,200	80
Platinum Underwriters Holdings	8,700	323
PMA Capital, Cl A *	24,756	152
Post Properties †	15,450	340
Potlatch †	2,977	104
Prosperity Bancshares	4,500	185
Provident Financial Services	4,000	48
PS Business Parks †	200	11

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Radian Group	53,963	$844
RAIT Financial Trust †	50,800	101
Redwood Trust †	11,700	180
Renasant	11,100	180
Riskmetrics Group *	672	15
RLI	5,000	285
S&T Bancorp	5,000	105
Safeguard Scientifics *	6,700	87
Safety Insurance Group	5,209	196
SCBT Financial	7,300	270
SeaBright Insurance Holdings	12,300	135
Seacoast Banking Corp of Florida	57,500	98
Selective Insurance Group	5,100	85
Senior Housing Properties Trust †	5,600	124
Signature Bank NY *	1,900	70
Simmons First National, Cl A	4,800	132
Sovran Self Storage †	4,300	150
Starwood Property Trust †	13,000	251
Sunstone Hotel Investors * †	44,980	502
Susquehanna Bancshares	85,540	839
SVB Financial Group *	3,800	177
SWS Group	12,500	144
Synovus Financial	61,475	202
Tanger Factory Outlet Centers †	2,200	95
TD Ameritrade Holding *	11,700	223
Texas Capital Bancshares *	14,843	282
Thomas Weisel Partners Group *	23,600	93
Titanium Asset Management * (C)(F)	15,400	46
Tower Group	5,846	130
TradeStation Group *	18,400	129
Trustco Bank NY	47,500	293
Trustmark	15,271	373
Umpqua Holdings	23,177	307
United Community Banks *	13,619	60
United Financial Bancorp	7,200	101
Universal Health Realty Income Trust †	1,700	60
Uranium Participation *	51,800	303
U-Store-It Trust †	43,450	313
Validus Holdings	11,900	328
ViewPoint Financial Group	10,000	162
Washington Real Estate Investment Trust †	19,400	593
Westamerica Bancorporation	4,400	254
Western Alliance Bancorp *	67,749	386
Whitney Holding	42,100	581
Wilmington Trust	4,100	68
Wilshire Bancorp	3,700	41
World Acceptance *	28,391	1,024
WSFS Financial	7,106	277
Zions Bancorporation	14,450	315

		37,856

Health Care — 10.8%
Abaxis *	15,598	424
Acorda Therapeutics *	21,000	718
Affymetrix *	46,362	340
Air Methods *	10,505	357
Albany Molecular Research *	5,600	47
Alexion Pharmaceuticals *	4,600	250
Align Technology *	13,700	265

Description	Shares	Market Value ($ Thousands)

Allos Therapeutics *	9,800	$73
Allscripts Healthcare Solutions *	10,900	213
Alnylam Pharmaceuticals *	2,100	36
AMAG Pharmaceuticals *	16,453	574
Amedisys *	9,300	514
American Medical Systems Holdings *	17,600	327
AMERIGROUP *	14,801	492
AMN Healthcare Services *	20,501	180
Amsurg *	23,600	510
Analogic	2,200	94
Angiodynamics *	6,200	97
Arena Pharmaceuticals *	3,800	12
Assisted Living Concepts, Cl A *	7,100	233
Auxilium Pharmaceuticals *	2,600	81
BioMarin Pharmaceuticals *	14,976	350
Bio-Reference Labs *	1,200	53
Bruker BioSciences *	25,433	373
Cantel Medical	16,300	324
Cardiome Pharma *	57,260	378
Chemed	14,908	811
Computer Programs & Systems	2,800	109
Conmed *	3,800	90
Covance *	3,400	209
Cubist Pharmaceuticals *	12,743	287
Cyberonics *	6,100	117
Cypress Bioscience *	2,100	10
Durect *	85,275	257
Electro-Optical Sciences *	9,845	73
Emergency Medical Services, Cl A *	8,200	464
Emergent Biosolutions *	1,185	20
Ensign Group	3,800	66
Enzo Biochem *	6,800	41
eResearchTechnology *	25,500	176
Exactech *	12,200	256
Exelixis *	27,600	168
Genoptix *	2,600	92
Gen-Probe *	3,300	165
Gentiva Health Services *	900	25
Haemonetics *	6,200	354
Halozyme Therapeutics *	12,700	101
Health Management Associates, Cl A *	44,439	382
Healthsouth *	32,769	613
Healthspring *	1,700	30
HealthTronics *	75,900	272
HMS Holdings *	7,475	381
Human Genome Sciences *	7,900	239
ICU Medical *	23,500	810
Idexx Laboratories *	3,300	190
Immucor *	8,100	181
Immunogen *	20,500	166
Incyte *	25,500	356
Inspire Pharmaceuticals *	27,200	170
Inverness Medical Innovations *	1,300	51
IPC The Hospitalist *	5,533	194
Isis Pharmaceuticals *	1,300	14
Kendle International *	6,400	112
Kensey Nash *	6,000	141
Kindred Healthcare *	7,500	135
King Pharmaceuticals *	47,500	559

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

LCA-Vision *	11,600	$97
LHC Group *	15,320	514
LifePoint Hospitals *	12,700	467
Magellan Health Services *	8,373	364
Masimo	11,250	299
Medicines *	50,000	392
Medicis Pharmaceutical, Cl A	24,910	627
Medivation *	38,826	407
Mednax *	6,300	367
Meridian Bioscience	12,200	248
Merit Medical Systems *	4,600	70
MWI Veterinary Supply *	1,900	77
Nektar Therapeutics *	26,309	400
Nighthawk Radiology Holdings *	10,800	34
NovaMed *	19,800	67
NPS Pharmaceuticals *	11,873	60
NuVasive *	8,263	373
Odyssey HealthCare *	24,760	448
Omnicare	3,300	93
Omnicell *	9,529	134
Optimer Pharmaceuticals *	12,003	147
Orthofix International *	6,091	222
Par Pharmaceutical *	19,275	478
Parexel International *	9,700	226
PDL BioPharma	135,211	840
Perrigo	2,500	147
Pharmaceutical Product Development	6,707	159
Pharmasset *	3,396	91
Pozen *	36,450	349
Providence Service *	8,600	131
PSS World Medical *	10,400	245
Psychiatric Solutions *	2,500	74
Questcor Pharmaceuticals *	85,625	705
Quidel *	32,329	470
Regeneron Pharmaceuticals *	9,600	254
RehabCare Group *	2,300	63
Res-Care *	24,600	295
Rigel Pharmaceuticals *	46,300	369
Savient Pharmaceuticals *	37,671	544
Seattle Genetics *	3,417	41
SIGA Technologies *	22,393	148
Sirona Dental Systems *	8,300	316
Spectrum Pharmaceuticals *	22,300	103
StemCells *	66,800	78
STERIS	26,448	890
Sun Healthcare Group *	22,900	218
Techne	3,900	248
Theravance *	6,600	88
Thoratec *	7,016	235
Valeant Pharmaceuticals International *	9,800	420
Varian *	900	47
Viropharma *	2,400	33
Vivus *	6,200	54
WellCare Health Plans *	16,632	496
Zoll Medical *	5,634	148

		31,112

Industrials — 10.9%
ABM Industries	5,955	126
ACCO Brands *	14,100	108

Description	Shares	Market Value ($ Thousands)

Actuant, Cl A	15,600	$305
Administaff	8,600	183
Aegean Marine Petroleum Network	15,244	433
AerCap Holdings *	52,030	599
Aerovironment *	11,225	293
Airtran Holdings *	175,800	893
Alaska Air Group *	6,800	280
American Science & Engineering	1,800	135
Ameron International	2,800	176
AMR *	10,400	95
AO Smith	8,800	463
APAC Customer Services *	73,329	422
Apogee Enterprises	20,746	328
Applied Industrial Technologies	14,000	348
Arkansas Best	4,200	125
Armstrong World Industries *	9,035	328
Atlas Air Worldwide Holdings *	17,385	922
Avis Budget Group *	51,831	596
AZZ	1,600	54
Baldor Electric	9,800	366
BE Aerospace *	21,700	661
Beacon Roofing Supply *	5,600	107
Briggs & Stratton	14,800	289
Brink’s	5,100	144
Carlisle	6,100	233
Celadon Group *	29,911	417
Cenveo *	29,800	258
Chart Industries *	29,387	588
Columbus McKinnon *	17,700	281
Comfort Systems USA	11,600	145
Consolidated Graphics *	8,200	340
Continental Airlines, Cl B *	11,500	253
Copa Holdings, Cl A	3,700	225
Cornell *	34,600	633
Corporate Executive Board	13,825	368
CRA International *	19,100	438
Cubic	16,660	599
Deluxe	5,600	109
Dycom Industries *	42,100	369
Dynamic Materials	5,017	78
DynCorp International, Cl A *	31,500	362
EMCOR Group *	24,800	611
Energy Recovery *	9,325	59
EnerNOC *	8,011	238
EnerSys *	17,016	420
Ennis	8,200	133
Fastenal	3,900	187
Force Protection *	45,700	275
FTI Consulting *	7,200	283
Generac Holdings *	21,300	298
Genesee & Wyoming, Cl A *	10,770	367
Geo Group *	12,800	254
GeoEye *	11,544	341
GrafTech International *	5,827	80
Granite Construction	9,100	275
Great Lakes Dredge & Dock	108,873	572
GT Solar International *	7,000	37
H&E Equipment Services *	25,300	273
Hawaiian Holdings *	47,300	349
Healthcare Services Group	1,500	34
Hexcel *	43,900	634

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Hill International *	730	$4
HNI	8,656	230
Horizon Lines, Cl A	8,100	44
Innerworkings *	51,920	270
Kaman	4,000	100
KBR	7,200	160
Kelly Services, Cl A *	6,000	100
Kirby *	7,300	278
Knight Transportation	4,500	95
Ladish *	9,820	198
Landstar System	6,655	279
LECG *	53,130	158
Lennox International	3,961	175
Lydall *	4,600	36
Manitowoc	17,000	221
Marten Transport *	8,355	165
Mcgrath Rentcorp	2,800	68
Michael Baker *	14,482	499
Middleby *	4,174	240
Mine Safety Appliances	5,700	159
Mueller Water Products, Cl A	85,992	411
Navigant Consulting *	2,000	24
Navistar International *	5,800	259
Old Dominion Freight Line *	15,051	503
Oshkosh Truck	2,859	115
Owens Corning *	3,800	97
Polypore International *	11,576	202
Powell Industries *	5,507	179
Rand Logistics *	9,500	49
Raven Industries	6,928	204
Resources Connection *	10,175	195
Robbins & Myers	12,200	291
RSC Holdings *	38,500	306
Skywest	4,100	58
Standard Register	9,400	50
Standex International	8,100	209
SYKES Enterprises *	5,900	135
TAL International Group	17,800	355
Teleflex	1,800	115
Tennant	4,147	114
Terex *	13,200	300
Tetra Tech *	1,242	29
Textainer Group Holdings	16,000	345
Titan Machinery *	26,925	369
Tredegar	5,500	94
Triumph Group	6,290	441
TrueBlue *	10,100	157
Tutor Perini *	13,394	291
UAL *	42,609	833
US Airways Group *	44,300	326
US Ecology	4,900	79
Vitran *	13,850	168
Wabash National *	27,000	189
Werner Enterprises	11,530	267

		31,433

Information Technology — 17.7%
3Com *	36,680	282
Actel *	4,000	55
ADC Telecommunications *	53,240	389
Advanced Energy Industries *	35,386	586
Advent Software *	3,741	167

Description	Shares	Market Value ($ Thousands)

Amkor Technology *	40,667	$288
Anixter International *	1,300	61
Ansys *	4,700	203
Applied Micro Circuits *	79,200	683
Archipelago Learning *	15,189	221
Ariba *	19,300	248
Arris Group *	72,900	875
Art Technology Group *	116,292	513
AsiaInfo Holdings *	16,371	433
Atheros Communications *	16,314	632
Atmel *	45,270	228
Aviat Networks *	39,000	259
Benchmark Electronics *	36,788	763
Blackbaud	8,300	209
Blue Coat Systems *	10,600	329
Brightpoint *	38,500	290
Brocade Communications Systems *	55,800	319
Cabot Microelectronics *	6,140	232
CDC Software ADR *	42,500	488
Checkpoint Systems *	13,300	294
Ciber *	77,300	289
Cirrus Logic *	32,500	273
Cognex	11,400	211
Cogo Group *	13,300	93
CommScope *	9,880	277
CommVault Systems *	23,586	504
Comtech Telecommunications *	9,250	296
Comverse Technology *	33,100	275
CSG Systems International *	19,700	413
CTS	16,200	153
Cypress Semiconductor *	6,000	69
Daktronics	7,300	56
Digi International *	31,000	330
Digital River *	23,365	708
Diodes *	15,050	337
Double-Take Software *	19,900	177
DSP Group *	23,000	192
DTS *	1,165	40
Earthlink	17,600	150
EFJ *	15,600	14
Electro Rent	3,500	46
Electronics for Imaging *	6,800	79
Emulex *	25,000	332
Entegris *	75,200	379
Euronet Worldwide *	486	9
Fairchild Semiconductor International *	47,540	506
Flir Systems *	6,400	180
Forrester Research *	3,396	102
Gartner *	3,800	84
GSI Commerce *	2,100	58
Hackett Group *	32,100	89
Heartland Payment Systems	29,200	543
Hittite Microwave *	10,900	479
IAC *	10,800	246
Imation *	61,598	678
Informatica *	8,100	218
Integral Systems *	25,000	241
Integrated Device Technology *	89,471	548
InterDigital *	3,600	100
Intermec *	10,410	148

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Intersil, Cl A	12,387	$183
IXYS *	6,600	56
j2 Global Communications *	14,900	349
Jack Henry & Associates	5,300	128
JDA Software Group *	41,859	1,164
KIT Digital *	31,797	410
Knot *	44,900	351
Lawson Software *	5,700	38
Lexmark International, Cl A *	4,100	148
Linear Technology	7,000	198
LivePerson *	5,300	41
Loral Space & Communications *	4,100	144
Manhattan Associates *	11,500	293
Mantech International, Cl A *	14,800	723
MAXIMUS	7,200	439
Mentor Graphics *	46,510	373
MercadoLibre *	11,675	563
Methode Electronics	39,900	395
Micrel	9,900	106
Microsemi *	4,400	76
MicroStrategy, Cl A *	9,919	844
MKS Instruments *	15,000	294
ModusLink Global Solutions *	8,900	75
MoneyGram International *	34,100	130
Monolithic Power Systems *	3,700	83
Move *	41,100	86
MTS Systems	5,200	151
Net 1 UEPS Technologies *	4,144	76
Netgear *	34,144	891
Netlogic Microsystems *	15,178	447
NetSuite *	22,333	325
Novatel Wireless *	51,000	343
Novell *	43,700	262
Omnivision Technologies *	15,600	268
Openwave Systems *	19,800	45
OSI Systems *	10,700	300
Palm *	11,700	44
Parametric Technology *	41,700	753
Park Electrochemical	19,625	564
Parkervision *	94,200	160
Photronics *	59,350	302
Plantronics	2,400	75
Plexus *	11,900	429
Power Integrations	5,200	214
Progress Software *	12,317	387
Quality Systems	5,325	327
Quantum *	182,872	481
Quest Software *	45,138	803
Radware *	5,700	126
RealNetworks *	21,000	101
RF Micro Devices *	65,074	324
RightNow Technologies *	14,620	261
Riverbed Technology *	19,386	551
Rogers *	3,200	93
Rosetta Stone *	13,850	329
Sapient	68,471	626
Scansource *	9,500	273
Seachange International *	41,800	300
Semtech *	17,400	303
Skyworks Solutions *	15,819	247
SRA International, Cl A *	5,200	108
Standard Microsystems *	7,100	165

Description	Shares	Market Value ($ Thousands)

STEC *	44,635	$535
SuccessFactors *	11,925	227
Synaptics *	7,655	211
Synchronoss Technologies *	2,600	50
SYNNEX *	2,500	74
Syntel	10,000	385
Take-Two Interactive Software *	9,500	94
Taleo, Cl A *	10,000	259
Tech Data *	2,200	92
Tekelec *	8,400	152
TeleTech Holdings *	30,028	513
Teradyne *	65,985	737
Tessera Technologies *	14,826	301
THQ *	15,000	105
TIBCO Software *	62,900	679
Tivo *	12,304	211
Trimble Navigation *	7,000	201
TriQuint Semiconductor *	77,402	542
TTM Technologies *	52,320	464
Tyler Technologies *	400	7
Ultimate Software Group *	3,757	124
Unisys *	23,750	829
United Online	51,600	386
Valueclick *	77,422	785
VanceInfo Technologies ADR *	17,370	387
Vasco Data Security International *	9,203	76
Veeco Instruments *	21,247	924
VeriFone Holdings *	17,075	345
Verigy *	33,830	378
VistaPrint *	6,131	351
Vocus *	5,200	89
Volterra Semiconductor *	22,900	575
Websense *	22,790	519
Wright Express *	17,900	539
Zoran *	61,000	656

		50,915

Materials — 4.7%
AK Steel Holding	13,700	313
Allied Nevada Gold *	21,100	350
AM Castle	8,900	116
Aptargroup	5,700	224
Arch Chemicals	2,200	76
Buckeye Technologies *	13,300	174
Carpenter Technology	25,490	933
Century Aluminum *	7,700	106
Commercial Metals	15,000	226
Cytec Industries	2,261	106
Domtar *	2,600	168
Ferro	7,700	68
Gammon Gold *	37,400	269
General Steel Holdings *	21,200	87
Globe Specialty Metals *	17,900	200
Graham Packaging *	5,100	64
H.B. Fuller	10,000	232
Headwaters *	19,700	90
Innophos Holdings	16,500	460
Intrepid Potash *	15,378	466
Jaguar Mining *	28,500	263
Koppers Holdings	12,852	364
Landec *	3,400	23

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

LSB Industries *	1,697	$26
Myers Industries	11,800	124
New Gold *	65,600	286
NewMarket	12,672	1,305
Olin	9,400	184
Omnova Solutions *	32,700	257
PolyOne *	52,840	541
Quaker Chemical	11,700	317
Rockwood Holdings *	20,786	553
RTI International Metals *	4,000	121
Schnitzer Steel Industries, Cl A	4,176	219
Schulman A	6,500	159
Schweitzer-Mauduit International	10,900	518
Sensient Technologies	4,600	134
Solutia *	33,500	540
Spartech *	24,304	284
Stepan	277	16
Temple-Inland	17,378	355
Universal Stainless & Alloy *	14,900	357
Wausau Paper *	10,400	89
Worthington Industries	32,011	554
WR Grace *	40,428	1,122
Zep	55	1

		13,440

Telecommunication Services — 0.7%
Alaska Communications Systems Group	8,900	72
Cincinnati Bell *	106,169	362
Cogent Communications Group *	16,905	176
Consolidated Communications Holdings	7,400	140
Frontier Communications	15,400	115
Global Crossing *	9,200	139
Leap Wireless International *	16,800	275
Neutral Tandem *	22,900	366
PAETEC Holding *	39,400	185
Shenandoah Telecommunications	2,800	53
USA Mobility	9,200	116

		1,999

Utilities — 1.9%
Allete	4,900	164
California Water Service Group	3,170	119
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	18,100	258
Cleco	13,600	361
El Paso Electric *	7,000	144
Empire District Electric	12,000	216
Great Plains Energy	6,500	121
Idacorp	11,300	391
Laclede Group	2,113	71
MGE Energy	3,594	127
New Jersey Resources	9,904	372
NorthWestern	18,500	496
PNM Resources	33,794	423
Portland General Electric	29,700	574
RRI Energy *	14,800	55
UGI	10,900	289
UIL Holdings	3,299	91
Unisource Energy	12,300	387
Vectren	16,826	416

Description	Shares	Market Value ($ Thousands)

Westar Energy	14,500	$323

		5,398

Total Common Stock (Cost $206,811) ($ Thousands)		235,599

PREFERRED STOCK — 0.4%
Grubb & Ellis Cumulative *	5,800	853
Callaway Golf (A)	1,500	208

Total Preferred Stock (Cost $764) ($ Thousands)		1,061

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Value Index Fund	11,600	741

Total Exchange Traded Fund (Cost $740) ($ Thousands)		741

	Number of Warrants

WARRANTS — 0.0%
Oilsands Quest
Expires 05/12/11 * (C) (F)	1,200	—

Total Warrants (Cost $1) ($Thousands)		—

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Scorpio Mining PIPE
7.000%, 05/05/11 (C) (F)	52	47

Total Corporate Obligation (Cost $46) ($ Thousands)		47

CONVERTIBLE BOND — 0.0%

Energy — 0.0%
Rentech CV to 249.2522
4.000%, 04/15/13 (D)	$204	141

Total Convertible Bond (Cost $164) ($ Thousands)		141

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	12,602,483	12,602

Total Cash Equivalent (Cost $12,602) ($ Thousands)		12,602

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.135%, 06/03/10 (D)(E)	$942	$942

Total U.S. Treasury Obligation (Cost $942) ($ Thousands)		942

Total Investments — 87.3% (Cost $222,070) ($ Thousands)		$251,133

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	686	Jun-2010	$(296)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $287,704 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Business development company.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2010 was $93 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Zero Coupon Security. The rate reported is the rate in effect as of March 31, 2010.

(E)	Security, or portion there of, has been pledged as collateral on open futures contracts.

(F)	Security considered restricted. The total market value of such securities as of March 31, 2010 was $93 ($ Thousands) and represented 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Amounts designated as “—” are $0 or have been rounded to $0.

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.7% ‡

Consumer Discretionary — 9.0%
Abercrombie & Fitch, Cl A (A)	29,208	$1,333
Accor	9,651	535
American Greetings, Cl A (A)	44,900	936
America’s Car-Mart *	22,300	538
Arctic Cat *	43,600	473
ATC Technology *	87,096	1,495
Bebe Stores (A)	46,165	411
Belo, Cl A	148,200	1,011
Big Lots *	24,200	881
Blyth	6,475	202
Bob Evans Farms (A)	24,000	742
Brown Shoe	34,100	528
Cabela’s * (A)	59,800	1,046
California Pizza Kitchen *	52,756	886
Callaway Golf (A)	128,403	1,132
Carmike Cinemas *	5,100	71
Casual Male Retail Group *	178,850	690
Cato, Cl A	35,000	750
Collective Brands *	4,500	102
Cooper Tire & Rubber	100,838	1,918
Core-Mark Holding *	4,000	123
Cracker Barrel Old Country Store (A)	26,000	1,206
CSS Industries	35,100	706
Dillard’s, Cl A	4,200	99
Ethan Allen Interiors (A)	54,752	1,130
Finish Line, Cl A	7,600	124
Foot Locker	34,400	517
Genesco *	1,400	43
Harte-Hanks	43,000	553
hhgregg *	52,118	1,316
Hillenbrand	28,000	616
Iconix Brand Group *	50,600	777
Insight Enterprises * (A)	62,200	893
International Speedway, Cl A (A)	59,800	1,541
Jack in the Box *	95,070	2,239
Jakks Pacific * (A)	39,700	518
Jo-Ann Stores *	4,600	193
Jones Apparel Group	10,900	207
Journal Communications, Cl A	107,100	450
Lakeland Industries *	71,700	610
Landry’s Restaurants * (A)	19,700	353
Lifetime Brands *	35,041	413
Lions Gate Entertainment *	94,500	590
Marriott International, Cl A (A)	30,800	971
Matthews International, Cl A	39,000	1,384
MDC Partners, Cl A	250,870	2,596
Mediacom Communications, Cl A *	11,700	70
Men’s Wearhouse (A)	21,601	517
Meredith (A)	57,600	1,982
New Frontier Media *	160,600	321
O’Charleys *	50,700	453
Oxford Industries	2,800	57
Perry Ellis International *	6,800	154
PetSmart (A)	42,968	1,373
Polaris Industries (A)	21,800	1,115
Pool	27,900	632
Princeton Review *	183,546	641

Description	Shares	Market Value ($ Thousands)

RadioShack	53,600	$1,213
RC2 *	5,600	84
Red Robin Gourmet Burgers * (A)	36,600	894
Regis (A)	80,648	1,506
Rent-A-Center *	136,800	3,235
Retail Ventures *	7,400	71
Ruby Tuesday * (A)	52,100	551
Scholastic (A)	25,700	719
Scientific Games, Cl A * (A)	61,473	865
Sinclair Broadcast Group, Cl A *	68,900	350
Sonic Automotive, Cl A *	7,700	85
Speedway Motorsports	3,000	47
Sport Supply Group	1,100	15
Stage Stores	58,400	899
Standard Motor Products	9,100	90
Stein Mart *	8,200	74
Thomas Cook Group	65,561	268
Unifirst	3,300	170
World Wrestling Entertainment, Cl A	29,300	507

		54,806

Consumer Staples — 4.3%
Alliance One International *	220,900	1,124
American Italian Pasta, Cl A *	2,300	89
American Oriental Bioengineering * (A)	136,200	556
BJ’s Wholesale Club * (A)	33,645	1,245
Cal-Maine Foods (A)	14,700	498
Casey’s General Stores (A)	48,276	1,516
Central Garden and Pet, Cl A *	74,799	685
Central Garden and Pet *	74,918	739
Chiquita Brands International * (A)	111,700	1,757
Corn Products International	41,879	1,452
Dean Foods * (A)	125,140	1,964
Del Monte Foods	125,500	1,832
Dole Food * (A)	68,041	806
Fresh Del Monte Produce *	56,800	1,150
Herbalife	12,700	586
Ingles Markets, Cl A	31,975	481
Nash Finch (A)	10,700	360
Nutraceutical International *	900	13
Pantry *	106,588	1,331
Prestige Brands Holdings *	20,200	182
Ruddick (A)	58,500	1,851
Sanderson Farms (A)	32,903	1,764
Seneca Foods, Cl A *	3,200	93
Universal (A)	65,300	3,441
Village Super Market, Cl A	10,504	294

		25,809

Energy — 4.8%
Allis-Chalmers Energy *	24,300	86
Alon USA Energy (A)	22,900	166
Approach Resources *	97,200	882
Berry Petroleum, Cl A (A)	92,672	2,610
Cal Dive International *	253,287	1,856
Clayton Williams Energy *	2,200	77
Comstock Resources *	69,700	2,216
CVR Energy *	9,900	86
Energy Partners *	18,700	228
Forest Oil *	81,500	2,104

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Frontier Oil (A)	62,885	$849
GeoMet *	171,370	153
Goodrich Petroleum * (A)	73,651	1,152
Gulfport Energy *	8,000	90
Holly (A)	82,400	2,300
Hornbeck Offshore Services * (A)	17,300	321
Key Energy Services * (A)	161,658	1,544
Oil States International *	10,100	458
Overseas Shipholding Group (A)	19,600	769
Parker Drilling * (A)	231,200	1,140
Patterson-UTI Energy	126,700	1,770
RPC (A)	53,700	598
Scorpio Tankers *	52,600	661
SEACOR Holdings *	8,700	702
Seahawk Drilling * (A)	45,500	858
Ship Finance International	500	9
StealthGas	92,600	468
Stone Energy *	10,200	181
Superior Energy Services *	40,400	849
Swift Energy * (A)	69,382	2,133
Tesoro (A)	37,300	518
USEC * (A)	168,500	972
Western Refining *	15,800	87

		28,893

Financials — 31.7%
1st Source	39,900	700
Abington Bancorp	1,500	12
Advance America Cash Advance
Centers	110,900	645
Agree Realty †	27,303	624
Alexandria Real Estate Equities † (A)	14,500	980
Alliance Financial	3,300	97
Allied Capital *	24,600	122
Allied World Assurance Holdings	43,900	1,969
AMB Property † (A)	141,000	3,841
American Campus Communities †	15,430	427
American Equity Investment Life Holding (A)	75,800	807
American Physicians Capital	15,600	498
Ameris Bancorp	6,608	60
Ames National	200	4
Anworth Mortgage Asset †	68,800	464
Argo Group International Holdings	400	13
Arrow Financial	3,090	83
Ashford Hospitality Trust * †	16,200	116
Aspen Insurance Holdings	71,400	2,059
Assured Guaranty (A)	31,200	686
Astoria Financial (A)	100,400	1,456
Auburn National Bancorporation	600	12
AvalonBay Communities † (A)	15,100	1,304
Bancfirst	5,400	226
Banco Latinoamericano de Exportaciones, Cl E	59,800	859
Bancorp *	10,800	96
Bancorp Rhode Island	13,700	375
Bancorpsouth (A)	65,465	1,372
Bank of Kentucky Financial	100	2
Bank of Marin Bancorp	3,100	103
Bank of the Ozarks	13,000	457

Description	Shares	Market Value ($ Thousands)

BankFinancial	8,700	$80
Banner	28,400	109
Bar Harbor Bankshares	1,400	43
Beneficial Mutual Bancorp *	14,000	133
Berkshire Hills Bancorp	4,000	73
BGC Partners, Cl A	126,200	771
BioMed Realty Trust † (A)	49,400	817
Boston Private Financial Holdings (A)	151,591	1,117
Boston Properties † (A)	17,100	1,290
Brandywine Realty Trust † (A)	77,500	946
Brookfield Asset Management, Cl A	75,600	1,922
Brookline Bancorp	32,800	349
Bryn Mawr Bank	2,900	53
Calamos Asset Management, Cl A	10,600	152
Camden National	20,000	642
Camden Property Trust †	31,371	1,306
Cape Bancorp *	1,200	10
Capital City Bank Group	4,600	66
Capstead Mortgage † (A)	38,400	459
Cardinal Financial	106,169	1,134
Cathay General Bancorp (A)	70,200	818
CBL & Associates Properties † (A)	90,633	1,242
Cedar Shopping Centers † (A)	47,400	375
Centerstate Banks	36,000	441
Central Pacific Financial * (A)	30,300	51
Century Bancorp, Cl A	2,300	44
Chemical Financial	6,200	146
Chimera Investment †	125,500	488
Citizens & Northern	3,000	38
Citizens Republic Bancorp *	61,236	72
CNA Surety *	32,200	573
CNB Financial	2,100	32
CoBiz Financial	18,700	117
Cogdell Spencer †	10,000	74
Colonial Properties Trust †	15,300	197
Columbia Banking System	19,600	398
Community Bank System (A)	80,600	1,836
Community Trust Bancorp	8,000	217
Conseco *	116,600	725
CreXus Investment †	29,400	393
CVB Financial	58,700	583
Delphi Financial Group, Cl A	40,200	1,011
Developers Diversified Realty †	13,000	158
Dexus Property Group †	359,141	267
Dime Community Bancshares	37,300	471
Doral Financial *	42,200	182
Douglas Emmett † (A)	159,700	2,455
Duke Realty † (A)	65,200	808
DuPont Fabros Technology †	31,000	669
Eagle Bancorp *	2,800	33
East West Bancorp	46,800	815
Education Realty Trust †	138,298	794
Employers Holdings	209,615	3,113
Encore Bancshares *	31,500	298
Encore Capital Group *	45,200	744
Endurance Specialty Holdings (A)	55,951	2,079
Enterprise Bancorp	1,600	20
Enterprise Financial Services	4,200	46
Equity One † (A)	82,049	1,550

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Equity Residential †	41,100	$1,609
ESB Financial	600	8
ESSA Bancorp	28,500	357
Essex Property Trust † (A)	4,600	414
Extra Space Storage †	6,100	77
Farmers Capital Bank	2,400	21
FBL Financial Group, Cl A (A)	41,900	1,026
FBR Capital Markets *	221,600	1,008
Federated Investors, Cl B (A)	53,568	1,413
Financial Institutions	4,400	64
First Bancorp (A)	37,600	201
First Commonwealth Financial	18,500	124
First Community Bancshares	11,900	147
First Defiance Financial	4,800	49
First Financial	4,500	130
First Financial Bancorp	158,902	2,827
First Financial Bankshares	7,500	387
First Financial Holdings	25,556	385
First Financial Northwest	5,200	36
First Horizon National * (A)	79,323	1,115
First Industrial Realty Trust * †	27,400	213
First Merchants (A)	9,100	63
First Mercury Financial	5,100	66
First Midwest Bancorp	40,000	542
First of Long Island	1,900	46
First Potomac Realty Trust †	5,600	84
FirstMerit (A)	69,744	1,504
Flagstar Bancorp * (A)	52,400	31
Flagstone Reinsurance Holdings	8,000	92
Flushing Financial	104,200	1,319
FNB (Pennsylvania)	62,200	504
Forest City Enterprises, Cl A * (A)	157,079	2,263
Fpic Insurance Group * (A)	25,200	683
German American Bancorp	2,900	44
GFI Group	140,900	814
Glacier Bancorp	10,700	163
Great American Group *	181,900	400
Great Southern Bancorp	3,700	83
Hammerson (United Kingdom) †	46,277	276
Hancock Holding (A)	33,345	1,394
Heartland Financial USA	3,600	58
Hercules Technology Growth Capital	76,600	811
Heritage Financial Group	500	6
Highwoods Properties †	25,700	815
Home Bancshares	49,200	1,301
Home Federal Bancorp	31,800	461
Horace Mann Educators	67,397	1,015
Hospitality Properties Trust †	26,000	623
Host Hotels & Resorts † (A)	208,010	3,047
HRPT Properties Trust †	185,800	1,446
IBERIABANK (A)	29,014	1,741
Independent Bank	9,700	239
Infinity Property & Casualty (A)	55,473	2,521
International Bancshares (A)	71,300	1,639
Invesco Mortgage Capital †	300	7
Investors Bancorp *	30,300	400
Kearny Financial	2,100	22
Kennedy-Wilson Holdings *	34,800	353
K-Fed Bancorp	500	5
Kimco Realty † (A)	232,100	3,630
Lakeland Bancorp	8,800	78

Description	Shares	Market Value ($ Thousands)

Lakeland Financial	4,400	$84
Legacy Bancorp	1,400	13
Liberty Property Trust † (A)	24,400	828
Macerich † (A)	31,640	1,212
MainSource Financial Group (A)	56,400	380
Max Capital Group	76,200	1,752
MB Financial	67,360	1,518
MCG Capital *	2,200	12
Meadowbrook Insurance Group	237,000	1,872
Medical Properties Trust † (A)	90,200	945
Merchants Bancshares	2,400	52
Meridian Interstate Bancorp *	2,900	30
MFA Financial †	188,167	1,385
MGIC Investment *	62,800	689
Mid-America Apartment
Communities † (A)	28,419	1,472
Midsouth Bancorp	1,200	20
Monmouth Real Estate Investment, Cl A †	2,900	24
Montpelier Re Holdings	65,500	1,101
Nara Bancorp *	29,700	260
NASB Financial	1,100	25
National Bankshares	2,400	65
National Financial Partners *	13,700	193
National Penn Bancshares (A)	195,709	1,350
NBT Bancorp	14,100	322
Nelnet, Cl A	104,211	1,934
NewAlliance Bancshares	26,300	332
NGP Capital Resources	6,300	54
Northrim BanCorp	2,900	50
Northwest Bancshares	50,735	596
Norwood Financial	600	16
NYMAGIC	2,500	53
OceanFirst Financial	37,850	430
Ocwen Financial *	40,400	448
Ohio Valley Banc	200	4
Old National Bancorp	65,100	778
Old Second Bancorp	8,700	57
Oppenheimer Holdings, Cl A	2,700	69
Oriental Financial Group	64,109	865
Orrstown Financial Services	500	13
Pacific Capital Bancorp (A)	22,900	41
PacWest Bancorp (A)	80,570	1,839
Park National (A)	4,749	296
Parkway Properties †	8,800	165
Peapack Gladstone Financial	2,615	41
Pebblebrook Hotel Trust * †	32,400	681
Pennsylvania Real Estate Investment Trust † (A)	47,300	590
Peoples Bancorp	4,200	69
Peoples Financial	1,500	22
PHH *	25,900	610
Pico Holdings *	46,000	1,711
Pinnacle Financial Partners *	100	2
Platinum Underwriters Holdings (A)	97,479	3,615
Plum Creek Timber †	35,900	1,397
PMA Capital, Cl A *	57,500	353
Porter Bancorp	1,015	13
Post Properties †	7,000	154
Presidential Life	13,900	139
PrivateBancorp, Cl A (A)	31,000	425

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

ProAssurance * (A)	39,555	$2,316
Prosperity Bancshares	29,100	1,193
Provident Financial Services	40,500	482
Provident New York Bancorp	10,200	97
PS Business Parks †	4,400	235
Public Storage † (A)	29,900	2,751
Radian Group	13,200	206
RAIT Financial Trust † (A)	29,400	58
Regency Centers † (A)	92,600	3,470
Reinsurance Group of America, Cl A	34,719	1,823
Renasant	50,200	812
Republic Bancorp, Cl A (A)	42,678	804
Resource Capital †	13,000	88
Rewards Network	1,300	17
RioCan Real Estate Investment Trust †	14,100	257
Rockville Financial	1,800	22
S&T Bancorp	29,600	619
Safeguard Scientifics *	22,100	287
Safety Insurance Group	18,200	686
Sandy Spring Bancorp	8,250	124
Santander BanCorp *	15,600	191
Saul Centers †	21,300	882
SCBT Financial	26,640	987
SeaBright Insurance Holdings	41,300	455
Selective Insurance Group	43,400	720
Shore Bancshares	2,500	36
Sierra Bancorp (A)	20,500	264
Signature Bank NY * (A)	47,802	1,771
Simmons First National, Cl A	19,700	543
Simon Property Group † (A)	25,618	2,149
Smithtown Bancorp	17,100	71
South Financial Group (A)	21,700	15
Southside Bancshares	7,851	169
Southwest Bancorp	13,000	108
Sovran Self Storage †	2,600	91
StanCorp Financial Group	12,100	576
Starwood Property Trust †	43,100	832
State Bancorp	4,700	37
Sterling Bancorp, Cl N	17,400	175
Sterling Bancshares	58,700	328
Stewart Information Services (A)	69,300	956
Student Loan	24,700	878
Suffolk Bancorp	1,600	49
Sun Bancorp *	6,825	27
Susquehanna Bancshares	151,200	1,483
SVB Financial Group *	18,700	873
SY Bancorp	800	18
Synovus Financial (A)	545,711	1,795
Terreno Realty * †	12,900	255
Territorial Bancorp	1,500	29
Texas Capital Bancshares *	40,080	761
Thomas Weisel Partners Group *	78,200	307
TICC Capital	10,900	72
Tompkins Financial, Cl US	6,270	229
Tower Bancorp	2,900	78
Trico Bancshares	8,400	167
Trustco Bank NY	69,300	428
Trustmark (A)	38,300	936
UDR † (A)	101,400	1,789
UMB Financial	7,700	313

Description	Shares	Market Value ($ Thousands)

Umpqua Holdings	58,900	$781
Unibail (France) †	7,338	1,489
United Bankshares	9,000	236
United Community Banks *	33,197	146
United Financial Bancorp	34,000	475
Univest Corp of Pennsylvania	3,000	56
Validus Holdings	52,900	1,456
Ventas † (A)	29,200	1,386
Verde Realty PIPE * (B) (G)	21,100	468
ViewPoint Financial Group	33,030	535
Vornado Realty Trust † (A)	49,297	3,732
Washington Banking	3,500	44
Washington Real Estate Investment Trust †	20,900	639
Washington Trust Bancorp	5,500	103
Webster Financial	19,200	336
WesBanco	19,800	322
West Bancorporation	2,500	16
Westamerica Bancorporation	9,200	530
Western Alliance Bancorp *	37,700	215
Westfield Group †	74,343	823
White Mountains Insurance Group	2,700	959
Whitney Holding (A)	76,099	1,049
Wilber	1,100	7
Willis Group Holdings	23,451	734
Wilmington Trust	13,600	225
Wilshire Bancorp (A)	50,100	553
Wintrust Financial	3,200	119
World Acceptance *	1,400	51
WSFS Financial	27,700	1,080
Yadkin Valley Financial	4,100	18
Zenith National Insurance (A)	52,300	2,004
Zions Bancorporation (A)	86,115	1,879

		192,636

Health Care — 4.4%
AMN Healthcare Services *	137,600	1,211
Amsurg * (A)	48,450	1,046
Assisted Living Concepts, Cl A *	23,400	768
Brookdale Senior Living *	39,800	829
Cambrex *	91,200	370
Cantel Medical	3,800	75
Conmed *	92,741	2,208
Cooper (A)	30,322	1,179
Cross Country Healthcare * (A)	118,300	1,196
eResearchTechnology *	5,800	40
Exactech *	40,360	846
Healthspring *	37,300	657
HealthTronics *	251,800	902
Healthways * (A)	31,100	500
Hill-Rom Holdings	31,800	865
ICU Medical *	39,500	1,361
Invacare	6,100	162
inVentiv Health *	8,400	189
Kendle International *	34,796	608
Kensey Nash *	15,527	366
Kindred Healthcare *	55,800	1,007
Kinetic Concepts * (A)	31,000	1,482
Magellan Health Services *	17,100	744
Martek Biosciences *	2,300	51
Medical Action Industries *	5,500	68

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Medical Staffing Network Holdings *	105,900	$15
Molina Healthcare * (A)	27,300	687
National Dentex *	12,500	122
Nighthawk Radiology Holdings *	79,300	252
NovaMed *	65,440	223
Owens & Minor	100	5
Par Pharmaceutical *	58,500	1,451
Patterson (A)	32,702	1,015
PDL BioPharma	64,700	402
PharMerica * (A)	20,400	372
Providence Service *	22,871	347
Psychiatric Solutions *	8,100	241
Skilled Healthcare Group, Cl A *	53,200	328
Symmetry Medical *	6,900	69
Universal American Financial * (A)	64,530	994
Universal Health Services, Cl B	38,000	1,333
Young Innovations	1,000	28

		26,614

Industrials — 16.1%
AAR * (A)	27,900	692
Acuity Brands (A)	41,400	1,747
Aircastle	6,900	65
Airtran Holdings *	289,200	1,469
Alamo Group	29,300	586
Alaska Air Group * (A)	17,200	709
Altra Holdings *	7,300	100
Ampco-Pittsburgh	31,900	792
AO Smith	20,500	1,078
Apogee Enterprises	36,300	574
Arkansas Best (A)	26,800	801
Astec Industries * (A)	67,000	1,940
Avis Budget Group *	4,500	52
BE Aerospace *	70,447	2,145
Beacon Roofing Supply *	18,500	354
Belden (A)	68,230	1,874
Brady, Cl A	50,674	1,577
CAI International *	24,800	306
Celadon Group *	52,900	737
Clean Harbors *	19,408	1,078
Columbus McKinnon *	31,800	505
Comfort Systems USA (A)	138,400	1,729
Consolidated Graphics *	11,500	476
Cornell *	114,800	2,102
Courier	32,443	536
CRA International *	20,400	468
Crane	37,200	1,320
Deluxe	55,900	1,086
Diamond Management & Technology Consultants	41,600	327
Dollar Thrifty Automotive Group *	1,000	32
Dycom Industries *	69,700	611
DynCorp International, Cl A *	27,500	316
EMCOR Group *	133,000	3,276
EnerSys *	7,900	195
Ennis	5,400	88
EnPro Industries * (A)	27,900	811
Esterline Technologies *	24,038	1,188
Force Protection *	90,500	545
FTI Consulting * (A)	60,500	2,379

Description	Shares	Market Value ($ Thousands)

G&K Services	47,842	$1,238
Gardner Denver	33,309	1,467
Genco Shipping & Trading * (A)	21,500	454
Generac Holdings *	70,800	992
Geo Group *	42,400	840
Gibraltar Industries *	6,000	76
Granite Construction	100,300	3,031
Healthcare Services Group	5,000	112
Hexcel *	34,600	500
Horizon Lines, Cl A	7,600	41
Hudson Highland Group *	79,100	348
IDEX	77,673	2,571
Interface, Cl A	114,290	1,323
International Shipholding	1,400	41
Kadant *	65,136	939
Kaman	1,600	40
Kaydon (A)	55,567	2,089
Kelly Services, Cl A * (A)	14,000	233
Kirby * (A)	39,600	1,511
Knoll	28,100	316
Korn/Ferry International * (A)	23,200	409
LECG *	176,653	526
M&F Worldwide *	4,500	138
McDermott International *	18,100	487
Mcgrath Rentcorp	3,432	83
Monster Worldwide * (A)	113,900	1,892
Mueller Industries	61,800	1,656
NACCO Industries, Cl A	8,700	645
Navigant Consulting *	6,500	79
Pacer International * (A)	42,000	253
Preformed Line Products	400	15
Quanex Building Products	82,375	1,361
Rand Logistics *	31,678	163
Regal-Beloit	2,500	149
Republic Airways Holdings * (A)	21,500	127
Ryder System	53,700	2,081
School Specialty * (A)	145,892	3,313
Seaboard	60	78
Skywest	40,400	577
Spirit Aerosystems Holdings, Cl A * (A)	63,800	1,492
Standex International	20,000	515
Steelcase, Cl A (A)	36,800	238
Sterling Construction *	900	14
SYKES Enterprises *	47,400	1,083
TAL International Group (A)	33,100	661
Teledyne Technologies *	87,689	3,619
Teleflex	27,817	1,782
Terex *	67,103	1,524
Tetra Tech *	45,254	1,043
Thomas & Betts * (A)	29,100	1,142
Titan Machinery *	19,350	265
Towers Watson, Cl A (A)	103,115	4,898
Tredegar	5,000	86
Trimas *	5,600	36
Triumph Group	31,189	2,186
TrueBlue *	84,000	1,302
Tutor Perini *	24,600	535
United Stationers * (A)	14,500	853
US Airways Group *	44,600	328
Watts Water Technologies, Cl A	40,761	1,266
WESCO International * (A)	49,771	1,728

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Woodward Governor (A)	70,300	$2,248
YRC Worldwide *	24,900	14

		97,718

Information Technology — 13.0%
3Com *	73,700	567
Actel *	101,300	1,403
Acxiom *	9,500	171
Agilysys	6,700	75
Anixter International * (A)	33,800	1,584
Arris Group *	90,700	1,089
Arrow Electronics *	56,900	1,714
ATMI *	27,400	529
Benchmark Electronics * (A)	130,000	2,696
Black Box	11,400	351
Brocade Communications Systems *	202,454	1,156
CACI International, Cl A *	63,241	3,089
CDC Software ADR *	141,430	1,624
Checkpoint Systems *	2,000	44
Ciber *	290,700	1,087
Coherent *	65,771	2,102
CPI International *	2,600	34
CSG Systems International *	64,800	1,358
CTS	54,900	517
Diebold (A)	72,160	2,292
Digi International *	102,800	1,094
Digital River *	89,746	2,719
Double-Take Software *	66,100	589
DSP Group *	6,900	57
Earthlink (A)	191,200	1,633
Emulex *	86,176	1,145
Fair Isaac (A)	68,500	1,736
Hackett Group *	106,816	297
Imation *	99,400	1,094
Intermec *	116,900	1,658
Jack Henry & Associates (A)	45,900	1,104
Lawson Software *	575,427	3,804
LeCroy *	38,900	193
Lexmark International, Cl A * (A)	38,800	1,400
Littelfuse *	39,618	1,506
LTX-Credence *	230,300	698
Manhattan Associates *	89,400	2,278
Mantech International, Cl A *	7,900	386
MAXIMUS (A)	28,200	1,718
Methode Electronics (A)	18,991	188
MicroStrategy, Cl A *	18,300	1,557
ModusLink Global Solutions *	6,900	58
Multi-Fineline Electronix *	30,200	778
NCR *	41,100	567
Novell *	106,289	637
Omnivision Technologies *	25,700	442
Oplink Communications *	1,300	24
Orbotech *	138,300	1,498
Parametric Technology * (A)	96,003	1,733
Photronics * (A)	41,400	211
Plantronics	8,000	250
Progress Software *	45,200	1,421
Quest Software *	1,800	32
Radisys * (A)	90,400	810
RADWARE *	18,900	417
RF Micro Devices*	17,700	88

Description	Shares	Market Value ($ Thousands)

Richardson Electronics	54,504	$433
Rudolph Technologies *	121,200	1,039
SRA International, Cl A * (A)	87,600	1,821
Standard Microsystems * (A)	33,000	768
Sybase * (A)	30,469	1,420
SYNNEX * (A)	23,800	704
Synopsys *	42,212	944
Technitrol (A)	81,000	428
TIBCO Software *	77,800	839
Ultra Clean Holdings *	92,200	786
Ultratech *	97,900	1,331
Unisys *	2,900	101
United Online	113,900	852
Varian Semiconductor Equipment Associates *	25,300	838
Web.com Group *	65,400	357
Websense * (A)	56,700	1,291
Xyratex *	83,242	1,409
Zebra Technologies, Cl A * (A)	63,765	1,887
Zoran *	247,802	2,666

		79,216

Materials — 4.5%
AEP Industries *	16,792	437
Aptargroup	34,249	1,348
Boise *	15,500	95
Buckeye Technologies *	102,000	1,334
Bway Holding *	14,000	281
Cabot	30,523	928
Carpenter Technology	26,900	985
Cytec Industries	25,752	1,204
Domtar *	100	6
Eagle Materials (A)	18,900	502
Globe Specialty Metals *	56,200	629
Graham Packaging *	17,000	213
H.B. Fuller	93,200	2,163
Hecla Mining *	4,300	23
Innospec	36,600	416
Kaiser Aluminum (A)	11,000	424
KapStone Paper and Packaging *	7,500	89
Landec *	8,500	56
Myers Industries	4,200	44
Neenah Paper	29,806	472
NewMarket	10,000	1,030
Olin (A)	100,462	1,971
OM Group * (A)	63,555	2,153
PolyOne *	107,400	1,100
Quaker Chemical	43,700	1,185
RTI International Metals *	54,806	1,662
Schulman A	3,200	78
Schweitzer-Mauduit International	54,911	2,612
Sensient Technologies	68,900	2,002
Silgan Holdings	23,351	1,407
Solutia *	1,400	22
Stepan	11,300	632

		27,503

Telecommunication Services — 0.3%
Atlantic Telegraph-Network	1,900	86
Cincinnati Bell * (A)	242,900	828
Premiere Global Services *	3,900	32
USA Mobility	48,300	612

		1,558

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Utilities — 5.6%
AGL Resources	59,681	$2,307
Allete (A)	61,000	2,042
Avista (A)	16,100	334
Black Hills	3,300	100
Cleco	79,000	2,098
El Paso Electric *	146,600	3,020
Empire District Electric (A)	54,600	984
Great Plains Energy (A)	188,761	3,505
Idacorp	73,265	2,536
Laclede Group	5,400	182
Nicor	5,200	218
Northwest Natural Gas (A)	15,900	741
NorthWestern	89,000	2,386
NV Energy	59,600	735
Portland General Electric	284,064	5,485
South Jersey Industries	27,404	1,151
Southwest Gas	28,500	853
UGI	36,100	958
UIL Holdings	14,800	407
Unisource Energy	17,700	557
Vectren	81,000	2,002
Westar Energy	53,106	1,184
WGL Holdings	13,000	451

		34,236

Total Common Stock (Cost $490,420) ($ Thousands)		568,989

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Index Fund (A)	13,312	903
iShares Russell 2000 Value Index Fund	38,400	2,451

Total Exchange Traded Funds (Cost $3,301) ($ Thousands)		3,354

	Number of Warrants

WARRANTS — 0.0%
Washington Mutual (C)	30,242	5

Total Warrants (Cost $—) ($Thousands)		5

AFFILIATED PARTNERSHIP — 21.8%
SEI Liquidity Fund, L.P., 0.210% (D)**††	136,752,874	132,606

Total Affiliated Partnership (Cost $136,753) ($ Thousands)		132,606

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	37,323,543	$37,324

Total Cash Equivalent (Cost $37,324) ($ Thousands)		37,324

U.S. TREASURY OBLIGATION (E) (F) — 0.4%
U.S. Treasury Bills 0.119%, 06/03/10	$2,387	2,386

Total U.S. Treasury Obligation (Cost $2,386) ($ Thousands)		2,386

Total Investments — 122.6% (Cost $670,184) ($ Thousands)		$744,664

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	357	Jun-2010	$(8)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $607,328 ($ Thousands).

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $132,009 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2010 was $468 ($ Thousands) and represented 0.1% of Net Assets.

(C)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(D)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of March 31, 2010 was $132,606 ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures.

(G)	Security considered restricted. The total market value of such securities as of March 31, 2010 was $468 ($ Thousands) and represented 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7% ‡

Consumer Discretionary — 18.0%
Aaron Rents	14,619	$487
Aeropostale *	6,690	193
American Axle & Manufacturing Holdings *	19,700	197
American Eagle Outfitters	35,600	659
American Greetings, Cl A	11,149	232
American Public Education *	57,918	2,699
Amerigon * (A)	39,559	400
Ameristar Casinos (A)	1,600	29
AnnTaylor Stores *	1,900	39
ArvinMeritor * (A)	33,600	448
ATC Technology *	9,600	165
Bally Technologies *	27,759	1,125
Barnes & Noble	2,900	63
Belo, Cl A	23,662	161
Big 5 Sporting Goods	13,400	204
Blue Nile *	3,654	201
Brinker International	12,637	244
Brown Shoe	23,996	371
Brunswick	3,400	54
Buckle	9,238	340
Buffalo Wild Wings *	19,925	959
Build-A-Bear Workshop *	12,660	90
California Pizza Kitchen *	33,800	567
Capella Education * (A)	17,507	1,625
Cato, Cl A	34,788	746
Century Casinos *	67,553	169
Charming Shoppes *	19,500	106
Cheesecake Factory * (A)	25,084	679
Chico’s FAS (A)	16,936	244
Christopher & Banks	28,450	228
Citi Trends * (A)	14,700	477
Coldwater Creek *	22,031	153
Collective Brands *	7,746	176
Cooper Tire & Rubber	40,318	767
Core-Mark Holding *	7,300	223
Corinthian Colleges *	33,490	589
Cracker Barrel Old Country Store	18,509	858
Deckers Outdoor *	6,492	896
Denny’s *	83,981	322
Dick’s Sporting Goods * (A)	46,743	1,220
Dillard’s, Cl A	3,900	92
DineEquity *	4,833	191
Domino’s Pizza *	21,649	295
Dress Barn * (A)	9,047	237
Eastman Kodak	124,800	723
EW Scripps, Cl A *	1,000	8
Exide Technologies *	20,300	117
Finish Line, Cl A	123,793	2,020
Foot Locker	19,530	294
Fossil *	32,657	1,232
Fred’s, Cl A	20,850	250
Grand Canyon Education *	56,443	1,475
Gymboree *	6,291	325
Hibbett Sports * (A)	28,838	738
Hillenbrand	9,800	216
HOT Topic *	9,290	60
HSN *	43,645	1,285
Iconix Brand Group *	94,603	1,453

Description	Shares	Market Value ($ Thousands)

Insight Enterprises *	20,976	$301
Interactive Data	24,581	787
Interval Leisure Group *	4,200	61
Isle of Capri Casinos *	16,904	132
J Crew Group *	43,484	1,996
Jarden	41,950	1,396
Jo-Ann Stores * (A)	7,012	294
JOS A Bank Clothiers * (A)	13,900	760
K12 * (A)	21,378	475
Kirkland's *	70,298	1,476
Knology *	25,464	342
Leggett & Platt	19,400	420
Lennar, Cl A	6,800	117
Life Time Fitness * (A)	125,550	3,528
Live Nation *	114,300	1,657
Liz Claiborne *	12,971	96
Lululemon Athletica * (A)	65,940	2,736
Maidenform Brands *	13,112	286
Marcus	8,371	109
Matthews International, Cl A	6,119	217
Mediacom Communications, Cl A *	31,032	185
Meritage Homes *	32,365	680
Morningstar * (A)	15,532	747
National CineMedia	53,590	925
Nutri/System (A)	16,427	293
NVR *	930	676
Office Depot *	17,571	140
OfficeMax *	23,319	383
Orient-Express Hotels, Cl A *	68,902	977
Overstock.com *	7,662	124
Oxford Industries	22,800	464
Papa John’s International *	3,287	85
Peet’s Coffee & Tea * (A)	17,026	675
Penske Auto Group *	8,589	124
PetMed Express	6,566	146
PetSmart	25,445	813
PF Chang’s China Bistro * (A)	25,714	1,135
Pinnacle Entertainment *	156,765	1,527
Polaris Industries	1,800	92
Pre-Paid Legal Services *	4,200	159
RadioShack	6,103	138
Red Robin Gourmet Burgers *	30,189	738
Rue21 *	25,721	892
Ryland Group	49,700	1,115
Saks *	152,765	1,314
Sally Beauty Holdings *	6,500	58
Signet Jewelers *	1,487	48
Sinclair Broadcast Group, Cl A *	83,837	426
Sonic Automotive, Cl A *	2,344	26
Sotheby’s	24,485	761
Stage Stores	9,100	140
Stamps.com *	14,419	146
Steiner Leisure *	9,477	420
Sturm Ruger (A)	54,980	659
Superior Industries International	5,300	85
Talbots *	61,495	797
Tempur-Pedic International * (A)	72,845	2,197
Tenneco *	48,925	1,157
Tractor Supply (A)	19,619	1,139
Tupperware Brands	54,727	2,639

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Ulta Salon Cosmetics & Fragrance *	47,333	$1,071
Under Armour, Cl A *	25,360	746
Unifirst	3,500	180
Universal Electronics *	2,400	54
Universal Technical Institute *	17,873	408
Volcom *	11,052	216
Warnaco Group *	13,698	654
Wendy's, Cl A	61,450	307
Williams-Sonoma	6,354	167
Wolverine World Wide	8,557	250
Zumiez *	37,480	768

		77,668

Consumer Staples — 3.0%
Alliance One International *	14,799	75
American Italian Pasta, Cl A *	12,401	482
American Oriental Bioengineering *	31,604	129
Andersons	1,000	34
Cal-Maine Foods	8,258	280
Casey’s General Stores	16,128	506
Chiquita Brands International *	40,641	639
Darling International *	84,009	753
Diamond Foods	10,730	451
Flowers Foods	8,092	200
Fresh Del Monte Produce *	6,506	132
Great Atlantic & Pacific Tea *	12,800	98
Herbalife	8,715	402
J&J Snack Foods	8,700	378
Lancaster Colony (A)	12,703	749
Medifast *	43,167	1,085
Nash Finch	9,488	319
Nu Skin Enterprises, Cl A	34,600	1,007
Pantry *	12,332	154
Prestige Brands Holdings *	10,300	93
Ruddick	12,500	396
Sanderson Farms	10,998	590
Smart Balance *	212,252	1,375
Spartan Stores	10,546	152
United Natural Foods *	19,501	549
Universal	6,700	353
USANA Health Sciences *	6,735	211
Vector Group	72,700	1,122
Weis Markets	1,210	44
Winn-Dixie Stores *	22,916	286

		13,044

Energy — 4.8%
Arena Resources * (A)	23,307	778
Atlas Energy	5,414	168
BPZ Energy PIPE *	12,500	92
BPZ Resources *	26,693	196
Brigham Exploration *	15,900	254
Bronco Drilling *	25,800	121
CARBO Ceramics (A)	3,700	231
Clean Energy Fuels *	4,600	105
CNX Gas *	2,397	91
Complete Production Services *	1,500	17
Comstock Resources *	57,793	1,838
Contango Oil & Gas *	5,585	286
CVR Energy *	8,098	71
Delek US Holdings	8,165	59

Description	Shares	Market Value ($ Thousands)

Dresser-Rand Group *	35,235	$1,107
Dril-Quip *	300	18
Global Industries * (A)	37,383	240
GMX Resources *	66,403	546
Goodrich Petroleum * (A)	57,061	892
Gulf Island Fabrication	8,417	183
Hercules Offshore *	24,300	105
Infinity Bio-Energy *	741,494	—
Lufkin Industries	6,782	537
Matrix Service *	9,406	101
McMoRan Exploration * (A)	30,800	451
Nordic American Tanker Shipping, Cl US	6,924	210
PetroHawk Energy *	120,083	2,435
Petroquest Energy *	138,940	699
Quicksilver Resources *	67,432	949
RPC	3,800	42
SandRidge Energy *	293,087	2,257
Scorpio Tankers *	49,250	619
Tesoro	2,000	28
Tetra Technologies *	4,400	54
Tidewater	1,100	52
USEC *	41,800	241
Vaalco Energy	99,860	493
Vantage Drilling *	78,100	115
Venoco *	18,193	233
W&T Offshore	29,200	245
Willbros Group * (A)	108,633	1,305
World Fuel Services (A)	80,312	2,140

		20,604

Financials — 4.7%
Affiliated Managers Group * (A)	22,963	1,814
Alexander’s * †	100	30
Amtrust Financial Services	3,800	53
Apollo Investment *(B)	2,900	37
Assured Guaranty	1,000	22
Axis Capital Holdings	2,000	63
Bank of the Ozarks (A)	8,616	303
Banner	45,500	175
Calamos Asset Management, Cl A	12,625	181
CapitalSource	284,484	1,590
Cardtronics *	65,999	830
Citizens Republic Bancorp *	21,200	25
Cohen & Steers	6,919	173
Dollar Financial *	1,869	45
DuPont Fabros Technology † (A)	3,027	65
EastGroup Properties †	3,378	128
eHealth *	4,300	68
Equity Lifestyle Properties †	3,438	185
Equity One †	12,457	235
Financial Engines *	16,691	282
First Bancorp	2,600	6
First Cash Financial Services *	1,028	22
Getty Realty †	13,698	321
Greenhill	12,639	1,038
Hatteras Financial †	2,900	75
Hercules Technology Growth Capital	10,189	108
Jones Lang LaSalle	15,705	1,145
Knight Capital Group, Cl A *	600	9

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Kohlberg Capital	6,300	$36
Life Partners Holdings (A)	1,450	32
LTC Properties †	14,955	405
MarketAxess Holdings	108,173	1,702
MF Global Holdings *	91,975	742
MGIC Investment *	218,327	2,395
Mid-America Apartment Communities †	2,949	153
MSCI, Cl A *	19,957	720
Nelnet, Cl A	22,100	410
Omega Healthcare Investors †	1,700	33
optionsXpress Holdings	21,514	350
Penson Worldwide * (A)	300	3
PHH *	3,500	83
Phoenix *	14,900	36
Potlatch †	4,623	162
PS Business Parks †	300	16
Redwood Trust †	13,000	201
Riskmetrics Group * (A)	1,028	23
Senior Housing Properties Trust †	1,100	24
Stifel Financial *	2,033	109
SVB Financial Group *	22,925	1,070
SWS Group	5,857	68
Tanger Factory Outlet Centers †	3,600	155
Texas Capital Bancshares *	4,557	87
Titanium Asset Management *(C)(G)	140,900	420
Tompkins Financial, Cl US	1,000	36
Tower Group	15,006	333
TradeStation Group *	28,600	200
Trustco Bank NY	46,877	289
Umpqua Holdings	4,100	54
Value Creation * (C)(G)	145,600	108
World Acceptance *	20,575	742

		20,225

Health Care — 18.8%
Abaxis *	67,856	1,845
Achillion Pharmaceuticals *	84,225	233
Acorda Therapeutics *	68,777	2,352
Affymetrix * (A)	65,238	479
Air Methods *	16,195	551
Albany Molecular Research *	17,215	144
Alexion Pharmaceuticals *	13,237	720
Align Technology * (A)	54,794	1,060
Allos Therapeutics *	15,200	113
Allscripts Healthcare Solutions *	10,300	201
Alnylam Pharmaceuticals * (A)	19,673	335
AMAG Pharmaceuticals *	75,252	2,627
Amedisys *	28,367	1,566
American Medical Systems Holdings *	27,400	509
AMERIGROUP *	23,631	786
AMN Healthcare Services *	31,899	281
Analogic	2,156	92
Angiodynamics *	5,752	90
athenahealth *	27,005	987
Auxilium Pharmaceuticals * (A)	4,100	128
BioMarin Pharmaceuticals *	51,181	1,196
Bio-Reference Labs *	1,800	79
BioScrip *	7,717	62
Biovail	42,190	708
Bruker BioSciences *	61,214	897

Description	Shares	Market Value ($ Thousands)

Cantel Medical	25,500	$506
Cardiome Pharma *	179,451	1,186
Catalyst Health Solutions *	34,750	1,438
Centene *	11,384	274
Cepheid * (A)	25,947	453
Chemed (A)	23,633	1,285
Computer Programs & Systems	7,554	295
Conceptus * (A)	59,847	1,194
Conmed *	28,950	689
Corvel *	3,873	139
Covance *	2,984	183
Cubist Pharmaceuticals *	40,720	918
Cyberonics *	20,071	385
Cypress Bioscience * (A)	12,973	64
Dendreon *	4,300	157
Dionex *	2,414	180
Durect *	265,914	800
Electro-Optical Sciences * (A)	15,255	113
Emergency Medical Services, Cl A *	12,800	724
Emergent Biosolutions *	2,415	40
Enzo Biochem *	17,908	108
eResearchTechnology *	37,846	261
Exelixis * (A)	58,800	357
Genoptix *	25,272	897
Gen-Probe *	11,875	594
Gentiva Health Services *	1,300	37
Haemonetics *	7,500	429
Halozyme Therapeutics *	19,900	159
Healthsouth * (A)	109,380	2,045
Healthspring *	12,608	222
Healthways *	5,920	95
HMS Holdings * (A)	22,813	1,163
Human Genome Sciences *	68,716	2,075
ICU Medical *	6,900	238
Idexx Laboratories *	9,607	553
Immucor *	33,866	758
Immunogen *	32,100	260
Incyte *	48,730	680
Insmed *	44,914	53
Integra LifeSciences Holdings * (A)	8,786	385
InterMune * (A)	10,626	474
Inverness Medical Innovations *	2,000	78
IPC The Hospitalist *	18,866	662
Isis Pharmaceuticals * (A)	11,557	126
Kendle International *	9,127	159
Kensey Nash *	9,400	222
Landauer	6,873	448
LCA-Vision *	18,200	151
LHC Group * (A)	44,752	1,501
Luminex * (A)	29,388	495
Magellan Health Services *	2,162	94
Martek Biosciences * (A)	21,597	486
Masimo	38,397	1,019
MedAssets *	24,295	510
Medicis Pharmaceutical, Cl A	43,510	1,095
Medivation * (A)	68,374	717
Mednax *	13,549	788
Meridian Bioscience	31,401	640
Merit Medical Systems *	9,620	147
Mettler Toledo International *	1,000	109

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Molina Healthcare *	5,267	$133
MWI Veterinary Supply *	23,097	933
Myriad Genetics *	31,008	746
National Healthcare	3,706	131
Natus Medical *	16,330	260
Nektar Therapeutics *	41,091	625
Neogen * (A)	20,816	522
NPS Pharmaceuticals *	18,227	92
NuVasive * (A)	51,985	2,350
Obagi Medical Products *	47,886	583
Odyssey HealthCare *	7,200	130
Omnicell * (A)	61,616	865
Onyx Pharmaceuticals * (A)	5,339	162
Optimer Pharmaceuticals * (A)	18,697	230
Orthofix International *	9,409	342
Owens & Minor	16,714	775
Par Pharmaceutical *	36,149	896
Parexel International *	29,444	686
PDL BioPharma (A)	372,789	2,315
Perrigo	5,311	312
Pharmaceutical Product Development	4,487	107
Pharmasset *	5,404	145
Phase Forward *	87,352	1,142
Pozen *	124,424	1,192
PSS World Medical * (A)	36,737	864
Questcor Pharmaceuticals *	152,553	1,255
Quidel * (A)	17,050	248
Regeneron Pharmaceuticals *	24,046	637
Savient Pharmaceuticals * (A)	57,429	830
Seattle Genetics * (A)	47,977	573
SIGA Technologies * (A)	34,807	231
Sirona Dental Systems *	15,984	608
Spectrum Pharmaceuticals * (A)	34,700	160
StemCells * (A)	104,300	121
STERIS	56,920	1,916
Techne	17,727	1,129
Theravance * (A)	68,564	913
Thoratec *	35,069	1,173
United Therapeutics *	8,678	480
Universal American Financial *	7,500	116
Valeant Pharmaceuticals International * (A)	4,543	195
Varian *	1,500	78
Viropharma *	53,279	726
Vivus * (A)	9,500	83
Volcano *	19,134	462
Waters *	3,654	247
WellCare Health Plans *	40,450	1,205
Zoll Medical *	15,461	407

		80,685

Industrials — 15.6%
Actuant, Cl A	8,053	157
Acuity Brands	34,846	1,471
Administaff	24,687	527
Advisory Board * (A)	15,584	491
Aegean Marine Petroleum Network	80,705	2,290
AerCap Holdings *	177,694	2,047
Aerovironment *	38,319	1,001
Air Transport Services Group *	30,200	102

Description	Shares	Market Value ($ Thousands)

Airtran Holdings * (A)	304,120	$1,545
Alaska Air Group *	3,833	158
Allegiant Travel, Cl A *	1,000	58
Alliant Techsystems *	7,460	607
American Science & Engineering	2,400	180
AO Smith	2,816	148
APAC Customer Services *	114,671	659
Apogee Enterprises	26,354	417
Arkansas Best	3,773	113
Armstrong World Industries * (A)	14,165	514
Atlas Air Worldwide Holdings *	27,622	1,465
Avis Budget Group * (A)	78,469	902
AZZ	3,200	108
Badger Meter (A)	3,235	125
Barnes Group	40,529	788
Beacon Roofing Supply *	37,984	727
Brady, Cl A	4,124	128
Briggs & Stratton	10,076	196
Bucyrus International, Cl A	3,600	238
Celadon Group *	47,467	662
Cenveo *	34,750	301
Chart Industries *	45,913	918
Chicago Bridge & Iron *	17,160	399
Comfort Systems USA	18,100	226
Continental Airlines, Cl B *	43,000	945
Copa Holdings, Cl A	12,658	769
Copart *	43,901	1,563
Corporate Executive Board	47,241	1,256
CoStar Group * (A)	51,644	2,144
CRA International *	4,900	112
Cubic	18,283	658
Curtiss-Wright	1,995	69
Deluxe	13,933	270
Diamond Management & Technology Consultants	1,900	15
Dycom Industries *	5,300	46
Dynamic Materials	7,783	122
EMCOR Group *	8,600	212
Energy Recovery *	31,900	201
EnerNOC *	57,571	1,709
EnerSys *	25,484	629
Forward Air	28,293	744
Gardner Denver	25,925	1,142
GenCorp *	49,700	286
General Cable *	10,388	281
Genesee & Wyoming, Cl A *	4,030	138
Geo Group *	8,987	178
GeoEye * (A)	28,901	853
GrafTech International *	9,173	125
Graham	37,541	675
GT Solar International * (A)	10,900	57
Hawaiian Holdings *	86,371	636
Healthcare Services Group	46,187	1,034
Heico, Cl A	10,128	402
Hill International *	1,270	7
HNI	13,544	361
Horizon Lines, Cl A	106,786	581
ICF International *	38,096	946
IHS, Cl A *	16,380	876
II-VI *	14,966	507
Innerworkings * (A)	328,148	1,706
Interface, Cl A	69,840	809

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Kaman	18,398	$460
Kaydon (A)	24,538	923
KBR	10,200	226
Kelly Services, Cl A *	9,300	155
Knight Transportation (A)	27,854	587
Landstar System	36,445	1,530
Lennox International	7,339	325
Marten Transport *	12,945	255
Michael Baker *	7,218	249
Middleby *	14,236	820
Mine Safety Appliances	11,400	319
MYR Group * (A)	28,051	457
Navistar International *	7,300	327
Nordson	5,010	340
Old Dominion Freight Line *	47,505	1,586
Oshkosh Truck	1,200	48
Owens Corning *	13,700	349
Polypore International *	17,300	302
Powell Industries *	8,493	276
Raven Industries	10,672	315
Resources Connection *	72,699	1,394
Ritchie Bros. Auctioneers	28,390	611
Rollins	38,728	840
Rush Enterprises, Cl A *	61,229	809
Standard Parking *	62,595	1,028
Standard Register	19,382	104
Sun Hydraulics	1,351	35
SYKES Enterprises * (A)	9,100	208
Teledyne Technologies *	5,629	232
Tennant (A)	33,063	906
Tetra Tech *	46,021	1,060
Titan Machinery * (A)	60,286	825
TransDigm Group	28,285	1,500
Tredegar	10,379	177
TrueBlue *	9,600	149
Tutor Perini *	8,214	179
UAL *	64,902	1,269
US Airways Group *	15,912	117
US Ecology	3,300	53
Vitran *	47,250	572
Wabtec	29,325	1,235
WESCO International *	37,550	1,303

		67,187

Information Technology — 27.2%
3Com *	57,182	440
ACI Worldwide *	12,074	249
Actuate *	33,096	185
ADC Telecommunications *	23,200	170
Adtran	12,541	330
Advanced Energy Industries *	186,605	3,090
Advent Software * (A)	29,223	1,308
Amkor Technology * (A)	78,189	553
Ancestry.com *	47,068	798
Ansys *	11,887	513
AOL *	26,685	675
Applied Micro Circuits *	59,700	515
Archipelago Learning *	51,896	757
Ariba *	19,300	248
Arris Group * (A)	88,749	1,066
Art Technology Group *	569,948	2,513
AsiaInfo Holdings *	28,309	750

Description	Shares	Market Value ($ Thousands)

Atheros Communications *	82,190	$3,182
Atmel *	209,865	1,056
ATMI *	54,568	1,054
Aviat Networks *	29,600	196
Benchmark Electronics *	27,342	567
Blackbaud	11,900	300
Blackboard *	40,421	1,684
Blue Coat Systems *	33,220	1,031
Brightpoint *	80,841	609
Brocade Communications Systems *	8,300	47
Cabot Microelectronics *	5,449	206
CACI International, Cl A *	3,470	169
Checkpoint Systems *	18,516	410
Ciber *	5,300	20
Cirrus Logic *	51,712	434
Cogent * (A)	26,234	268
Cognex	15,509	287
CommScope *	28,590	801
CommVault Systems *	57,914	1,236
Comtech Telecommunications *	31,254	1,000
Concur Technologies * (A)	13,360	548
CSG Systems International *	7,400	155
CTS	23,404	220
Daktronics	16,330	124
DealerTrack Holdings * (A)	91,417	1,561
Digital River * (A)	36,417	1,103
Diodes *	13,187	295
Dolby Laboratories, Cl A *	1	—
Double-Take Software *	3,468	31
DTS *	64,233	2,186
Earthlink	106,571	910
EchoStar, Cl A *	600	12
Emulex *	14,922	198
Entegris *	39,500	199
Euronet Worldwide *	44,532	821
Exar *	4,300	30
Forrester Research * (A)	5,404	162
Gartner *	61,685	1,372
GSI Commerce * (A)	49,671	1,374
Hackett Group *	10,233	28
Harmonic *	12,457	79
Heartland Payment Systems	53,608	997
Hittite Microwave *	16,916	744
Hypercom *	31,720	123
IAC *	23,300	530
Imation *	48,931	539
Infinera *	9,490	81
infoGROUP *	33,039	258
Informatica *	12,700	341
Integrated Device Technology *	74,400	456
InterDigital *	27,217	758
Intermec *	55,586	788
Internet Capital Group *	87,671	741
Intersil, Cl A	27,400	404
Ipass	51,600	59
IXYS *	25,166	215
j2 Global Communications *	61,825	1,447
Jack Henry & Associates	14,600	351
JDA Software Group *	26,781	745
Kenexa *	6,800	93
Knot *	46,710	365

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

L-1 Identity Solutions, Cl 1 *	27,396	$245
Lawson Software *	8,800	58
Lionbridge Technologies *	2,900	11
Loral Space & Communications *	6,300	221
Manhattan Associates *	17,800	453
Marchex, Cl A	2,100	11
MAXIMUS	13,781	840
MercadoLibre *	17,925	864
Meru Networks *	6,053	91
Methode Electronics	68,174	675
Micrel	26,574	283
Micros Systems *	5,114	168
Microsemi * (A)	72,293	1,254
MicroStrategy, Cl A *	24,831	2,112
MIPS Technologies *	29,794	133
MKS Instruments *	26,263	515
ModusLink Global Solutions *	10,360	87
Molex	2,100	44
MoneyGram International *	91,580	349
Monolithic Power Systems * (A)	5,900	132
Monotype Imaging Holdings *	49,189	479
Move *	35,904	75
Multi-Fineline Electronix *	10,455	269
Net 1 UEPS Technologies *	108,742	2,000
Netgear *	26,456	691
Netlogic Microsystems * (A)	51,845	1,526
Netscout Systems *	7,746	115
NetSuite *	76,260	1,109
Nuance Communications * (A)	35,885	597
ON Semiconductor *	21,125	169
Openwave Systems *	13,820	32
Palm * (A)	85,600	322
Parametric Technology *	23,700	428
Park Electrochemical	14,875	428
Plantronics	5,784	181
Plexus *	9,825	354
Power Integrations (A)	48,154	1,984
Progress Software *	3,193	100
Quality Systems (A)	26,205	1,610
Quantum *	56,700	149
Quest Software *	62,462	1,111
Radisys *	9,501	85
RealNetworks *	29,600	143
RF Micro Devices * (A)	179,167	892
RightNow Technologies *	29,064	519
Riverbed Technology *	36,003	1,023
Rofin-Sinar Technologies *	5,664	128
Rogers *	3,454	100
Rosetta Stone *	47,311	1,125
Rubicon Technology * (A)	35,954	726
Sapient	170,499	1,558
SAVVIS *	39,954	659
Scansource *	19,390	558
Semtech * (A)	26,500	462
Skyworks Solutions * (A)	38,060	594
Smith Micro Software *	56,969	504
Solera Holdings	41,065	1,587
Sonic Solutions *	32,605	305
Sourcefire *	16,732	384
SRA International, Cl A *	7,411	154
SS&C Technologies Holdings *	76,031	1,146
Standard Microsystems *	9,406	219

Description	Shares	Market Value ($ Thousands)

STEC * (A)	67,065	$803
SuccessFactors *	40,700	775
Synaptics * (A)	13,299	367
Synchronoss Technologies *	48,231	934
Syntel	38,654	1,487
Take-Two Interactive Software *	18,812	185
Taleo, Cl A *	68,530	1,776
Technitrol	11,000	58
Tekelec *	5,030	91
TeleCommunication Systems, Cl A *	11,536	85
TeleTech Holdings *	69,108	1,180
Teradyne *	181,238	2,024
Tessera Technologies * (A)	33,131	672
THQ *	22,772	160
TIBCO Software *	132,700	1,432
Tivo *	19,196	329
Trimble Navigation *	37,170	1,068
TriQuint Semiconductor *	105,747	740
TTM Technologies *	11,368	101
Tyler Technologies *	4,572	86
Ultimate Software Group *	5,943	196
Ultratech *	1,914	26
Unisys * (A)	35,999	1,256
United Online	102,361	766
Valueclick *	125,749	1,275
VanceInfo Technologies ADR *	59,292	1,322
Vasco Data Security International *	34,349	283
Veeco Instruments * (A)	49,871	2,169
VeriFone Holdings *	59,611	1,205
Verigy *	115,530	1,292
Vishay Intertechnology *	27,200	278
VistaPrint *	39,542	2,264
Vocus *	61,975	1,057
Volterra Semiconductor *	62,961	1,580
Websense *	35,710	813
Wright Express *	27,500	828
Zoran *	77,568	835

		117,104

Materials — 2.6%
AM Castle	7,411	97
Carpenter Technology	5,900	216
Commercial Metals	4,779	72
Crown Holdings *	27,200	733
Domtar *	3,600	232
General Steel Holdings *	18,620	76
Glatfelter	4,300	62
H.B. Fuller	15,357	356
Innophos Holdings	8,987	251
Innospec	11,536	131
Intrepid Potash *	25,643	778
James River Coal *	21,900	348
Koppers Holdings	22,946	650
LSB Industries *	3,003	46
Myers Industries	8,324	87
Nalco Holding	34,915	849
Neenah Paper	6,327	100
NewMarket	13,928	1,434
Olin	20,938	411
PolyOne *	57,245	586

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Rock-Tenn, Cl A	7,538	$344
Rockwood Holdings *	2,900	77
Royal Gold	600	28
Schulman A	8,903	218
Silvercorp Metals PIPE *	34,000	233
Spartech *	3,814	45
Stepan	423	24
Stillwater Mining *	1,357	17
Wausau Paper *	33,301	285
Worthington Industries (A)	40,870	707
WR Grace *	58,731	1,630
Zep	45	1

		11,124

Telecommunication Services — 1.4%
Atlantic Telegraph-Network	6,117	275
Cbeyond * (A)	25,066	343
Cincinnati Bell *	72,600	247
Cogent Communications Group *
(A)	25,995	271
Global Crossing *	34,985	530
Neutral Tandem *	37,846	605
NTELOS Holdings	10,703	190
SBA Communications, Cl A * (A)	64,789	2,337
Shenandoah Telecommunications	4,300	81
tw telecom, Cl A *	46,120	837
USA Mobility	23,200	294

		6,010

Utilities — 0.6%
California Water Service Group (A)	4,930	185
ITC Holdings	18,579	1,022
Laclede Group	3,287	111
MGE Energy	5,706	202
NorthWestern	33,639	902
RRI Energy *	11,000	42

		2,464

Total Common Stock (Cost $333,867) ($ Thousands)		416,115

	Number of Warrants

WARRANTS — 0.0%
Rentech Expires 04/25/12 * (C) (G)	19,400	2
Titanium Asset Management Expires 06/21/11 * (C) (D) (G)	147,800	—

Total Warrants (Cost $—) ($Thousands)		2

AFFILIATED PARTNERSHIP — 13.5%
SEI Liquidity Fund, L.P.,
0.210% (E)**††	60,996,621	58,038

Total Affiliated Partnership (Cost $60,997) ($ Thousands)		58,038

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 7.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.070%**††	33,674,766	$33,675

Total Cash Equivalent (Cost $33,675) ($ Thousands)		33,675

U.S. TREASURY OBLIGATION (F) (G) — 0.5%
U.S. Treasury Bills
0.112%, 06/03/10	$2,160	2,159

Total U.S. Treasury Obligation (Cost $2,159) ($ Thousands)		2,159

Total Investments — 118.5% (Cost $430,698) ($ Thousands)		$509,989

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	207	Jun-2010	$(77)

For the period ended March 31, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $430,316 ($ Thousands).

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $51,325 ($ Thousands)

(B)	Business development company.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2010 was $530 ($ Thousands) and represented 0.1% of Net Assets.

(D)	Securities considered illiquid. The total market value of such securities as of March 31, 2010 was $— ($ Thousands) and represented 0.00% of Net Assets.

(E)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of March 31, 2010 was $58,038 ($ Thousands).

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures.

(H)	Security considered restricted. The total market value of such securities as of March 31, 2010 was $530 ($ Thousands) and represented 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “-” are $0 or have been rounded to $0.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 17.4%
Aaron Rents	9,618	$321
Abercrombie & Fitch, Cl A	6,872	314
Aeropostale *	11,050	319
AFC Enterprises *	4,700	50
American Eagle Outfitters	60,363	1,118
American Greetings, Cl A	20,300	423
Amerigon *	3,300	33
Ameristar Casinos	1,300	24
AnnTaylor Stores *	11,100	230
Apollo Group, Cl A *	9,400	576
Arbitron	800	21
ArvinMeritor *	15,000	200
ATC Technology *	9,310	160
Autoliv	16,100	830
Autonation *	1,400	25
Bally Technologies *	3,100	126
Barnes & Noble	4,116	89
Bebe Stores	8,806	78
Belo, Cl A	28,274	193
Big Lots *	7,400	269
BJ’s Restaurants *	1,000	23
BorgWarner *	14,911	569
Bridgepoint Education *	20,300	499
Brinker International	1,700	33
Brink’s Home Security Holdings *	3,400	145
Brown Shoe	2,700	42
Brunswick	21,500	343
Buckle	2,200	81
Build-A-Bear Workshop *	2,700	19
Cabela’s *	17,200	301
Cablevision Systems, Cl A	4,800	116
California Pizza Kitchen *	10,065	169
Callaway Golf	24,497	216
Capella Education *	700	65
Career Education *	5,100	161
Carmax *	3,100	78
Carter’s *	27,300	823
Cato, Cl A	25,935	556
CBS, Cl B	9,300	130
Central European Media
Enterprises, Cl A *	1,800	53
Cheesecake Factory *	21,400	579
Chico’s FAS	1,900	27
Chipotle Mexican Grill, Cl A *	1,100	124
Christopher & Banks	16,769	134
Citi Trends *	9,940	322
CKE Restaurants	1,400	15
Columbia Sportswear	500	26
Cooper Tire & Rubber	24,243	461
Corinthian Colleges *	3,300	58
Cracker Barrel Old Country Store	19,258	893
Dana Holding *	7,201	86
Darden Restaurants	7,585	338
Dick’s Sporting Goods *	35,380	924
Dillard’s, Cl A	17,100	404
DineEquity *	2,338	92
Dollar Tree *	1,800	107
Domino’s Pizza *	9,625	131
DR Horton	9,500	120

Description	Shares	Market Value ($ Thousands)

DreamWorks Animation SKG, Cl A *	27,350	$1,077
Eastman Kodak	79,593	461
Ethan Allen Interiors	11,546	238
Expedia	20,100	502
Family Dollar Stores	1,399	51
Focus Media Holding ADR *	43,350	792
Foot Locker	24,300	365
Fossil *	3,800	143
GameStop, Cl A *	36,129	792
Gannett	20,364	336
Gaylord Entertainment *	4,500	132
Genesco *	8,000	248
Gentex	32,460	630
Goodyear Tire & Rubber *	8,400	106
Grand Canyon Education *	17,800	465
Group 1 Automotive *	1,200	38
H&R Block	25,122	447
Hanesbrands *	44,740	1,245
Harley-Davidson	14,782	415
Harte-Hanks	1,800	23
Hasbro	9,600	368
Helen of Troy *	1,000	26
hhgregg *	9,943	251
Hillenbrand	6,800	150
HOT Topic *	6,900	45
Hyatt Hotels, Cl A *	14,400	561
Iconix Brand Group *	6,200	95
Insight Enterprises *	23,400	336
International Game Technology	19,693	363
International Speedway, Cl A	900	23
Interpublic Group *	67,533	562
Isle of Capri Casinos *	3,300	26
ITT Educational Services *	700	79
J Crew Group *	500	23
Jakks Pacific *	12,500	163
Jarden	29,000	965
Jo-Ann Stores *	4,970	209
Jones Apparel Group	21,722	413
Journal Communications, Cl A	39,400	165
KB Home	1,800	30
Kenneth Cole Productions, Cl A *	1,600	21
Lamar Advertising, Cl A *	1,300	45
Landry’s Restaurants *	3,400	61
Las Vegas Sands *	10,100	214
Leggett & Platt	23,300	504
Lennar, Cl A	11,100	191
Life Time Fitness *	800	22
Lin TV, Cl A *	2,000	12
Live Nation *	80,103	1,161
LKQ *	17,400	353
MDC Holdings	400	14
Men’s Wearhouse	4,900	117
Meredith	1,900	65
Meritage Homes *	900	19
Morningstar *	300	14
National CineMedia	51,363	887
Navitas	67,032	314
NetFlix *	7,700	568
New York Times, Cl A *	4,800	53
Newell Rubbermaid	12,800	195
Nutri/System	3,500	62

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

NVR *	100	$73
Office Depot *	17,200	137
O’Reilly Automotive *	1,000	42
Orient-Express Hotels, Cl A *	5,400	77
Panera Bread, Cl A *	700	54
Penn National Gaming *	21,730	604
Penske Auto Group *	13,200	190
PEP Boys-Manny Moe & Jack	3,200	32
PetSmart	32,570	1,041
PF Chang’s China Bistro *	500	22
Phillips-Van Heusen	15,880	911
Polaris Industries	20,535	1,051
Polo Ralph Lauren	900	77
Pool	19,100	432
Pre-Paid Legal Services *	6,200	235
Pulte Homes *	48,897	550
RadioShack	32,100	726
RC2 *	32,380	485
RCN *	3,100	47
Red Robin Gourmet Burgers *	15,100	369
Regal Entertainment Group, Cl A	21,200	372
Regis	11,898	222
Rent-A-Center *	3,686	87
Ross Stores	1,400	75
Rossi Residencial	55,770	384
Royal Caribbean Cruises *	2,000	66
Ruby Tuesday *	37,800	400
Ryland Group	12,700	285
Sauer-Danfoss *	1,700	23
Scholastic	1,000	28
Scientific Games, Cl A *	96,490	1,359
Sealy *	5,500	19
Service International	10,900	100
Shutterfly *	1,700	41
Signet Jewelers *	3,000	97
Sonic *	14,700	162
Sonic Automotive, Cl A *	3,675	40
Sotheby’s	1,400	43
Speedway Motorsports	800	12
Stage Stores	28,771	443
Stamps.com *	1,579	16
Stanley Black & Decker	500	29
Steak N Shake *	90	34
Stewart Enterprises, Cl A	2,900	18
Strayer Education	3,000	731
Systemax	2,442	53
Tempur-Pedic International *	22,390	675
Tenneco *	9,700	229
Texas Roadhouse, Cl A *	6,200	86
Thor Industries	900	27
Timberland, Cl A *	900	19
Town Sports International Holdings *	4,600	18
TRW Automotive Holdings *	1,800	52
Tupperware Brands	16,171	780
Ulta Salon Cosmetics & Fragrance *	1,800	41
WABCO Holdings	1,500	45
Warnaco Group *	2,610	125
Wendy’s, Cl A	28,000	140
Whirlpool	9,200	803
Williams-Sonoma	35,090	923

Description	Shares	Market Value ($ Thousands)

Winnebago Industries *	20,700	$303
WMS Industries *	29,636	1,243
Wolverine World Wide	600	17
World Wrestling Entertainment,
Cl A	900	16
Wyndham Worldwide	33,410	860

		51,609

Consumer Staples — 4.1%
Alliance One International *	17,900	91
American Italian Pasta, Cl A *	1,500	58
Andersons	1,200	40
Avon Products	6,952	235
BJ’s Wholesale Club *	15,628	578
Boston Beer, Cl A *	800	42
Brown-Forman, Cl B	7,225	429
Cal-Maine Foods	8,700	295
Casey’s General Stores	14,110	443
Central European Distribution *	12,760	447
Central Garden and Pet, Cl A *	19,700	181
Central Garden and Pet *	13,800	136
Chiquita Brands International *	23,014	362
Church & Dwight	1,600	107
Constellation Brands, Cl A *	17,056	280
Corn Products International	7,990	277
Dean Foods *	52,735	828
Del Monte Foods	41,300	603
Diamond Foods	1,500	63
Dole Food *	12,981	154
Flowers Foods	3,400	84
Fresh Del Monte Produce *	4,800	97
Great Atlantic & Pacific Tea *	7,000	54
Green Mountain Coffee Roasters *	8,820	854
Hansen Natural *	2,925	127
Herbalife	21,480	991
J&J Snack Foods	1,300	57
Lancaster Colony	1,000	59
Lance	400	9
McCormick	9,977	383
Mead Johnson Nutrition, Cl A	5,000	260
Molson Coors Brewing, Cl B	11,506	484
Nash Finch	2,960	100
Nu Skin Enterprises, Cl A	900	26
Pantry *	21,602	270
PepsiCo	751	50
Ralcorp Holdings *	1,000	68
Reddy Ice Holdings *	5,700	26
Rite Aid *	82,900	124
Ruddick	2,500	79
Sanderson Farms	7,649	410
Sara Lee	51,500	717
Schiff Nutrition International	2,200	18
Smithfield Foods *	3,100	64
SUPERVALU	25,600	427
Tootsie Roll Industries	752	20
TreeHouse Foods *	1,800	79
Universal	5,700	300
USANA Health Sciences *	400	13
Village Super Market, Cl A	800	23
Weis Markets	6,300	229
Whole Foods Market *	2,000	72

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Winn-Dixie Stores *	1,831	$23

		12,246

Energy — 4.1%
Atlas Energy	1,000	31
Atwood Oceanics *	100	3
Berry Petroleum, Cl A	14,396	405
Bill Barrett *	600	18
Brigham Exploration *	8,000	128
Cabot Oil & Gas	1,000	37
Carrizo Oil & Gas *	1,100	25
Cloud Peak Energy *	700	12
Complete Production Services *	3,100	36
Continental Resources *	1,800	77
Denbury Resources *	2,748	46
Dresser-Rand Group *	20,040	630
Dril-Quip *	600	37
EXCO Resources	1,800	33
Exterran Holdings *	18,554	448
FMC Technologies *	1,800	116
Frontier Oil	11,999	162
General Maritime	4,300	31
Global Industries *	2,300	15
Goodrich Petroleum *	14,052	220
Helix Energy Solutions Group *	1,800	23
Helmerich & Payne	1,300	50
Hercules Offshore *	25,300	109
Hess	1,100	69
International Coal Group *	3,900	18
Key Energy Services *	33,939	324
Mariner Energy *	1,200	18
Massey Energy	7,570	396
McMoRan Exploration *	5,900	86
Mitcham Industries *	3,000	22
Murphy Oil	7,555	425
Nabors Industries *	21,366	419
National Oilwell Varco	1,800	73
Newfield Exploration *	6,744	351
Nordic American Tanker
Shipping, Cl US	8,600	260
Oceaneering International *	1,000	64
Oil States International *	700	32
Overseas Shipholding Group	21,540	845
Patterson-UTI Energy	7,100	99
Peabody Energy	1,500	69
PetroHawk Energy *	19,200	389
Pioneer Natural Resources	7,515	423
Quicksilver Resources *	1,500	21
Range Resources	7,194	337
Rowan *	11,900	346
SEACOR Holdings *	4,800	387
Ship Finance International	2,300	41
Southwestern Energy *	1,000	41
Spectra Energy	18,217	410
St. Mary Land & Exploration	600	21
Stone Energy *	7,700	137
Sunoco	17,409	517
Superior Energy Services *	700	15
Swift Energy *	13,237	407
Teekay Shipping	8,800	200
Tesoro	28,400	395
Tidewater	11,516	544

Description	Shares	Market Value ($ Thousands)

Ultra Petroleum *	900	$42
USEC *	51,000	294
Western Refining *	16,400	90
Whiting Petroleum *	6,725	544
Willbros Group *	1,500	18
World Fuel Services	13,300	354

		12,235

Financials — 14.6%
Acadia Realty Trust †	900	16
Advance America Cash Advance
Centers	39,200	228
Affiliated Managers Group *	500	39
Alexander’s * †	100	30
Alexandria Real Estate Equities †	300	20
Allied Capital *	36,400	181
Allied World Assurance Holdings	9,300	417
Altisource Portfolio Solutions *	1,400	32
AMB Property †	2,100	57
American Campus Communities †	600	17
American Capital *	8,900	45
American Capital Agency †	3,317	85
American Financial Group	19,300	549
American National Insurance	700	79
AmeriCredit *	600	14
Ameriprise Financial	18,476	838
Amerisafe *	1,877	31
Annaly Capital Management †	10,800	186
Anworth Mortgage Asset †	48,200	325
Apartment Investment & Management, Cl A †	1,800	33
Arch Capital Group *	300	23
Ares Capital	2,000	30
Arthur J. Gallagher	900	22
Aspen Insurance Holdings	12,800	369
Assured Guaranty	26,730	587
Axis Capital Holdings	2,600	81
Banco Latinoamericano de Exportaciones, Cl E	21,300	306
Bancorpsouth	15,190	318
Bank Mutual	4,600	30
Bank of Hawaii	400	18
BGC Partners, Cl A	40,700	249
BioMed Realty Trust †	17,200	284
BlackRock	356	77
BlackRock Kelso Capital	2,400	24
Boston Private Financial Holdings	6,000	44
Boston Properties †	6,546	494
BRE Properties, Cl A †	1,000	36
Calamos Asset Management, Cl A	1,800	26
Camden Property Trust †	600	25
Capstead Mortgage †	8,300	99
Cardinal Financial	18,587	199
CB Richard Ellis Group, Cl A *	25,000	396
CBL & Associates Properties †	14,200	195
Central Pacific Financial * (A)	13,300	22
Century Bancorp, Cl A	2,700	52
Chemical Financial	3,800	90
Chimera Investment †	49,700	193
Cincinnati Financial	2,100	61

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Citizens Republic Bancorp *	23,500	$28
CNA Financial *	27,500	735
CNA Surety *	6,600	117
Colonial Properties Trust †	4,500	58
Comerica	13,799	525
Commerce Bancshares	1,455	60
Community Bank System	11,300	257
Cousins Properties †	3,006	25
Cullen/Frost Bankers	300	17
CVB Financial	9,600	95
DCT Industrial Trust †	3,100	16
Delphi Financial Group, Cl A	3,900	98
Developers Diversified Realty †	2,300	28
Digital Realty Trust †	300	16
Dime Community Bancshares	1,700	21
Dollar Financial *	1,600	39
Doral Financial *	23,400	101
Douglas Emmett †	1,400	22
Duke Realty †	1,700	21
E*Trade Financial *	62,500	103
EastGroup Properties †	400	15
Eaton Vance	7,579	254
Education Realty Trust †	28,058	161
eHealth *	20,800	328
EMC Insurance Group	2,620	59
Employers Holdings	39,991	594
Encore Capital Group *	23,500	386
Endurance Specialty Holdings	21,240	789
Enstar Group *	300	21
Entertainment Properties Trust †	1,000	41
Equity One †	21,647	409
Erie Indemnity, Cl A	2,000	86
Essex Property Trust †	400	36
Everest Re Group	4,400	356
FBL Financial Group, Cl A	2,500	61
Federal Agricultural Mortgage, Cl C	14,900	169
Federal Realty Investment Trust †	500	36
Federated Investors, Cl B	28,666	756
FelCor Lodging Trust * †	6,100	35
Fifth Street Finance	3,100	36
Fifth Third Bancorp	31,704	431
Financial Institutions	1,100	16
First American	2,100	71
First Bancorp	64,348	155
First Financial Bancorp	19,444	346
First Financial Holdings	1,000	15
First Horizon National *	45,078	633
First Midwest Bancorp	600	8
First Niagara Financial Group	4,300	61
First Potomac Realty Trust †	16,500	248
FirstMerit	8,762	189
Flagstone Reinsurance Holdings	6,300	72
Flushing Financial	3,400	43
FNB (Pennsylvania)	11,200	91
Franklin Street Properties †	5,100	74
Fulton Financial	4,400	45
GAMCO Investors, Cl A	400	18
Getty Realty †	3,100	73
GFI Group	37,000	214
GLG Partners *	6,700	21
Greenlight Capital Re *	700	19

Description	Shares	Market Value ($ Thousands)

Hancock Holding	9,419	$394
Hanover Insurance Group	11,400	497
Harleysville Group	400	13
Hatteras Financial †	4,400	113
HCC Insurance Holdings	1,000	28
Health Care †	3,000	136
Healthcare Realty Trust †	700	16
Hercules Technology Growth Capital	29,456	312
Highwoods Properties †	500	16
Hilltop Holdings *	1,700	20
Home Properties †	400	19
Horace Mann Educators	18,700	282
Hospitality Properties Trust †	11,300	271
Host Hotels & Resorts †	32,236	472
HRPT Properties Trust †	98,500	766
Hudson City Bancorp	14,300	203
Huntington Bancshares	98,200	527
IBERIABANK	4,658	280
Independence Holding	2,800	27
Independent Bank	800	20
Infinity Property & Casualty	11,251	511
Interactive Brokers Group, Cl A *	800	13
Janus Capital Group	1,900	27
Jefferies Group	2,400	57
Jones Lang LaSalle	400	29
KBW *	700	19
Kilroy Realty †	3,175	98
Kimco Realty †	3,900	61
Kite Realty Group Trust †	3,700	17
Knight Capital Group, Cl A *	2,300	35
LaSalle Hotel Properties †	1,400	33
Lazard, Cl A	7,900	282
Lexington Realty Trust †	17,367	113
Liberty Property Trust †	15,852	538
LTC Properties †	4,600	124
M&T Bank	1,258	100
Macerich †	4,534	174
MarketAxess Holdings	1,200	19
MBIA *	5,600	35
Meadowbrook Insurance Group	44,700	353
Medical Properties Trust †	34,000	356
Mercury General	1,100	48
MF Global Holdings *	5,200	42
MFA Financial †	91,411	673
Mid-America Apartment Communities †	5,721	296
Montpelier Re Holdings	15,200	256
MSCI, Cl A *	3,500	126
National Penn Bancshares	23,217	160
National Retail Properties †	1,200	27
National Western Life Insurance, Cl A	400	74
Nationwide Health Properties †	12,400	436
NewAlliance Bancshares	9,000	114
Northfield Bancorp	800	12
NorthStar Realty Finance †	14,709	62
NYSE Euronext	1,675	50
Ocwen Financial *	4,200	47
Old National Bancorp	3,600	43
Omega Healthcare Investors †	5,100	99
One Liberty Properties †	140	2

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

OneBeacon Insurance Group, Cl A	2,700	$47
optionsXpress Holdings	1,400	23
Oriental Financial Group	13,000	175
PacWest Bancorp	15,123	345
Park National	3,300	206
Parkway Properties †	20,600	387
PartnerRe	9,359	746
Pennsylvania Real Estate Investment Trust †	14,700	183
People's United Financial	29,114	455
PHH *	12,042	284
Piper Jaffray *	300	12
Platinum Underwriters Holdings	9,116	338
Plum Creek Timber †	1,400	54
Popular	28,900	84
Portfolio Recovery Associates *	400	22
Post Properties †	800	18
Premierwest Bancorp	47,850	22
Presidential Life	1,400	14
ProAssurance *	16,694	977
Prospect Capital	2,812	34
Protective Life	6,456	142
Provident Financial Services	1,100	13
Pzena Investment Management, Cl A *	5,400	41
Radian Group	4,100	64
RAIT Financial Trust †	42,000	83
Ramco-Gershenson Properties †	2,300	26
Raymond James Financial	13,500	361
Redwood Trust †	19,692	304
Regency Centers †	2,500	94
Regions Financial	37,600	295
Reinsurance Group of America, Cl A	14,786	777
RenaissanceRe Holdings	800	45
Resource Capital †	2,600	18
Roma Financial	900	11
S&T Bancorp	9,200	192
Selective Insurance Group	7,900	131
Senior Housing Properties Trust †	4,900	109
Signature Bank NY *	9,120	338
SL Green Realty †	2,800	160
Sovran Self Storage †	3,900	136
StanCorp Financial Group	11,800	562
Stifel Financial *	8,505	457
Stratus Properties *	1,900	19
Sun Communities †	1,400	35
SVB Financial Group *	600	28
SWS Group	7,400	85
Synovus Financial	197,312	649
Tanger Factory Outlet Centers †	800	35
Taubman Centers †	1,400	56
TCF Financial	2,200	35
TD Ameritrade Holding *	17,829	340
Tejon Ranch *	400	12
Teton Advisors, Cl A	6	0
Tower Group	4,200	93
TradeStation Group *	1,800	13
Transatlantic Holdings	600	32
Trustco Bank NY	26,900	166
Trustmark	1,100	27

Description	Shares	Market Value ($ Thousands)

UDR †	1,400	$25
Umpqua Holdings	6,716	89
United America Indemnity, Cl A *	1,081	10
United Bankshares	4,300	113
United Community Banks *	3,375	15
United Fire & Casualty	4,000	72
Unitrin	18,100	508
Universal Health Realty Income Trust †	700	25
Unum Group	41,668	1,032
Validus Holdings	8,900	245
Valley National Bancorp	2,100	32
W Holding *	900	9
Waddell & Reed Financial, Cl A	8,900	321
Walter Investment Management †	657	10
Washington Federal	10,600	215
Washington Real Estate Investment Trust †	500	15
Webster Financial	7,700	135
Weingarten Realty Investors †	1,600	34
WesBanco	1,900	31
Westamerica Bancorporation	1,500	86
Westfield Financial	2,625	24
White Mountains Insurance Group	900	319
Whitney Holding	28,155	388
Willis Group Holdings	14,340	449
Wilmington Trust	1,100	18
Wintrust Financial	600	22
World Acceptance *	1,300	47
WR Berkley	5,400	141
WSFS Financial	400	16
Zions Bancorporation	45,316	989

		43,243

Health Care — 12.1%
Abaxis *	1,600	44
Accuray *	1,900	12
Acorda Therapeutics *	14,700	503
Affymax *	12,200	286
Affymetrix *	3,600	26
Air Methods *	600	20
Albany Molecular Research *	4,700	39
Alexion Pharmaceuticals *	5,500	299
Align Technology *	3,800	74
Alkermes *	17,300	224
Allergan	1,600	105
Allos Therapeutics *	2,400	18
Allscripts Healthcare Solutions *	12,700	248
AMAG Pharmaceuticals *	5,150	180
Amedisys *	1,900	105
American Medical Systems Holdings *	25,400	472
AMERIGROUP *	9,625	320
AmerisourceBergen	26,016	752
Amsurg *	12,137	262
Amylin Pharmaceuticals *	15,000	337
Analogic	874	37
Angiodynamics *	2,514	39
Auxilium Pharmaceuticals *	26,460	825
Beckman Coulter	4,351	273
Bio-Reference Labs *	500	22

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Biovail	31,300	$525
Brookdale Senior Living *	1,700	35
Bruker BioSciences *	3,400	50
Capital Senior Living *	3,600	19
Catalyst Health Solutions *	600	25
Celgene *	622	39
Celldex Therapeutics *	2,400	15
Cephalon *	3,800	258
Cerner *	300	26
Charles River Laboratories International *	5,150	202
Chemed	3,864	210
Community Health Systems *	3,600	133
Conmed *	5,732	136
Cooper	14,071	547
Corvel *	393	14
Covance *	5,775	355
Coventry Health Care *	39,700	981
Cubist Pharmaceuticals *	17,000	383
Cyberonics *	18,090	347
Dendreon *	15,800	576
Dentsply International	15,600	544
Dionex *	500	37
Eclipsys *	1,200	24
Edwards Lifesciences *	1,200	119
Emeritus *	1,400	28
Endo Pharmaceuticals Holdings *	15,900	377
Enzo Biochem *	1,249	8
Enzon Pharmaceuticals *	2,600	26
eResearchTechnology *	4,548	31
ev3 *	55,300	877
Exelixis *	2,200	13
Express Scripts *	700	71
Forest Laboratories *	20,275	636
Gen-Probe *	13,100	655
Gentiva Health Services *	700	20
Geron *	8,900	51
Greatbatch *	2,000	42
Haemonetics *	700	40
Health Management Associates, Cl A *	11,500	99
Health Net *	45,715	1,137
Healthsouth *	21,400	400
Healthspring *	1,200	21
Healthways *	200	3
Henry Schein *	5,527	326
Hill-Rom Holdings	24,400	664
Hologic *	9,984	185
Human Genome Sciences *	3,600	109
Humana *	8,300	388
ICON ADR *	14,010	370
Idexx Laboratories *	5,600	322
Illumina *	2,300	89
Immucor *	1,950	44
Incyte *	31,700	443
Intuitive Surgical *	550	191
Inverness Medical Innovations *	10,688	416
Kendle International *	1,800	31
Kensey Nash *	2,964	70
Kinetic Concepts *	14,800	708
King Pharmaceuticals *	40,000	470

Description	Shares	Market Value ($ Thousands)

Laboratory Corp of America Holdings *	3,000	$227
Landauer	600	39
LHC Group *	500	17
Life Technologies *	2,637	138
LifePoint Hospitals *	19,200	706
Lincare Holdings *	18,200	817
Magellan Health Services *	1,400	61
Masimo	7,100	189
Mednax *	3,243	189
Meridian Bioscience	6,400	130
Merit Medical Systems *	2,500	38
Mettler Toledo International *	400	44
Millipore *	500	53
Mylan Laboratories *	31,035	705
Myriad Genetics *	3,900	94
Myriad Pharmaceuticals *	550	2
Nektar Therapeutics *	9,000	137
Neogen *	600	15
NuVasive *	12,429	562
Obagi Medical Products *	1,600	19
Odyssey HealthCare *	1,000	18
Omnicell *	1,300	18
Onyx Pharmaceuticals *	30,500	924
Orthofix International *	600	22
OSI Pharmaceuticals *	1,118	67
Owens & Minor	14,935	693
Par Pharmaceutical *	2,270	56
Parexel International *	36,450	850
Patterson	7,500	233
PDL BioPharma	57,400	356
PerkinElmer	18,100	433
Perrigo	10,000	587
Pharmaceutical Product Development	6,300	150
Providence Service *	1,900	29
PSS World Medical *	1,400	33
Regeneron Pharmaceuticals *	18,400	487
RehabCare Group *	700	19
ResMed *	4,181	266
Rigel Pharmaceuticals *	28,400	226
Salix Pharmaceuticals *	10,130	377
Seattle Genetics *	24,370	291
Sirona Dental Systems *	10,619	404
STERIS	23,030	775
SXC Health Solutions *	15,940	1,073
Symmetry Medical *	1,500	15
Team Health Holdings *	20,165	339
Techne	4,100	261
Tenet Healthcare *	14,100	81
Thermo Fisher Scientific *	1,600	82
Thoratec *	1,500	50
TomoTherapy *	20,700	71
Universal Health Services, Cl B	800	28
US Physical Therapy *	900	16
Valeant Pharmaceuticals International *	4,500	193
Vertex Pharmaceuticals *	7,400	302
Viropharma *	5,100	70
Volcano *	30,100	727
Waters *	1,525	103
Watson Pharmaceuticals *	9,800	409

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

WellCare Health Plans *	800	$24
Zoll Medical *	1,800	47

		35,870

Industrials — 14.0%
AAON	1,500	34
ACCO Brands *	12,500	96
Acuity Brands	9,934	419
Advisory Board *	13,260	418
AGCO *	1,700	61
Aircastle	4,300	41
Airtran Holdings *	2,900	15
Alaska Air Group *	7,098	293
Albany International, Cl A	1,900	41
Alexander & Baldwin	2,539	84
Allegiant Travel, Cl A *	4,900	284
Alliant Techsystems *	488	40
American Commercial Lines *	725	18
American Superconductor *	2,200	63
Ametek	750	31
Ampco-Pittsburgh	8,000	199
AMR *	4,000	36
AO Smith	8,100	426
Apogee Enterprises	16,300	258
Argon ST *	10,000	266
Atlas Air Worldwide Holdings *	10,700	568
Avery Dennison	13,264	483
Baldor Electric	900	34
Barnes Group	1,100	21
BE Aerospace *	48,707	1,483
Beacon Roofing Supply *	40,890	782
Belden	14,017	385
Brady, Cl A	9,667	301
Briggs & Stratton	20,320	396
Brink's	3,100	87
Bucyrus International, Cl A	10,400	686
C.H. Robinson Worldwide	1,344	75
Carlisle	600	23
Cenveo *	5,300	46
Cintas	13,215	371
Clean Harbors *	3,703	206
CNH Global	2,460	76
Colfax *	7,500	88
Columbus McKinnon *	3,949	63
Continental Airlines, Cl B *	63,045	1,385
Con-way	600	21
Copa Holdings, Cl A	8,880	540
Copart *	600	21
Corporate Executive Board	15,800	420
Corrections Corp of America *	37,850	752
Courier	6,189	102
Crane	9,800	348
Cummins	2,100	130
Delta Air Lines *	8,725	127
Deluxe	18,000	350
Dollar Thrifty Automotive Group *	3,000	96
Donaldson	600	27
Dover	8,671	405
EMCOR Group *	20,814	513
EnergySolutions	1,900	12
EnerNOC *	1,300	39
Ennis	3,200	52

Description	Shares	Market Value ($ Thousands)

EnPro Industries *	11,900	$346
Esterline Technologies *	9,110	450
Fastenal	5,748	276
Flowserve	1,100	121
Forward Air	600	16
Foster Wheeler *	7,300	198
FTI Consulting *	8,733	343
G&K Services	9,726	252
Gardner Denver	23,929	1,054
GATX	3,000	86
Geo Group *	5,088	101
Goodrich	1,600	113
Gorman-Rupp	1,250	32
Graco	600	19
GrafTech International *	1,400	19
Hansen Transmissions International *	36,014	49
Harsco	3,200	102
Heartland Express	2,100	35
Heidrick & Struggles International	700	20
Herman Miller	1,500	27
Hertz Global Holdings *	4,900	49
Hexcel *	1,400	20
HNI	1,400	37
Hubbell, Cl B	5,700	287
Huron Consulting Group *	400	8
IDEX	6,500	215
IHS, Cl A *	13,200	706
Interface, Cl A	21,806	252
Interline Brands *	1,300	25
International Shipholding	5,600	165
Jacobs Engineering Group *	1,849	84
JB Hunt Transport Services	27,570	989
John Bean Technologies	777	14
Joy Global	1,800	102
Kadant *	12,422	179
Kaman	2,407	60
Kansas City Southern *	3,600	130
Kaydon	10,601	399
KBR	5,200	115
Kelly Services, Cl A *	12,500	208
Kennametal	500	14
Kirby *	800	30
Knoll	30,690	345
Landstar System	600	25
Layne Christensen *	700	19
Lennox International	5,600	248
Lincoln Electric Holdings	2,905	158
Localiza Rent a Car	33,160	348
Manpower	8,200	468
Middleby *	400	23
Mine Safety Appliances	5,500	154
Monster Worldwide *	1,600	27
Moog, Cl A *	2,300	81
MSC Industrial Direct, Cl A	100	5
Mueller Industries	11,400	305
NACCO Industries, Cl A	400	30
Navistar International *	6,500	291
NCI Building Systems *	5,260	58
Nordson	300	20
Old Dominion Freight Line *	1,350	45

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Orbital Sciences *	4,400	$84
Oshkosh Truck	9,200	371
Owens Corning *	7,600	193
PACCAR	10,561	458
Pall	3,500	142
Park-Ohio Holdings *	2,900	25
Pentair	800	28
Pitney Bowes	17,546	429
Quanex Building Products	1,800	30
Quanta Services *	3,656	70
Regal-Beloit	10,230	608
Resources Connection *	34,695	665
Ritchie Bros. Auctioneers	10,100	217
Robert Half International	1,400	43
Rockwell Collins	4,923	308
Roper Industries	400	23
RR Donnelley & Sons	31,294	668
RSC Holdings *	1,700	14
Rush Enterprises, Cl A *	30,730	406
Ryder System	12,600	488
School Specialty *	11,516	261
Seaboard	89	116
Skywest	11,800	169
Spirit Aerosystems Holdings, Cl A *	19,360	453
Standard Register	5,164	28
Steelcase, Cl A	4,600	30
Stericycle *	1,000	54
SYKES Enterprises *	90,497	2,067
TAL International Group	5,800	116
Teledyne Technologies *	10,398	429
Teleflex	8,133	521
Terex *	12,802	291
Tetra Tech *	9,934	229
Thomas & Betts *	12,100	475
Timken	17,300	519
Towers Watson, Cl A	11,872	564
Trex *	20,501	436
Triumph Group	12,317	863
Tutor Perini *	2,700	59
UAL *	30,500	596
United Stationers *	8,821	519
Universal Forest Products	2,200	85
URS *	6,800	337
US Airways Group *	49,163	361
USG *	1,100	19
UTI Worldwide	16,300	250
Valmont Industries	200	17
Vicor *	2,300	32
Wabtec	1,800	76
Watsco	3,400	193
Watts Water Technologies, Cl A	7,204	224
WESCO International *	17,694	614

		41,307

Information Technology — 17.8%
3Com *	40,300	310
Activision Blizzard	1,500	18
Advanced Analogic Technologies *	3,400	12
Advanced Energy Industries *	1,400	23
Advanced Micro Devices *	7,300	68

Description	Shares	Market Value ($ Thousands)

Advent Software *	500	$22
Agilysys	2,800	31
Akamai Technologies *	2,300	72
Alliance Data Systems *	15,000	960
Amkor Technology *	13,600	96
Analog Devices	14,873	429
Anixter International *	500	23
Ansys *	9,900	427
Applied Micro Circuits *	52,600	454
Ariba *	2,700	35
Arris Group *	7,200	86
Arrow Electronics *	1,900	57
AsiaInfo Holdings *	8,000	212
Atheros Communications *	20,920	810
ATMI *	800	16
Autodesk *	1,000	29
Aviat Networks *	198	1
Avnet *	10,000	300
Benchmark Electronics *	19,000	394
Black Box	5,800	178
Blackbaud	1,000	25
Blue Coat Systems *	7,400	230
BMC Software *	1,700	65
Brightpoint *	36,183	272
Broadridge Financial Solutions	1,700	36
Brocade Communications Systems *	134,610	769
CACI International, Cl A *	5,120	250
Cadence Design Systems *	5,600	37
Celestica *	36,390	398
Checkpoint Systems *	6,577	145
Ciber *	20,463	77
Ciena *	1,200	18
Citrix Systems *	900	43
Cognex	4,700	87
Cognizant Technology Solutions, Cl A *	1,800	92
Cogo Group *	7,800	54
Coherent *	12,148	388
CommScope *	900	25
Computer Sciences *	9,800	534
Comverge *	2,600	29
Concur Technologies *	10,100	414
Convergys *	27,500	337
Cree *	2,949	207
CSG Systems International *	18,734	393
CTS	32,288	304
Cybersource *	20,700	365
Cymer *	1,901	71
Cypress Semiconductor *	44,800	515
Daktronics	4,000	30
DealerTrack Holdings *	1,000	17
Deltek *	4,647	36
DG FastChannel *	800	26
Diebold	24,562	780
Digital River *	10,849	329
Diodes *	1,800	40
Dolby Laboratories, Cl A *	7,700	452
DST Systems	3,200	133
Earthlink	11,200	96
EchoStar, Cl A *	2,900	59
Electronics for Imaging *	6,290	73

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Emulex *	18,333	$243
Equinix *	14,380	1,400
Euronet Worldwide *	22,800	420
F5 Networks *	2,000	123
Factset Research Systems	300	22
Fair Isaac	700	18
Fairchild Semiconductor International *	59,188	630
Fidelity National Information Services	1,480	35
Finisar *	22,400	352
Flir Systems *	8,260	233
Formfactor *	800	14
Forrester Research *	900	27
Gartner *	49,740	1,106
Genpact *	1,200	20
Global Payments	800	36
GSI Commerce *	68,220	1,888
Harris	14,100	670
Heartland Payment Systems	14,860	276
Hewitt Associates, Cl A *	3,334	133
Hughes Communications *	1,200	33
IAC *	9,650	220
Imation *	1,900	21
Informatica *	31,250	839
Ingram Micro, Cl A *	6,642	117
Integrated Device Technology *	9,900	61
InterDigital *	1,000	28
Intermec *	3,701	52
International Rectifier *	1,600	37
Intersil, Cl A	6,800	100
Itron *	600	44
Ixia *	2,700	25
Jabil Circuit	36,597	593
JDS Uniphase *	2,700	34
Lam Research *	6,950	259
Lawson Software *	134,411	888
Lexmark International, Cl A *	35,150	1,268
Limelight Networks *	3,000	11
Linear Technology	5,600	158
Littelfuse *	7,558	287
LoopNet *	1,700	19
Loral Space & Communications *	800	28
LSI Logic *	20,725	127
Mantech International, Cl A *	900	44
McAfee *	400	16
Measurement Specialties *	2,900	43
Mentor Graphics *	2,400	19
Methode Electronics	46,156	457
Micrel	10,900	116
Micros Systems *	12,600	414
Microsemi *	58,572	1,016
MicroStrategy, Cl A *	200	17
Microtune *	5,035	14
Molex	26,509	553
Monolithic Power Systems *	4,628	103
Motorola *	18,200	128
Move *	40,345	84
MTS Systems	1,819	53
Multi-Fineline g*	4,000	103
National Semiconductor	2,800	41
NCR *	12,025	166

Description	Shares	Market Value ($ Thousands)

Netezza *	29,140	$373
Netgear *	2,100	55
Netlogic Microsystems *	9,300	274
NetSuite *	1,400	20
NeuStar, Cl A *	1,200	30
Novell *	26,778	160
Novellus Systems *	1,600	40
Omnivision Technologies *	1,400	24
Parametric Technology *	19,718	356
Plantronics	1,100	34
Plexus *	7,150	258
PMC - Sierra *	114,800	1,024
Polycom *	19,300	590
Power Integrations	7,240	298
QLogic *	33,930	689
Quality Systems	8,381	515
Quest Software *	100	2
Rackspace Hosting *	20,280	380
Radisys *	4,300	39
Rambus *	1,900	42
RealNetworks *	11,200	54
Red Hat *	17,500	512
RF Micro Devices *	59,990	299
Richardson Electronics	11,300	90
Riverbed Technology *	22,850	649
Rofin-Sinar Technologies *	700	16
Rovi *	10,624	395
S1 *	3,900	23
SAIC *	29,000	513
Salesforce.com *	800	60
Sanmina-SCI *	51,100	843
Sapient	63,847	584
SAVVIS *	1,900	31
Scansource *	3,200	92
Seagate Technology	33,840	618
Semtech *	3,100	54
Silicon Graphics International *	2,400	26
Silicon Laboratories *	3,550	169
Skyworks Solutions *	46,650	728
Solera Holdings	14,248	551
SonicWALL *	2,600	23
Supertex *	900	23
Sybase *	15,848	739
Symyx Technologies *	7,803	35
Synaptics *	4,450	123
SYNNEX *	1,918	57
Synopsys *	31,528	705
Syntel	1,400	54
Take-Two Interactive Software *	11,200	110
Taleo, Cl A *	3,892	101
Tech Data *	12,800	536
Technitrol	19,700	104
Tekelec *	3,400	62
TeleTech Holdings *	25,821	441
Tellabs	7,100	54
Teradata *	4,200	121
Teradyne *	4,782	53
Tessera Technologies *	900	18
TIBCO Software *	10,000	108
TiVo *	79,170	1,355
Total System Services	1,600	25
Trimble Navigation *	5,500	158

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

TriQuint Semiconductor *	44,620	$312
Ultimate Software Group *	600	20
Unisys *	10,373	362
United Online	54,330	406
Utstarcom *	6,700	19
Valueclick *	16,500	167
Varian Semiconductor Equipment
Associates *	5,375	178
Veeco Instruments *	2,300	100
Viasat *	5,200	180
Virtusa *	1,600	16
Vishay Intertechnology *	68,300	699
VistaPrint *	27,109	1,552
WebMD Health, Cl A *	1,121	52
Websense *	24,670	562
Western Digital *	15,900	620
Wright Express *	11,695	352
Xyratex *	15,881	269
Zebra Technologies, Cl A *	13,166	390
Zoran *	39,511	425

		52,792

Materials — 5.0%
Airgas	800	51
AK Steel Holding	8,400	192
Albemarle	4,500	192
Allegheny Technologies	14,584	787
Alpha Natural Resources *	3,120	156
AM Castle	8,068	105
Aptargroup	8,533	336
Ashland	2,600	137
Ball	5,000	267
Cabot	10,992	334
Celanese, Ser A	11,400	363
Century Aluminum *	12,207	168
China Green Agriculture *	7,900	111
Cliffs Natural Resources	4,862	345
Commercial Metals	11,469	173
Compass Minerals International	1,100	88
Crown Holdings *	4,800	129
Cytec Industries	10,764	503
Domtar *	4,500	290
Eagle Materials	600	16
Eastman Chemical	11,200	713
FMC	2,882	174
General Steel Holdings *	16,528	68
Greif, Cl A	1,200	66
H.B. Fuller	9,200	214
Headwaters *	12,723	58
Huntsman	2,900	35
Innophos Holdings	9,500	265
Innospec	3,100	35
Kaiser Aluminum	3,000	116
Koppers Holdings	4,297	122
Lubrizol	8,200	752
Mosaic	500	30
Nalco Holding	12,600	307
Neenah Paper	11,949	189
NewMarket	992	102
Nucor	8,524	387
Olin	9,500	186
OM Group *	6,097	207

Description	Shares	Market Value ($ Thousands)

Owens-Illinois *	22,661	$805
Packaging Corp of America	14,921	367
Pactiv *	12,111	305
PolyOne *	60,035	615
Reliance Steel & Aluminum	7,200	354
Rockwood Holdings *	13,300	354
Royal Gold	900	42
RPM International	900	19
RTI International Metals *	7,918	240
Schnitzer Steel Industries, Cl A	2,800	147
Schulman A	14,022	343
Schweitzer-Mauduit International	4,489	214
Scotts Miracle-Gro, Cl A	1,500	70
Sealed Air	100	2
Sensient Technologies	6,800	198
Silgan Holdings	18,495	1,114
Solutia *	9,900	160
Spartech *	4,727	55
Stillwater Mining *	2,600	34
Temple-Inland	2,300	47
Terra Industries	3,900	178
Texas Industries	500	17
Titanium Metals *	6,000	100
Walter Energy	100	9
Westlake Chemical	2,015	52
Worthington Industries	8,000	138
WR Grace *	4,500	125

		14,873

Telecommunication Services — 1.8%
Alaska Communications Systems Group	18,870	153
American Tower, Cl A *	1,015	43
CenturyTel	14,200	504
Cincinnati Bell *	59,635	203
Consolidated Communications Holdings	1,000	19
Frontier Communications	6,500	48
General Communication, Cl A *	5,600	32
Global Crossing *	1,400	21
Iowa Telecommunications Services	2,800	47
MetroPCS Communications *	68,225	483
NII Holdings *	36,200	1,508
NTELOS Holdings	5,100	91
PAETEC Holding *	6,400	30
Price Communication *	3,800	0
Qwest Communications International	13,800	72
SBA Communications, Cl A *	47,710	1,721
tw telecom, Cl A *	8,590	156
USA Mobility	16,700	212

		5,343

Utilities — 4.2%
AGL Resources	34,098	1,318
Alliant Energy	8,800	293
Ameren	13,600	355
American Water Works	4,800	104
Avista	16,100	333
Black Hills	3,085	94
California Water Service Group	900	34
Centerpoint Energy	800	11

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

CH Energy Group	1,800	$74
Chesapeake Utilities	400	12
Cleco	1,200	32
CMS Energy (A)	47,700	737
Connecticut Water Service	500	12
Consolidated Edison	5,929	264
Dynegy, Cl A *	56,500	71
Edison International	9,690	331
El Paso Electric *	4,700	97
Empire District Electric	8,731	157
Energen	2,800	130
Great Plains Energy	56,292	1,045
Hawaiian Electric Industries	12,900	290
Idacorp	3,400	118
ITC Holdings	1,000	55
Laclede Group	2,575	87
MDU Resources Group	5,300	114
Mirant *	19,400	211
New Jersey Resources	750	28
NiSource	47,500	750
Northeast Utilities	4,000	111
Northwest Natural Gas	400	19
NorthWestern	32,525	872
NV Energy	4,400	54
Oneok	600	27
Ormat Technologies	300	9
Pepco Holdings	12,500	214
Pinnacle West Capital	18,372	693
PNM Resources	1,700	21
Portland General Electric	53,681	1,037
PPL	1,900	53
RRI Energy *	67,813	250
SCANA	13,806	519
Sempra Energy	1,600	80
South Jersey Industries	5,227	220
Southern Union	600	15
Southwest Water	2,600	27
TECO Energy	1,800	29
UGI	8,400	223
UIL Holdings	700	19
Westar Energy	5,800	129
Wisconsin Energy	1,900	94
Xcel Energy	18,194	386

		12,258

Total Common Stock (Cost $222,992) ($ Thousands)		281,776

EXCHANGE TRADED FUND — 0.1% iShares Russell 2000 Index Fund (A)	2,540	172

Total Exchange Traded Fund (Cost $150) ($ Thousands)		172

CLOSED-END FUND — 0.0% Kayne Anderson Energy Development	800	13

Total Closed-End Fund (Cost $9) ($ Thousands)		13

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	14,667,326	$14,667

Total Cash Equivalent (Cost $14,667) ($ Thousands)		14,667

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P., 0.210% (B)** ††	649,899	480

Total Affiliated Partnership (Cost $650) ($ Thousands)		480

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills 0.135%, 06/03/10	$623	623

Total U.S. Treasury Obligation (Cost $623) ($ Thousands)		623

Total Investments — 100.5% (Cost $239,091) ($ Thousands)		$297,731

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E- MINI	76	Jun-2010	$24
S&P Mid 400 Index E- MINI	50	Jun-2010	57

			$81

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $296,136 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $628 ($ Thousands). (B) This security was purchased with cash collateral received from securities on loan. The total value of such securities as of March 31, 2010 was $480 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

11	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 75.3%

Consumer Discretionary — 13.7%
99 Cents Only Stores *	2,500	$41
Advance Auto Parts (A)	12,500	524
Aeropostale *	11,250	324
Autonation * (A)	6,400	116
Autozone *	700	121
Bed Bath & Beyond *	3,200	140
Big Lots *	2,900	105
Bob Evans Farms	1,400	43
BorgWarner *	4,300	164
Brinker International	27,600	532
Cablevision Systems, Cl A	1,500	36
Career Education * (A)	5,800	184
CBS, Cl B	2,700	38
Cheesecake Factory * (A)	1,100	30
Chico’s FAS	25,900	374
Chipotle Mexican Grill, Cl A *	2,600	293
Coach	17,900	707
Cooper Tire & Rubber	1,300	25
Core-Mark Holding *	1,800	55
Darden Restaurants	1,600	71
DeVry	10,500	685
Discovery Communications, Cl C *	4,400	129
DISH Network, Cl A	15,300	319
Dollar General *	400	10
Dollar Tree *	18,400	1,090
Education Management *	26,500	580
Expedia	23,800	594
Family Dollar Stores (A)	6,300	231
Gannett (A)	41,000	677
Gap	1,100	25
Garmin (A)	17,000	654
Gentex	11,100	215
Genuine Parts	6,700	283
H&R Block	29,400	523
Hanesbrands *	10,700	298
Hasbro	12,000	460
ITT Educational Services *	6,000	675
J.C. Penney	4,500	145
Jarden	7,800	260
Jones Apparel Group	3,100	59
Leggett & Platt	12,700	275
Liberty Media—Interactive, Cl A *	15,900	244
Limited Brands (A)	8,200	202
Lithia Motors, Cl A *	1,100	7
LKQ *	16,200	329
Macy’s	48,300	1,051
Maidenform Brands *	5,000	109
Mattel	42,000	955
McGraw-Hill	9,000	321
Newell Rubbermaid (A)	30,500	464
Oxford Industries	1,500	31
PetSmart	14,300	457
Phillips-Van Heusen	6,000	344
priceline.com *	800	204
Regis	1,000	19
Ross Stores (A)	21,900	1,171
Scripps Networks Interactive, Cl A	11,300	501

Description	Shares	Market Value ($ Thousands)

Sherwin-Williams	300	$20
Signet Jewelers *	17,500	566
Stanley Black & Decker	1,800	103
Tempur-Pedic International *	4,600	139
Texas Roadhouse, Cl A *	5,700	79
Thor Industries	8,100	245
TJX	41,400	1,760
TRW Automotive Holdings *	19,700	563
Tupperware Brands	1,400	67
Universal Technical Institute *	4,000	91
Urban Outfitters *	11,700	445
VF	7,000	561
WABCO Holdings	1,300	39
Washington Post, Cl B	300	133
Weight Watchers International	6,200	158
Whirlpool (A)	2,100	183
Williams-Sonoma	2,800	74
Wyndham Worldwide	31,000	798

		24,543

Consumer Staples — 5.2%
Avon Products	7,100	240
Bunge (A)	9,200	567
Campbell Soup (A)	8,600	304
Church & Dwight	3,400	228
Clorox	4,700	301
ConAgra Foods	34,900	875
Constellation Brands, Cl A *	43,500	715
Dean Foods *	12,000	188
Del Monte Foods	75,200	1,098
Dole Food *	800	10
Dr Pepper Snapple Group	8,500	299
Estee Lauder, Cl A	8,700	564
Herbalife	10,900	503
HJ Heinz	2,400	109
Hormel Foods	4,300	181
Lorillard	3,000	226
Molson Coors Brewing, Cl B	7,500	316
NBTY *	1,100	53
Ralcorp Holdings *	2,200	149
Reynolds American	2,500	135
Safeway	6,400	159
Sanderson Farms (A)	2,300	123
Sara Lee	55,300	770
SUPERVALU (A)	13,500	225
Tyson Foods, Cl A	37,000	709
Whole Foods Market * (A)	6,000	217

		9,264

Energy — 4.2%
Cal Dive International *	7,700	56
Cameron International *	400	17
Chesapeake Energy	3,600	85
Cimarex Energy	15,400	915
Consol Energy	2,600	111
Continental Resources * (A)	5,900	251
El Paso	104,100	1,128
FMC Technologies * (A)	8,900	575
Harvest Natural Resources *	6,700	51
Helix Energy Solutions Group *	19,200	250
Helmerich & Payne	6,000	229
Murphy Oil	20,300	1,141
Newfield Exploration *	4,400	229

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Noble Energy	2,500	$183
Oil States International *	11,000	499
Range Resources	900	42
Spectra Energy	35,700	804
Stone Energy *	10,600	188
Sunoco	3,000	89
Unit *	12,000	507
Vaalco Energy	2,200	11
Whiting Petroleum *	500	40

		7,401

Financials — 12.6%
Affiliated Managers Group *	1,600	126
Allied World Assurance Holdings	15,100	677
American Equity Investment Life Holding	8,200	87
American Financial Group	25,200	717
AmeriCredit *	21,600	513
Ameriprise Financial	10,800	490
Annaly Capital Management †	65,500	1,125
Anworth Mortgage Asset †	4,700	32
Arch Capital Group *	1,700	130
Aspen Insurance Holdings	17,500	505
Assurant	10,100	347
Axis Capital Holdings	2,700	84
Bank of Hawaii	1,600	72
BlackRock	300	65
Brandywine Realty Trust †	35,300	431
CapLease † (A)	3,700	21
CBL & Associates Properties † (A)	11,100	152
Chimera Investment †	81,800	318
Cincinnati Financial	4,000	116
Colonial Properties Trust †	8,100	104
Comerica	3,700	141
Douglas Emmett † (A)	2,200	34
Eaton Vance	1,100	37
Endurance Specialty Holdings	16,500	613
Equity Residential †	600	23
Everest Re Group	3,500	283
Federated Investors, Cl B (A)	2,200	58
Fifth Third Bancorp	44,700	607
First Horizon National *	8,031	113
Flagstone Reinsurance Holdings	5,900	68
FNB (Pennsylvania) (A)	11,800	96
Forest City Enterprises, Cl A *	8,800	127
Fulton Financial	8,100	82
Genworth Financial, Cl A *	4,700	86
Hallmark Financial Services *	1,900	17
Hartford Financial Services Group	19,500	554
Hospitality Properties Trust †	31,600	757
Host Hotels & Resorts †	12,764	187
HRPT Properties Trust †	80,900	629
Hudson City Bancorp	36,400	515
IntercontinentalExchange *	800	90
Invesco	17,500	383
Invesco Mortgage Capital †	8,200	189
Investment Technology Group *	23,000	384
Keycorp	12,600	98
Kimco Realty † (A)	2,900	45
Legg Mason	3,100	89
Leucadia National *	2,300	57

Description	Shares	Market Value ($ Thousands)

Lincoln National	15,200	$467
M&T Bank	6,300	500
Mack-Cali Realty †	3,700	130
Marsh & McLennan	600	15
Marshall & Ilsley	8,400	68
MBIA *	4,400	28
MFA Financial † (A)	44,400	327
Moody’s (A)	9,800	292
NASDAQ OMX Group *	5,600	118
New York Community Bancorp (A)	7,500	124
NYSE Euronext	14,800	438
OceanFirst Financial	2,900	33
Oriental Financial Group	1,000	13
Parkway Properties †	800	15
PartnerRe	2,500	199
PHH *	15,600	368
Presidential Life	2,700	27
Principal Financial Group	22,300	651
Protective Life	1,600	35
Provident Financial Services (A)	8,800	105
Public Storage †	1,900	175
Ramco-Gershenson Properties †	3,000	34
Regions Financial	34,400	270
Reinsurance Group of America, Cl A	3,200	168
RenaissanceRe Holdings	14,100	800
Resource Capital †	17,700	120
SL Green Realty † (A)	12,400	710
SLM *	45,200	566
Southside Bancshares	1,300	28
Starwood Property Trust †	3,100	60
SunTrust Banks	600	16
T. Rowe Price Group (A)	8,200	451
TFS Financial	1,400	19
Transatlantic Holdings	12,000	634
Trustco Bank NY (A)	6,000	37
Unum Group	16,300	404
Vornado Realty Trust † (A)	5,035	381
Waddell & Reed Financial, Cl A	14,200	512
Webster Financial (A)	7,600	133
WesBanco	3,400	55
WR Berkley	1,200	31
XL Capital, Cl A	23,800	450

		22,481

Health Care — 7.2%
Abraxis Bioscience *	1,400	72
Alexion Pharmaceuticals *	600	33
Allscripts Healthcare Solutions * (A)	20,600	403
American Dental Partners *	700	9
AmerisourceBergen	26,800	775
Biogen Idec *	300	17
Bruker BioSciences *	4,000	58
C.R. Bard	3,500	303
Cephalon *	2,700	183
Cigna	700	26
Community Health Systems *	1,400	52
Cooper (A)	4,200	163
Coventry Health Care *	15,300	378
Endo Pharmaceuticals Holdings *	7,800	185

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Forest Laboratories *	11,000	$345
Henry Schein *	5,000	295
Hill-Rom Holdings	19,200	523
Hologic * (A)	28,800	534
Hospira *	18,200	1,031
Humana *	15,200	711
IDEXX Laboratories * (A)	8,200	472
Intuitive Surgical *	2,200	766
Invacare (A)	2,800	74
Kinetic Concepts *	19,700	942
Laboratory Corp of America Holdings *	3,900	295
Life Technologies *	9,600	502
Lincare Holdings * (A)	4,400	197
Meridian Bioscience	3,600	73
Mettler Toledo International *	3,800	415
Par Pharmaceutical *	3,400	84
Perrigo (A)	5,400	317
Quest Diagnostics	7,500	437
Quidel *	3,200	47
Techne	2,200	140
Universal Health Services, Cl B	23,600	828
Valeant Pharmaceuticals International * (A)	10,300	442
Vertex Pharmaceuticals *	4,400	180
Waters *	4,100	277
Watson Pharmaceuticals *	7,800	326

		12,910

Industrials — 9.3%
Alliant Techsystems * (A)	5,200	423
Avery Dennison	9,400	342
C.H. Robinson Worldwide (A)	6,700	374
Carlisle	13,300	507
Cintas	1,000	28
Crane	6,900	245
Delta Air Lines *	11,800	172
Donaldson	3,300	149
Dover	9,100	425
DynCorp International, Cl A *	2,200	25
Eaton	6,400	485
Equifax	5,200	186
Flowserve	1,600	176
Hubbell, Cl B	14,500	731
IDEX	6,100	202
ITT	17,900	960
Joy Global	16,400	928
Kansas City Southern *	1,300	47
KBR	7,900	175
Kennametal	600	17
L-3 Communications Holdings	12,400	1,136
Lennox International	1,900	84
Masco	18,600	289
McDermott International *	17,700	476
Northrop Grumman	4,400	289
Oshkosh Truck	26,800	1,081
Owens Corning *	10,300	262
Pall	15,300	620
Parker Hannifin	8,300	537
Pentair	2,600	93
Raytheon	4,600	263
Republic Services	11,900	346

Description	Shares	Market Value ($ Thousands)

Robert Half International	2,200	$67
Rockwell Automation	10,300	581
Roper Industries	3,100	179
RR Donnelley & Sons	8,800	188
Ryder System	1,400	54
Schawk, Cl A	1,100	20
Shaw Group *	16,100	554
Southwest Airlines	30,800	407
Stericycle * (A)	3,600	196
Thomas & Betts *	5,100	200
Timken	24,200	726
Toro (A)	5,000	246
URS *	10,800	536
WW Grainger	5,100	552

		16,579

Information Technology — 12.7%
Altera	9,800	238
Amdocs *	21,900	660
Analog Devices	2,800	81
Arrow Electronics *	25,200	759
Avnet *	33,500	1,005
BMC Software *	14,200	540
Brightpoint *	2,000	15
Broadcom, Cl A	1,600	53
Broadridge Financial Solutions	20,700	443
CA	34,600	812
Cirrus Logic *	2,200	18
Computer Sciences *	15,600	850
Compuware *	57,700	485
DST Systems (A)	17,500	725
F5 Networks *	4,500	277
Factset Research Systems (A)	1,300	95
Fairchild Semiconductor International *	20,700	220
Fidelity National Information Services	22,520	528
Fiserv *	6,700	340
Harris	17,600	836
Hewitt Associates, Cl A *	8,800	350
IAC *	20,200	459
Ingram Micro, Cl A *	8,400	147
Integrated Device Technology *	60,900	373
Intersil, Cl A	5,900	87
Intuit *	16,900	580
Iron Mountain	2,700	74
Jabil Circuit	63,100	1,022
Lam Research *	11,000	411
Lender Processing Services	18,700	706
Linear Technology (A)	12,600	356
LSI Logic *	24,900	152
Marvell Technology Group *	35,900	732
Maxim Integrated Products	11,600	225
McAfee *	10,400	417
Micron Technology * (A)	87,000	904
National Instruments (A)	6,200	207
National Semiconductor (A)	26,400	382
Novatel Wireless *	6,000	40
Nvidia *	17,500	304
PMC - Sierra *	6,200	55
Riverbed Technology *	2,800	79
SAIC *	4,200	74

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

SanDisk *	4,400	$152
Seagate Technology	57,800	1,055
Silicon Laboratories * (A)	5,500	262
Symantec *	10,400	176
Tech Data *	11,100	465
Teradata *	18,400	532
Teradyne *	3,400	38
Travelzoo *	1,300	20
Vishay Intertechnology *	63,300	648
Western Digital *	33,900	1,322
Western Union	4,100	70
Xerox	57,100	557
Xilinx	7,200	184
Zoran *	1,000	11

		22,608

Materials — 4.6%
Alcoa	9,200	131
Ashland	19,300	1,019
Ball	2,800	150
Celanese, Ser A	25,500	812
Crown Holdings *	25,200	679
Cytec Industries	10,700	500
Eastman Chemical	4,200	267
International Paper	28,700	706
Lubrizol	12,200	1,119
Nalco Holding	19,700	479
NewMarket	1,000	103
Owens-Illinois *	3,800	135
Pactiv *	2,300	58
Reliance Steel & Aluminum	13,500	665
RPM International	1,500	32
Solutia *	1,100	18
Sonoco Products	17,200	530
Spartech *	5,300	62
Steel Dynamics	1,600	28
Valspar	5,800	171
Walter Energy (A)	6,700	618

		8,282

Telecommunication Services — 0.5%
Atlantic Telegraph-Network	1,100	49
CenturyTel	8,200	291
Frontier Communications (A)	19,200	143
Qwest Communications International	21,700	113
Telephone & Data Systems	1,900	64
Windstream	18,700	204

		864

Utilities — 5.3%
AES *	65,000	715
AGL Resources	4,200	162
Allegheny Energy	10,700	246
Alliant Energy	400	13
Ameren	10,200	266
American Water Works	9,700	211
Aqua America (A)	11,200	197
Atmos Energy	4,500	129
CMS Energy (A)	4,800	74
Consolidated Edison	4,600	205
Constellation Energy Group	29,600	1,039
DPL	15,600	424

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

DTE Energy	17,800	$794
Edison International	15,500	530
Energen	15,700	731
MDU Resources Group	22,200	479
Mirant *	17,700	192
NRG Energy *	10,500	219
NSTAR	8,000	283
Oneok	13,100	598
Pepco Holdings	3,900	67
Pinnacle West Capital	9,100	343
PPL	8,900	247
RRI Energy *	7,800	29
Sempra Energy	10,000	499
Southern Union	16,100	408
UGI	8,900	236
Xcel Energy	8,700	185

		9,521

Total Common Stock (Cost $109,525) ($ Thousands)		134,453

CASH EQUIVALENT — 22.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	40,839,175	40,839

Total Cash Equivalent (Cost $40,839) ($ Thousands)		40,839

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P., 0.210% (B)**††	5,856,421	5,548

Total Affiliated Partnership (Cost $5,857) ($ Thousands)		5,548

U.S. TREASURY OBLIGATION (C) (D) — 2.1%
U.S. Treasury Bills
0.121%, 06/03/10	$3,854	3,853

Total U.S. Treasury Obligation (Cost $3,853) ($ Thousands)		3,853

Total Investments — 103.4% (Cost $160,074) ($ Thousands)		$184,693

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	560	Jun-2010	$(28)

For the period ended March 31, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2010

Percentages are based on Net Assets of $178,618 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $5,657 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of March 31, 2010 was $5,548 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion there, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

Ser — Series

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 8.1%
Aaron Rents	49,300	$1,644
Amazon.com *	33,471	4,543
Buckle	27,000	992
Burger King Holdings	69,900	1,486
Career Education *	45,300	1,433
Carter’s *	54,300	1,637
Choice Hotels International	48,100	1,674
Cinemark Holdings	86,000	1,577
DIRECTV, Cl A *	51,900	1,755
Discovery Communications, Cl A *	52,700	1,781
DreamWorks Animation SKG, Cl A *	43,500	1,713
GameStop, Cl A *	21,400	469
Genuine Parts	24,800	1,048
Gildan Activewear *	28,600	752
H&R Block	32,000	570
ITT Educational Services *	13,800	1,552
John Wiley & Sons, Cl A	13,300	576
Panera Bread, Cl A *	11,100	849
Shaw Communications, Cl B	43,900	872
Strayer Education	10,371	2,526
Tractor Supply	30,600	1,776

		31,225

Consumer Staples — 15.1%
Altria Group	196,175	4,025
Brown-Forman, Cl B	73,714	4,382
Campbell Soup	73,907	2,613
Church & Dwight	27,100	1,814
Dean Foods *	75,900	1,191
Flowers Foods	57,500	1,423
General Mills	27,400	1,940
Hansen Natural *	19,400	842
Hershey	76,186	3,261
Hormel Foods	147,215	6,184
Kellogg	32,800	1,752
Kimberly-Clark	44,866	2,821
Lorillard	60,366	4,542
McCormick	39,375	1,510
PepsiCo	5,642	373
Philip Morris International	87,091	4,543
Ralcorp Holdings *	22,600	1,532
Reynolds American	83,320	4,498
Ruddick	45,000	1,424
Safeway	8,383	208
Sara Lee	69,713	971
SYSCO	152,839	4,509
Tyson Foods, Cl A	81,650	1,564

		57,922

Energy — 3.6%
Chevron	26,900	2,040
CNX Gas *	46,500	1,769
ConocoPhillips	2,273	116
Dresser-Rand Group *	27,500	864
Enbridge	36,400	1,738
Exxon Mobil	29,200	1,956
FMC Technologies *	25,100	1,622
Murphy Oil	15,518	872
PetroHawk Energy *	28,100	570

Description	Shares	Market Value ($ Thousands)

Teekay Shipping	34,300	$780
TransCanada	44,300	1,629

		13,956

Financials — 13.6%
Alexandria Real Estate Equities †	10,000	676
Alleghany *	2,040	593
Bancorpsouth	59,100	1,239
Bank of Hawaii	95,373	4,287
BOK Financial	15,311	803
Capitol Federal Financial	57,298	2,147
Commerce Bancshares	133,173	5,479
Corporate Office Properties Trust †	39,700	1,593
Cullen/Frost Bankers	66,031	3,684
Endurance Specialty Holdings	38,400	1,427
Erie Indemnity, Cl A	42,500	1,833
Essex Property Trust †	19,100	1,718
Federated Investors, Cl B	58,600	1,546
First Citizens BancShares, Cl A	11,436	2,273
First Niagara Financial Group	38,408	546
Health Care †	36,700	1,660
Hudson City Bancorp	114,000	1,614
MFA Financial †	113,400	835
NASDAQ OMX Group *	30,300	640
National Retail Properties †	46,100	1,052
Nationwide Health Properties †	28,900	1,016
People’s United Financial	194,780	3,046
ProAssurance *	20,500	1,200
Prosperity Bancshares	35,600	1,459
Realty Income †	57,200	1,756
RenaissanceRe Holdings	30,400	1,725
TFS Financial	238,535	3,185
UMB Financial	31,300	1,271
Washington Real Estate Investment Trust †	51,700	1,579
Wesco Financial	630	243

		52,125

Health Care — 22.5%
Abbott Laboratories	102,280	5,388
Allscripts Healthcare Solutions *	8,178	160
AmerisourceBergen	218,226	6,311
Amgen *	76,076	4,546
Baxter International	55,195	3,212
Becton Dickinson	57,460	4,524
Biogen Idec *	78,674	4,513
C.R. Bard	49,614	4,298
Cardinal Health	125,211	4,511
Celgene *	13,000	805
Edwards Lifesciences *	19,344	1,913
Eli Lilly	40,374	1,462
Endo Pharmaceuticals Holdings *	67,500	1,599
Forest Laboratories *	123,040	3,859
Genzyme *	95,329	4,941
Gilead Sciences *	91,190	4,147
Henry Schein *	23,226	1,368
Johnson & Johnson	69,099	4,505
Kinetic Concepts *	22,800	1,090
Laboratory Corp of America Holdings *	9,900	750
LifePoint Hospitals *	19,200	706
McKesson	98,316	6,461

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Medco Health Solutions *	8,508	$549
Mettler Toledo International *	5,600	611
Millipore *	29,987	3,167
Myriad Genetics *	54,800	1,318
Owens & Minor	29,500	1,369
Patterson	57,200	1,776
Perrigo	17,500	1,028
Techne	63,609	4,051
United Therapeutics *	24,300	1,345

		86,283

Industrials — 3.9%
Alliant Techsystems *	16,400	1,333
C.H. Robinson Worldwide	29,300	1,636
Copa Holdings, Cl A	12,407	754
FTI Consulting *	27,800	1,093
Gardner Denver	24,600	1,083
IHS, Cl A *	10,200	545
KBR	69,200	1,534
Landstar System	37,900	1,591
Lennox International	33,300	1,476
Nordson	17,400	1,182
Northrop Grumman	7,284	478
Raytheon	13,000	743
Rollins	65,800	1,427

		14,875

Information Technology — 11.2%
Adtran	52,100	1,373
Analog Devices	114,926	3,312
AVX	47,700	677
Broadcom, Cl A	1,001	33
Diebold	23,500	747
eBay *	1,858	50
Flir Systems *	18,600	525
Google, Cl A *	7,534	4,272
Harris	33,700	1,600
Hewitt Associates, Cl A *	41,900	1,667
IAC *	48,620	1,106
Ingram Micro, Cl A *	94,404	1,657
Intel	204,628	4,555
International Business Machines	35,604	4,566
Jabil Circuit	6,057	98
Lender Processing Services	16,093	607
Mantech International, Cl A *	26,200	1,279
Microchip Technology	33,175	934
NeuStar, Cl A *	40,700	1,026
SAIC *	40,450	716
Sybase *	36,800	1,716
Tech Data *	94,708	3,968
Texas Instruments	169,858	4,157
Xilinx	63,967	1,631
Zebra Technologies, Cl A *	21,300	630

		42,902

Materials — 3.2%
Aptargroup	37,800	1,488
Compass Minerals International	19,000	1,524
Greif, Cl A	22,600	1,241
Intrepid Potash *	43,600	1,323
Newmont Mining	69,372	3,533
Sensient Technologies	53,000	1,540

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Silgan Holdings	26,300	$1,584

		12,233

Telecommunication Services — 2.5%
AT&T	79,900	2,065
BCE	54,000	1,585
MetroPCS Communications *	189,500	1,341
Rogers Communications, Cl B	59,300	2,024
SBA Communications, Cl A *	21,400	772
Verizon Communications	60,330	1,871

		9,658

Utilities — 11.7%
AGL Resources	82,355	3,183
Alliant Energy	50,200	1,670
Atmos Energy	125,435	3,584
Consolidated Edison	39,300	1,750
DTE Energy	35,500	1,583
Edison International	46,700	1,596
Energen	35,900	1,670
Hawaiian Electric Industries	35,500	797
Idacorp	42,700	1,478
Nicor	96,596	4,049
NSTAR	98,046	3,473
OGE Energy	45,900	1,787
Pepco Holdings	60,200	1,033
PG&E	15,500	658
Piedmont Natural Gas	53,200	1,467
PPL	49,011	1,358
SCANA	20,706	778
TECO Energy	105,800	1,681
UGI	92,584	2,457
Vectren	105,405	2,606
WGL Holdings	40,100	1,390
Wisconsin Energy	94,324	4,661

		44,709

Total Common Stock (Cost $306,425) ($ Thousands)		365,888

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	9,834,857	9,835

Total Cash Equivalent (Cost $9,835) ($ Thousands)		9,835

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.112%, 06/03/10 (A) (B)	$829	829
U.S. Cash Management Bill
0.000%, 06/10/10 (B)	59	59

Total U.S. Treasury Obligations (Cost $888) ($ Thousands)		888

Total Investments — 98.2% (Cost $317,148) ($ Thousands)		$376,611

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2010

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E- MINI	182	Jun-2010	$90

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $383,651 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK—94.2%

Australia—5.1%
AGL Energy	14,711	$203
Amcor	82,898	486
Australia & New Zealand Banking Group	18,141	422
Cape Lambert Resources *	206,463	93
Centennial Coal	107,804	422
CFS Retail Property Trust †	91,638	158
Coal & Allied Industries	7,478	617
CSL	23,427	783
Decmil Group *	77,458	113
Forge Group	4,334	12
Foster’s Group	201,593	979
Gujarat NRE Coking Coal *	24,727	16
McPherson’s	16,139	46
Metcash	96,419	367
Mount Gibson Iron *	56,386	97
Origin Energy	101,311	1,539
RHG *	89,178	50
Silver Lake Resources *	34,271	39
Specialty Fashion Group	19,378	27
TABCORP Holdings	292,471	1,852
Tatts Group	719,343	1,624
Telstra	29,975	82
Wesfarmers	112,832	3,298

		13,325

Belgium—2.1%
Belgacom	23,111	904
Cofinimmo †	2,631	372
Colruyt	11,515	2,840
Delhaize Group	814	65
Intervest Offices †	868	28
Mobistar	21,195	1,307

		5,516

Canada—11.8%
Aastra Technologies	1,100	35
Alimentation Couche Tard, Cl B	177,900	3,246
BCE	103,400	3,039
Canadian Tire, Cl A	4,000	219
Canadian Utilities, Cl A	9,700	469
Cash Store Financial Services	3,100	46
CGI Group, Cl A *	138,500	2,075
Cott *	20,000	156
Empire, Cl A	36,200	1,880
Enbridge	52,200	2,492
Fairfax Financial Holdings	600	226
Fortis	38,200	1,088
Garda World Security, Cl A *	18,000	191
Genworth MI Canada	3,431	93
George Weston	20,900	1,445
Goldcorp	50,700	1,897
Laurentian Bank of Canada	22,200	943
MacDonald Dettwiler & Associates *	2,800	104
Manitoba Telecom Services	22,300	701
Metro, Cl A	46,200	1,917
National Bank of Canada	11,700	713
Provident Energy Trust	17,200	134
Rogers Communications, Cl B	34,200	1,169

Description	Shares	Market Value ($ Thousands)

Royal Bank of Canada	7,500	$440
Saputo	100,700	2,936
Shoppers Drug Mart	27,500	1,183
SXC Health Solutions *	1,356	91
TMX Group	13,100	386
Toronto-Dominion Bank	16,100	1,201
West Energy *	13,000	64

		30,579

Cayman Islands—0.0%
Hutchison Telecommunications International *	51,000	14
Pacific Textile Holdings	144,000	91

		105

Denmark—1.7%
Coloplast, Cl B	18,992	2,095
Novo Nordisk, Cl B	29,483	2,292

		4,387

Finland—0.9%
Componenta	2,696	16
Oriola-KD	19,184	126
Orion, Cl B	67,842	1,504
Tietoenator	23,696	550

		2,196

France—1.9%
Boiron	5,001	213
Bonduelle S.C.A.	533	60
France Telecom	69,456	1,665
PagesJaunes Groupe	856	10
Sanofi-Aventis	16,432	1,227
Societe BIC	23,393	1,794

		4,969

Germany—1.7%
Balda *	29,337	133
Beiersdorf	16,959	1,016
Deutsche Telekom	87,769	1,192
Hannover Rueckversicherung	4,272	211
Hornbach Holding	313	34
Software	9,486	1,132
Suedzucker	26,720	591

		4,309

Greece—0.1%
Public Power	12,644	222

Hong Kong—2.7%
Cheung Kong Infrastructure Holdings	78,000	302
CLP Holdings	470,500	3,363
HongKong Electric Holdings	399,500	2,369
Link †	369,500	911
NAM TAI Electronics *	16,900	85

		7,030

Ireland—0.4%
Kerry Group, Cl A	2,259	70
Warner Chilcott, Cl A *	41,411	1,058

		1,128

Italy—2.2%
CSP International Fashion Group	6,238	8

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

DiaSorin	15,198	$573
Parmalat	397,107	1,089
Snam Rete Gas	677,461	3,440
Terna Rete Elettrica Nazionale	133,119	577

		5,687

Japan—21.1%
77 Bank	25,000	143
ABC-Mart	18,100	579
Able	3,000	24
Adores	12,000	22
Ain Pharmaciez	1,200	35
Aisin Seiki	20,700	620
Ajis	1,300	21
Amiyaki Tei	13	37
Asahi Breweries	133,700	2,508
Bank of Kyoto	35,000	322
Benesse	36,200	1,569
BML	2,800	71
Chubu Electric Power	94,700	2,368
Chugoku Bank	13,000	176
Combi	9,500	71
Dainippon Sumitomo Pharma	153,900	1,412
Doshisha	2,400	62
Faith	242	29
FamilyMart	30,700	978
Fuji	1,900	37
Fuji Electric Holdings	789,000	2,153
Fuji Oil	77,500	1,096
FUJI SOFT	8,000	134
Fukuyama Transporting	71,000	355
Hachijuni Bank	34,000	194
Haruyama Trading	2,000	9
Hazama	14,000	12
Hibiya Engineering	2,500	22
Hokkaido Electric Power	6,500	125
Hokuriku Electric Power	38,500	847
Iida Home Max	1,900	31
Ito En	40,800	632
Itochu Techno-Solutions	3,700	122
Iyo Bank	47,000	447
Kagawa Bank	10,000	34
Kamigumi	115,000	925
Kansai Electric Power	105,100	2,409
Kansai Paint	32,000	261
KDDI	93	482
Keihin Electric Express Railway	174,000	1,430
Kintetsu	115,000	358
Koito Manufacturing	73,000	1,085
Kojima	20,300	182
Kokuyo	27,300	227
Komatsu Seiren	5,000	20
Kyushu Electric Power	70,600	1,538
Lawson	47,400	2,024
Lion	167,000	842
Mabuchi Motor	200	11
Marudai Food	82,000	234
Maruzen Showa Unyu	7,000	26
McDonald’s Holdings Japan	8,000	163
Miraca Holdings	24,500	747
Morinaga Milk Industry	83,025	327
MOS Food Services	2,000	33

Description	Shares	Market Value ($ Thousands)

NEC Mobiling	1,700	$41
NET One Systems	107	136
Nichirei	45,000	168
Nihon Shokuhin Kako	7,000	47
Nippon Express	33,000	142
Nippon Meat Packers	35,000	443
Nippon Telegraph & Telephone	28,100	1,185
Nippon Television Network	2,520	343
Nishi-Nippon City Bank	50,000	148
Nisshin Seifun Group	30,500	394
Nitori	17,000	1,292
Noevir	4,800	50
NTT DoCoMo	2,415	3,680
Ohsho Food Service	3,400	89
Oita Bank	33,082	122
Okumura	68,000	238
Ono Pharmaceutical	3,400	151
Oracle Japan	3,900	181
Oriental Land	3,600	251
Oriental Yeast	3,000	14
Osaka Gas	78,000	280
Prima Meat Packers	145,000	154
Rinnai	5,600	294
Ryoshoku	3,000	70
Sankyo	31,200	1,544
Santen Pharmaceutical	16,500	496
Shikoku Electric Power	35,500	1,006
Shimachu	4,800	102
Shinkin Central Bank	18	31
Shizuoka Gas	46,500	266
Sogo Medical	4,600	101
Studio Alice	10,500	94
Taisho Pharmaceutical	1,000	18
Takeda Pharmaceutical	19,900	876
Tobu Railway	177,000	983
Toho Gas	268,000	1,463
Tohoku Electric Power	1,700	36
Tokyo Electric Power	47,800	1,275
Tokyo Gas	267,000	1,177
Tokyo Style	5,000	35
TonenGeneral Sekiyu	36,000	304
Toyo Suisan Kaisha	11,000	285
Trancom	1,300	22
Tsumura	3,100	90
Unicharm	11,200	1,082
Wacoal Holdings	48,000	600
Yamato Holdings	117,100	1,647
Yamazaki Baking	54,000	669

		54,736

Luxembourg—0.2%
ArcelorMittal	9,662	423

Netherlands—1.0%
Royal Dutch Shell, Cl A	41,098	1,191
Royal KPN	71,768	1,139
Teleplan International *	116,145	359

		2,689

New Zealand—0.0%
Auckland International Airport	15,257	21
Fisher & Paykel Healthcare	24,293	57

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Restaurant Brands New Zealand	21,157	$30

		108

Singapore—0.1%
Broadway Industrial Group *	191,000	130

Spain—0.4%
Telefonica	43,681	1,037

Sweden—1.2%
Electrolux	107,721	2,469
Investor, Cl B	33,508	645

		3,114

Switzerland—1.5%
Bell Holding	13	20
Emmi	489	69
LifeWatch *	199	3
Nestle	24,211	1,242
Novartis	27,245	1,474
Schindler Holding	460	40
Synthes	7,189	899

		3,747

United Kingdom—6.4%
Associated British Foods	38,987	579
AstraZeneca	90,347	4,028
BAE Systems	249,721	1,406
BP	444,355	4,202
Fiberweb	4,598	4
GlaxoSmithKline	25,705	493
Imperial Tobacco Group	12,919	394
JD Sports Fashion	2,922	29
LSL Property Services	9,779	45
Mcbride	13,930	48
Rank Group	56,915	101
Reckitt Benckiser Group	59,547	3,267
Robert Wiseman Dairies	15,028	113
Smith & Nephew	76,581	763
TUI Travel	70,749	324
WM Morrison Supermarkets	187,424	834

		16,630

United States—31.7%
Abbott Laboratories	49,000	2,581
Alaska Air Group *	14,300	590
Allied Healthcare International *	8,200	22
Altria Group	58,348	1,198
American Italian Pasta, Cl A *	4,210	164
AmerisourceBergen	22,145	640
Amgen *	30,289	1,810
Annaly Capital Management †	171,800	2,952
Apollo Group, Cl A *	13,681	839
Archer-Daniels-Midland	38,100	1,101
AT&T	45,111	1,166
Bristol-Myers Squibb	45,100	1,204
C.R. Bard	30,700	2,659
Campbell Soup	67,969	2,403
Capella Education *	13,382	1,242
Career Education *	5,693	180
Cephalon *	14,608	990
Chevron	16,058	1,218
Clorox	40,200	2,579

Description	Shares	Market Value ($ Thousands)

Compass Minerals International	3,655	$293
Constellation Energy Group	56,400	1,980
Corinthian Colleges *	12,741	224
Coventry Health Care *	100	2
Del Monte Foods	15,623	228
DeVry	8,658	564
Dollar Tree *	12,207	723
Dun & Bradstreet	6,900	514
Dynamics Research *	6,300	71
Emergency Medical Services, Cl A *	7,676	434
Endo Pharmaceuticals Holdings *	15,025	356
ePlus *	1,500	26
Exxon Mobil	17,845	1,195
Family Dollar Stores	80,949	2,963
Forest Laboratories *	38,600	1,211
General Mills	45,900	3,249
Gilead Sciences *	23,147	1,053
Haverty Furniture	2,100	34
Hormel Foods	64,281	2,701
Insmed *	260,759	308
International Business Machines	9,500	1,218
International Shipholding	20,260	595
ITT Educational Services *	7,582	853
John B. Sanfilippo & Son *	7,000	103
Johnson & Johnson	18,600	1,213
Kimberly-Clark	25,626	1,611
Kinder Morgan Management *	65	4
Kirkland’s *	2,553	53
Lancaster Colony	17,625	1,039
Lincoln Educational Services *	33,540	849
Lorillard	25,640	1,929
Magellan Health Services *	34,700	1,509
Mantech International, Cl A *	11,447	559
MCG Capital *	6,600	34
Medco Health Solutions *	20,500	1,324
Metropolitan Health Networks *	22,529	73
Microsoft	31,724	929
Miller Industries	13,342	166
Mylan Laboratories *	53,778	1,221
Odyssey HealthCare *	29,054	526
Par Pharmaceutical *	43,241	1,072
Perrigo	7,226	424
Pfizer	63,500	1,089
PG&E	21,400	908
Pinnacle Airlines *	6,723	50
Procter & Gamble	20,000	1,265
Protection One *	4,988	57
Providence Service *	24,903	378
Radio One, Cl D *	23,046	70
Raytheon	50,800	2,902
Reynolds American	7,800	421
Ross Stores	23,600	1,262
Rural *	21,721	158
SAIC *	63,100	1,117
Santarus *	16,896	91
Seneca Foods, Cl A *	24,525	714
Sturm Ruger	7,806	94
Sunoco Logistics Partners	1,062	73
Tessco Technologies	1,531	36
TJX	61,000	2,594
TreeHouse Foods *	24,643	1,081

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group	6,265	$205
Viropharma *	28,127	383
Wal-Mart Stores	66,600	3,703
Watson Pharmaceuticals *	11,600	485
West Marine *	25,618	278
Western Digital *	35,600	1,388
World Fuel Services	20,503	546

		82,319

Total Common Stock (Cost $223,915) ($ Thousands)		244,386

CASH EQUIVALENT—4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	11,262,948	11,263

Total Cash Equivalent (Cost $11,263) ($ Thousands)		11,263

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.137%, 06/03/10 (A) (B)	$928	928
U.S. Cash Management Bills
0.000%, 06/10/10 (B)	55	55

Total U.S. Treasury Obligations (Cost $983) ($ Thousands)		983

Total Investments — 98.9% (Cost $236,161) ($ Thousands)		$256,632

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50
Index	47	Jun-2010	$13
FTSE 100 Index	15	Jun-2010	8
Hang Seng Index	1	Apr-2010	1
S&P 500 Composite
Index	17	Jun-2000	68
SPI 200 Index	3	Jun-2010	1

			$91

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/28/10	AUD	12,539	USD	11,299	$(175)
4/28/10	CAD	33,388	USD	32,475	(441)
4/28/10	EUR	27,674	USD	37,084	(358)
4/28/10	GBP	11,582	USD	17,257	(307)
4/28/10	JPY	5,751,491	USD	62,147	574
4/28/10	USD	153	AUD	167	1
4/28/10	USD	323	CAD	329	1
4/28/10	USD	539	EUR	400	2
4/28/10	USD	209	GBP	139	2
4/28/10	USD	76	JPY	7,046	(1)

					$(702)

Percentages are based on Net Assets of $259,365 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 7.9%
Aaron Rents	17,300	$577
Autoliv	8,000	412
Buckle	8,800	324
Burger King Holdings	33,100	704
Career Education *	26,000	823
Carter’s *	27,700	835
Choice Hotels International	18,600	647
Cinemark Holdings	43,300	794
DIRECTV, Cl A *	26,400	893
Discovery Communications, Cl A *	24,600	831
DreamWorks Animation SKG, Cl A *	18,400	725
GameStop, Cl A *	23,200	508
Genuine Parts	20,100	849
Gildan Activewear *	17,100	450
Hillenbrand	24,129	530
ITT Educational Services *	6,700	753
John Wiley & Sons, Cl A	7,900	342
Panera Bread, Cl A *	7,400	566
priceline.com *	10,422	2,658
Shaw Communications, Cl B	23,700	471
Strayer Education	1,600	390
Tractor Supply	12,700	737

		15,819

Consumer Staples — 22.7%
Altria Group	115,481	2,370
Brown-Forman, Cl B	25,558	1,519
Campbell Soup	32,391	1,145
Church & Dwight	42,119	2,820
Clorox	15,349	984
Coca-Cola	33,334	1,833
Colgate-Palmolive	28,403	2,422
Dean Foods *	39,600	621
Flowers Foods	28,100	695
General Mills	43,826	3,103
Hansen Natural *	12,100	525
Hershey	33,694	1,442
HJ Heinz	25,538	1,165
Hormel Foods	58,497	2,458
JM Smucker	27,275	1,644
Kellogg	53,143	2,839
Kimberly-Clark	43,911	2,761
Kroger	3,751	81
Lorillard	31,111	2,341
McCormick	41,483	1,591
PepsiCo	17,439	1,154
Philip Morris International	43,777	2,283
Procter & Gamble	28,324	1,792
Ralcorp Holdings *	11,700	793
Reynolds American	45,068	2,433
Ruddick	21,900	693
Wal-Mart Stores	33,220	1,847

		45,354

Energy — 3.7%
Chevron	12,400	941
CNX Gas *	26,600	1,012
Dresser-Rand Group *	14,800	465
Enbridge	18,300	874

Description	Shares	Market Value ($ Thousands)

Exxon Mobil	13,300	$891
FMC Technologies *	11,700	756
Murphy Oil	7,800	438
PetroHawk Energy *	18,300	371
SEACOR Holdings *	3,500	282
Teekay Shipping	23,700	539
TransCanada	22,500	827

		7,396

Financials — 13.1%
Alexandria Real Estate Equities †	6,300	426
Alleghany *	1,224	356
Bancorpsouth	27,200	570
Capitol Federal Financial	69,452	2,602
Commerce Bancshares	47,924	1,972
Corporate Office Properties Trust †	18,000	722
Endurance Specialty Holdings	21,000	780
Erie Indemnity, Cl A	16,600	716
Essex Property Trust †	9,500	855
Federated Investors, Cl B	28,300	747
First Citizens BancShares, Cl A	3,900	775
Health Care †	19,100	864
Hudson City Bancorp	59,100	837
MFA Financial †	43,700	322
NASDAQ OMX Group *	20,500	433
National Retail Properties †	24,800	566
Nationwide Health Properties †	23,000	808
PartnerRe	4,000	319
People’s United Financial	133,778	2,092
Platinum Underwriters Holdings	7,100	263
ProAssurance *	12,500	732
Prosperity Bancshares	17,500	717
Realty Income †	27,500	844
RenaissanceRe Holdings	13,100	744
TFS Financial	234,620	3,132
UMB Financial	13,500	548
Washington Real Estate Investment Trust †	24,100	736
Wesco Financial	4,402	1,697

		26,175

Health Care — 15.8%
Abbott Laboratories	40,451	2,131
Allscripts Healthcare Solutions *	125,429	2,454
AmerisourceBergen	92,948	2,688
Becton Dickinson	10,075	793
C.R. Bard	14,896	1,290
Celgene *	4,500	279
Dentsply International	47,105	1,642
Edwards Lifesciences *	15,744	1,557
Eli Lilly	23,462	850
Endo Pharmaceuticals Holdings *	33,600	796
Genzyme *	15,100	783
Henry Schein *	36,204	2,132
Idexx Laboratories *	34,700	1,997
Johnson & Johnson	31,109	2,028
Kinetic Concepts *	14,400	688
Laboratory Corp of America Holdings *	18,250	1,382
LifePoint Hospitals *	11,200	412
McKesson	13,900	913
Mettler Toledo International *	2,700	295

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Myriad Genetics *	30,100	$724
Owens & Minor	16,400	761
Patterson	28,700	891
Perrigo	10,100	593
Pfizer	41,574	713
Quest Diagnostics	9,259	540
Techne	24,870	1,584
United Therapeutics *	13,600	752

		31,668

Industrials — 5.5%
Alliant Techsystems *	8,600	699
C.H. Robinson Worldwide	13,100	732
Dun & Bradstreet	18,905	1,407
FTI Consulting *	16,400	645
Gardner Denver	14,400	634
IHS, Cl A *	6,100	326
KBR	31,300	693
Landstar System	16,500	693
Lennox International	18,600	824
Nordson	7,700	523
Raytheon	10,200	583
Rollins	29,800	646
Stericycle *	37,446	2,041
United Parcel Service, Cl B	9,255	596

		11,042

Information Technology — 9.5%
Adtran	24,500	645
Applied Materials	35,958	485
Automatic Data Processing	5,200	231
AVX	22,200	315
Cree *	20,029	1,406
Diebold	31,849	1,012
Flir Systems *	10,200	288
Google, Cl A *	4,572	2,592
Harris	14,000	665
Hewitt Associates, Cl A *	16,800	668
IAC *	102,041	2,321
Ingram Micro, Cl A *	41,500	728
Linear Technology	12,871	364
Mantech International, Cl A *	13,000	635
Microchip Technology	33,447	942
National Instruments	12,748	425
NeuStar, Cl A *	23,600	595
SAIC *	19,400	344
Sybase *	19,800	923
Tech Data *	34,512	1,446
WebMD Health, Cl A *	9,696	450
Zebra Technologies, Cl A *	48,247	1,428

		18,908

Materials — 3.8%
Aptargroup	15,400	606
Compass Minerals International	9,800	786
Greif, Cl A	12,700	697
Intrepid Potash *	27,500	834
Newmont Mining	45,183	2,301
Reliance Steel & Aluminum	6,000	296
Royal Gold	16,142	746
Sensient Technologies	19,100	555
Silgan Holdings	12,400	747

		7,568

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.7%
AT&T	37,900	$979
BCE	20,700	608
CenturyTel	19,103	677
MetroPCS Communications *	111,300	788
Rogers Communications, Cl B	25,200	860
SBA Communications, Cl A *	9,700	350
Telephone & Data Systems	4,700	159
Verizon Communications	30,300	940

		5,361

Utilities — 11.2%
AGL Resources	19,400	750
Alliant Energy	23,300	775
Atmos Energy	21,600	617
Consolidated Edison	24,656	1,098
DTE Energy	20,700	923
Edison International	23,600	806
Energen	6,500	302
Hawaiian Electric Industries	58,670	1,317
Idacorp	21,600	748
Integrys Energy Group	10,900	517
New Jersey Resources	8,700	327
Nicor	17,100	717
NSTAR	78,413	2,777
OGE Energy	51,903	2,021
Pepco Holdings	35,000	600
PG&E	12,300	522
Piedmont Natural Gas	24,800	684
SCANA	33,337	1,253
Sempra Energy	12,900	644
Southern	26,142	867
TECO Energy	42,300	672
Vectren	53,148	1,314
WGL Holdings	15,500	537
Wisconsin Energy	32,605	1,611

		22,399

Total Common Stock (Cost $157,664) ($ Thousands)		191,690

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.070%**††	7,790,116	7,790

Total Cash Equivalent (Cost $7,790) ($ Thousands)		7,790

U.S. TREASURY OBLIGATION (A) (B) — 0.3% U.S. Treasury Bills
0.114%, 06/03/10	$545	545

Total U.S. Treasury Obligation (Cost $545) ($ Thousands)		545

Total Investments — 100.1% (Cost $165,999) ($ Thousands)		$200,025

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2010

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	70	Jun-2010	$66

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $199,921 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 28, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: May 28, 2010